UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Jackson Variable Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

Mark D. Nerud Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2015 – September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2015

JNAM Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 57.0%
JNL/BlackRock Global Long Short Credit Fund (1.9%) (a)	886	$8,978
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.4%) (a)	311	4,011
JNL/FAMCO Flex Core Covered Call Fund (1.6%) (a)	218	2,526
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	388	4,047
JNL/PPM America Long Short Credit Fund (2.8%) (a)	951	8,938
		28,500
DOMESTIC FIXED INCOME - 28.0%
JNL/PPM America Floating Rate Income Fund - Class A (0.6%) (a)	836	8,990
JNL/Scout Unconstrained Bond Fund - Class A (0.5%) (a)	521	5,013
		14,003
GLOBAL FIXED INCOME - 8.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	371	4,010

INTERNATIONAL FIXED INCOME - 7.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.9%) (a)	382	3,509
Total Investment Companies (cost $52,663)		50,022
Total Investments - 100.0% (cost $52,663)		50,022
Other Assets and Liabilities - Net - (0.0%)		(10)
Total Net Assets - 100.0%		$50,012

JNAM Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 21.5%
JNL Multi-Manager Alternative Fund - Class A (0.6%) (a)	407	$3,904
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	355	3,878
JNL/BlackRock Global Long Short Credit Fund (0.8%) (a)	384	3,887
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.9%) (a)	452	4,563
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	128	1,643
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	330	3,240
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	157	1,642
JNL/Nicholas Convertible Arbitrage Fund (0.5%) (a)	256	2,587
JNL/Westchester Capital Event Driven Fund - Class A (1.4%) (a)	279	2,604
		27,948
DOMESTIC BALANCED - 7.0%
JNL/T. Rowe Price Capital Appreciation Fund (2.6%) (a)	803	9,181
DOMESTIC EQUITY - 14.6%
JNL Multi-Manager Small Cap Value Fund - Class A (0.1%) (a)	96	1,301
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.9%) (a)	325	3,294
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	99	1,948
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	62	1,967
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	246	3,975
JNL/S&P Mid 3 Fund - Class A (0.5%) (a)	251	2,617
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	116	3,924
		19,026
DOMESTIC FIXED INCOME - 43.4%
JNL/DoubleLine Total Return Fund (1.2%) (a)	1,676	18,207
JNL/PIMCO Credit Income Fund (8.8%) (a)	833	9,086
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	720	9,106
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	120	1,295
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	609	3,885
JNL/PPM America Total Return Fund — Class A (0.8%) (a)	715	8,427
JNL/Scout Unconstrained Bond Fund - Class A (0.7%) (a)	674	6,482
		56,488
GLOBAL EQUITY - 3.0%
JNL/Epoch Global Shareholder Yield Fund (4.3%) (a)	360	3,970
GLOBAL FIXED INCOME - 8.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	604	6,533
JNL/Neuberger Berman Strategic Income Fund - Class A (0.5%) (a)	360	3,891
		10,424
INTERNATIONAL EQUITY - 2.5%
JNL/Lazard International Strategic Equity Fund (3.0%) (a)	288	3,295
Total Investment Companies (cost $133,641)		130,332
Total Investments - 100.0% (cost $133,641)		130,332
Other Assets and Liabilities - Net - (0.0%)		(27)
Total Net Assets - 100.0%		$130,305

JNAM Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 21.4%
JNL Multi-Manager Alternative Fund - Class A (1.8%) (a)	1,276	$12,249
JNL/AQR Managed Futures Strategy Fund - Class A (1.8%) (a)	1,122	12,244
JNL/BlackRock Global Long Short Credit Fund (2.6%) (a)	1,201	12,163
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.7%) (a)	1,414	14,272
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	396	5,099

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.2%) (a)	1,028	10,097
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	495	5,166
JNL/Nicholas Convertible Arbitrage Fund (1.7%) (a)	801	8,080
JNL/Westchester Capital Event Driven Fund - Class A (4.3%) (a)	868	8,118
		87,488
DOMESTIC BALANCED - 8.0%
JNL/T. Rowe Price Capital Appreciation Fund (9.3%) (a)	2,859	32,676

DOMESTIC EQUITY - 21.7%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (17.0%) (a)	1,886	19,123
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	298	4,045
JNL/Invesco Small Cap Growth Fund - Class A (1.0%) (a)	614	12,057
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	320	10,151
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,159	18,711
JNL/S&P Mid 3 Fund - Class A (2.1%) (a)	973	10,166
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	418	14,149
		88,402
DOMESTIC FIXED INCOME - 32.5%
JNL/DoubleLine Total Return Fund (2.8%) (a)	3,955	42,949
JNL/PIMCO Credit Income Fund (17.7%) (a)	1,674	18,269
JNL/PIMCO Total Return Bond Fund - Class A (0.6%) (a)	2,098	26,523
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	566	6,083
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	1,575	10,047
JNL/PPM America Total Return Fund — Class A (1.6%) (a)	1,378	16,252
JNL/Scout Unconstrained Bond Fund - Class A (1.3%) (a)	1,274	12,254
		132,377
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	642	5,160
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.8%) (a)	513	4,147
		9,307
GLOBAL EQUITY - 6.1%
JNL/Epoch Global Shareholder Yield Fund (11.1%) (a)	935	10,315
JNL/Harris Oakmark Global Equity Fund - Class A (16.4%) (a)	1,724	14,462
		24,777
GLOBAL FIXED INCOME - 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.9%) (a)	1,508	16,304
JNL/Neuberger Berman Strategic Income Fund - Class A (0.8%) (a)	561	6,066
		22,370

INTERNATIONAL EQUITY - 2.5%
JNL/Lazard International Strategic Equity Fund (9.4%) (a)	890	10,175
Total Investment Companies (cost $419,777)		407,572
Total Investments - 100.0% (cost $419,777)		407,572
Other Assets and Liabilities - Net - (0.0%)		(85)
Total Net Assets - 100.0%		$407,487

JNAM Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 21.5%
JNL Multi-Manager Alternative Fund - Class A (1.0%) (a)	713	$6,846
JNL/AQR Managed Futures Strategy Fund - Class A (1.0%) (a)	629	6,863
JNL/BlackRock Global Long Short Credit Fund (1.4%) (a)	673	6,812
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.5%) (a)	792	7,996
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	222	2,855
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	576	5,659
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	277	2,894
JNL/Nicholas Convertible Arbitrage Fund (0.9%) (a)	448	4,523
JNL/Westchester Capital Event Driven Fund - Class A (2.4%) (a)	484	4,520
		48,968
DOMESTIC EQUITY - 44.3%
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	167	2,254
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (13.9%) (a)	1,541	15,625
JNL/Invesco Small Cap Growth Fund - Class A (0.4%) (a)	227	4,463
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	283	8,989
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	794	12,810
JNL/Mellon Capital Small Cap Index Fund - Class A (0.3%) (a)	316	5,086
JNL/S&P Mid 3 Fund - Class A (1.4%) (a)	648	6,772
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	567	19,209
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,635	25,708
		100,916
DOMESTIC FIXED INCOME - 7.5%
JNL/DoubleLine Total Return Fund (0.5%) (a)	686	7,452
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	615	3,921
JNL/PPM America Total Return Fund — Class A (0.3%) (a)	241	2,841
JNL/Scout Unconstrained Bond Fund - Class A (0.3%) (a)	297	2,859
		17,073
EMERGING MARKETS EQUITY - 5.8%
JNL/Lazard Emerging Markets Fund - Class A (1.1%) (a)	1,151	9,251

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.7%) (a)	503	4,066
		13,317
GLOBAL EQUITY - 9.4%
JNL/Epoch Global Shareholder Yield Fund (11.2%) (a)	943	10,403
JNL/Harris Oakmark Global Equity Fund - Class A (12.5%) (a)	1,311	11,000
		21,403
GLOBAL FIXED INCOME — 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	633	6,842
INTERNATIONAL EQUITY - 8.6%
JNL/Causeway International Value Select Fund - Class A (1.0%) (a)	1,178	8,108
JNL/Lazard International Strategic Equity Fund (10.5%) (a)	997	11,391
		19,499
Total Investment Companies (cost $239,416)		228,018
Total Investments - 100.0% (cost $239,416)		228,018
Other Assets and Liabilities - Net - (0.0%)		(46)
Total Net Assets - 100.0%		$227,972

JNAM Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 21.5%
JNL Multi-Manager Alternative Fund - Class A (3.6%) (a)	2,612	$25,079
JNL/AQR Managed Futures Strategy Fund - Class A (3.8%) (a)	2,298	25,073
JNL/BlackRock Global Long Short Credit Fund (5.3%) (a)	2,458	24,895
JNL/Boston Partners Global Long Short Equity Fund - Class A (5.5%) (a)	2,893	29,193
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.1%) (a)	805	10,377
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (4.6%) (a)	2,104	20,656
JNL/Invesco Global Real Estate Fund - Class A (0.6%) (a)	1,012	10,567
JNL/Nicholas Convertible Arbitrage Fund (3.4%) (a)	1,638	16,529
JNL/Westchester Capital Event Driven Fund - Class A (8.8%) (a)	1,773	16,575
		178,944
DOMESTIC BALANCED - 6.8%
JNL/T. Rowe Price Capital Appreciation Fund (16.2%) (a)	4,947	56,539
DOMESTIC EQUITY - 31.7%
JNL Multi-Manager Small Cap Value Fund - Class A (0.8%) (a)	606	8,204
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (39.6%) (a)	4,380	44,413
JNL/Invesco Small Cap Growth Fund - Class A (0.7%) (a)	412	8,089
JNL/JPMorgan MidCap Growth Fund - Class A (1.5%) (a)	770	24,447
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.8%) (a)	2,505	40,430
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (a)	523	8,411
JNL/S&P Mid 3 Fund - Class A (3.8%) (a)	1,765	18,443
JNL/T. Rowe Price Established Growth Fund - Class A (0.9%) (a)	1,628	55,138
JNL/T. Rowe Price Value Fund - Class A (1.5%) (a)	3,529	55,482
		263,057
DOMESTIC FIXED INCOME - 20.5%
JNL/DoubleLine Total Return Fund (3.3%) (a)	4,623	50,211
JNL/PIMCO Credit Income Fund (16.1%) (a)	1,519	16,572
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (a)	2,970	37,546
JNL/PPM America Floating Rate Income Fund - Class A (0.5%) (a)	771	8,282
JNL/PPM America High Yield Bond Fund - Class A (0.8%) (a)	3,204	20,441
JNL/PPM America Total Return Fund - Class A (1.6%) (a)	1,406	16,582
JNL/Scout Unconstrained Bond Fund - Class A (2.2%) (a)	2,173	20,900
		170,534
EMERGING MARKETS EQUITY - 3.8%
JNL/Lazard Emerging Markets Fund - Class A (2.2%) (a)	2,348	18,882
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (11.6%) (a)	1,579	12,757
		31,639
GLOBAL EQUITY - 8.2%
JNL/Epoch Global Shareholder Yield Fund (31.9%) (a)	2,682	29,578
JNL/Harris Oakmark Global Equity Fund - Class A (43.1%) (a)	4,536	38,059
		67,637
GLOBAL FIXED INCOME - 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.1%) (a)	1,918	20,729
INTERNATIONAL EQUITY - 5.0%
JNL/Causeway International Value Select Fund - Class A (2.2%) (a)	2,461	16,932
JNL/Lazard International Strategic Equity Fund (22.9%) (a)	2,178	24,896
		41,828
Total Investment Companies (cost $859,203)		830,907
Total Investments - 100.0% (cost $859,203)		830,907
Other Assets and Liabilities - Net - (0.0%)		(163)
Total Net Assets - 100.0%		$830,744

JNAM Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 12.7%
JNL Multi-Manager Alternative Fund - Class A (0.9%) (a)	689	$6,613
JNL/AQR Managed Futures Strategy Fund - Class A (1.0%) (a)	605	6,601
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.7%) (a)	382	3,858
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	332	3,256

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Nicholas Convertible Arbitrage Fund (0.7%) (a)	324	3,271
JNL/Westchester Capital Event Driven Fund - Class A (2.3%) (a)	464	4,343
		27,942
DOMESTIC EQUITY - 52.7%
JNL Multi-Manager Small Cap Value Fund - Class A (0.5%) (a)	400	5,417
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (17.3%) (a)	1,910	19,368
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (a)	274	5,379
JNL/JPMorgan MidCap Growth Fund - Class A (0.7%) (a)	342	10,877
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	833	13,440
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (a)	537	8,639
JNL/S&P Mid 3 Fund - Class A (1.6%) (a)	724	7,566
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	579	19,597
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,607	25,256
		115,540
DOMESTIC FIXED INCOME - 5.0%
JNL/DoubleLine Total Return Fund (0.3%) (a)	406	4,408
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	336	2,144
JNL/PPM America Total Return Fund — Class A (0.2%) (a)	185	2,187
JNL/Scout Unconstrained Bond Fund - Class A (0.2%) (a)	229	2,200
		10,938
EMERGING MARKETS EQUITY - 7.6%
JNL/Lazard Emerging Markets Fund - Class A (1.3%) (a)	1,387	11,150
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (5.1%) (a)	693	5,597
		16,747
GLOBAL EQUITY - 7.6%
JNL/Epoch Global Shareholder Yield Fund (9.6%) (a)	806	8,885
JNL/Harris Oakmark Global Equity Fund - Class A (8.8%) (a)	929	7,795
		16,680
GLOBAL FIXED INCOME - 1.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	303	3,279
INTERNATIONAL EQUITY - 12.9%
JNL/Causeway International Value Select Fund - Class A (1.6%) (a)	1,781	12,253
JNL/Lazard International Strategic Equity Fund (14.7%) (a)	1,393	15,926
		28,179
Total Investment Companies (cost $230,017)		219,305
Total Investments - 100.0% (cost $230,017)		219,305
Other Assets and Liabilities - Net - (0.0% )		(47)
Total Net Assets - 100.0%		$219,258

JNAM Guidance - Alt 100 Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
JNL Multi-Manager Alternative Fund - Class A (7.0%) (a)	5,123	$49,181
JNL/AQR Managed Futures Strategy Fund - Class A (10.3%) (a)	6,316	68,903
JNL/Boston Partners Global Long Short Equity Fund - Class A (14.8%) (a)	7,802	78,720
JNL/BlackRock Global Long Short Credit Fund (6.8%) (a)	3,141	31,815
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.1%) (a)	1,515	19,533
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.7%) (a)	4,963	48,736
JNL/FAMCO Flex Core Covered Call Fund (15.1%) (a)	2,025	23,450
JNL/Invesco Global Real Estate Fund - Class A (1.1%) (a)	1,909	19,933
JNL/Neuberger Berman Currency Fund (11.3%) (a)	2,603	26,634
JNL/Nicholas Convertible Arbitrage Fund (10.1%) (a)	4,833	48,762
JNL/PPM America Long Short Credit Fund (4.9%) (a)	1,681	15,799
JNL/Red Rocks Listed Private Equity Fund - Class A (2.2%) (a)	1,352	14,603
JNL/Westchester Capital Event Driven Fund - Class A (23.4%) (a)	4,704	43,980
Total Investment Companies (cost $498,438)		490,049
Total Investments - 100.0% (cost $498,438)		490,049
Other Assets and Liabilities - Net - (0.0%)		(107)
Total Net Assets - 100.0%		$489,942

JNAM Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 57.9%
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	149	$2,025
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.0%)	888	9,003
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	104	2,033
JNL/JPMorgan MidCap Growth Fund - Class A (0.2%) (a)	103	3,277
JNL/S&P Mid 3 Fund - Class A (0.7%) (a)	312	3,262
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	267	9,042
JNL/T. Rowe Price Value Fund - Class A (0.4%) (a)	871	13,698
JNL/The London Company Focused U.S. Equity Fund (4.2%) (a)	547	5,804
		48,145
EMERGING MARKETS EQUITY - 6.6%
JNL/Lazard Emerging Markets Fund - Class A (0.4%) (a)	418	3,357
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.9%) (a)	261	2,110
		5,467

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL EQUITY - 13.2%
JNL/Harris Oakmark Global Equity Fund - Class A (12.5%) (a)	1,312	11,007

INTERNATIONAL EQUITY - 22.3%
JNL/Causeway International Value Select Fund - Class A (0.9%)	989	6,806
JNL/Lazard International Strategic Equity Fund (5.4%) (a)	511	5,843
JNL/WCM Focused International Equity Fund (0.9%) (a)	569	5,906
		18,555
Total Investment Companies (cost $89,179)		83,174
Total Investments - 100.0% (cost $89,179)		83,174
Other Assets and Liabilities - Net - (0.0%)		(18)
Total Net Assets - 100.0%		$83,156

JNAM Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	339	$3,333
DOMESTIC FIXED INCOME - 71.5%
JNL/DoubleLine Total Return Fund (1.0%) (a)	1,400	15,203
JNL/PIMCO Credit Income Fund (7.3%) (a)	693	7,556
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	632	7,993
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	545	5,857
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	1,428	9,107
JNL/PPM America Total Return Fund — Class A (0.8%) (a)	711	8,388
JNL/Scout Unconstrained Bond Fund - Class A (0.6%) (a)	612	5,886
		59,990
GLOBAL FIXED INCOME - 24.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	931	10,060
JNL/Neuberger Berman Strategic Income Fund - Class A (1.3%) (a)	967	10,467
		20,527
Total Investment Companies (cost $86,175)		83,850
Total Investments - 100.0% (cost $86,175)		83,850
Other Assets and Liabilities - Net - (0.0% )		(18)
Total Net Assets - 100.0%		$83,832

JNAM Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 79.9%
JNL/BlackRock Natural Resources Fund - Class A (0.2%) (a)	195	$1,451
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	113	1,460
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	70	684
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	239	2,494
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.2%) (a)	153	985
JNL/Van Eck International Gold Fund (3.0%) (a)	241	782
		7,856
DOMESTIC FIXED INCOME - 20.1%
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	193	1,971
Total Investment Companies (cost $11,794)		9,827
Total Investments - 100.0% (cost $11,794)		9,827
Other Assets and Liabilities - Net - (0.0%)		(2)
Total Net Assets - 100.0%		$9,825

JNL/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%

GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	2,925	$72,865
Total Investment Companies (cost $82,784)		72,865
Total Investments - 100.0% (cost $82,784)		72,865
Other Assets and Liabilities - Net - (0.0%)		(24)
Total Net Assets - 100.0%		$72,841

JNL/American Funds® Growth Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	2,276	$144,369
Total Investment Companies (cost $169,050)		144,369
Total Investments - 100.0% (cost $169,050)		144,369
Other Assets and Liabilities - Net - (0.0%)		(67)
Total Net Assets - 100.0%		$144,302

(a)                                 The Fund’s percentage ownership of the underlying affiliated fund at September 30, 2015 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Security Valuation and Fair Value Measurement - Under Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Forms N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended September 30, 2015.

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Interest Rate Opportunities Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$8,279	$634	$—	$8,658	$351	$(572)	$—
JNL/BlackRock Global Long Short Credit Fund	8,271	1,735	—	931	—	39	8,978
JNL/Brookfield Global Infrastructure Fund - Class A	3,103	2,071	—	467	—	33	4,011
JNL/FAMCO Flex Core Covered Call Fund	2,572	410	—	296	—	35	2,526
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	—	4,523	—	190	—	(4)	4,010
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,128	740	—	892	—	(238)	3,509
JNL/Invesco Global Real Estate Fund - Class A	4,108	798	—	718	—	64	4,047
JNL/PIMCO Real Return Fund - Class A	5,187	183	—	5,465	—	(210)	—
JNL/PPM America Floating Rate Income Fund - Class A	7,753	2,126	—	933	—	2	8,990
JNL/PPM America Long Short Credit Fund	8,264	1,827	—	845	—	(1)	8,938
JNL/Scout Unconstrained Bond Fund - Class A	—	5,377	—	380	—	3	5,013
	$51,665	$20,424	$—	$19,775	$351	$(849)	$50,022
JNAM Guidance — Conservative Fund
Curian Dynamic Risk Advantage - Diversified Fund	$10,507	$90	$—	$10,676	$—	$396	$—
JNL Multi-Manager Alternative Fund - Class A	—	4,058	—	14	—	(1)	3,904
JNL Multi-Manager Small Cap Value Fund - Class A	—	1,464	—	—	—	—	1,301
JNL/AQR Futures Strategy Fund - Class A	—	4,677	—	964	—	46	3,878
JNL/AQR Risk Parity Fund	—	3,272	—	3,323	—	51	—
JNL/BlackRock Global Long Short Credit Fund	10,563	3,354	—	9,946	—	106	3,887
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	4,557	—	43	—	1	4,563
JNL/Brookfield Global Infrastructure Fund - Class A	—	3,986	—	2,172	—	45	1,643
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	3,261	—	12	—	—	3,294
JNL/DoubleLine Total Return Fund	16,906	5,498	—	4,622	—	355	18,207
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	4,040	—	695	—	(7)	3,240
JNL/Epoch Global Shareholder Yield Fund	—	6,669	—	2,266	—	(162)	3,970
JNL/FAMCO Flex Core Covered Call Fund	7,328	467	—	7,704	—	417	—

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Conservative Fund (continued)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	$13,711	$2,669	$—	$9,557	$—	$(423)	$6,533
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	10,352	779	—	11,104	—	(1,203)	—
JNL/Invesco Global Real Estate Fund - Class A	4,175	852	—	3,430	—	232	1,642
JNL/Invesco Small Cap Growth Fund - Class A	—	2,143	—	4	—	—	1,948
JNL/JPMorgan MidCap Growth Fund - Class A	—	2,063	—	1	—	—	1,967
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	27,138	—	27,116	—	(22)	—
JNL/Lazard International Strategic Equity Fund	—	4,292	—	591	—	(70)	3,295
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	3,913	—	17	—	—	3,975
JNL/Neuberger Berman Startegic Income Fund - Class A	6,862	5,479	—	8,299	—	(17)	3,891
JNL/Nicholas Convertible Arbitrage Fund	—	2,688	—	26	—	—	2,587
JNL/PIMCO Credit Income Fund	10,360	7,434	—	8,647	—	508	9,086
JNL/PIMCO Total Return Bond Fund - Class A	—	9,310	—	84	—	(2)	9,106
JNL/PPM America Floating Rate Income Fund - Class A	3,590	1,370	—	3,644	—	(105)	1,295
JNL/PPM America High Yield Bond Fund - Class A	6,850	1,070	—	3,880	—	(413)	3,885
JNL/PPM America Total Return Fund - Class A	—	12,083	—	3,390	—	(97)	8,427
JNL/Red Rocks Listed Private Equity Fund - Class A	4,215	151	—	4,258	—	(529)	—
JNL/S&P Dividend Income & Growth Fund - Class A	—	4,887	—	4,501	—	(387)	—
JNL/S&P Mid 3 Fund - Class A	—	3,634	—	599	—	(95)	2,617
JNL/Scout Unconstrained Bond Fund - Class A	—	6,469	—	—	—	—	6,482
JNL/T. Rowe Price Capital Appreciation Fund	—	9,647	—	290	—	1	9,181
JNL/T.Rowe Price Established Growth Fund - Class A	—	4,761	—	545	—	(46)	3,924
JNL/Westchester Capital Event Driven Fund - Class A	—	2,765	—	1	—	—	2,604
	$105,419	$160,990	$—	$132,421	$—	$(1,421)	$130,332
JNAM Guidance — Moderate Fund
Curian Dynamic Risk Advantage - Diversified Fund	$26,812	$3	$—	$27,015	$—	$1,031	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	3,256	—	—	3,267	—	(319)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,225	6	—	3,204	—	(132)	—
JNL Multi-Manager Alternative Fund - Class A	—	12,643	—	7	—	—	12,249
JNL Multi-Manager Small Cap Value Fund - Class A	3,609	1,870	—	1,082	—	53	4,045
JNL/AQR Futures Strategy Fund - Class A	6,898	7,087	—	2,437	—	228	12,244
JNL/AQR Risk Parity Fund	6,796	3,636	—	10,382	—	(35)	—
JNL/BlackRock Global Long Short Credit Fund	3,227	9,937	—	736	—	16	12,163
JNL/BlackRock Natural Resources Fund - Class A	3,569	293	—	3,861	—	(551)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,696	6,673	—	3,199	—	(68)	14,272
JNL/Brookfield Global Infrastructure Fund - Class A	7,240	1,132	—	2,208	—	40	5,099
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	18,859	—	—	—	—	19,123
JNL/DoubleLine Total Return Fund	21,894	22,641	—	2,279	—	174	42,949
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	5,376	6,988	—	1,942	—	74	10,097
JNL/Epoch Global Shareholder Yield Fund	—	12,481	—	1,016	—	(133)	10,315
JNL/FAMCO Flex Core Covered Call Fund	9,627	673	—	10,069	—	433	—
JNL/Franklin Templeton Frontier Markets Fund	3,251	41	—	3,160	—	(1,132)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,892	9,758	—	10,577	—	(286)	16,304
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	13,587	943	—	14,482	—	(1,999)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	16,404	—	3	—	(1)	14,462
JNL/Invesco Global Real Estate Fund - Class A	7,113	1,055	—	2,830	—	199	5,166

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Moderate Fund (continued)
JNL/Invesco International Growth Fund - Class A	21,768	1,358	—	22,511	—	(269)	—
JNL/Invesco Small Cap Growth Fund - Class A	$3,573	$9,421	$—	$99	$—	$24	$12,057
JNL/JPMorgan MidCap Growth Fund - Class A	6,434	10,820	—	6,242	—	(13)	10,151
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	51,950	—	51,901	—	(49)	—
JNL/Lazard Emerging Markets Fund - Class A	12,532	2,425	—	8,358	—	(1,132)	5,160
JNL/Lazard International Strategic Equity Fund	21,719	397	—	12,714	—	1,383	10,175
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	18,355	—	14	—	—	18,711
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,541	325	—	3,745	—	(958)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	8,962	10,410	—	12,996	—	6	6,066
JNL/Nicholas Convertible Arbitrage Fund	7,161	5,837	—	4,677	—	(242)	8,080
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	4,502	—	2	—	(1)	4,147
JNL/PIMCO Credit Income Fund	13,656	20,225	—	15,322	—	654	18,269
JNL/PIMCO Total Return Bond Fund - Class A	—	26,901	—	17	—	—	26,523
JNL/PPM America Floating Rate Income Fund - Class A	4,660	6,200	—	4,670	—	(141)	6,083
JNL/PPM America High Yield Bond Fund - Class A	8,951	6,573	—	4,656	—	(704)	10,047
JNL/PPM America Long Short Credit Fund	3,222	11	—	3,193	—	(249)	—
JNL/PPM America Mid Cap Value Fund - Class A	6,460	97	—	6,231	—	26	—
JNL/PPM America Total Return Fund - Class A	—	22,451	—	5,614	—	(162)	16,252
JNL/Red Rocks Listed Private Equity Fund - Class A	8,933	333	—	9,702	—	(398)	—
JNL/S&P Competitive Advantage Fund - Class A	10,712	617	—	11,803	—	729	—
JNL/S&P Dividend Income & Growth Fund - Class A	10,686	7,632	—	17,091	—	(786)	—
JNL/S&P Intrinsic Value Fund - Class A	10,724	7,941	—	16,242	—	(1,930)	—
JNL/S&P Mid 3 Fund - Class A	—	19,766	—	9,440	—	497	10,166
JNL/S&P Total Yield Fund - Class A	10,816	798	—	11,754	—	149	—
JNL/Scout Unconstrained Bond Fund - Class A	—	12,237	—	8	—	—	12,254
JNL/T. Rowe Price Capital Appreciation Fund	—	35,116	—	1,712	—	(12)	32,676
JNL/T.Rowe Price Established Growth Fund - Class A	26,426	2,408	—	16,094	—	1,778	14,149
JNL/Van Eck International Gold Fund	3,041	—	—	3,470	—	53	—
JNL/Westchester Capital Event Driven Fund - Class A	—	8,602	—	—	—	—	8,118
	$358,045	$426,831	$—	$364,034	$—	$(4,155)	$407,572
JNAM Guidance — Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$4,157	$3	$—	$4,191	$—	$79	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,191	—	—	2,198	—	(211)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,340	10	—	1,338	—	(51)	—
JNL Multi-Manager Alternative Fund - Class A	—	7,094	—	—	—	—	6,846
JNL Multi-Manager Small Cap Value Fund - Class A	2,496	2,579	—	2,717	—	(95)	2,254
JNL/AQR Futures Strategy Fund - Class A	2,862	4,207	—	511	—	40	6,863
JNL/AQR Risk Parity Fund	2,830	2,399	—	5,216	—	(93)	—
JNL/BlackRock Global Long Short Credit Fund	1,338	5,801	—	185	—	(1)	6,812
JNL/BlackRock Natural Resources Fund - Class A	2,151	235	—	2,358	—	(393)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	2,821	5,137	—	5	—	—	7,996
JNL/Brookfield Global Infrastructure Fund - Class A	3,332	1,372	—	1,269	—	(29)	2,855
JNL/Causeway International Value Select Fund - Class A	—	7,990	—	—	—	—	8,108
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	15,409	—	—	—	—	15,625

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Growth Fund (continued)
JNL/DoubleLine Total Return Fund	$4,184	$5,272	$—	$2,128	$—	$132	$7,452
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,342	4,715	—	1,198	—	53	5,659
JNL/Epoch Global Shareholder Yield Fund	—	12,371	—	846	—	(111)	10,403
JNL/FAMCO Flex Core Covered Call Fund	5,470	580	—	5,910	—	183	—
JNL/Franklin Templeton Frontier Markets Fund	2,199	63	—	2,174	—	(739)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,337	5,464	—	1,394	—	(125)	6,842
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	2,508	204	—	2,706	—	(311)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	12,455	—	—	—	—	11,000
JNL/Invesco Global Real Estate Fund - Class A	3,308	1,186	—	1,488	—	119	2,894
JNL/Invesco International Growth Fund - Class A	14,774	3,227	—	17,321	—	(730)	—
JNL/Invesco Small Cap Growth Fund - Class A	2,483	2,855	—	755	—	121	4,463
JNL/JPMorgan MidCap Growth Fund - Class A	4,312	9,808	—	4,211	—	(105)	8,989
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	7,078	—	7,075	—	(4)	—
JNL/Lazard Emerging Markets Fund - Class A	8,497	5,236	—	2,367	—	(403)	9,251
JNL/Lazard International Strategic Equity Fund	14,750	3,610	—	7,345	—	523	11,391
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	12,556	—	—	—	—	12,810
JNL/Mellon Capital Small Cap Index Fund - Class A	—	5,407	—	—	—	—	5,086
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,154	241	—	2,291	—	(582)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	1,672	7	—	1,677	—	1	—
JNL/Nicholas Convertible Arbitrage Fund	2,670	3,508	—	1,518	—	(81)	4,523
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	4,473	—	—	—	—	4,066
JNL/PIMCO Credit Income Fund	2,512	2,111	—	4,698	—	162	—
JNL/PPM America Floating Rate Income Fund - Class A	836	2	—	838	—	(27)	—
JNL/PPM America High Yield Bond Fund - Class A	1,667	5,576	—	2,855	—	(328)	3,921
JNL/PPM America Long Short Credit Fund	1,336	11	—	1,330	—	(102)	—
JNL/PPM America Mid Cap Value Fund - Class A	4,309	153	—	4,242	—	(66)	—
JNL/PPM America Total Return Fund - Class A	—	4,107	—	1,162	—	(33)	2,841
JNL/Red Rocks Listed Private Equity Fund - Class A	5,493	391	—	6,062	—	(437)	—
JNL/S&P Competitive Advantage Fund - Class A	7,300	3,125	—	10,288	—	(65)	—
JNL/S&P Dividend Income & Growth Fund - Class A	7,268	3,935	—	10,481	—	(533)	—
JNL/S&P Intrinsic Value Fund - Class A	7,275	4,313	—	10,106	—	(1,302)	—
JNL/S&P Mid 3 Fund - Class A	—	19,666	—	12,971	—	627	6,772
JNL/S&P Total Yield Fund - Class A	7,305	1,797	—	9,343	—	75	—
JNL/Scout Unconstrained Bond Fund - Class A	—	2,854	—	—	—	—	2,859
JNL/T.Rowe Price Established Growth Fund - Class A	18,559	13,049	—	13,776	—	1,068	19,209
JNL/T.Rowe Price Value Fund - Class A	—	27,981	—	—	—	—	25,708
JNL/Van Eck International Gold Fund	2,252	—	—	2,561	—	(53)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	4,814	—	—	—	—	4,520
	$166,290	$246,437	$—	$173,105	$—	$(3,827)	$228,018
JNAM Guidance — Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$25,187	$3	$—	$25,378	$—	$808	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	5,603	—	—	5,622	—	(534)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,540	11	—	4,513	—	(188)	—
JNL Multi-Manager Alternative Fund - Class A	—	25,713	—	4	—	—	25,079

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Moderate Growth Fund (continued)
JNL Multi-Manager Small Cap Value Fund - Class A	$6,596	$3,749	$7	$1,435	$—	$226	$8,204
JNL/AQR Futures Strategy Fund - Class A	9,917	8,366	8,888	3,209	—	231	25,073
JNL/AQR Risk Parity Fund	9,575	4,999	3,867	16,947	—	(1,453)	—
JNL/BlackRock Global Long Short Credit Fund	4,543	8,518	13,321	1,034	—	25	24,895
JNL/BlackRock Natural Resources Fund - Class A	5,027	333	—	5,357	—	(753)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	15,076	5,831	12,535	4,508	—	(96)	29,193
JNL/Brookfield Global Infrastructure Fund - Class A	10,138	1,105	4,643	3,431	—	238	10,377
JNL/Causeway International Value Select Fund - Class A	—	16,689	—	2	—	—	16,932
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	43,808	—	8	—	—	44,413
JNL/DoubleLine Total Return Fund	18,195	31,690	34	336	—	25	50,211
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,565	9,539	7,545	3,530	—	76	20,656
JNL/Epoch Global Shareholder Yield Fund	—	12,123	21,536	1,314	—	(160)	29,578
JNL/FAMCO Flex Core Covered Call Fund	13,573	818	3,738	17,234	—	48	—
JNL/Franklin Templeton Frontier Markets Fund	5,601	74	—	5,448	—	(1,951)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	15,116	13,268	6,640	11,950	—	(1,409)	20,729
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	11,580	748	—	12,287	—	(1,690)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	41,783	—	4	—	(1)	38,059
JNL/Invesco Global Real Estate Fund - Class A	10,044	1,041	4,367	4,664	—	293	10,567
JNL/Invesco International Growth Fund - Class A	38,711	1,587	17	38,286	—	(1,069)	—
JNL/Invesco Small Cap Growth Fund - Class A	6,543	3,250	7	1,603	—	486	8,089
JNL/JPMorgan MidCap Growth Fund - Class A	11,581	3,144	23,619	11,243	—	212	24,447
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	46,024	—	45,981	—	(43)	—
JNL/Lazard Emerging Markets Fund - Class A	22,162	4,182	5,270	7,180	—	(1,593)	18,882
JNL/Lazard International Strategic Equity Fund	38,642	1,789	25	15,635	—	1,420	24,896
JNL/Mellon Capital International Index Fund - Class A	—	—	9,606	8,500	—	(1,107)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	39,636	—	8	—	—	40,430
JNL/Mellon Capital Small Cap Index Fund - Class A	—	8,344	—	1	—	—	8,411
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	5,000	392	—	5,272	—	(1,304)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	7,570	2	—	7,565	—	121	—
JNL/Nicholas Convertible Arbitrage Fund	10,083	2,755	10,875	6,595	—	(298)	16,529
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	13,273	—	2	—	(1)	12,757
JNL/PIMCO Credit Income Fund	11,638	18,629	20	13,282	—	395	16,572
JNL/PIMCO Total Return Bond Fund - Class A	—	5,332	32,988	129	—	(2)	37,546
JNL/PPM America Floating Rate Income Fund - Class A	4,038	8,352	4,735	8,625	—	(192)	8,282
JNL/PPM America High Yield Bond Fund - Class A	7,563	12,355	11,050	8,380	—	(1,213)	20,441
JNL/PPM America Long Short Credit Fund	4,538	18	—	4,499	—	(351)	—
JNL/PPM America Mid Cap Value Fund - Class A	11,598	229	—	11,240	—	313	—
JNL/PPM America Total Return Fund - Class A	—	2,035	32,983	17,555	—	(446)	16,582
JNL/Red Rocks Listed Private Equity Fund - Class A	12,582	362	—	13,226	—	(794)	—
JNL/S&P Competitive Advantage Fund - Class A	20,139	4,974	19	24,212	—	(358)	—
JNL/S&P Dividend Income & Growth Fund - Class A	20,097	3,957	12,800	34,178	—	(1,840)	—
JNL/S&P Intrinsic Value Fund - Class A	20,141	4,140	12,800	31,866	—	(4,181)	—
JNL/S&P Mid 3 Fund - Class A	—	38,072	22	18,841	—	358	18,443
JNL/S&P Total Yield Fund - Class A	20,284	1,244	—	21,903	—	492	—
JNL/Scout Unconstrained Bond Fund - Class A	—	20,861	—	4	—	—	20,900

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Moderate Growth Fund (continued)
JNL/T. Rowe Price Capital Appreciation Fund	$—	$55,747	$—	$—	$—	$—	$56,539
JNL/T.Rowe Price Established Growth Fund - Class A	49,296	10,050	44	5,898	—	1,440	55,138
JNL/T.Rowe Price Value Fund - Class A	—	5,257	71,727	12,432	—	(1,921)	55,482
JNL/Van Eck International Gold Fund	4,234	—	—	4,830	—	(41)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	17,416	—	—	—	—	16,575
	$504,316	$563,617	$315,728	$507,186	$—	$(17,782)	$830,907
JNAM Guidance — Maximum Growth Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$2,057	$—	$—	$2,063	$—	$(183)	$—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	841	—	—	834	—	(35)	—
JNL Multi-Manager Alternative Fund - Class A	—	6,827	—	—	—	—	6,613
JNL Multi-Manager Small Cap Value Fund - Class A	2,298	1,778	2,377	347	—	8	5,417
JNL/AQR Futures Strategy Fund - Class A	1,631	3,287	2,825	1,502	—	140	6,601
JNL/AQR Risk Parity Fund	1,552	1,996	2,468	5,611	—	(418)	—
JNL/BlackRock Global Long Short Credit Fund	840	109	1,008	1,990	—	35	—
JNL/BlackRock Natural Resources Fund - Class A	1,192	85	—	1,275	—	(171)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	1,548	5,000	2,023	4,901	—	153	3,858
JNL/Brookfield Global Infrastructure Fund - Class A	1,930	352	1,493	3,218	—	(427)	—
JNL/Causeway International Value Select Fund - Class A	—	12,075	—	—	—	—	12,253
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	19,101	—	—	—	—	19,368
JNL/DoubleLine Total Return Fund	—	813	3,829	267	—	2	4,408
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,321	1,480	1,957	1,462	—	65	3,256
JNL/Epoch Global Shareholder Yield Fund	—	8,316	1,474	—	—	—	8,885
JNL/FAMCO Flex Core Covered Call Fund	3,222	269	1,912	5,247	—	70	—
JNL/Franklin Templeton Frontier Markets Fund	2,063	7	—	1,987	—	(721)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	—	908	3,829	1,095	—	(98)	3,279
JNL/Harris Oakmark Global Equity Fund - Class A	—	8,815	—	—	—	—	7,795
JNL/Invesco Global Real Estate Fund - Class A	1,909	369	1,400	3,568	—	(25)	—
JNL/Invesco International Growth Fund - Class A	13,821	419	9,702	22,752	—	(1,789)	—
JNL/Invesco Small Cap Growth Fund - Class A	2,276	1,621	2,255	479	—	95	5,379
JNL/JPMorgan MidCap Growth Fund - Class A	3,955	2,134	9,489	3,813	—	188	10,877
JNL/Lazard Emerging Markets Fund - Class A	7,888	3,641	4,120	1,821	—	(340)	11,150
JNL/Lazard International Strategic Equity Fund	13,522	2,926	17	426	—	71	15,926
JNL/Mellon Capital S&P 500 Index Fund - Class A	—	13,173	—	—	—	—	13,440
JNL/Mellon Capital Small Cap Index Fund - Class A	—	2,582	7,085	4	—	—	8,639
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,175	110	—	1,258	—	(311)	—
JNL/Nicholas Convertible Arbitrage Fund	1,678	1,020	1,554	875	—	(42)	3,271
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	6,038	—	—	—	—	5,597
JNL/PPM America High Yield Bond Fund - Class A	—	900	3,806	2,194	—	(185)	2,144
JNL/PPM America Long Short Credit Fund	840	—	—	829	—	(56)	—
JNL/PPM America Mid Cap Value Fund - Class A	3,973	16	—	3,789	—	228	—
JNL/PPM America Total Return Fund - Class A	—	2,897	—	639	—	(16)	2,187
JNL/Red Rocks Listed Private Equity Fund - Class A	3,115	(2,431)	2,530	3,354	—	(178)	—
JNL/S&P Competitive Advantage Fund - Class A	6,726	991	1,314	8,683	—	(77)	—
JNL/S&P Dividend Income & Growth Fund - Class A	6,687	1,591	3,993	11,361	—	(549)	—
JNL/S&P Intrinsic Value Fund - Class A	6,731	1,773	3,993	10,711	—	(1,302)	—
JNL/S&P Mid 3 Fund - Class A	—	14,480	14	6,097	—	(326)	7,566

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Maximum Growth Fund (continued)
JNL/S&P Total Yield Fund - Class A	$6,768	$551	$—	$7,480	$—	$341	$—
JNL/Scout Unconstrained Bond Fund - Class A	—	2,196	—	—	—	—	2,200
JNL/T.Rowe Price Established Growth Fund - Class A	16,943	6,163	6,611	11,347	—	559	19,597
JNL/T.Rowe Price Value Fund - Class A	—	9,820	17,658	—	—	—	25,256
JNL/Van Eck International Gold Fund	1,243	—	—	1,414	—	(28)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	5,101	—	430	—	(26)	4,343
	$119,745	$149,299	$100,736	$135,123	$—	$(5,348)	$219,305
JNAM Guidance — Alt 100 Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$12,551	$23	$—	$12,469	$—	$(610)	$—
JNL Multi-Manager Alternative Fund - Class A	—	50,836	—	15	—	(1)	49,181
JNL/AQR Futures Strategy Fund - Class A	28,189	33,840	9,824	6,727	—	347	68,903
JNL/AQR Risk Parity Fund	26,718	23,143	6,190	52,464	—	(2,818)	—
JNL/BlackRock Global Long Short Credit Fund	12,572	4,839	15,313	435	—	11	31,815
JNL/BlackRock Natural Resources Fund - Class A	13,741	609	—	14,547	—	(1,404)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,670	27,683	14,324	5,753	—	(79)	78,720
JNL/Brookfield Global Infrastructure Fund - Class A	28,084	1,463	7,192	11,805	—	822	19,533
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	20,980	20,873	19,812	11,936	—	(143)	48,736
JNL/FAMCO Flex Core Covered Call Fund	38,570	2,053	12,799	29,390	—	2,675	23,450
JNL/Invesco Global Real Estate Fund - Class A	27,991	1,407	7,457	15,891	—	937	19,933
JNL/Neuberger Berman Currency Fund	—	18,588	7,994	—	—	—	26,634
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	13,406	8,866	—	18,121	—	(7,610)	—
JNL/Nicholas Convertible Arbitrage Fund	26,836	14,835	23,384	14,743	—	(362)	48,762
JNL/PPM America Long Short Credit Fund	12,541	5,276	12,978	13,763	—	(873)	15,799
JNL/Red Rocks Listed Private Equity Fund - Class A	35,181	490	8,532	30,334	—	43	14,603
JNL/Van Eck International Gold Fund	10,637	—	6,334	18,007	—	(792)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	45,883	—	—	—	—	43,980
	$349,667	$260,707	$152,133	$256,400	$—	$(9,857)	$490,049
JNAM Guidance — Equity 100 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$1,701	$—	$—	$1,706	$—	$(190)	$—
JNL Multi-Manager Small Cap Value Fund - Class A	2,027	1,362	—	1,076	—	(246)	2,025
JNL/Causeway International Value Select Fund - Class A	—	6,708	—	1	—	—	6,806
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	8,879	—	—	—	—	9,003
JNL/Franklin Templeton Frontier Markets Fund	1,702	14	—	1,646	—	(600)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	12,570	—	111	—	(2)	11,008
JNL/Invesco International Growth Fund - Class A	11,747	884	—	12,042	—	(825)	—
JNL/Invesco Small Cap Growth Fund - Class A	2,011	1,153	—	1,145	—	113	2,033
JNL/JPMorgan MidCap Growth Fund - Class A	3,524	3,711	—	3,541	—	(187)	3,277
JNL/Lazard Emerging Markets Fund - Class A	6,732	1,686	—	4,112	—	(862)	3,357
JNL/Lazard International Strategic Equity Fund	11,731	1,769	—	8,125	—	400	5,843
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,623	—	49	—	(3)	2,110
JNL/PPM America Mid Cap Value Fund - Class A	3,529	32	—	3,383	—	(190)	—
JNL/S&P Competitive Advantage Fund - Class A	6,040	252	—	6,625	—	142	—
JNL/S&P Dividend Income & Growth Fund - Class A	6,027	726	—	6,340	—	(493)	—
JNL/S&P Intrinsic Value Fund - Class A	6,026	840	—	6,009	—	(1,126)	—
JNL/S&P Mid 3 Fund - Class A	—	12,272	—	9,174	—	397	3,262
JNL/S&P Total Yield Fund - Class A	6,061	328	—	6,520	—	(392)	—
JNL/T.Rowe Price Established Growth Fund - Class A	15,085	4,365	—	11,522	—	1,050	9,042

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired(1)	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Equity 100 Fund (continued)
JNL/T.Rowe Price Value Fund - Class A	$—	$15,540	$—	$284	$—	$(9)	$13,698
JNL/The London Company Focused U.S. Equity Fund	—	6,423	—	108	—	(3)	5,804
JNL/WMC Focused International Equity Fund	—	6,486	—	102	—	(7)	5,906
	$83,943	$88,623	$—	$83,621	$—	$(3,033)	$83,174
JNAM Guidance — Fixed Income 100 Fund
JNL/DoubleLine Total Return Fund	$12,089	$1,882	$4,427	$3,677	$—	$186	$15,203
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	2,018	1,676	199	—	(1)	3,333
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	9,659	1,709	3,840	4,387	—	(251)	10,060
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	7,236	231	—	7,452	—	(873)	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	15,178	—	15,157	—	(21)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	4,833	5,722	5,499	5,464	—	(17)	10,467
JNL/PIMCO Credit Income Fund	7,254	3,478	14	3,182	—	7,556	7,556
JNL/PIMCO Total Return Bond Fund - Class A	—	3,158	5,555	564	—	(8)	7,993
JNL/PPM America Floating Rate Income Fund - Class A	2,416	1,548	4,815	2,837	—	(74)	5,857
JNL/PPM America High Yield Bond Fund - Class A	4,826	3,373	4,975	3,211	—	(390)	9,107
JNL/PPM America Total Return Fund - Class A	—	3,499	5,676	560	—	(11)	8,388
JNL/Scout Unconstrained Bond Fund - Class A	—	932	5,406	471	—	4	5,886
	$48,313	$42,728	$41,883	$47,161	$—	$6,100	$83,850
JNAM Guidance — Real Assets Fund
Curian/CenterSquare International Real Estate Securities Fund	$1,130	$66	$—	$1,263	$8	$23	$—
JNL/BlackRock Natural Resources Fund - Class A	1,688	421	—	269	—	(47)	1,451
JNL/Brookfield Global Infrastructure Fund - Class A	1,922	301	—	488	—	24	1,460
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,132	150	—	602	—	49	684
JNL/Invesco Global Real Estate Fund - Class A	1,126	2,138	—	597	—	35	2,494
JNL/Neuberger Berman Currency Fund	566	64	—	612	—	(7)	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,686	343	—	834	—	(287)	985
JNL/PIMCO Real Return Fund - Class A	1,133	1,483	—	573	—	(3)	1,971
JNL/Van Eck International Gold Fund	914	372	—	275	—	(60)	782
	$11,297	$5,338	$—	$5,513	$8	$(273)	$9,827

(1)On April 27, 2015, JNAM Guidance — Moderate Growth Fund acquired Curian Guidance — Tactical Moderate Growth Fund; JNAM Guidance — Maximum Growth Fund acquired Curian Guidance — Tactical Maximum Growth Fund; JNAM Guidance — Alt 100 Fund acquired Curian Guidance — Alt 100 Conservative Fund and Curian Guidance — Alt 100 Growth Fund; and JNAM Guidance — Fixed Income 100 Fund acquired Curian Guidance — Multi Strategy Income Fund.  The acquisitions were completed by a tax free exchange of shares of Funds in the Trust.  The acquired Fund’s cost of investments were transferred to the acquiring Fund on the date of the acquisition.

Income Tax Matters - As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNAM Guidance - Interest Rate Opportunities Fund	$52,866	$209	$(3,053)	$(2,844)
JNAM Guidance - Conservative Fund	133,805	1,089	(4,562)	(3,473)
JNAM Guidance - Moderate Fund	420,323	3,525	(16,276)	(12,751)
JNAM Guidance - Growth Fund	239,484	1,919	(13,385)	(11,466)
JNAM Guidance - Moderate Growth Fund	860,178	8,261	(37,532)	(29,271)
JNAM Guidance - Maximum Growth Fund	230,191	2,273	(13,159)	(10,886)
JNAM Guidance - Alt 100 Fund	500,976	5,688	(16,615)	(10,927)
JNAM Guidance - Equity 100 Fund	89,299	571	(6,696)	(6,125)
JNAM Guidance - Fixed Income 100 Fund	86,239	626	(3,015)	(2,389)
JNAM Guidance - Real Assets Fund	11,915	10	(2,098)	(2,088)
JNL/American Funds Global Growth Fund	82,790	13	(9,938)	(9,925)
JNL/American Funds Growth Fund	169,053	7	(24,691)	(24,684)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2015

JNL Tactical ETF Conservative Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	119	$5,453
iShares Barclays Capital Intermediate Credit Bond ETF	102	11,083
iShares CMBS ETF	94	4,852
iShares Core MSCI EAFE ETF (a)	93	4,924
iShares Core S&P 500 ETF (a)	50	9,545
iShares Core Total U.S. Bond Market ETF	98	10,720
iShares MBS ETF (a)	54	5,896
iShares Morningstar Mid-Cap ETF (a)	43	5,907
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	36	1,794
iShares MSCI Europe Financials ETF	104	2,146
iShares MSCI USA Quality Factor ETF (a)	95	5,735
iShares S&P SmallCap 600 Index Fund (a)	13	1,393
Total Investment Companies (cost $73,334)		69,448

SHORT TERM INVESTMENTS - 19.5%

Investment Company - 1.0%
JNL Money Market Fund, 0.10% (b) (c)	709	709

Securities Lending Collateral - 18.5%
Securities Lending Cash Collateral Fund LLC, 0.29% (b) (c)	12,847	12,847
Total Short Term Investments (cost $13,556)		13,556
Total Investments - 119.3% (cost $86,890)		83,004
Other Assets and Liabilities, Net - (19.3%)		(13,457)
Total Net Assets - 100.0%		$69,547

(a)           All or a portion of the security was on loan.

(b)           Investment in affiliate.

(c)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL Tactical ETF Moderate Fund

INVESTMENT COMPANIES - 100.0%
iShares 0-5 Year High Yield Corporate Bond ETF	180	$8,252
iShares Barclays Capital Intermediate Credit Bond ETF	170	18,446
iShares CMBS ETF	162	8,391
iShares Core MSCI EAFE ETF (a)	374	19,729
iShares Core S&P 500 ETF	147	28,243
iShares Core Total U.S. Bond Market ETF	160	17,580
iShares MBS ETF (a)	84	9,237
iShares Morningstar Mid-Cap ETF	122	16,824
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	209	10,425
iShares MSCI Europe Financials ETF	310	6,365
iShares MSCI USA Quality Factor ETF (a)	287	17,356
iShares S&P SmallCap 600 Index Fund (a)	71	7,589
Total Investment Companies (cost $181,696)		168,437

SHORT TERM INVESTMENTS - 14.2%

Investment Company - 2.0%
JNL Money Market Fund, 0.10% (b) (c)	3,296	3,296

Securities Lending Collateral - 12.2%
Securities Lending Cash Collateral Fund LLC, 0.29% (b) (c)	20,587	20,587
Total Short Term Investments (cost $23,883)		23,883
Total Investments - 114.2% (cost $205,579)		192,320
Other Assets and Liabilities, Net - (14.2%)		(23,849)
Total Net Assets - 100.0%		$168,471

(a)           All or a portion of the security was on loan.

(b)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

(c)           Investment in affiliate.

JNL Tactical ETF Growth Fund

INVESTMENT COMPANIES - 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF	82	$3,773
iShares Barclays Capital Intermediate Credit Bond ETF	53	5,738
iShares CMBS ETF	62	3,180
iShares Core MSCI EAFE ETF (a)	415	21,910
iShares Core S&P 500 ETF	125	24,115
iShares Core Total U.S. Bond Market ETF	55	6,059
iShares MBS ETF (a)	26	2,875
iShares Morningstar Mid-Cap ETF	144	19,857
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	212	10,586
iShares MSCI Europe Financials ETF	296	6,089
iShares MSCI USA Quality Factor ETF (a)	241	14,539
iShares S&P SmallCap 600 Index Fund (a)	90	9,614
Total Investment Companies (cost $141,789)		128,335

SHORT TERM INVESTMENTS - 13.8%

Investment Company - 0.5%
JNL Money Market Fund, 0.10% (b) (c)	543	543

Securities Lending Collateral - 13.3%
Securities Lending Cash Collateral Fund LLC, 0.29% (b) (c)	17,122	17,122
Total Short Term Investments (cost $17,665)		17,665
Total Investments - 113.6% (cost $159,454)		146,000
Other Assets and Liabilities, Net - (13.6%)		(17,428)
Total Net Assets - 100.0%		$128,572

(a)           All or a portion of the security was on loan.

(b)           Investment in affiliate.

(c)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/AQR Risk Parity Fund (a)

GOVERNMENT AND AGENCY OBLIGATIONS - 30.5%
FRANCE - 5.2%
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (b), EUR	618	$716
1.30%, 07/25/19 (b), EUR	640	772
1.10%, 07/25/22 (b), EUR	433	538
2.10%, 07/25/23 (b), EUR	220	294
		2,320

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GERMANY - 4.8%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (b), EUR	742	854
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	328	405
0.10%, 04/15/23 (b), EUR	723	846
		2,105
UNITED KINGDOM - 4.4%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (b), GBP	880	1,613
0.13%, 03/22/24 (b), GBP	213	349
		1,962
UNITED STATES OF AMERICA - 16.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 - 07/15/24 (b)	$4,602	4,562
2.13%, 01/15/19 (b)	445	474
0.38%, 07/15/23 (b)	718	706
0.63%, 01/15/24 (b)	511	509
0.25%, 01/15/25 (b)	907	870
		7,121
Total Government and Agency Obligations (cost $13,767)		13,508

SHORT TERM INVESTMENTS - 67.3%

Investment Companies - 44.7%
JNL Money Market Fund, 0.10% (c) (d)	3,500	3,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	16,345	16,345
		19,845
Treasury Securities - 22.6%
U.S. Treasury Bill
0.01%, 10/01/15	$2,548	2,548
0.10%, 10/08/15	2,548	2,548
0.01%, 01/28/16	2,948	2,948
0.11%, 03/03/16	1,970	1,969
		10,013
Total Short Term Investments (cost $29,856)		29,858
Total Investments - 97.8% (cost $43,623)		43,366
Other Assets and Liabilities, Net - 2.2%		989
Total Net Assets - 100.0%		$44,355

(a)           Consolidated Schedule of Investments.

(b)           Treasury inflation indexed note, par amount is adjusted for inflation.

(c)           Investment in affiliate.

(d)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
ASX SPI 200 Index Future	December 2015	2	$—
Australia Commonwealth Treasury Bond Future, 10-Year	December 2015	8	7
Brent Crude Oil Future	January 2016	12	(4)
CAC40 10 Euro Future	October 2015	2	(4)
Canadian Government Bond Future, 10-Year	December 2015	11	(7)
CBT Wheat Future	December 2015	3	5
Cocoa Future	December 2015	1	—
Coffee ‘C’ Future	December 2015	3	(8)
Corn Future	December 2015	18	(16)
Euro STOXX 50 Future	December 2015	9	(9)
Euro-Bund Future	December 2015	47	156
FTSE 100 Index Future	December 2015	5	—
FTSE/JSE Top 40 Index Future	December 2015	4	2
Gold 100 Oz. Future	December 2015	6	(2)
ICE Gas Oil Future	December 2015	5	(1)
Japanese Government Bond Future, 10-Year	December 2015	3	6
KOSPI 200 Future	December 2015	7	21
Lean Hogs Future	December 2015	5	7
LME Aluminum Future	December 2015	14	(61)
LME Copper Future	December 2015	4	(43)
LME Lead Future	December 2015	1	(6)
LME Nickel Future	December 2015	1	(10)
MSCI Taiwan Index Future	October 2015	3	—
Natural Gas Future	December 2015	8	(19)
NY Harbor ULSD Future	December 2015	3	(3)
RBOB Gasoline Future	December 2015	3	3
Russell 2000 Mini Index Future	December 2015	3	(16)
S&P 400 E-Mini Index Future	December 2015	3	(13)
S&P 500 E-Mini Index Future	December 2015	34	(66)
S&P/Toronto Stock Exchange 60 Index Future	December 2015	2	(1)
SGX CNX Nifty Index Future	October 2015	3	1
Silver Future	December 2015	5	(4)
Soybean Meal Future	December 2015	4	(1)
Soybean Oil Future	December 2015	8	(15)
Sugar #11 (World Markets) Future	March 2016	17	21
Tokyo Price Index Future	December 2015	4	(12)
U.K. Long Gilt Future	December 2015	10	15
U.S. Treasury Note Future, 10-Year	December 2015	118	120
WTI Crude Oil Future	December 2015	13	2
			$45

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	12/16/2015	CSI	BRL	4,900	$1,203	$(87)
CHF/USD	12/16/2015	CSI	CHF	54	56	—
CHF/USD	12/16/2015	CSI	CHF	86	89	—
CNH/USD	12/16/2015	CSI	CNH	12,299	1,916	25
EUR/USD	12/16/2015	CSI	EUR	11,317	12,663	(72)
GBP/USD	12/16/2015	CSI	GBP	2,489	3,764	(42)
HKD/USD	10/02/2015	CSI	HKD	9	1	—
HKD/USD	12/16/2015	CSI	HKD	482	62	—
HKD/USD	12/16/2015	CSI	HKD	3,681	475	—
HUF/USD	12/16/2015	CSI	HUF	405,900	1,446	(4)
INR/USD	12/16/2015	CSI	INR	95,100	1,428	21
KRW/USD	12/16/2015	CSI	KRW	1,095,845	922	(3)
KRW/USD	12/16/2015	CSI	KRW	1,072,255	902	8

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
MXN/USD	12/16/2015	CSI	MXN	32,100	$1,888	$(6)
PLN/USD	12/16/2015	CSI	PLN	4,785	1,256	(11)
PLN/USD	12/16/2015	CSI	PLN	4,015	1,054	1
TRY/USD	12/16/2015	CSI	TRY	4,070	1,314	(28)
TRY/USD	12/16/2015	CSI	TRY	1,331	429	2
USD/BRL	12/16/2015	CSI	BRL	(400)	(98)	9
USD/BRL	12/16/2015	CSI	BRL	(2,300)	(565)	(11)
USD/CHF	12/16/2015	CSI	CHF	(75)	(76)	1
USD/CNH	12/16/2015	CSI	CNH	(7,700)	(1,199)	(6)
USD/EUR	12/16/2015	CSI	EUR	(11,200)	(12,532)	67
USD/EUR	12/16/2015	CSI	EUR	(6,319)	(7,070)	(33)
USD/GBP	12/16/2015	CSI	GBP	(3,758)	(5,683)	53
USD/HKD	12/16/2015	CSI	HKD	(3,914)	(505)	—
USD/HUF	12/16/2015	CSI	HUF	(168,800)	(602)	—
USD/HUF	12/16/2015	CSI	HUF	(133,900)	(477)	(1)
USD/INR	12/16/2015	CSI	INR	(70,900)	(1,066)	(10)
USD/KRW	12/16/2015	CSI	KRW	(269,600)	(227)	2
USD/MXN	12/16/2015	CSI	MXN	(3,900)	(229)	2
USD/MXN	12/16/2015	CSI	MXN	(15,800)	(929)	(3)
USD/PLN	12/16/2015	CSI	PLN	(6,700)	(1,759)	10
USD/TRY	12/16/2015	CSI	TRY	(600)	(194)	6
USD/TRY	12/16/2015	CSI	TRY	(2,500)	(807)	(6)
USD/ZAR	12/17/2015	CSI	ZAR	(5,000)	(356)	14
USD/ZAR	12/17/2015	CSI	ZAR	(6,100)	(434)	(5)
ZAR/USD	12/17/2015	CSI	ZAR	2,900	206	(9)
ZAR/USD	12/17/2015	CSI	ZAR	6,948	495	(7)
ZAR/USD	12/17/2015	CSI	ZAR	6,352	452	(5)
					$(2,787)	$(128)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Depreciation
BOA	Bovespa Index Future	10/15/2015	BRL	470	$(5)
BOA	Hang Seng China Enterprises Index Future	10/30/2015	HKD	5,723	(12)
BOA	Hang Seng Index Future	10/30/2015	HKD	1,060	(2)
BOA	SGX CNX Nifty Index Future	10/29/2015		$96	(1)
BOA	Swiss Market Index Future	12/18/2015	CHF	174	(4)
CGM	CBT Wheat Future	12/16/2015		134	(6)
CGM	Cotton No. 2 Future	12/22/2015		98	(8)
CGM	LME Zinc Future	12/16/2015		164	(38)
CGM	MSCI Taiwan Index Future	10/29/2015		453	(1)
CGM	Soybean Future	01/19/2016		372	(14)
MLP	Live Cattle Future	01/19/2016		401	(34)
					$(125)

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Schedules of Investments.

JNL/BlackRock Global Long Short Credit Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 1.8%

AUSTRIA - 0.1%
Wienerberger AG	16	$276
CANADA - 0.1%
Amaya Inc. (b)	1	17
Valeant Pharmaceuticals International Inc. (b)	2	400
		417
FRANCE - 0.0%
Societe Generale SA	5	216

GERMANY - 0.0%
Commerzbank AG (b)	9	96

GREECE - 0.2%
Hellenic Telecommunications Organization SA	84	735

IRELAND - 0.1%
Seagate Technology Plc	7	297

LUXEMBOURG - 0.0%
Aperam (b)	3	88

NETHERLANDS - 0.0%
NXP Semiconductors NV (b)	3	231
SPAIN - 0.1%

Banco de Sabadell SA	199	367
Repsol SA	8	96
		463
UNITED KINGDOM - 0.2%
AA Plc	18	76
Barclays Plc	123	455
Lloyds Banking Group Plc	501	571
		1,102
UNITED STATES OF AMERICA - 1.0%
ADT Corp.	15	443
AgroFresh Solutions Inc. (b)	21	167
Apple Inc.	10	1,064
Continental Resources Inc.	608	493
EMC Corp.	20	482
InfraREIT Inc.	6	148
Oncor Electric Delivery Co. LLC (b) (c) (d)	4,450	5
PayPal Holdings Inc. (b)	17	535
Sabre Corp.	22	596
Tim Participacoes SA - ADR	15	139
Wal-Mart Stores Inc.	7	446
		4,518
Total Common Stocks (cost $9,221)		8,439

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.9%

AUSTRALIA - 0.5%
Virgin Australia Trust
8.50%, 10/23/16 (e)	$753	768
7.13%, 10/23/18 (e)	965	979
6.00%, 10/23/20 (e)	439	450
		2,197
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (e)	350	363
5.38%, 05/15/21 (e)	380	391
		754
CAYMAN ISLANDS - 1.3%
ALM Loan Funding
3.74%, 04/24/24 (e) (f)	480	468
3.04%, 01/20/26 (e) (f)	250	246
4.79%, 01/20/26 (e) (f)	345	297
ALM VI Ltd., 4.04%, 07/15/26 (e) (f)	250	242
ALM VII Ltd., 4.79%, 10/19/24 (e) (f)	325	325
Ares XXV CLO Ltd., 3.44%, 01/17/24 (d) (f)	250	247
Atlas Senior Loan Fund Ltd., 3.02%, 02/17/26 (e) (f)	350	339
Carlyle Global Market Strategies, 6.38%, 07/20/23 (e) (f)	265	265
ING Investment Management Co., 2.99%, 01/18/26 (e) (f)	255	251
KKR CLO Trust, 1.44%, 07/15/25 (e) (f)	500	490
Madison Park Funding I Ltd., 3.04%, 10/23/25 (e) (f)	320	313
Mountain Hawk CLO Ltd., 1.33%, 07/22/24 (e) (f)	460	453
North End CLO Ltd., 3.79%, 07/17/25 (e) (f)	250	235
Octagon Investment Partners XVIII Ltd., 4.02%, 12/16/24 (e) (f)	250	238
OHA Credit Partners VII Ltd., 1.75%, 11/20/23 (e) (f)	315	314
OZLM Funding Ltd., 3.49%, 07/22/25 (e) (f)	750	695
RAIT Preferred Funding II Ltd. REMIC, 0.48%, 06/25/45 (e) (f)	149	142
Tyron Park CLO Ltd., 3.79%, 07/15/25 (e) (f)	500	475
		6,035
GERMANY - 0.1%
German Residential Funding Plc, 4.12%, 08/27/18 (d) (f), EUR	560	633
IRELAND - 1.5%
ALME Loan Funding
1.40%, 08/15/27 (d) (f), EUR	695	775
5.10%, 08/15/27 (d) (f), EUR	310	328
5.85%, 08/15/27 (d) (f), EUR	250	252
Arbour CLO Ltd.
5.00%, 06/16/27 (d) (f), EUR	338	355
5.75%, 06/16/27 (d) (f), EUR	336	333
Avoca CLO XI Ltd., 1.38%, 07/15/27 (d) (f), EUR	1,100	1,229
Avoca CLO XIII Ltd., 5.46%, 12/29/27 (d) (f), EUR	250	270
Avoca CLO XIV Ltd.
0.00%,07/12/28 (d), EUR	400	390
4.81%, 07/12/28 (d) (f), EUR	100	100
5.81%, 07/12/28 (d) (f), EUR	100	97
Avoca CLO XV Ltd.
0.00%,11/28/28 (d) (f), EUR	590	644
0.00%,11/28/28 (d) (f), EUR	230	238
0.00%,11/28/28 (c) (d) (f), EUR	500	464
CVC Cordatus Loan Fund III Ltd., 1.40%, 07/08/27 (d) (f), EUR	1,280	1,427
Sorrento Park CLO Ltd., 6.23%, 11/16/27 (d) (f), EUR	250	259
		7,161
ITALY - 0.4%
Arianna SPV Srl, 3.60%, 04/20/19 (d), EUR	1,170	1,355
Berica PMI, 2.37%, 05/31/57 (d) (f), EUR	355	400
		1,755

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LUXEMBOURG - 0.3%
Harvest CLO I SA, 1.21%, 03/26/29 (d) (f), EUR	430	476
Harvest CLO XI
0.00%,03/28/29 (d) (f), EUR	985	904
5.21%, 03/28/29 (d) (f), EUR	280	293
		1,673
NETHERLANDS - 1.5%
Euro-Galaxy IV CLO
4.57%, 07/30/28 (d) (f), EUR	365	369
6.32%, 07/30/28 (d) (f), EUR	380	402
3.42%, 07/31/28 (d) (f), EUR	270	294
Jubilee CDO BV
5.05%, 01/15/24, EUR	690	425
1.38%, 04/15/27 (d) (f), EUR	1,050	1,172
North Westerly CLO IV BV
0.00%,01/15/26 (d), EUR	528	486
1.50%, 01/15/26 (d) (f), EUR	2,200	2,461
St. Pauls CLO Ltd., 1.38%, 04/25/28 (d) (f), EUR	1,500	1,676
		7,285
PORTUGAL - 0.3%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (d), EUR	1,223	1,368
TURKEY - 0.2%
Turk Hava Yollari AO, 4.20%, 03/15/27 (e)	909	886
UNITED ARAB EMIRATES - 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (e)	903	947
UNITED KINGDOM - 0.3%
Grifonas Finance Plc, 0.32%, 08/28/39 (f), EUR	708	562
Ludgate Funding Plc, 0.70%, 01/01/61 (c) (f), GBP	7,770	350
Paragon Mortgages No. 13 Plc, 0.47%, 01/15/39 (d) (f)	598	520
		1,432
UNITED STATES OF AMERICA - 6.1%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (e)	2,319	2,377
6.13%, 07/15/18 (e)	1,750	1,816
6.98%, 05/23/21	734	762
BXHTL Mortgage Trust REMIC
3.78%, 05/15/17 (e) (f)	900	858
4.10%, 05/15/17 (e) (f)	600	568
CDGJ Commercial Mortgage Trust REMIC, 4.46%, 11/15/16 (e) (f)	300	298
Commercial Mortgage Pass-Through Certificates REMIC, 3.70%, 06/11/19 (e) (f)	1,195	1,184
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	412
Core Industrial Trust REMIC
3.98%, 02/10/22 (e) (f)	380	369
3.98%, 02/10/22 (e) (f)	360	334
Countrywide Asset-Backed Certificates REMIC, 0.36%, 03/25/37 (f)	514	523
Credit Acceptance Auto Loan Trust
3.04%, 01/15/19 (e)	305	307
3.76%, 01/15/19 (e)	250	252
2.61%, 01/17/23 (e)	260	263
Credit Suisse Commercial Mortgage Trust REMIC, 6.15%, 07/15/17 (f)	200	205
DCP Rights LLC, 5.46%, 10/25/21 (c) (e)	269	274
Delta Air Lines Pass-Through Trust, 4.25%, 07/30/23	1,521	1,529
Flatiron CLO Ltd.
4.80%, 10/25/24 (e) (f)	250	250
1.69%, 01/17/26 (e) (f)	345	342
GAHR Commercial Mortgage Trust REMIC, 3.49%, 12/15/19 (e) (f)	875	798
GAHR Commericial Mortgage Trust REMIC
3.49%, 12/15/19 (e) (f)	280	264
3.49%, 12/15/19 (e) (f)	380	352
Hilton USA Trust REMIC, 4.60%, 11/05/18 (e) (f)	374	378
LB-UBS Commercial Mortgage Trust REMIC
6.05%, 06/15/38 (f)	290	297
5.48%, 02/15/40	230	236
Navient Private Education Loan Trust
1.91%, 07/15/24 (e) (f)	295	292
3.50%, 12/15/24 (e)	100	94
OneMain Financial Issuance Trust
2.43%, 08/18/17 (e)	410	410
3.19%, 01/18/18 (e)	290	293
3.85%, 01/18/18 (e)	290	296
2.57%, 10/18/18 (e)	765	763
3.10%, 01/18/19 (e)	155	157
Santander Drive Auto Receivables Trust S-1, 0.00%, 01/31/16 (c) (e) (g)	—	845
Santander Drive Auto Receivables Trust S-4, 0.00%, 09/30/16 (c) (e) (g)	—	1,441
SLM Private Education Loan Trust
2.46%, 05/15/19 (e) (f)	630	663
3.00%, 12/15/19 (e)	360	358
Springleaf Funding Trust, 3.16%, 05/15/19 (e)	475	480
Union Pacific Railroad Co. Pass-Through Trust, 3.23%, 05/14/26	483	480
United Airlines Inc. Pass-Through Trust
4.63%, 09/03/22	520	517
4.30%, 08/15/25	819	850
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,727
8.00%, 10/01/19	199	223
6.75%, 06/03/21	610	649
5.38%, 11/15/21	1,566	1,617
Wachovia Bank Commercial Mortgage Trust REMIC, 6.15%, 02/15/51 (f)	350	360
		28,763
Total Non-U.S. Government Agency Asset-Backed Securities (cost $64,224)		60,889

CORPORATE BONDS AND NOTES - 55.7%

BARBADOS - 0.1%
Columbus International Inc., 7.38%, 03/30/21 (e)	290	300
BRAZIL - 0.3%
Petrobras Global Finance BV
5.38%, 10/01/29, GBP	145	133
6.63%, 01/16/34, GBP	420	397
7.25%, 03/17/44	1,425	945
		1,475
CANADA - 0.4%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (e)	465	472
Air Canada, 6.75%, 10/01/19 (e)	875	916
NOVA Chemicals Corp., 5.00%, 05/01/25 (e)	120	113

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (e)	393	400
		1,901
CZECH REPUBLIC - 0.1%
CE Energy A/S, 7.00%, 02/01/21 (d), EUR	235	271
FRANCE - 2.5%
AXA SA, 3.88%, (callable at 100 beginning 10/08/25) (d) (h), EUR	500	522
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (h), EUR	700	730
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (d) (h), EUR	1,600	1,640
Credit Agricole SA, 3.88%, 04/15/24 (e)	1,075	1,111
Electricite de France, 5.00%, (callable at 100 beginning 01/22/26) (d) (h), EUR	1,000	1,110
Lion/Seneca France 2, 7.88%, 04/15/19 (d), EUR	540	519
Numericable Group SA
4.88%, 05/15/19 (e)	475	460
5.38%, 05/15/22 (d), EUR	445	498
5.63%, 05/15/24 (d), EUR	1,645	1,820
6.25%, 05/15/24 (e)	270	261
Orange SA
4.00% (callable at 100 beginning 10/01/21) (d) (h), EUR	175	191
4.25% (callable at 100 beginning 02/07/20) (d) (h), EUR	100	113
5.00% (callable at 100 beginning 10/01/26) (d) (h), EUR	875	959
SGD Group SAS, 5.63%, 05/15/19 (d), EUR	435	476
Societe Generale SA, 8.00%, (callable at 100 beginning 09/29/25) (e) (h)	825	813
THOM Europe SAS, 7.38%, 07/15/19 (d), EUR	125	146
Total SA
2.25% (callable at 100 beginning 02/26/21) (d) (h), EUR	340	350
2.62% (callable at 100 beginning 02/26/25) (d) (h), EUR	135	133
		11,852
GERMANY - 4.7%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (d) (i), EUR	1,200	1,471
3.00%, 12/09/21 (d), EUR	800	830
Bayer AG, 2.38%, 04/02/75 (d), EUR	1,050	1,063
Bayerische Landesbank, 0.79%, 02/07/19 (d) (f), EUR	600	634
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (d), EUR	400	379
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	1,971
Deutsche Bank AG
2.75%, 02/17/25 (d), EUR	275	284
4.50%, 04/01/25	1,625	1,575
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (d), EUR	430	480
HSH Nordbank AG
7.25% (callable at 100 beginning 12/30/15) (h)	2,400	538
0.78%, 02/14/17 (f), EUR	1,613	1,451
0.82%, 02/14/17 (d) (f), EUR	1,484	1,327
Mahle GmbH, 2.50%, 05/14/21 (d), EUR	115	132
Merck KGaA, 2.62%, 12/12/74 (d) (f), EUR	390	415
Pfleiderer GmbH, 7.88%, 08/01/19 (d), EUR	251	283
Schaeffler Finance BV, 3.25%, 05/15/25 (d), EUR	239	250
Schaeffler Holding Finance BV
6.25%, 11/15/19 (e) (j)	200	212
5.75%, 11/15/21 (d) (j), EUR	380	452
6.75%, 11/15/22 (e) (j)	228	245
Siemens Financieringsmaatschappij NV, 2.15%, 05/27/20	685	686
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (d), EUR	90	105
4.00%, 01/15/25 (d), EUR	1,539	1,624
6.25%, 01/15/29 (d), EUR	1,000	1,179
Volkswagen International Finance NV
3.50% (callable at 100 beginning 03/20/30) (d) (h), EUR	1,125	918
5.50%, 11/09/15 (e) (i), EUR	400	297
5.50%, 11/09/15 (d) (i), EUR	3,200	2,379
Vonovia Finance BV, 4.00%, (callable at 100 beginning 12/17/21) (d) (h), EUR	600	642
ZF North America Capital Inc.
2.25%, 04/26/19 (d), EUR	100	107
2.75%, 04/27/23 (d), EUR	400	402
		22,331
GREECE - 0.1%
Intralot Capital Luxembourg SA, 6.00%, 05/15/21 (d), EUR	500	488
INDIA - 0.1%
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21 (d), EUR	455	457
IRELAND - 1.2%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	831
4.63%, 07/01/22	534	532
Allied Irish Banks Plc, 2.75%, 04/16/19 (d), EUR	1,120	1,295
Ardagh Packaging Finance Plc, 4.25%, 01/15/22 (d), EUR	268	293
Bank of Ireland, 4.25%, 06/11/24 (d), EUR	2,460	2,780
		5,731
ITALY - 3.8%
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19 (d), EUR	660	741
Banco Popolare SC, 3.50%, 03/14/19 (d), EUR	2,358	2,687
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (d), EUR	835	899
Enel SpA, 6.50%, 01/10/74 (d), EUR	500	595
FGA Capital Ireland Plc, 2.63%, 04/17/19 (d), EUR	240	275
Intesa Sanpaolo SpA
7.70% (callable at 100 beginning 09/17/25) (e) (h)	250	244
3.50%, 01/17/22 (d), EUR	620	753
6.63%, 09/13/23 (d), EUR	810	1,071
3.93%, 09/15/26 (d), EUR	610	683
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (e)	230	243
Rhino Bondco SpA, 7.25%, 11/15/20 (d), EUR	283	331
Snai SpA, 7.63%, 06/15/18 (d), EUR	170	192
Telecom Italia Capital SA, 7.72%, 06/04/38	350	380
Telecom Italia Finance SA
6.13%, 11/15/16 (i), EUR	900	1,396
7.75%, 01/24/33, EUR	910	1,300
UniCredit SpA
6.95%, 10/31/22 (d), EUR	620	793
5.75%, 10/28/25 (d), EUR	3,340	3,982

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wind Acquisition Finance SA, 4.00%, 07/15/20 (d), EUR	1,353	1,489
		18,054
JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (e)	252	229
JERSEY - 0.2%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (d), EUR	535	630
Enterprise Funding Ltd., 3.50%, 09/10/20 (d) (i), GBP	300	404
		1,034
LUXEMBOURG - 1.3%
Aguila 3 SA, 7.88%, 01/31/18 (e)	290	292
Altice Financing SA
6.50%, 01/15/22 (e)	350	338
5.25%, 02/15/23 (d), EUR	377	414
Altice SA
7.25%, 05/15/22 (d), EUR	530	558
7.75%, 05/15/22 (e)	280	255
6.25%, 02/15/25 (d), EUR	436	427
Altice US Finance I Corp., 5.38%, 07/15/23 (e)	369	354
APERAM, 0.63%, 07/08/21 (d) (i)	800	800
Atalaya Luxco, 11.50%, 05/30/20 (c) (d) (j) (k), EUR	956	1,074
Bilbao Luxembourg SA, 10.50%, 12/01/18 (d) (j), EUR	321	369
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (d), EUR	450	518
Telenet Finance V Luxembourg SCA, 4.88%, 07/15/27 (d), EUR	358	367
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (d), EUR	100	107
Xefin Lux SCA, 3.75%, 06/01/19 (d) (f), EUR	385	430
		6,303
MEXICO - 0.2%
Cemex SAB de CV
4.75%, 01/11/22 (d), EUR	805	851
4.38%, 03/05/23 (d), EUR	173	174
		1,025
NETHERLANDS - 1.0%
ABN AMRO Bank NV, 5.75%, (callable at 100 beginning 09/22/20) (d) (h), EUR	600	651
Achmea BV, 6.00%, 04/04/43 (d) (f), EUR	200	236
Constellium NV, 8.00%, 01/15/23 (e)	250	221
Hema Bondco I BV, 6.25%, 06/15/19 (d), EUR	400	268
Neptune Finco Corp., 6.63%, 10/15/25 (e)	200	201
NXP BV
3.75%, 06/01/18 (e)	765	767
4.13%, 06/15/20 (e)	303	304
5.75%, 02/15/21 (e)	200	208
4.63%, 06/15/22 (e)	403	400
Sensata Technologies BV, 5.00%, 10/01/25 (e)	160	150
UPCB Finance IV Ltd., 4.00%, 01/15/27 (d), EUR	900	875
Ziggo Bond Finance BV, 4.63%, 01/15/25 (d), EUR	450	454
		4,735
POLAND - 0.1%
Play Finance 1 SA, 6.50%, 08/01/19 (d), EUR	210	242
PORTUGAL - 0.7%
Banco Espirito Santo SA
2.63%, 05/08/17 (d), EUR	400	414
4.75%, 01/15/18 (d), EUR	900	952
4.00%, 01/21/19 (d), EUR	2,000	2,069
		3,435
PUERTO RICO - 0.1%
Popular Inc., 7.00%, 07/01/19	620	589
SPAIN - 5.2%
Abengoa Finance SAU
7.00%, 04/15/20 (d), EUR	110	50
6.00%, 03/31/21 (d), EUR	739	329
Abengoa Greenfield SA, 5.50%, 10/01/19 (d), EUR	470	200
Abengoa SA, 8.50%, 03/31/16, EUR	150	143
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (d) (h), EUR	400	428
7.00% (callable at 100 beginning 02/19/19) (d) (h) (i), EUR	1,000	1,087
9.00% (callable at 100 beginning 05/09/18) (d) (h) (i)	600	634
Banco Popular Espanol SA
8.25% (callable at 100 beginning 04/10/20) (d) (h) (i), EUR	400	429
11.50% (callable at 100 beginning 10/10/18) (d) (h) (i), EUR	700	837
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (d) (h), EUR	1,000	1,053
Bankia SA
3.50%, 01/17/19 (d), EUR	2,400	2,768
4.00%, 05/22/24 (d), EUR	4,800	5,171
BPE Financiaciones SA, 2.00%, 02/03/20 (d), EUR	2,500	2,742
CaixaBank SA
4.50%, 11/22/16 (d) (i), EUR	900	598
5.00%, 11/14/23 (d), EUR	300	345
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23 (d), EUR	1,814	1,794
Gas Natural Fenosa Finance BV
3.38% (callable at 100 beginning 04/24/24) (d) (h), EUR	1,600	1,502
4.12% (callable at 100 beginning 11/18/22) (d) (h), EUR	400	411
Obrascon Huarte Lain SA, 5.50%, 03/15/23 (d), EUR	498	471
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20 (d), EUR	416	474
Santander Issuances SAU, 2.50%, 03/18/25 (d), EUR	200	203
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (d) (h), EUR	1,400	1,529
5.00% (callable at 100 beginning 03/31/20) (d) (h), EUR	800	891
5.87% (callable at 100 beginning 03/31/24) (d) (h), EUR	200	224
		24,313
SWEDEN - 0.1%
Volvo Treasury AB, 4.20%, 06/10/75 (d) (f), EUR	445	470
SWITZERLAND - 0.9%
Credit Suisse AG, 5.75%, 09/18/25 (d), EUR	280	346
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (e) (h)	975	914
UBS AG
5.13%, 05/15/24 (d)	775	761
4.75%, 02/12/26 (d), EUR	935	1,098

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UBS Group AG
5.75% (callable at 100 beginning 02/09/22) (d) (h), EUR	250	280
7.00% (callable at 100 beginning 02/19/25) (d) (h)	225	229
4.13%, 09/24/25 (e)	645	642
		4,270
UNITED KINGDOM - 3.9%
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (d) (j), GBP	587	1,039
Barclays Plc, 7.87%, (callable at 100 beginning 09/15/22) (d) (h), GBP	775	1,150
Boparan Finance Plc, 4.38%, 07/15/21, EUR	105	103
Care UK Health & Social Care Plc, 5.58%, 07/15/19 (d) (f), GBP	100	139
Centrica Plc
5.25%, 04/10/75 (d), GBP	470	679
3.00%, 04/10/76 (d), EUR	935	956
Cognita Financing Plc, 7.75%, 08/15/21 (d), GBP	100	154
Coventry Building Society, 6.37%, (callable at 100 beginning 10/08/25) (d) (h), GBP	200	286
CPUK Finance Ltd., 7.00%, 02/28/42 (d), GBP	140	212
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 09/23/15) (d) (h)	130	131
International Game Technology Plc, 6.25%, 02/15/22 (e)	400	372
Lloyds Banking Group Plc, 6.37%, (callable at 100 beginning 06/27/20) (d) (h) (i), EUR	1,374	1,572
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (d), GBP	175	264
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	940	1,394
5.27%, 03/30/24, GBP	160	222
Punch Taverns Finance Plc
0.58%, 07/15/21 (d) (f), GBP	568	791
6.08%, 10/15/27 (d) (f), GBP	528	727
Royal Bank of Scotland Group Plc, 7.50%, (callable at 100 beginning 08/10/20) (h) (i)	837	835
Santander UK Group Holdings Plc
7.38% (callable at 100 beginning 06/24/22) (d) (h), GBP	475	715
4.75%, 09/15/25 (e)	630	625
Silk Bidco AS, 7.50%, 02/01/22 (d), EUR	350	402
SSE Plc, 3.88%, (callable at 100 beginning 09/10/20) (d) (h), GBP	375	542
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	302
5.66%, 06/30/27, GBP	1,171	1,798
6.46%, 03/30/32, GBP	491	657
Virgin Media Secured Finance Plc
6.00%, 04/15/21 (d), GBP	95	144
6.25%, 03/28/29 (d), GBP	500	741
Vougeot Bidco Plc, 7.88%, 07/15/20 (d), GBP	558	881
Voyage Care Bondco Plc, 11.00%, 02/01/19 (d), GBP	450	708
		18,541
UNITED STATES OF AMERICA - 28.5%
AbbVie Inc.
2.50%, 05/14/20	445	443
2.90%, 11/06/22	300	293
3.20%, 11/06/22	635	631
3.60%, 05/14/25	580	573
Actavis Funding SCS
3.00%, 03/12/20	625	626
3.80%, 03/15/25	75	73
Advanced Micro Devices Inc., 6.75%, 03/01/19	75	52
AECOM Technology Corp.
5.75%, 10/15/22 (e)	207	209
5.88%, 10/15/24 (e)	140	141
Aetna Inc., 3.50%, 11/15/24	399	397
Alcatel-Lucent USA Inc., 6.75%, 11/15/20 (e)	365	383
Ally Financial Inc.
3.75%, 11/18/19	275	269
4.13%, 03/30/20	700	693
5.13%, 09/30/24	484	478
8.00%, 11/01/31	188	218
American Airlines Group Inc., 4.63%, 03/01/20 (e)	515	502
American Capital Ltd., 6.50%, 09/15/18 (e)	567	585
American Express Credit Corp., 2.60%, 09/14/20	1,725	1,733
American International Group Inc., 3.75%, 07/10/25	1,350	1,372
Amsurg Corp., 5.63%, 07/15/22	615	614
Anadarko Petroleum Corp., 0.00%, 10/10/36 (g)	5,270	2,003
Anixter Inc., 5.13%, 10/01/21	200	198
Antero Resources Corp., 5.13%, 12/01/22	650	559
Anthem Inc., 3.50%, 08/15/24	440	436
AT&T Inc.
2.45%, 06/30/20	1,490	1,470
0.00%,11/27/22 (e) (g)	3,000	2,322
Aviation Capital Group Corp., 4.88%, 10/01/25 (e)	1,195	1,189
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (h)	492	478
6.25% (callable at 100 beginning 09/05/24) (h)	1,275	1,246
6.50% (callable at 100 beginning 10/23/24) (h)	800	816
3.30%, 01/11/23	3,328	3,308
3.88%, 08/01/25	1,600	1,622
Baxalta Inc.
2.88%, 06/23/20 (e)	535	535
4.00%, 06/23/25 (e)	500	501
Belden Inc., 5.50%, 04/15/23 (d), EUR	406	436
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (e)	227	222
Biogen Inc.
2.90%, 09/15/20	325	328
4.05%, 09/15/25	465	470
5.20%, 09/15/45	375	379
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (c) (d) (k)	672	614
Blue Coat Holdings Inc., 8.38%, 06/01/23 (e)	303	302
Boston Scientific Corp.
2.85%, 05/15/20	260	260
3.85%, 05/15/25	1,250	1,230
Branch Banking & Trust Co., 3.63%, 09/16/25	555	555
Building Materials Corp. of America, 6.00%, 10/15/25 (e)	324	327
Calpine Corp.
5.38%, 01/15/23	516	481
5.75%, 01/15/25	742	694
Capital One Financial Corp.
5.55% (callable at 100 beginning 06/01/20) (h)	625	617
3.20%, 02/05/25	645	615
CCO Safari II LLC
4.46%, 07/23/22 (e)	697	697
6.83%, 10/23/55 (e)	987	981
CDW LLC, 5.50%, 12/01/24	575	575

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Chemours Co.
6.63%, 05/15/23 (e)	545	366
7.00%, 05/15/25 (e)	72	47
Citigroup Inc., 3.75%, 06/16/24	1,250	1,272
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (e)	102	98
CVS Health Corp.
2.80%, 07/20/20	600	610
3.88%, 07/20/25	810	835
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	164	157
Discover Bank
3.20%, 08/09/21	750	750
4.20%, 08/08/23	480	494
DISH DBS Corp., 5.88%, 11/15/24	400	340
DJO Finco LLC, 8.13%, 06/15/21 (e)	198	193
Dynegy Inc.
6.75%, 11/01/19	815	817
7.38%, 11/01/22	808	814
Eastman Chemical Co., 4.65%, 10/15/44	1,150	1,052
Endo Finance LLC
6.00%, 07/15/23 (e)	200	198
6.00%, 02/01/25 (e)	200	195
Energy Transfer Partners LP
4.15%, 10/01/20	360	364
4.75%, 01/15/26	1,250	1,151
Equinix Inc.
5.38%, 01/01/22	361	359
5.75%, 01/01/25	250	248
ESH Hospitality Inc., 5.25%, 05/01/25 (e)	79	78
Family Tree Escrow LLC
5.25%, 03/01/20 (e)	30	31
5.75%, 03/01/23 (e)	395	410
FireEye Inc., 1.00%, 06/01/35 (e) (i)	350	316
First Data Corp., 5.38%, 08/15/23 (e)	216	214
Flextronics International Ltd., 4.75%, 06/15/25 (e)	745	722
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (e)	427	418
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	1,600	1,598
Forest Laboratories Inc., 5.00%, 12/15/21 (e)	1,320	1,432
Freeport-McMoRan Inc., 5.40%, 11/14/34	410	287
Freescale Semiconductor Inc., 5.00%, 05/15/21 (e)	200	203
Frontier Communications Corp.
6.25%, 09/15/21	145	121
6.88%, 01/15/25	60	49
11.00%, 09/15/25 (e)	134	130
Gates Global LLC, 5.75%, 07/15/22 (d), EUR	100	89
Genworth Financial Inc.
6.52%, 05/22/18	780	788
7.70%, 06/15/20	290	293
4.80%, 02/15/24	313	235
Genworth Holdings Inc., 7.20%, 02/15/21	1,108	1,108
Gilead Sciences Inc.
2.55%, 09/01/20	1,780	1,791
3.25%, 09/01/22	305	308
3.65%, 03/01/26	350	351
4.60%, 09/01/35	400	400
4.75%, 03/01/46	320	322
Goldman Sachs Group Inc.
2.75%, 09/15/20	450	452
4.00%, 03/03/24	2,500	2,574
3.75%, 05/22/25	2,070	2,079
HCA Inc.
4.25%, 10/15/19	742	749
5.38%, 02/01/25	175	174
5.25%, 04/15/25	954	973
HD Supply Inc.
11.00%, 04/15/20	214	237
7.50%, 07/15/20	212	220
5.25%, 12/15/21 (e)	817	821
Healthsouth Corp., 5.75%, 11/01/24	78	77
Hologic Inc., 5.25%, 07/15/22 (e)	100	101
HSBC USA Inc., 1.70%, 03/05/18	2,795	2,787
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (e)	281	287
Icahn Enterprises LP, 5.88%, 02/01/22	424	427
Infor Software Parent LLC, 7.13%, 05/01/21 (e) (j)	525	462
Infor US Inc.
5.75%, 08/15/20 (e)	75	75
6.50%, 05/15/22 (e)	927	851
ING US Inc., 5.65%, 05/15/53 (f)	615	620
iStar Financial Inc., 4.00%, 11/01/17	157	151
Italics Merger Sub Inc., 7.13%, 07/15/23 (e)	468	447
Jaguar Holding Co. II, 6.38%, 08/01/23 (e)	245	238
John Deere Capital Corp., 3.35%, 06/12/24	1,200	1,213
JPMorgan Chase & Co.
6.10% (callable at 100 beginning 10/01/24) (h)	500	497
7.90% (callable at 100 beginning 04/30/18) (h)	390	405
3.20%, 01/25/23	1,250	1,241
3.90%, 07/15/25	4,000	4,092
KLA-Tencor Corp., 4.65%, 11/01/24	1,120	1,120
Lennar Corp., 4.50%, 11/15/19	373	376
Level 3 Financing Inc.
6.13%, 01/15/21	662	681
5.13%, 05/01/23 (e)	142	136
5.38%, 05/01/25 (e)	168	159
LGE HoldCo VI BV, 7.13%, 05/15/24 (d), EUR	1,370	1,638
Mallinckrodt International Finance SA
4.88%, 04/15/20 (e)	46	44
5.75%, 08/01/22 (e)	300	289
5.63%, 10/15/23 (e)	130	119
5.50%, 04/15/25 (e)	40	36
MarkWest Energy Partners LP, 4.88%, 12/01/24	200	183
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (e)	510	544
6.25%, 01/15/40 (e)	1,120	1,075
Micron Technology Inc.
5.88%, 02/15/22	75	74
5.25%, 08/01/23 (e)	1,700	1,581
5.25%, 01/15/24 (e)	360	330
5.50%, 02/01/25	1,020	933
5.63%, 01/15/26 (e)	620	558
Morgan Stanley
2.80%, 06/16/20	4,103	4,133
3.88%, 04/29/24	1,250	1,277
4.00%, 07/23/25	2,400	2,454
Motorola Solutions Inc., 3.75%, 05/15/22	500	466
Mylan Inc., 3.13%, 01/15/23 (e)	469	451
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (e)	605	542
Nuance Communications Inc., 5.38%, 08/15/20 (e)	85	85
Perrigo Finance Plc, 3.90%, 12/15/24	995	980
Plantronics Inc., 5.50%, 05/31/23 (e)	51	51
Post Holdings Inc.
7.75%, 03/15/24 (e)	179	183
8.00%, 07/15/25 (e)	88	91
Project Homestake Merger Corp., 8.88%, 03/01/23 (e)	545	496

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
QVC Inc.
3.13%, 04/01/19	230	229
4.85%, 04/01/24	706	684
Radian Group Inc.
5.50%, 06/01/19	465	475
5.25%, 06/15/20	465	462
Realogy Group LLC, 7.63%, 01/15/20 (e)	186	194
Rite Aid Corp., 6.13%, 04/01/23 (e)	299	297
RSP Permian Inc., 6.63%, 10/01/22	256	246
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (l)	624	579
6.25%, 03/15/22	276	257
5.75%, 05/15/24	100	89
Sabine Pass LNG LP, 7.50%, 11/30/16	225	230
Sabre GLBL Inc., 5.38%, 04/15/23 (e)	832	819
Sanchez Energy Corp., 6.13%, 01/15/23	247	165
SBA Communications Corp., 4.88%, 07/15/22	275	270
Seagate HDD Cayman, 4.88%, 06/01/27 (e)	850	791
Sealed Air Corp.
4.50%, 09/15/23 (d), EUR	230	260
5.13%, 12/01/24 (e)	400	391
Spectrum Brands Inc., 5.75%, 07/15/25 (e)	117	119
Sprint Communications Inc., 9.00%, 11/15/18 (e)	189	198
Sprint Corp.
7.88%, 09/15/23	721	584
7.13%, 06/15/24	207	159
State Street Capital Trust IV, 1.34%, 06/15/37 (f)	1,510	1,216
State Street Corp.
2.55%, 08/18/20	810	821
3.55%, 08/18/25	885	901
Steel Dynamics Inc., 5.13%, 10/01/21	413	391
Synchrony Financial
2.70%, 02/03/20	515	509
4.50%, 07/23/25	1,200	1,210
Sysco Corp.
2.60%, 10/01/20	310	310
3.75%, 10/01/25	345	349
4.85%, 10/01/45	240	245
T-Mobile USA Inc.
6.63%, 04/28/21	172	172
6.73%, 04/28/22	79	79
6.00%, 03/01/23	81	78
6.50%, 01/15/24	240	233
6.38%, 03/01/25	340	325
TA Manufacturing Ltd., 3.63%, 04/15/23 (d), EUR	150	157
Tenet Healthcare Corp.
5.00%, 03/01/19	556	538
3.84%, 06/15/20 (e) (f)	375	373
6.00%, 10/01/20	247	261
8.13%, 04/01/22	324	344
6.75%, 06/15/23	218	216
TerraForm Power Operating LLC, 5.88%, 02/01/23 (e)	471	416
Tesoro Logistics LP, 6.25%, 10/15/22 (e)	112	109
Time Warner Cable Inc., 5.00%, 02/01/20	1,221	1,310
TransDigm Inc.
6.00%, 07/15/22	308	287
6.50%, 07/15/24	418	393
TRI Pointe Holdings Inc.
4.38%, 06/15/19	200	196
5.88%, 06/15/24	135	132
Univision Communications Inc.
5.13%, 05/15/23 (e)	385	366
5.13%, 02/15/25 (e)	88	82
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (e)	1,175	1,116
5.50%, 03/01/23 (e)	108	102
Ventas Realty LP, 4.13%, 01/15/26	535	539
Verizon Communications Inc.
6.40%, 09/15/33	599	687
4.40%, 11/01/34	1,080	1,005
VRX Escrow Corp.
5.38%, 03/15/20 (e)	200	194
4.50%, 05/15/23 (d), EUR	1,535	1,530
5.88%, 05/15/23 (e)	1,955	1,874
6.13%, 04/15/25 (e)	232	222
Weatherford International Ltd., 5.50%, 02/15/16	586	593
Wells Fargo & Co.
3.55%, 09/29/25	1,600	1,602
4.30%, 07/22/27	1,260	1,285
Wise Metals Group LLC, 8.75%, 12/15/18 (e)	455	437
WR Grace & Co-Conn, 5.13%, 10/01/21 (e)	110	109
Wyndham Worldwide Corp., 5.10%, 10/01/25	580	588
XPO Logistics Inc.
5.75%, 06/15/21 (d), EUR	100	97
6.50%, 06/15/22 (e)	609	515
		134,152
VENEZUELA - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/17 (d)	330	148
6.00%, 11/15/26 (d)	300	96
		244
Total Corporate Bonds and Notes (cost $281,815)		262,442

GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%

CROATIA - 0.0%
Croatia Government International Bond, 3.88%, 05/30/22 (d), EUR	120	135

DOMINICAN REPUBLIC - 0.0%
Dominican Republic International Bond, 7.45%, 04/30/44 (d)	200	204

HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	347

INDONESIA - 0.1%
Indonesia Government International Bond
2.88%, 07/08/21 (d), EUR	260	278
6.75%, 01/15/44 (d)	290	308
		586
PORTUGAL - 0.2%
Portugal Government International Bond, 5.13%, 10/15/24 (d)	725	768
RUSSIAN FEDERATION - 0.2%
Russia Government International Bond, 7.50%, 03/31/30 (d)	313	368
Russian Foreign Bond, 3.25%, 04/04/17 (d)	400	401
		769
SERBIA - 0.1%
Republic of Serbia, 5.88%, 12/03/18 (d)	520	543

SLOVENIA - 0.1%
Slovenia Government Bond, 4.63%, 09/09/24 (d), EUR	240	332

UNITED STATES OF AMERICA - 3.3%
U.S. Treasury Bond

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

	Shares/Par/Contracts†	Value
3.00%, 05/15/45	2,238	2,292
2.88%, 08/15/45	12,160	12,161
U.S. Treasury Note
1.38%, 09/30/20	740	740
1.75%, 09/30/22	360	360
		15,553
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (d)	100	39

Total Government and Agency Obligations (cost $19,371)		19,276

TRUST PREFERREDS - 0.5%

UNITED STATES OF AMERICA - 0.5%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 11/12/15) (h)	66	1,598
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 11/12/15) (h)	32	775
Total Trust Preferreds (cost $2,364)		2,373

PREFERRED STOCKS - 0.4%

SPAIN - 0.1%
Santander Finance Preferred SAU, 4.00%, (callable at 25 beginning 03/05/17) (h)	16	365

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 11/12/15) (h)	2	41
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 11/12/15) (h)	8	210
		251
UNITED STATES OF AMERICA - 0.2%
Allergan Plc, 5.50%, 03/01/18 (i)	1	661
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (h)	20	520
		1,181
Total Preferred Stocks (cost $1,814)		1,797
PURCHASED OPTIONS - 0.4%
Chesapeake Energy Corp. Put Option, Strike Price 8, Expiration 10/16/15	105	11
iShares Russell 2000 ETF Put Option, Strike Price 107, Expiration 10/16/15	125	18
iTraxx Europe Crossover Series 24 Put Option, Strike Price 4, Expiration 11/18/15, CIT	6,700,000	113
Micron Techonology Inc. Put Option, Strike Price 15, Expiration 10/16/15	125	12
Oracle Corp. Call Option, Strike Price 41, Expiration 10/16/15	85	—
PowerShares Exchange Traded Fund Trust ETF Put Option, Strike Price 23, Expiration 10/16/15	170	2
PowerShares QQQ Trust ETF Put Option, Strick Price 100, Expiration 10/16/15	125	20
PowerShares QQQ Trust ETF Put Option, Strick Price 101, Expiration 09/30/15	85	—
Put Swaption, 3-Month LIBOR versus 2.05% fixed, Expiration 11/02/15, MSC	14,200,000	—
Put Swaption, 3-Month LIBOR versus 2.65% fixed, Expiration 11/02/15, MSC	9,300,000	1
SPDR Health Care Fund Put Option, Strike Price 65, Expiration 10/16/15	85	11
SPDR Health Care Fund Put Option, Strike Price 68, Expiration 11/20/15	85	33
SPDR S&P 500 ETF Trust Put Option, Strike Price 195, Expiration 10/16/15	125	70
Volkswagen AG Put Option, Strike Price EUR 150, Expiration 12/18/15, DUB	242	1,424
Total Purchased Options (cost $547)		1,715

VARIABLE RATE SENIOR LOAN INTERESTS - 11.3% (f)

AUSTRIA - 0.2%
Constantinople Acquisition GmbH Term Loan, 4.75%, 06/30/22, EUR	$647	726
Constantinople Acquisition GmbH Term Loan B-2, 4.75%, 04/30/22, EUR	97	108
		834
BRITISH VIRGIN ISLANDS - 0.0%
Vistra Group Ltd. Term Loan B
0.00%, 07/31/22 (m), EUR	108	121
0.00%, 07/31/23 (c) (m), EUR	43	48
		169
CANADA - 0.0%
CEVA Logisitics Term Loan, 6.50%, 03/18/21	9	8

DENMARK - 0.3%
Douglas Holding AG Term Loan B, 6.00%, 06/24/22, EUR	192	215
Nets Holdings A/S Term Loan, 4.25%, 05/14/21, EUR	1,050	1,168
		1,383
FRANCE - 0.4%
Horizon Holdings I SAS Term Loan, 0.00%, 07/31/22 (m), EUR	423	473
Linxens France SA Term Loan, 0.00%, 07/31/22 (m), EUR	140	156
Numericable Group SA Term Loan, 4.50%, 04/23/20, EUR	716	795
Vivarte SAS Term Loan, 0.00%, 10/29/19 (m), EUR	300	354
		1,778
GERMANY - 1.3%
Douglas Holding AG Term Loan B-2, 6.00%, 06/24/22, EUR	117	131
Douglas Holding AG Term Loan B-3, 6.00%, 06/24/22, EUR	201	224
Douglas Holding AG Term Loan B-4, 6.00%, 06/24/22, EUR	133	149
Douglas Holding AG Term Loan B-5, 6.00%, 06/24/22, EUR	30	33
Douglas Holding AG Term Loan B-6, 6.00%, 06/24/22, EUR	153	171
Douglas Holding AG Term Loan B-7, 6.00%, 06/24/22, EUR	85	94
KP Germany Erste GmbH Term Loan, 5.00%, 04/28/20, EUR	160	179
KP Germany Erste GmbH Term Loan B, 5.00%, 06/30/20, EUR	180	202
Schaeffler (INA Beteiligung GmbH) Term Loan B, 4.25%, 05/15/20, EUR	513	573
Springer Media Term Loan, 4.75%, 08/14/20, EUR	1,905	2,131
Springer Science+Business Media SA Term Loan, 0.00%, 08/14/21 (c) (e) (m), EUR	1,000	1,143

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Xella International SA Term Loan, 3.75%, 03/31/19, EUR	810	903
		5,933
LUXEMBOURG - 1.7%
Altice Financing SA Term Loan, 5.25%, 01/29/22, EUR	230	256
Auris Luxembourg III SA Term Loan, 4.25%, 01/17/22, EUR	429	481
Avago Technologies Term Loan, 3.75%, 04/01/21	579	578
Azelis SA Term Loan B, 5.00%, 04/01/22, EUR	1,870	2,069
BSN Medical Luxembourg Group Holding S.A.R.L. Term Loan C, 4.00%, 08/28/19, EUR	1,193	1,333
ConvaTec Healthcare B Sarl Term Loan, 4.25%, 06/15/20, EUR	1,070	1,197
Endo Luxembourg Finance Term Loan B, 6.50%, 06/30/22	280	279
Gol Linhas Aereas Inteligentes SA Term Loan, 6.00%, 08/18/20 (c)	1,594	1,578
Linxens 2nd Lien Term Loan, 0.00%, 07/30/23 (c) (m), EUR	100	111
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	202	198
		8,080
NETHERLANDS - 0.4%
Action Holding BV Term Loan B, 4.50%, 01/31/21, EUR	636	712
Bureau Van Dijk Term Loan B
4.00%, 09/15/21, EUR	465	519
5.00%, 09/15/21, GBP	270	407
CEVA Logisitics Term Loan, 6.50%, 03/18/21	51	46
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (m)	325	323
		2,007
SPAIN - 0.1%
Goldcar Nuevo Trabajo Term Loan, 6.50%, 06/30/20, EUR	450	491

UNITED KINGDOM - 1.7%
Bestway UK Holdco Ltd. Term Loan B, 5.26%, 09/25/21, GBP	360	544
CD&R Firefly Bidco Ltd. Term Loan B, 6.00%, 08/05/22, GBP	670	1,004
CEVA Group Plc Term Loan
6.50%, 03/12/21	70	63
6.50%, 03/12/21	49	44
INEOS Finance Plc Term Loan, 4.00%, 12/15/20, EUR	3,571	3,853
RAC Finance Holdings Ltd. Term Loan, 8.14%, 11/30/22, GBP	490	743
Saga Mid Co. Ltd. Term Loan, 2.72%, 04/25/19, GBP	481	701
Virgin Media Investment Holdings Ltd. Term Loan, 4.25%, 06/30/23, GBP	660	984
		7,936
UNITED STATES OF AMERICA - 5.2%
Advantage Sales and Marketing Inc. Term Loan, 4.25%, 07/07/20	278	272
Alere Inc. Term Loan B, 4.25%, 06/15/22	55	55
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	273	268
American Energy Marcellus Term Loan, 8.50%, 07/07/21	568	61
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	169	132
B/E Aerospace Inc. Term Loan, 4.00%, 11/12/21	108	108
Bass Pro Group LLC Term Loan B, 4.00%, 06/15/20	171	169
Berry Plastics Corp. Term Loan F, 0.00%, 09/16/22 (m)	150	150
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19	287	284
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/21	187	187
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20	244	244
Burger King Corp. Term Loan B, 3.75%, 12/10/21	334	333
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20	970	902
Calpine Corp. Term Loan B, 3.50%, 06/15/22	250	246
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 04/30/21	223	222
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20	758	751
Charter Communications LLC Term Loan, 3.50%, 01/23/23	405	403
Citgo Petroleum Corp. Term Loan, 9.50%, 05/09/18	173	170
Coinmach Corp. Term Loan, 4.25%, 11/14/19	368	361
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	725	723
Connolly Corp. Term Loan, 4.50%, 05/14/21	249	248
Continental Building Products LLC Term Loan B, 4.00%, 08/14/20	213	212
CPG International Inc. Term Loan, 4.75%, 09/13/20	368	363
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	199	199
Dell Inc. Term Loan B, 3.75%, 09/24/18	679	677
DJO Finance LLC Term Loan, 4.25%, 06/08/20	200	199
DTZ US Borrower LLC Term Loan B, 0.00%, 11/04/21 (m)	190	188
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	249	248
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	230	229
Epicor Software Corp. Term Loan B, 4.75%, 06/01/22	240	238
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	200	186
First Data Corp. Replacement Term Loan, 3.70%, 03/23/18	965	956
First Data Corp. Term Loan B, 3.70%, 09/24/18	25	25
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	351	351
Gates Global LLC US Term Loan B, 4.25%, 07/03/21	551	521
Grifols Worldwide Operations USA Inc. Term Loan, 3.20%, 03/03/21	493	493
HCA Inc. Term Loan B-4, 3.03%, 05/01/18	249	249
Hertz Corp. Term Loan B-2, 3.00%, 03/11/18	199	196
IMS Health Inc. Term Loan B, 3.50%, 03/05/21	336	334
Infor US Inc. Term Loan B5, 3.75%, 06/03/20	249	241
Informatica Corp. Term Loan B, 4.50%, 06/01/22	309	307
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	200	194
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	197	196
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	145	144

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Level 3 Financing Inc. Term Loan B, 4.00%, 01/15/20	300	299
Level 3 Financing Inc. Term Loan B-II V2, 4.50%, 06/01/22	90	89
LUX HoldCo Term Loan, 4.25%, 01/15/22, EUR	458	512
MacDermid Inc. Term Loan, 4.50%, 06/15/20	490	474
MGM Resorts International Term Loan B, 3.50%, 12/13/19	249	247
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20	180	179
Mondelez International Inc. Term Loan B-1, 4.25%, 07/04/21, EUR	1,010	1,128
Nautilus Merger Sub Inc. Term Loan, 4.00%, 03/12/21	150	145
Novelis Inc. Term Loan B, 4.00%, 06/15/22	642	631
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19	103	32
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan, 4.75%, 04/29/21	222	218
Oxea Finance & Cy SCA Term Loan, 8.25%, 07/15/20 (c)	90	85
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19	501	486
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	224	224
Pharmaceutical Product Development Inc. Term Loan B, 4.25%, 08/05/22	133	131
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	432	431
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20	226	224
Riverbed Technology Inc. Term Loan, 6.00%, 02/25/22	135	135
RPI Finance Trust Term Loan B4, 3.50%, 11/09/20	249	248
Sabre Inc. Term Loan B, 4.00%, 02/19/19	263	262
Sequa Corp. Term Loan, 5.25%, 05/15/17	281	233
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21	526	525
Spectrum Brands Inc. Term Loan
3.50%, 06/16/22, EUR	266	296
3.75%, 06/20/22	172	173
SS&C Technologies Term Loan B-1, 4.00%, 06/29/22	245	245
SS&C Technologies Term Loan B-2, 4.00%, 06/29/22	40	40
Surgery Center Holding Corp. Term Loan, 5.25%, 07/16/20	85	85
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	75	74
TIBCO Software Inc. Term Loan, 6.50%, 11/24/20	313	310
TransUnion LLC Term Loan, 3.75%, 04/09/21	249	247
Travelport Finance SARL Term Loan B, 5.75%, 08/11/21	640	637
Tribune Media Co. Term Loan, 3.75%, 12/27/20	150	149
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	295	293
Valeant Pharmaceuticals International Inc. Term Loan
3.04%, 12/11/19	172	169
4.00%, 03/13/22	867	857
WideOpenWest Finance LLC US Term Loan B, 4.50%, 04/01/19	200	197
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19	294	290
Zayo Group First Lein Term Loan B, 3.75%, 07/02/19	299	297
		24,532
Total Variable Rate Senior Loan Interests (cost $55,132)		53,151

SHORT TERM INVESTMENTS - 30.4%

Investment Company - 9.4%
JNL Money Market Fund, 0.10% (n) (o)	44,100	44,100

Repurchase Agreements - 21.0%

Australia - 0.1%
Repurchase Agreement with RBC, (0.10)% (Collateralized by $400 Rio Tinto Ltd., 3.75%, due 06/15/25, value $392) acquired on 07/29/15, open maturity at $386	$386	386

Belgium - 0.5%
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,373 Anheuser-Busch InBev Finance Inc., 3.70%, due 02/01/24, value $2,412) acquired on 09/28/15, open maturity at $2,441	2,441	2,441

Canada - 1.0%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,151 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $1,266) acquired on 12/16/14, open maturity at $1,396	1,396	1,396
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,460 Royal Bank of Canada, 2.15%, due 03/15/19, value $2,491) acquired on 02/13/15, open maturity at $2,503	2,503	2,503
Repurchase Agreement with CSI, (0.15)% (Collateralized by $686 Royal Bank of Canada, 2.15%, due 03/15/19, value $695) acquired on 02/19/15, open maturity at $698	698	698
		4,597
Ecuador - 0.0%
Repurchase Agreement with JPM, (0.50)% (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $143) acquired on 07/31/15, open maturity at $179	179	179

France - 0.4%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,850 Total Capital International SA, 3.75%, due 04/10/24, value $1,918) acquired on 09/11/15, open maturity at $1,915	1,915	1,915

Germany - 0.2%
Repurchase Agreement with BBP, (0.75)% (Collateralized by EUR 150 Volkswagen Leasing GmbH, 1.00%, due 10/04/17, value EUR 148) acquired on 09/28/15, open maturity at $167, EUR	150	167
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 735) acquired on 07/30/15, open maturity at $830, EUR	743	830
		997

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Nigeria - 0.0%
Repurchase Agreement with BBP, (4.00)% (Collateralized by $200 Nigeria Government International Bond, 6.38%, due 07/12/23, value $179) acquired on 08/27/15, open maturity at $186	186	186

Norway - 0.4%
Repurchase Agreement with DUB, (0.38)% (Collateralized by $1,850 Statoil ASA, 3.70%, due 03/01/24, value $1,909) acquired on 09/18/15, open maturity at $1,892	1,892	1,892

Switzerland - 0.1%
Repurchase Agreement with JPM, (1.10)% (Collateralized by EUR 100 Glencore Finance Europe SA, 5.25%, due 03/22/17, value EUR 98) acquired on 09/25/15, open maturity at $121, EUR	108	121
Repurchase Agreement with JPM, (1.10)% (Collateralized by EUR 100 Glencore Finance Europe SA, 5.25%, due 03/22/17, value EUR 98) acquired on 09/25/15, open maturity at $120, EUR	108	120
		241
United Kingdom - 0.9%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,288 Standard Chartered Plc, 5.70%, due 03/26/44, value $1,258) acquired on 04/29/15, open maturity at $1,407	1,407	1,407
Repurchase Agreement with BCL, (1.25)% (Collateralized by $400 Standard Chartered Plc, 6.50%, perpetual, value $375) acquired on 08/31/15, open maturity at $405	405	405
Repurchase Agreement with DUB, (0.15)% (Collateralized by $1,850 BP Capital Markets Plc, 3.81%, due 02/10/24, value $1,894) acquired on 09/18/15, open maturity at $1,896	1,896	1,896
Repurchase Agreement with MLP, (0.15)% (Collateralized by $350 Standard Chartered Plc, 5.70%, due 03/26/44, value $342) acquired on 06/02/15, open maturity at $385	385	385
		4,093
United States of America - 17.4%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $2,500 JPMorgan Chase & Co., 4.85%, due 02/01/44, value $2,624) acquired on 09/25/15, open maturity at $2,662	2,662	2,662
Repurchase Agreement with BCL, (0.10)% (Collateralized by $550 Citigroup Inc., 5.88%, due 01/30/42, value $645) acquired on 04/30/15, open maturity at $683	683	683
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,120 Kinder Morgan Inc., 4.30%, due 06/01/25, value $1,913) acquired on 09/02/15, open maturity at $1,950	1,950	1,950
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,480 International Business Machines Corp., 4.00%, due 06/20/42, value $2,299) acquired on 07/23/15, open maturity at $2,247	2,247	2,247
Repurchase Agreement with BCL, (0.15)% (Collateralized by $804 EOG Resources Inc., 2.63%, due 03/15/23, value $781) acquired on 09/28/15, open maturity at $775	775	775
Repurchase Agreement with BCL, (0.15)% (Collateralized by $815 Comcast Corp., 3.38%, due 08/15/25, value $824) acquired on 08/11/15, open maturity at $808	808	808
Repurchase Agreement with BCL, (0.75)% (Collateralized by $139 Diamond Offshore Drilling Inc., 4.88%, due 11/01/43, value $92) acquired on 09/29/15, open maturity at $94	94	94
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $518) acquired on 03/17/15, open maturity at $536	536	536
Repurchase Agreement with BCL, (2.55)% (Collateralized by $2,000 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $1,948) acquired on 06/10/15, open maturity at $2,000	2,000	2,000
Repurchase Agreement with BCL, (3.13)% (Collateralized by $1,032 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $870) acquired on 09/03/15, open maturity at $918	918	918
Repurchase Agreement with BCL, 0.10% (Collateralized by $1,100 U.S. Treasury Note, 1.00%, due 09/15/18, value $1,102) acquired on 09/30/15, due 10/01/2015 at $1,101	1,101	1,101
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,149 CCO Safari II LLC, 4.91%, due 07/23/25, value $1,147) acquired on 09/30/15, open maturity at $1,148	1,148	1,148
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,200 Goldman Sachs Group Inc., 4.80%, due 07/08/44, value $1,223) acquired on 01/12/15, open maturity at $1,311	1,311	1,311
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,667 Wachovia Capital Trust III, 5.57%, perpetual, value $1,638) acquired on 05/04/15, open maturity at $1,652	1,652	1,652
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,430 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,405) acquired on 08/13/15, open maturity at $2,381	2,381	2,381
Repurchase Agreement with CGM, (0.10)% (Collateralized by $300 Medtronic Inc., 3.50%, due 03/15/25, value $307) acquired on 09/03/15, open maturity at $305	305	305
Repurchase Agreement with CGM, (0.10)% (Collateralized by $450 Amazon.com Inc., 3.80%, due 12/05/24, value $463) acquired on 06/10/15, open maturity at $452	452	452
Repurchase Agreement with CGM, (0.10)% (Collateralized by $600 Enterprise Products Operating LLC, 3.70%, due 02/15/26, value $570) acquired on 08/24/15, open maturity at $568	568	568
Repurchase Agreement with CGM, (0.10)% (Collateralized by $625 ConocoPhillips Co., 6.50%, due 02/01/39, value $758) acquired on 03/02/15, open maturity at $863	863	863

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with CGM, (0.10)% (Collateralized by $75 Eastman Chemical Co., 3.60%, due 08/15/22, value $76) acquired on 06/10/15, open maturity at $76	76	76
Repurchase Agreement with CGM, (0.10)% (Collateralized by $800 Bank of America Corp., 4.88%, due 04/01/44, value $840) acquired on 08/05/15, open maturity at $860	860	860
Repurchase Agreement with CGM, (0.15)% (Collateralized by $2,400 Wal-Mart Stores Inc., 4.30%, due 04/22/44, value $2,467) acquired on 08/18/15, open maturity at $2,514	2,514	2,514
Repurchase Agreement with CGM, (2.25)% (Collateralized by $625 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $608) acquired on 07/01/15, open maturity at $626	626	626
Repurchase Agreement with CSI, (0.15)% (Collateralized by $1,200 Wells Fargo & Co., 3.90%, due 05/01/45, value $1,112) acquired on 09/25/15, open maturity at $1,132	1,132	1,132
Repurchase Agreement with CSI, (0.25)% (Collateralized by $675 Wachovia Capital Trust III, 5.57%, perpetual, value $663) acquired on 06/15/15, open maturity at $674	674	674
Repurchase Agreement with DUB, (0.10)% (Collateralized by $750 Amazon.com Inc., 2.50%, due 11/29/22, value $729) acquired on 10/28/14, open maturity at $713	713	713
Repurchase Agreement with DUB, (0.15)% (Collateralized by $650 Southwestern Energy Co., 4.05%, due 01/23/20, value $648) acquired on 07/27/15, open maturity at $672	672	672
Repurchase Agreement with DUB, (3.00)% (Collateralized by $218 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $184) acquired on 05/13/15, open maturity at $217	217	217
Repurchase Agreement with DUB, 0.08% (Collateralized by $1,655 U.S. Treasury Note, 1.00%, due 08/15/18, value $1,660) acquired on 09/16/15, open maturity at $1,651	1,651	1,651
Repurchase Agreement with JPM, (0.10)% (Collateralized by $500 Bank of America Corp., 5.00%, due 01/21/44, value $529) acquired on 08/27/15, open maturity at $533	533	533
Repurchase Agreement with JPM, (0.12)% (Collateralized by $1,900 ConocoPhillips Co., 3.35%, due 11/15/24, value $1,861) acquired on 09/18/15, open maturity at $1,876	1,876	1,876
Repurchase Agreement with JPM, 0.09% (Collateralized by $8,743 U.S. Treasury Note, 1.88%, due 08/31/22, value $8,821) acquired on 09/24/15, open maturity at $8,776	8,776	8,776
Repurchase Agreement with JPM, 0.13% (Collateralized by $17,156 U.S. Treasury Note, 1.38%, due 08/31/20, value $17,184) acquired on 09/30/15, due 10/01/2015 at $17,156	17,156	17,156
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $316) acquired on 06/02/15, open maturity at $319	319	319
Repurchase Agreement with MLP, (0.18)% (Collateralized by $125 International Paper Co., 3.65%, due 06/15/24, value $124) acquired on 06/02/15, open maturity at $128	128	128
Repurchase Agreement with MLP, (0.18)% (Collateralized by $850 Morgan Stanley, 6.38%, due 07/24/42, value $1,056) acquired on 08/05/15, open maturity at $1,065	1,065	1,065
Repurchase Agreement with MLP, 0.07% (Collateralized by $6,400 U.S. Treasury Note, 2.00%, due 08/15/25, value $6,371) acquired on 09/30/15, due 10/01/2015 at $6,360	6,360	6,360
Repurchase Agreement with MLP, 0.15% (Collateralized by $600 U.S. Treasury Note, 1.00%, due 09/15/18, value $602) acquired on 09/30/15, due10/01/2015 at $601	601	601
Repurchase Agreement with MLP, 0.17% (Collateralized by $1,046 U.S. Treasury Note, 1.88%, due 08/31/22, value $1,055) acquired on 09/30/15, open maturity at $1,054	1,054	1,054
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $972) acquired on 06/09/15, open maturity at $957	957	957
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,110 Goldman Sachs Group Inc., 5.15%, due 05/22/45, value $1,098) acquired on 05/27/15, open maturity at $1,132	1,132	1,132
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,200 Caterpillar Inc., 3.40%, due 05/15/24, value $1,201) acquired on 08/05/15, open maturity at $1,227	1,227	1,227
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,200 Verizon Communications Inc., 6.55%, due 09/15/43, value $1,430) acquired on 09/28/15, open maturity at $1,422	1,422	1,422
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,230 Time Warner Cable Inc., 6.55%, due 05/01/37, value $1,216) acquired on 07/15/15, open maturity at $1,255	1,255	1,255
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,600 Abbott Laboratories, 2.95%, due 03/15/25, value $1,571) acquired on 06/15/15, open maturity at $1,564	1,564	1,564
Repurchase Agreement with RBC, (0.10)% (Collateralized by $142 Actavis Funding SCS, 3.45%, due 03/15/22, value $140) acquired on 08/27/15, open maturity at $141	141	141
Repurchase Agreement with RBC, (0.10)% (Collateralized by $165 Netflix Inc., 5.50%, due 02/15/22, value $168) acquired on 09/25/15, open maturity at $175	175	175
Repurchase Agreement with RBC, (0.10)% (Collateralized by $250 LyondellBasell Industries NV, 5.75%, due 04/15/24, value $280) acquired on 07/06/15, open maturity at $289	289	289
Repurchase Agreement with RBC, (0.10)% (Collateralized by $290 EI du Pont de Nemours & Co., 2.80%, due 02/15/23, value $281) acquired on 07/28/15, open maturity at $287	287	287

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Merck & Co. Inc., 2.75%, due 02/10/25, value $293) acquired on 03/24/15, open maturity at $302	302	302
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Oracle Corp., 2.95%, due 05/15/25, value $293) acquired on 05/05/15, open maturity at $296	296	296
Repurchase Agreement with RBC, (0.10)% (Collateralized by $350 HJ Heinz Co., 3.95%, due 07/15/25, value $360) acquired on 07/16/15, open maturity at $352	352	352
Repurchase Agreement with RBC, (0.10)% (Collateralized by $550 Microsoft Corp., 2.70%, due 02/12/25, value $540) acquired on 05/01/15, open maturity at $547	547	547
Repurchase Agreement with RBC, (0.10)% (Collateralized by $615 ConocoPhillips Co., 6.50%, due 02/01/39, value $746) acquired on 06/03/15, open maturity at $790	790	790
Repurchase Agreement with RBC, (0.10)% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $733) acquired on 06/08/15, open maturity at $741	741	741
Repurchase Agreement with RBC, (0.10)% (Collateralized by $80 Nabors Industries Inc., 5.00%, due 09/15/20, value $78) acquired on 03/19/15, open maturity at $80	80	80
Repurchase Agreement with RBC, (0.10)% (Collateralized by $850 Seagate HDD Cayman, 4.75%, due 06/01/23, value $837) acquired on 07/16/15, open maturity at $852	852	852
Repurchase Agreement with RBC, (1.00)% (Collateralized by $217 Diamond Offshore Drilling Inc., 4.88%, due 11/01/43, value $144) acquired on 09/02/15, open maturity at $165	165	165
		82,031
Total Short Term Investments (cost $143,041)		143,058
Total Investments - 117.5% (cost $577,529)		553,140
Total Securities Sold Short - (21.1%) (proceeds $100,306)		(99,251)
Other Assets and Liabilities, Net - 3.6%		16,751
Total Net Assets - 100.0%		$470,640

SECURITIES SOLD SHORT - 21.1%

CORPORATE BONDS AND NOTES - 13.0%

AUSTRALIA - 0.1%
Rio Tinto Ltd., 3.75%, 06/15/25	400	$392

BELGIUM - 0.5%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	2,373	2,412

CANADA - 0.9%
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	1,151	1,266
Royal Bank of Canada, 2.15%, 03/15/19	3,146	3,186
		4,452
FRANCE - 0.4%
Total Capital International SA, 3.75%, 04/10/24	1,850	1,918

GERMANY - 0.0%
Volkswagen Leasing GmbH, 1.00%, 10/04/17, EUR	150	165

NORWAY - 0.4%
Statoil ASA, 3.70%, 03/01/24	1,850	1,909

SWITZERLAND - 0.1%
Glencore Finance Europe SA, 5.25%, 03/22/17 (d), EUR	200	219

UNITED KINGDOM - 0.8%
BP Capital Markets Plc, 3.81%, 02/10/24	1,850	1,894
Standard Chartered Plc
6.50% (callable at 100 beginning 04/02/20) (e) (h)	400	375
5.70%, 03/26/44 (e)	1,638	1,600
		3,869
UNITED STATES OF AMERICA - 9.8%
Abbott Laboratories, 2.95%, 03/15/25	1,600	1,571
Actavis Funding SCS, 3.45%, 03/15/22	142	140
Amazon.com Inc.
2.50%, 11/29/22	1,075	1,045
3.80%, 12/05/24	450	463
Anadarko Petroleum Corp., 3.45%, 07/15/24	2,625	2,556
Bank of America Corp.
5.00%, 01/21/44	500	529
4.88%, 04/01/44	800	840
Caterpillar Inc., 3.40%, 05/15/24	1,200	1,201
CCO Safari II LLC
4.91%, 07/23/25 (e)	1,149	1,147
6.48%, 10/23/45 (e)	1,200	1,216
Citigroup Inc., 5.88%, 01/30/42	550	645
Comcast Corp., 3.38%, 08/15/25	815	824
ConocoPhillips Co.
3.35%, 11/15/24	1,900	1,861
6.50%, 02/01/39	1,240	1,504
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	356	236
Eastman Chemical Co., 3.60%, 08/15/22	75	76
EI du Pont de Nemours & Co., 2.80%, 02/15/23	290	281
Enterprise Products Operating LLC, 3.70%, 02/15/26	600	570
EOG Resources Inc., 2.63%, 03/15/23	369	358
Freeport-McMoRan Inc., 3.10%, 03/15/20	1,250	1,054
Goldman Sachs Group Inc.
4.80%, 07/08/44	1,200	1,223
5.15%, 05/22/45	1,110	1,098
HJ Heinz Co., 3.95%, 07/15/25 (e)	350	360
International Business Machines Corp., 4.00%, 06/20/42	2,480	2,299
International Paper Co., 3.65%, 06/15/24	125	124
JPMorgan Chase & Co., 4.85%, 02/01/44	2,500	2,624
Kinder Morgan Inc., 4.30%, 06/01/25	1,279	1,154
LyondellBasell Industries NV, 5.75%, 04/15/24	250	280
Medtronic Inc., 3.50%, 03/15/25	300	307
Merck & Co. Inc., 2.75%, 02/10/25	300	293
Microsoft Corp., 2.70%, 02/12/25	550	540
Molson Coors Brewing Co., 3.50%, 05/01/22	520	518
Morgan Stanley, 6.38%, 07/24/42	850	1,056
Nabors Industries Inc., 5.00%, 09/15/20	80	78
Netflix Inc., 5.50%, 02/15/22 (e)	280	286
Oracle Corp., 2.95%, 05/15/25	300	293

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PepsiCo Inc.
2.75%, 04/30/25	1,000	972
5.50%, 01/15/40	625	733
Plains All American Pipeline LP, 4.65%, 10/15/25	1,195	1,205
Seagate HDD Cayman, 4.75%, 06/01/23	850	837
Southwestern Energy Co., 4.05%, 01/23/20	650	648
Time Warner Cable Inc., 6.55%, 05/01/37	1,230	1,216
Verizon Communications Inc.
3.50%, 11/01/24	2,430	2,405
6.55%, 09/15/43	1,200	1,430
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/25) (h)	2,342	2,301
Wal-Mart Stores Inc., 4.30%, 04/22/44	2,400	2,467
Wells Fargo & Co., 3.90%, 05/01/45	1,200	1,112
		45,976
Total Corporate Bonds and Notes (proceeds $62,523)		61,312

GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%

ECUADOR - 0.0%
Ecuador Government International Bond, 7.95%, 06/20/24 (d)	200	143

GERMANY - 0.2%
Bundesobligation, 0.75%, 02/24/17, EUR	725	822

NIGERIA - 0.1%
Nigeria Government International Bond, 6.38%, 07/12/23 (d)	200	179

UNITED STATES OF AMERICA - 7.8%
U.S. Treasury Note
1.00%, 08/15/18 - 09/15/18	3,355	3,364
1.38%, 08/31/20	17,156	17,184
1.88%, 08/31/22	9,789	9,876
2.00%, 08/15/25	6,400	6,371
		36,795
Total Government and Agency Obligations (proceeds $37,783)		37,939
Total Securities Sold Short - 21.1% (proceeds $100,306)		$99,251

(a)                                 The Fund had an unfunded loan commitment at September 30, 2015. See Unfunded Loan Commitments in the Notes to Schedules of Investments.

(b)                                 Non-income producing security.

(c)                                  Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(d)                                 Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e)                                  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $74,171 for long term investments and ($4,984) for securities sold short which represented 15.8% and (1.1%) of net assets, respectively.

(f)                                   Variable rate securities. Rate stated was in effect as of September 30, 2015.

(g)                                  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)                                 Perpetual security.

(i)                                     Convertible security.

(j)                                    Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(k)                                 The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(l)                                     Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015.

(m)                             This variable rate senior loan will settle after September 30, 2015, at which time the interest rate will be determined.

(n)                                 Investment in affiliate.

(o)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
ABN AMRO Bank NV, 5.75%, callable at 100 beginning 09/22/20	09/16/2015	$676	$651	0.1%
ALME Loan Funding, 1.40%, 08/15/27	06/06/2014	947	775	0.2
ALME Loan Funding, 5.10%, 08/15/27	06/06/2014	410	328	0.1
ALME Loan Funding, 5.85%, 08/15/27	06/06/2014	327	252	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	800	0.2
AXA SA, 3.88%, callable at 100 beginning 10/08/25	05/19/2014	681	522	0.1
Abengoa Finance SAU, 6.00%, 03/31/21	11/25/2014	762	329	0.1
Abengoa Finance SAU, 7.00%, 04/15/20	08/06/2015	75	50	—
Abengoa Greenfield SA, 5.50%, 10/01/19	03/30/2015	323	200	—
Achmea BV, 6.00%, 04/04/43	07/09/2013	271	236	0.1
Allied Irish Banks Plc, 2.75%, 04/16/19	04/10/2014	1,406	1,295	0.3
Altice Financing SA, 5.25%, 02/15/23	02/03/2015	428	414	0.1
Altice SA, 6.25%, 02/15/25	02/02/2015	493	427	0.1
Altice SA, 7.25%, 05/15/22	04/24/2014	655	558	0.1
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	1,126	1,039	0.2
Arbour CLO Ltd., 5.00%, 06/16/27	05/19/2014	457	355	0.1
Arbour CLO Ltd., 5.75%, 06/16/27	05/19/2014	454	333	0.1
Ardagh Packaging Finance Plc, 4.25%, 01/15/22	06/23/2014	335	293	0.1
Ares XXV CLO Ltd., 3.44%, 01/17/24	10/04/2013	249	247	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	1,640	1,355	0.3
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	05/04/2015	1,264	1,471	0.3
Aroundtown Property Holdings Plc, 3.00%, 12/09/21	04/29/2015	838	830	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,282	1,074	0.2
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	703	630	0.1
Avoca CLO XI Ltd., 1.38%, 07/15/27	05/12/2014	1,513	1,229	0.3
Avoca CLO XIII Ltd., 5.46%, 12/29/27	12/22/2014	291	270	0.1
Avoca CLO XIV Ltd., 0.00%, 07/12/28	05/19/2015	404	390	0.1
Avoca CLO XIV Ltd., 4.81%, 07/12/28	05/19/2015	112	100	—
Avoca CLO XIV Ltd., 5.81%, 07/12/28	05/19/2015	105	97	—
Avoca CLO XV Ltd., 0.00%, 11/28/28	09/29/2015	616	644	0.1
Avoca CLO XV Ltd., 0.00%, 11/28/28	09/29/2015	465	464	0.1
Avoca CLO XV Ltd., 0.00%, 11/28/28	09/29/2015	237	238	0.1
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	2,889	2,742	0.6
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19	04/02/2015	754	741	0.2
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	453	428	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	1,265	1,087	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	621	634	0.1
Banco Espirito Santo SA, 2.63%, 05/08/17	07/14/2014	520	414	0.1
Banco Espirito Santo SA, 4.00%, 01/21/19	07/24/2014	2,336	2,069	0.4
Banco Espirito Santo SA, 4.75%, 01/15/18	07/11/2014	1,169	952	0.2
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	2,880	2,687	0.6
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	456	429	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	957	837	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	1,234	1,053	0.2
Bank of Ireland, 4.25%, 06/11/24	07/16/2014	2,924	2,780	0.6
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,256	2,768	0.6
Bankia SA, 4.00%, 05/22/24	05/16/2014	5,750	5,171	1.1
Barclays Plc, 7.87%, callable at 100 beginning 09/15/22	08/05/2015	1,207	1,150	0.2
Bayer AG, 2.38%, 04/02/75	03/31/2015	1,130	1,063	0.2
Bayerische Landesbank, 0.79%, 02/07/19	05/08/2013	738	634	0.1
Belden Inc., 5.50%, 04/15/23	01/06/2015	525	436	0.1
Berica PMI, 2.37%, 05/31/57	07/15/2014	464	400	0.1
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75	04/17/2015	432	379	0.1
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	445	369	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/18/2014	674	614	0.1

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	$317	$271	0.1%
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	1,081	899	0.2
CPUK Finance Ltd., 7.00%, 02/28/42	07/24/2015	218	212	—
CVC Cordatus Loan Fund III Ltd., 1.40%, 07/08/27	03/28/2014	1,754	1,427	0.3
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,209	598	0.1
CaixaBank SA, 5.00%, 11/14/23	10/14/2014	404	345	0.1
Care UK Health & Social Care Plc, 5.58%, 07/15/19	05/14/2015	151	139	—
Cemex SAB de CV, 4.38%, 03/05/23	02/27/2015	194	174	—
Cemex SAB de CV, 4.75%, 01/11/22	09/05/2014	1,001	851	0.2
Centrica Plc, 3.00%, 04/10/76	04/02/2015	1,004	956	0.2
Centrica Plc, 5.25%, 04/10/75	04/02/2015	701	679	0.1
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	04/29/2015	1,995	1,794	0.4
Cognita Financing Plc, 7.75%, 08/15/21	08/03/2015	156	154	—
Coventry Building Society, 6.38%, callable at 100 beginning 10/08/25	06/20/2014	341	286	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	1,886	1,640	0.3
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	390	346	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	158	135	—
Deutsche Bank AG, 2.75%, 02/17/25	02/11/2015	310	284	0.1
Dominican Republic International Bond, 7.45%, 04/30/44	07/23/2015	217	204	—
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/2015	(163)	(143)	—
Electricite de France, 5.00%, callable at 100 beginning 01/22/26	01/16/2014	1,290	1,110	0.2
Enel SpA, 6.50%, 01/10/74	11/10/2014	680	595	0.1
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	467	404	0.1
Euro-Galaxy IV CLO, 3.42%, 07/31/28	05/26/2015	294	294	0.1
Euro-Galaxy IV CLO, 4.57%, 07/30/28	05/26/2015	383	369	0.1
Euro-Galaxy IV CLO, 6.32%, 07/30/28	05/26/2015	397	402	0.1
FGA Capital Ireland Plc, 2.63%, 04/17/19	04/10/2014	331	275	0.1
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	601	480	0.1
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/2015	1,702	1,502	0.3
Gas Natural Fenosa Finance BV, 4.12%, callable at 100 beginning 11/18/22	11/13/2014	497	411	0.1
Gates Global LLC, 5.75%, 07/15/22	08/22/2014	131	89	—
German Residential Funding Plc, 4.12%, 08/27/18	06/14/2013	749	633	0.1
Glencore Finance Europe SA, 5.25%, 03/22/17	09/28/2015	(201)	(196)	—
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 09/23/15	01/21/2014	130	131	—
HSH Nordbank AG, 0.82%, 02/14/17	05/03/2013	1,633	1,327	0.3
Harvest CLO I SA, 1.21%, 03/26/29	02/26/2015	487	476	0.1
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	973	904	0.2
Harvest CLO XI, 5.21%, 03/28/29	02/26/2015	297	293	0.1
Hema Bondco I BV, 6.25%, 06/15/19	08/07/2014	410	268	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	344	278	0.1
Indonesia Government International Bond, 6.75%, 01/15/44	09/04/2014	355	308	0.1
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	857	753	0.2
Intesa Sanpaolo SpA, 3.93%, 09/15/26	01/09/2015	738	683	0.1
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,170	1,071	0.2
Intralot Capital Luxembourg SA, 6.00%, 05/15/21	04/01/2015	485	488	0.1
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	591	518	0.1
Jubilee CDO BV, 1.38%, 04/15/27	05/09/2014	1,446	1,172	0.2
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	1,804	1,638	0.3
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	746	519	0.1
Lloyds Banking Group Plc, 6.38%, callable at 100 beginning 06/27/20	04/03/2014	1,820	1,572	0.3
Mahle GmbH, 2.50%, 05/14/21	05/12/2014	158	132	—
Merck KGaA, 2.62%, 12/12/74	12/09/2014	462	415	0.1
Nigeria Government International Bond, 6.38%, 07/12/23	01/13/2015	(184)	(179)	—
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	676	486	0.1
North Westerly CLO IV BV, 1.50%, 01/15/26	12/12/2013	3,019	2,461	0.5
Numericable Group SA, 5.38%, 05/15/22	04/24/2014	560	498	0.1
Numericable Group SA, 5.63%, 05/15/24	04/24/2014	1,989	1,820	0.4
Obrascon Huarte Lain SA, 5.50%, 03/15/23	03/20/2015	499	471	0.1
Oncor Electric Delivery Co. LLC	08/11/2015	5	5	—

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Orange SA, 4.00%, callable at 100 beginning 10/01/21	09/25/2014	$222	$191	—%
Orange SA, 4.25%, callable at 100 beginning 02/07/20	11/07/2014	130	113	—
Orange SA, 5.00%, callable at 100 beginning 10/01/26	09/25/2014	1,126	959	0.2
Paragon Mortgages No. 13 Plc, 0.47%, 01/15/39	08/22/2013	530	520	0.1
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	296	264	0.1
Petroleos de Venezuela SA, 5.25%, 04/12/17	09/05/2014	285	148	—
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	143	96	—
Pfleiderer GmbH, 7.88%, 08/01/19	11/03/2014	307	283	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	287	242	0.1
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	552	474	0.1
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	768	0.2
Punch Taverns Finance Plc, 0.58%, 07/15/21	12/19/2014	839	791	0.2
Punch Taverns Finance Plc, 6.08%, 10/15/27	10/09/2014	863	727	0.2
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	546	543	0.1
Rhino Bondco SpA, 7.25%, 11/15/20	12/10/2014	358	331	0.1
Russia Government International Bond, 7.50%, 03/31/30	10/22/2014	349	368	0.1
Russian Foreign Bond, 3.25%, 04/04/17	09/03/2015	400	401	0.1
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	554	476	0.1
SSE Plc, 3.88%, callable at 100 beginning 09/10/20	02/25/2015	578	542	0.1
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21	08/20/2014	593	457	0.1
Santander Issuances SAU, 2.50%, 03/18/25	03/06/2015	219	203	—
Santander UK Group Holdings Plc, 7.38%, callable at 100 beginning 06/24/22	06/04/2015	732	715	0.2
Schaeffler Finance BV, 3.25%, 05/15/25	03/30/2015	258	250	0.1
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	477	452	0.1
Sealed Air Corp., 4.50%, 09/15/23	07/09/2015	258	260	0.1
Silk Bidco AS, 7.50%, 02/01/22	02/03/2015	397	402	0.1
Slovenia Government Bond, 4.63%, 09/09/24	09/04/2014	364	332	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	231	192	—
Sorrento Park CLO Ltd., 6.23%, 11/16/27	11/03/2014	281	259	0.1
St. Pauls CLO Ltd., 1.38%, 04/25/28	03/27/2014	2,064	1,676	0.4
TA Manufacturing Ltd., 3.63%, 04/15/23	03/27/2015	163	157	—
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	1,687	1,368	0.3
THOM Europe SAS, 7.38%, 07/15/19	10/20/2014	151	146	—
Telefonica Europe BV, 4.20%, callable at 100 beginning 12/04/19	11/28/2014	1,680	1,529	0.3
Telefonica Europe BV, 5.00%, callable at 100 beginning 03/31/20	11/07/2014	995	891	0.2
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	248	224	—
Telenet Finance V Luxembourg SCA, 4.88%, 07/15/27	07/27/2015	377	367	0.1
Total SA, 2.25%, callable at 100 beginning 02/26/21	02/20/2015	386	350	0.1
Total SA, 2.62%, callable at 100 beginning 02/26/25	02/20/2015	153	133	—
Trinseo Materials Operating SCA, 6.38%, 05/01/22	08/07/2015	111	107	—
UBS AG, 4.75%, 02/12/26	02/07/2014	1,221	1,098	0.2
UBS AG, 5.13%, 05/15/24	05/09/2014	774	761	0.2
UBS Group AG, 5.75%, callable at 100 beginning 02/09/22	02/17/2015	285	280	0.1
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/2015	225	229	—
UPCB Finance IV Ltd., 4.00%, 01/15/27	04/02/2015	969	875	0.2
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	4,320	3,982	0.8
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	854	793	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	1,840	1,624	0.3
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	128	105	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	1,277	1,179	0.2
VRX Escrow Corp., 4.50%, 05/15/23	03/16/2015	1,637	1,530	0.3
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	86	39	—
Virgin Media Secured Finance Plc, 6.00%, 04/15/21	08/07/2014	162	144	—
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/2015	814	741	0.2
Volkswagen International Finance NV, 3.50%, callable at 100 beginning 03/20/30	03/18/2015	1,175	918	0.2
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	4,484	2,379	0.5
Volvo Treasury AB, 4.20%, 06/10/75	12/04/2014	530	470	0.1
Vonovia Finance BV, 4.00%, callable at 100 beginning 12/17/21	12/11/2014	747	642	0.1
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	866	881	0.2

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	$777	$708	0.1%
Wind Acquisition Finance SA, 4.00%, 07/15/20	06/25/2014	1,716	1,489	0.3
XPO Logistics Inc., 5.75%, 06/15/21	06/08/2015	112	97	—
Xefin Lux SCA, 3.75%, 06/01/19	05/22/2014	527	430	0.1
ZF North America Capital Inc., 2.25%, 04/26/19	04/21/2015	107	107	—
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/2015	426	402	0.1
Ziggo Bond Finance BV, 4.63%, 01/15/25	03/18/2015	530	454	0.1
		$143,038	$124,924	26.7%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional	Value
Index Options
iTraxx Europe Crossover Series 24 Put Option, CIT	11/18/2015	500.00	6,700,000	$(38)
Options on Securities
Chesapeake Energy Corp. Put Option	10/16/2015	6.00	105	$(1)
iShares Russell 2000 ETF Put Option	10/16/2015	102.00	125	(5)
Micron Technology Inc. Put Option	10/16/2015	13.00	125	(3)
PowerShares QQQ Trust Put Option	09/30/2015	96.00	85	—
PowerShares QQQ Trust Put Option	10/16/2015	95.00	125	(7)
SPDR Health Care Fund Put Option	10/16/2015	61.50	85	(5)
SPDR Health Care Fund Put Option	11/20/2015	63.00	85	(13)
SPDR S&P 500 ETF Trust Put Option	10/16/2015	189.00	125	(36)
			860	$(70)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2014	302	$19
Options written during the period	47,110,773	871
Options closed during the period	(10,805,254)	(362)
Options expired during the period	(29,604,961)	(413)
Options outstanding at September 30, 2015	6,700,860	$115

Schedule of Exchanged Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Payable	Contracts Purchased	Unrealized Depreciation
Euro-Bund Put Option	11/20/2015	EUR	153.50	$(3)	38	$(11)
Euro-Bund Put Option	11/20/2015	EUR	154.50	(3)	38	(4)
				$(6)	76	$(15)

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2015	(15)	$(28)
Euro STOXX 50 Future	December 2015	(14)	3
Euro-Bobl Future	December 2015	(101)	(77)
Euro-Bund Future	December 2015	(108)	(271)
Euro-Schatz Future	December 2015	(78)	(7)

See accompanying Notes to Schedules of Investments.

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
NASDAQ 100 E-Mini Future	December 2015	(24)	$16
Russell 2000 Mini Index Future	December 2015	(8)	37
S&P 500 E-Mini Index Future	December 2015	(14)	13
U.K. Long Gilt Future	December 2015	(44)	(85)
U.S. Treasury Long Bond Future	December 2015	(7)	4
U.S. Treasury Note Future, 10-Year	December 2015	(49)	(76)
U.S. Treasury Note Future, 5-Year	December 2015	(26)	(16)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(27)	(3)
			$(490)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/20/2015	UBS	AUD	594	$416	$(27)
EUR/USD	10/05/2015	DUB	EUR	90,000	100,571	(558)
EUR/USD	10/05/2015	CIT	EUR	8,000	8,940	(46)
EUR/USD	10/20/2015	RBC	EUR	2,439	2,726	54
EUR/USD	10/20/2015	GSC	EUR	2,250	2,515	33
EUR/USD	10/20/2015	CBA	EUR	3,600	4,024	94
EUR/USD	10/20/2015	SCB	EUR	2,147	2,400	32
EUR/USD	10/20/2015	MSC	EUR	12,588	14,070	(396)
EUR/USD	10/20/2015	CIT	EUR	1,000	1,118	(1)
EUR/USD	10/20/2015	GSC	EUR	2,053	2,295	(23)
EUR/USD	10/20/2015	BCL	EUR	1,500	1,677	5
GBP/USD	10/05/2015	CIT	GBP	5,000	7,564	(10)
USD/EUR	10/05/2015	DUB	EUR	(90,000)	(100,571)	819
USD/EUR	10/05/2015	CGM	EUR	(8,000)	(8,940)	65
USD/EUR	10/20/2015	UBS	EUR	(59,920)	(66,973)	(821)
USD/EUR	10/20/2015	GSC	EUR	(4,796)	(5,362)	(132)
USD/EUR	10/20/2015	GSC	EUR	(123)	(137)	—
USD/EUR	10/20/2015	BNP	EUR	(320)	(358)	1
USD/EUR	11/04/2015	DUB	EUR	(90,000)	(100,618)	556
USD/EUR	11/04/2015	CIT	EUR	(8,000)	(8,944)	46
USD/GBP	10/05/2015	CGM	GBP	(5,000)	(7,564)	147
USD/GBP	10/20/2015	HSB	GBP	(7,120)	(10,771)	308
USD/GBP	10/20/2015	BCL	GBP	(858)	(1,297)	30
USD/GBP	10/20/2015	GSC	GBP	(254)	(384)	14
USD/GBP	10/20/2015	MSC	GBP	(414)	(626)	26
USD/GBP	11/04/2015	CIT	GBP	(5,000)	(7,563)	10
					$(171,792)	$226

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600	$(4)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600	(3)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290	(1)
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260	(2)
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700	(3)
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240	2
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440	(4)
N/A	3-Month LIBOR	Receiving	1.24%	05/14/2018	330	(3)
N/A	3-Month LIBOR	Receiving	1.22%	08/14/2018	640	(5)
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	290	(8)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340		$(7)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240		2
N/A	3-Month LIBOR	Receiving	1.64%	02/10/2020	812		(12)
N/A	3-Month LIBOR	Paying	1.67%	02/13/2020	600		10
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80		(1)
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250		(4)
N/A	3-Month LIBOR	Receiving	1.69%	05/29/2020	480		(8)
N/A	3-Month LIBOR	Receiving	1.92%	06/12/2020	334		(9)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130		(2)
N/A	3-Month LIBOR	Paying	0.27%	04/02/2022	344		(3)
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024	1,700		(109)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		1
N/A	3-Month LIBOR	Receiving	3.37%	06/20/2044	580		(103)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	21,190	(211)
							$(487)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(43)	$(57)	$14
BCL	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	42	45	(3)
BCL	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	43	45	(2)
CGM	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	268	171	188	(17)
GSC	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	42	35	7
GSC	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	45	29	24	5
GSC	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	43	46	(3)
JPM	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	42	35	7
JPM	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	42	35	7
JPM	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	67	43	35	8
MSC	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	33	21	18	3
MSC	Abengoa SA, 8.50%, 03/31/2016	N/A	5.00%	09/20/2020	33	21	18	3
CIT	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	06/20/2020	350	(45)	(52)	7
CSI	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	12/20/2019	140	(17)	(22)	5
JPM	Anthem Inc., 5.88%, 06/15/2017	N/A	1.00%	09/20/2020	1,670	(39)	(29)	(10)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	12/20/2020	2,500	(23)	(27)	4
GSB	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(18)	(31)	13
CSI	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	12/20/2020	2,100	(8)	(13)	5
BCL	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	09/20/2020	1,200	(9)	(13)	4
JPM	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	09/20/2020	1,200	(8)	(9)	1
CGM	BMW Finance NV, 5.00%, 08/06/2018	N/A	1.00%	12/20/2018	447	(2)	—	(2)
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(34)	(21)	(13)
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	06/20/2020	1,250	(22)	(31)	9
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(45)	(49)	4
GSC	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	12/20/2020	140	1	1	—
CGM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2020	600	(3)	(11)	8
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2020	1,430	(7)	(24)	17
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	09/20/2020	850	(5)	(21)	16
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2020	1,500	(7)	(27)	20
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2020	1,070	(5)	(18)	13
GSC	CenturyLink Inc., 6.00%, 04/01/2017	N/A	1.00%	12/20/2020	400	73	57	16
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	N/A	5.00%	12/20/2017	150	13	17	(4)
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	N/A	5.00%	09/20/2018	200	31	25	6
BCL	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2020	419	(1)	(1)	—
GSC	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2020	781	(2)	(5)	3

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSC	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2020	$1,200	$(2)	$(3)	$1
GSI	Clorox Company, 3.55%, 11/01/2015	N/A	1.00%	09/20/2019	480	(11)	(10)	(1)
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	250	7	5	2
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	100	3	2	1
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	140	—	1	(1)
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	140	—	1	(1)
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(11)	(4)	(7)
CIT	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	719	(62)	(113)	51
CIT	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	275	(4)	—	(4)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	113	38	75
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	109	43	66
GSC	Ford Motor Co., 6.50%, 08/01/2018	N/A	5.00%	12/20/2020	1,400	(246)	(256)	10
BCL	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2020	883	(9)	(19)	10
BOA	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2020	704	(7)	(14)	7
CSI	Freescale Semiconductor, 8.05%, 02/01/2020	N/A	5.00%	12/20/2019	220	(39)	(17)	(22)
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	676	(15)	(20)	5
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	385	(8)	(10)	2
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	391	(8)	(11)	3
MGC	GDF Suez SA ,5.13%, 02/19/2018	N/A	1.00%	06/20/2020	788	(17)	(22)	5
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	520	37	32	5
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	71	11	11	—
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	353	55	54	1
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	89	15	12	3
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	89	6	5	1
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	88	6	5	1
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	85	6	6	—
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	122	21	15	6
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	09/20/2020	820	149	84	65
GSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	90	14	14	—
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	317	49	49	—
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	77	13	10	3
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	09/20/2020	1,200	(2)	2	(4)
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	09/20/2020	1,200	(2)	2	(4)
BCL	HCA Inc., 8.00%, 10/01/2018	N/A	5.00%	12/20/2020	500	(50)	(61)	11
CGM	HCA Inc., 8.00%, 10/01/2018	N/A	5.00%	12/20/2020	225	(23)	(23)	—
GSC	HCA Inc., 8.00%, 10/01/2018	N/A	5.00%	12/20/2020	425	(42)	(54)	12
CSI	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	12/20/2020	625	23	18	5
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(39)	(49)	10
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,263	(15)	(7)	(8)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,693	(33)	(15)	(18)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,503	(28)	(25)	(3)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,374	(26)	(25)	(1)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	3,565	(39)	(47)	8
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,503	(27)	(25)	(2)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,034	(122)	254	(376)
BOA	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	09/20/2020	421	(3)	(3)	—
CGM	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	09/20/2020	570	(5)	(5)	—
CGM	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	09/20/2020	571	(5)	(5)	—
GSC	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	09/20/2020	458	(4)	(5)	1
GSC	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	09/20/2020	380	(3)	(4)	1
CGM	Ladbrokes Group Finance Plc, 7.63, 03/05/2017	N/A	1.00%	12/20/2020	114	10	8	2
GSC	Lennar Corp., 4.75%, 12/15/2017	N/A	5.00%	12/20/2019	200	(26)	(27)	1
CGM	Louis Dreyfus Commodities, 4.00%, 12/04/2020	N/A	5.00%	12/20/2020	77	—	1	(1)
CGM	Louis Dreyfus Commodities, 4.00%, 12/04/2020	N/A	5.00%	12/20/2020	19	—	—	—
GSC	Louis Dreyfus Commodities, 4.00%, 12/04/2020	N/A	5.00%	09/20/2020	56	—	(5)	5
GSC	Louis Dreyfus Commodities, 4.00%, 12/04/2020	N/A	5.00%	12/20/2020	67	—	(4)	4

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
BOA	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	$363	$—	$(3)	$3
CGM	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	279	(1)	(3)	2
MSC	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	363	(1)	(4)	3
MSC	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	179	(1)	(2)	1
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(35)	(38)	3
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(9)	(10)	1
BOA	Morgan Stanley Corp., 3.75%, 02/25/2023	N/A	1.00%	09/20/2020	756	(2)	(6)	4
GSC	Morgan Stanley Corp., 3.75%, 02/25/2023	N/A	1.00%	09/20/2020	1,200	(3)	(4)	1
JPM	Morgan Stanley Corp., 3.75%, 02/25/2023	N/A	1.00%	09/20/2020	444	(2)	(4)	2
BCL	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	50	2	2	—
BOA	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	375	9	11	(2)
CGM	Navient Corp., 5.50%, 01/25/2023	N/A	5.00%	09/20/2020	200	12	3	9
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	18	7	11
CSI	Numericable-SFR SAS., 5.38%, 05/15/2022	N/A	5.00%	06/20/2020	223	(17)	(19)	2
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	10	22	(12)
JPM	Pernod Ricard SA, 4.25%, 07/15/2022	N/A	1.00%	12/20/2020	335	(2)	(3)	1
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	400	(38)	(45)	7
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	500	(48)	(55)	7
GSC	Rallye SA, 7.63%, 11/04/2016	N/A	5.00%	12/20/2020	179	22	26	(4)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(5)	23	(28)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(3)	14	(17)
CGM	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	196	(1)	(1)	—
JPM	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	117	(1)	(1)	—
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,188	(22)	91	(113)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(13)	(10)	(3)
JPM	Textron Inc., 5.60%, 12/01/2017	N/A	1.00%	09/20/2020	700	(7)	(4)	(3)
GSB	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	967	(36)	(39)	3
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(36)	(39)	3
CSI	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	09/20/2020	425	5	7	(2)
CGM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	750	9	29	(20)
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	206	2	(3)	5
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	216	2	(4)	6
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	473	4	(8)	12
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	188	2	(3)	5
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	39	1	2	(1)
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	64	1	2	(1)
JPM	Unitymedia Hessen Gmbh & Co. 6.13%, 01/15/2025	N/A	5.00%	12/20/2020	369	(55)	(35)	(20)
BCL	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	56	—	—	—
BCL	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	145	(1)	(1)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	235	(1)	(2)	1
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	201	(1)	(1)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	179	(1)	—	(1)
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	112	(1)	(1)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	246	(1)	(1)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	67	—	—	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	156	(1)	(1)	—
CGM	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2020	223	18	13	5
MSC	Weatherford Bermuda Holdings Ltd., 4.50%, 04/15/2022	N/A	1.00%	03/20/2016	593	—	6	(6)
BOA	Wells Fargo & Co., 0.49%, 10/28/2015	N/A	1.00%	09/20/2020	779	(15)	(16)	1
GSC	Wells Fargo & Co., 0.49%, 10/28/2015	N/A	1.00%	09/20/2020	421	(9)	(8)	(1)
JPM	Wells Fargo & Co., 0.49%, 10/28/2015	N/A	1.00%	09/20/2020	1,200	(24)	(20)	(4)
					$88,157	$(248)	$(189)	$(59)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3)
BCL	Abengoa SA, 8.50%, 03/31/2016	46.47%	5.00%	03/20/2018	$(56)	$(29)	$(5)	$(24)
BCL	Abengoa SA, 8.50%, 03/31/2016	40.68%	5.00%	03/20/2020	(190)	(118)	(28)	(90)
BCL	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(73)	(45)	(14)	(31)
BNP	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(302)	(189)	(57)	(132)
BNP	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(78)	(49)	(15)	(34)
BNP	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(52)	(33)	(9)	(24)
BNP	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(78)	(49)	(13)	(36)
CGM	Abengoa SA, 8.50%, 03/31/2016	40.94%	5.00%	12/20/2019	(2)	(1)	(0)	(1)
CGM	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(145)	(91)	(27)	(64)
CSI	Abengoa SA, 8.50%, 03/31/2016	46.47%	5.00%	03/20/2018	(84)	(44)	(7)	(37)
CSI	Abengoa SA, 8.50%, 03/31/2016	40.94%	5.00%	12/20/2019	(78)	(47)	(20)	(27)
CSI	Abengoa SA, 8.50%, 03/31/2016	40.94%	5.00%	12/20/2019	(78)	(48)	(16)	(32)
CSI	Abengoa SA, 8.50%, 03/31/2016	40.94%	5.00%	12/20/2019	(112)	(68)	(27)	(41)
CSI	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(78)	(50)	(16)	(34)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.68%	5.00%	03/20/2020	(78)	(48)	(9)	(39)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.68%	5.00%	03/20/2020	(112)	(69)	(14)	(55)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(156)	(98)	(29)	(69)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(78)	(49)	(15)	(34)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(78)	(49)	(15)	(34)
GSC	Abengoa SA, 8.50%, 03/31/2016	40.45%	5.00%	06/20/2020	(190)	(119)	(27)	(92)
CGM	Altice Finco SA, 9.00%, 06/15/2023	3.63%	5.00%	12/20/2019	(89)	5	1	4
CGM	Amkor Technology Inc., 7.38%, 05/01/2018	4.27%	5.00%	06/20/2020	(150)	4	10	(6)
GSC	Amkor Technology Inc., 7.38%, 05/01/2018	4.27%	5.00%	06/20/2020	(185)	6	14	(8)
GSC	Amkor Technology Inc., 7.38%, 05/01/2018	4.27%	5.00%	06/20/2020	(250)	8	16	(8)
GSC	Amkor Technology Inc., 7.38%, 05/01/2018	4.27%	5.00%	06/20/2020	(400)	13	25	(12)
GSC	Amkor Technology Inc., 7.38%, 05/01/2018	4.52%	5.00%	09/20/2020	(165)	4	13	(9)
JPM	Amkor Technology Inc., 7.38%, 05/01/2018	4.27%	5.00%	06/20/2020	(500)	16	32	(16)
BBP	ArcelorMittal, 6.13%, 06/01/2018	4.90%	1.00%	09/20/2019	(123)	(16)	(9)	(7)
BCL	ArcelorMittal, 6.13%, 06/01/2018	4.90%	1.00%	09/20/2019	(126)	(17)	(10)	(7)
CGM	ArcelorMittal, 6.13%, 06/01/2018	5.01%	1.00%	12/20/2019	(190)	(28)	(14)	(14)
CIT	ArcelorMittal, 6.13%, 06/01/2018	4.90%	1.00%	09/20/2019	(251)	(34)	(20)	(14)
CSI	ArcelorMittal, 6.13%, 06/01/2018	4.90%	1.00%	09/20/2019	(257)	(35)	(20)	(15)
CSI	ArcelorMittal, 6.13%, 06/01/2018	5.29%	1.00%	06/20/2020	(548)	(94)	(47)	(47)
GSI	Astaldi SpA, 7.13%, 12/01/2020	4.69%	5.00%	06/20/2019	(61)	—	2	(2)
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.74%	1.00%	12/20/2018	(793)	6	2	4
CIT	Cable & Wireless International Finance BV, 8.63%, 03/25/2019	1.73%	5.00%	09/20/2019	(56)	7	8	(1)
BCL	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	2.72%	1.00%	12/20/2020	(358)	(30)	(24)	(6)
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	12.50%	5.00%	06/20/2020	(200)	(46)	11	(57)
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	12.50%	5.00%	06/20/2020	(300)	(69)	19	(88)
JPM	Chesapeake Energy Corp., 6.63%, 08/15/2020	12.50%	5.00%	06/20/2020	(200)	(46)	11	(57)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	3.63%	5.00%	06/20/2020	(224)	13	35	(22)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	3.17%	5.00%	03/20/2019	(201)	12	39	(27)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	3.17%	5.00%	03/20/2019	(201)	12	38	(26)
BCL	Community Health Systems Inc., 8.00%, 11/15/2019	4.11%	5.00%	12/20/2020	(250)	10	17	(7)
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	3.92%	5.00%	09/20/2020	(300)	14	26	(12)
BCL	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	6.35%	1.00%	06/20/2020	(448)	(92)	(33)	(59)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
CSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	6.35%	1.00%	06/20/2020	$(194)	$(40)	$(15)	$(25)
GSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	6.35%	1.00%	06/20/2020	(218)	(45)	(20)	(25)
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	6.35%	1.00%	06/20/2020	(390)	(80)	(28)	(52)
CGM	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.62%	1.00%	09/20/2020	(67)	(14)	(6)	(8)
CGM	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.62%	1.00%	09/20/2020	(224)	(48)	(20)	(28)
CSI	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.62%	1.00%	09/20/2020	(78)	(17)	(7)	(10)
BNP	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.68%	1.00%	06/20/2021	(142)	(34)	(17)	(17)
CGM	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.61%	1.00%	06/20/2020	(218)	(45)	(6)	(39)
CIT	Glencore Finance Europe SA, 6.50%, 02/27/2019	6.68%	1.00%	06/20/2021	(283)	(68)	(34)	(34)
BCL	Hertz Corp., 7.50%, 10/15/2018	3.61%	5.00%	06/20/2020	(165)	10	9	1
GSC	Hertz Corp., 7.50%, 10/15/2018	3.13%	5.00%	12/20/2019	(100)	8	7	1
GSC	Hertz Corp., 7.50%, 10/15/2018	3.38%	5.00%	03/20/2020	(200)	14	13	1
GSC	Hertz Corp., 7.50%, 10/15/2018	3.61%	5.00%	06/20/2020	(500)	30	32	(2)
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,006)	127	211	(84)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,441)	182	299	(117)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(715)	90	149	(59)
BNP	Novo Banco SA, 2.62%, 05/08/2017	5.79%	5.00%	03/20/2020	(173)	(5)	15	(20)
BNP	Novo Banco SA, 2.62%, 05/08/2017	5.79%	5.00%	03/20/2020	(173)	(5)	15	(20)
BNP	Novo Banco SA, 2.62%, 05/08/2017	5.70%	5.00%	09/20/2020	(190)	(5)	(4)	(1)
BNP	Novo Banco SA, 2.62%, 05/08/2017	5.70%	5.00%	09/20/2020	(302)	(8)	27	(35)
CIT	OTE Plc, 4.63%, 05/20/2016	4.09%	5.00%	09/20/2019	(37)	2	6	(4)
GSI	OTE Plc, 4.63%, 05/20/2016	4.09%	5.00%	09/20/2019	(56)	2	8	(6)
BCL	Peugeot SA, 7.38%, 03/06/2018	3.99%	5.00%	09/20/2020	(268)	12	40	(28)
CGM	Peugeot SA, 7.38%, 03/06/2018	3.99%	5.00%	09/20/2020	(536)	24	81	(57)
BOA	Peugeot SA, 7.38% 03/06/2018	4.07%	5.00%	12/20/2020	(179)	8	14	(6)
BBP	Republic of France, 4.25%, 04/25/2019	0.50%	0.25%	06/20/2023	(780)	(15)	(61)	46
CIT	Republic of France, 4.25%, 04/25/2019	0.50%	0.25%	06/20/2023	(530)	(10)	(44)	34
GSI	Sabre Holdings Corp., 6.35%, 03/15/2016	2.23%	5.00%	09/20/2019	(175)	18	17	1
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.28%	5.00%	03/20/2020	(100)	3	9	(6)
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.55%	5.00%	06/20/2020	(175)	3	12	(9)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.28%	5.00%	03/20/2020	(100)	3	7	(4)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.28%	5.00%	03/20/2020	(175)	5	13	(8)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.28%	5.00%	03/20/2020	(100)	3	8	(5)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.55%	5.00%	06/20/2020	(125)	2	10	(8)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.55%	5.00%	06/20/2020	(200)	4	13	(9)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.78%	5.00%	09/20/2020	(180)	2	11	(9)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.78%	5.00%	09/20/2020	(175)	2	10	(8)
JPM	Teva Pharmaceuticals Corp., 3.65%, 11/10/2021	0.83%	1.00%	06/20/2020	(1,250)	10	9	1
CGM	United Rentals NA Inc., 6.13%, 06/15/2023	3.48%	5.00%	09/20/2020	(175)	12	13	(1)
GSC	United Rentals NA Inc., 6.13%, 06/15/2023	3.48%	5.00%	09/20/2020	(200)	14	15	(1)
GSC	Vodafone Group Plc, 5.00%, 06/04/2018	0.90%	1.00%	06/20/2020	(335)	1	2	(1)
CGM	Vougeot Bidco Plc, 7.88%, 07/15/2020	3.36%	5.00%	06/20/2020	(112)	8	10	(2)
CSI	Vougeot Bidco Plc, 7.88%, 07/15/2020	3.36%	5.00%	06/20/2020	(291)	21	31	(10)
JPM	Weatherford Bermuda Holdings Ltd., 4.50%, 04/15/2022	5.56%	1.00%	09/20/2020	(200)	(38)	(37)	(1)
JPM	Weatherford Bermuda Holdings Ltd., 4.50%, 04/15/2022	5.72%	1.00%	12/20/2020	(800)	(162)	(130)	(32)
					$(22,957)	$(1,689)	$466	$(2,155)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	$5,250	$5	$(10)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	2,901	(15)	9
N/A	iTraxx Europe Crossover Series 21	5.00%	12/20/2019	8,174	(385)	282
N/A	iTraxx Europe Crossover Series 24	5.00%	12/20/2020	7,263	(418)	2
N/A	iTraxx Europe Senior Series 22	1.00%	12/20/2019	3,911	(32)	7
				$27,499	$(845)	$290
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Crossover Series 21	5.00%	06/20/2019	$(1,646)	$134	$(66)
N/A	iTraxx Europe Crossover Series 23	5.00%	06/20/2020	(4,911)	234	(135)
N/A	iTraxx Europe Senior Series 23	1.00%	06/20/2020	(1,421)	10	(18)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,330)	16	(11)
				$(9,308)	$394	$(230)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BNP	Allergan Plc	3-Month LIBOR -0.15%	09/27/2016		$(50)	$3
BNP	Amazon.com Inc.	3-Month LIBOR -0.35%	09/27/2016		(177)	8
BNP	American Airlines Group Inc.	3-Month LIBOR -0.25%	10/28/2015		(46)	4
BNP	Aperam SA	3-Month Euribor -0.50%	09/21/2016	EUR	(53)	8
BNP	Banco Bilbao Vizcaya Argentina, SA	1-Month Euribor -0.35%	01/20/2016	EUR	(164)	26
BNP	Caterpillar Inc.	3-Month LIBOR	09/22/2016		(109)	11
BNP	Delta Air Lines Inc.	3-Month LIBOR	08/25/2016		(85)	2
BNP	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.30%	08/17/2016		(734)	25
BNP	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.50%	08/24/2016		(257)	7
BNP	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.50%	08/25/2016		(300)	8
BNP	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.50%	09/28/2016		(509)	9
BNP	Micron Technology Inc.	3-Month LIBOR -0.25%	10/03/2016		(85)	(5)
BNP	Powersahres Senior Loan ETF	3-Month LIBOR -2.50%	09/27/2016		(289)	1
BNP	Repsol SA	3-Month Euribor -0.30%	01/21/2016	EUR	(18)	7
BNP	Repsol SA	3-Month Euribor -0.36%	07/20/2016	EUR	(20)	9
BNP	SPDR Financial Select Sector Fund	3-Month LIBOR -0.10%	09/22/2016		(91)	—
BNP	SPDR Industrial Select Sector Fund	3-Month LIBOR -0.20%	07/28/2016		(86)	5
BNP	Standard Chartered Plc	3-Month GBP LIBOR -0.25%	03/11/2016	GBP	—	(5)
BNP	Telecom Italia SpA	3-Month Euribor -0.50%	06/15/2016	EUR	(300)	12
BNP	Telecom Italia SpA	3-Month Euribor -0.55%	06/14/2016	EUR	(114)	6
BNP	Telecom Italia SpA	3-Month Euribor -0.65%	05/11/2016	EUR	(735)	(50)
BNP	Telecom Italia SpA	3-Month Euribor -0.70%	07/20/2016	EUR	(1,088)	141
BNP	Telecom Italia SpA	3-Month Euribor -0.80%	06/21/2016	EUR	(128)	6
BNP	Tenet Healthcare Corp.	3-Month LIBOR	08/25/2016		(87)	24
BNP	The Chemours Company	3-Month LIBOR -0.10%	09/26/2016		(46)	13
BNP	UniCredit SpA	3-Month Euribor -0.30%	08/09/2016	EUR	(219)	19
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(574)	330
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(619)	349
BOA	Allergan Plc	3-Month LIBOR -0.30%	08/30/2016		(109)	7
BOA	American Airlines Group Inc.	3-Month LIBOR -0.30%	06/08/2016		(82)	4
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/10/2015		(5)	1
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/13/2015		(14)	2
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	07/11/2016		(30)	11
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	09/28/2016		(74)	2
BOA	Atlice NV Class A	3-Month Euribor -0.40%	09/29/2016	EUR	(66)	11
BOA	Caixabank SA	3-Month Euribor -0.10%	05/31/2016	EUR	(267)	58
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	12/04/2015		(72)	10

See accompanying Notes to Schedules of Investments.

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/30/2016		$(213)	$50
BOA	Cheniere Energy Inc.	3-Month LIBOR -0.30%	07/21/2016		(33)	9
BOA	Chesapeake Energy Co.	3-Month LIBOR	06/03/2016		(11)	—
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.15%	05/18/2016		(17)	1
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.15%	06/03/2016		(12)	1
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/20/2016		(14)	1
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/23/2016		(15)	2
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/30/2016		(17)	—
BOA	Chesapeake Energy Co.	3-Month LIBOR -4.50%	07/27/2016		(23)	4
BOA	Citigroup Inc.	3-Month LIBOR -0.30%	08/16/2016		(173)	24
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	06/27/2016		(103)	—
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	09/29/2016		(59)	(2)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/20/2015		(168)	5
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.60%	03/22/2016		(517)	17
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -1.50%	09/29/2016		(252)	3
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.25%	10/18/2015		(132)	5
BOA	iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR -1.50%	09/29/2016		(630)	6
BOA	iShares US Preferred Stock	1-Month LIBOR -2.50%	09/22/2016		(398)	2
BOA	iShares US Preferred Stock	3-Month LIBOR -2.50%	10/03/2016		(425)	1
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	05/05/2016		(237)	13
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.40%	07/28/2016		(32)	2
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	06/20/2016		(14)	1
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	07/05/2016		(105)	23
BOA	Powershares QQQ	3-Month LIBOR	03/02/2016		(403)	4
BOA	Powershares QQQ	3-Month LIBOR -0.10%	10/16/2015		(181)	13
BOA	Powershares QQQ	3-Month LIBOR -0.10%	10/03/2016		(166)	(2)
BOA	SPDR Health Care Fund	1-Month LIBOR -0.20%	04/05/2016		(141)	8
BOA	SPDR Health Care Fund	3-Month LIBOR -0.20%	04/30/2016		(157)	17
BOA	SPDR Health Care Select Sector Fund	3-Month LIBOR -0.20%	08/11/2016		(151)	18
BOA	SPDR Health Care Select Sector Fund	3-Month LIBOR -0.20%	10/03/2016		(129)	(4)
BOA	SPDR Industrial Select Sector Fund	1-Month LIBOR -0.15%	08/08/2016		(77)	1
BOA	SPDR S&P 500 ETF Trust	3-Month LIBOR -0.40%	10/03/2016		(165)	(3)
BOA	SPDR S&P Oil & Gas Exploration & Production	1-Month LIBOR -2.60%	07/27/2016		(104)	6
BOA	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -3.00%	12/04/2015		(63)	7
BOA	Sprint Corp.	3-Month LIBOR -0.30%	09/21/2016		(84)	15
BOA	Sprint Corp.	3-Month LIBOR -0.30%	09/26/2016		(56)	8
BOA	Sprint Corp.	3-Month LIBOR -0.30%	10/03/2016		(50)	4
BOA	Telecom Italia SpA	3-Month Euribor -0.50%	05/03/2016	EUR	(745)	(36)
BOA	Volkswagen AG	3-Month Euribor -0.20%	05/26/2016	EUR	(1,281)	822
DUB	Bank of America Corp.	3-Month LIBOR -0.35%	07/05/2016		(126)	9
DUB	Bank of America Corp.	3-Month LIBOR -0.35%	07/11/2016		(45)	3
GSI	Abengoa SA- Class B	1-Month Euribor -0.37%	07/26/2016	EUR	(3)	2
GSI	Abengoa SA- Class B	1-Month Euribor -1.00%	07/26/2016	EUR	(18)	13
GSI	Abengoa SA- Class B	1-Month Euribor -1.00%	07/26/2016	EUR	(8)	6
GSI	Banco Bilbao Vizcaya Argentina, S.A	3-Month Euribor -0.40%	04/27/2016	EUR	(57)	12
GSI	Caixabank SA	3-Month Euribor -0.50%	04/26/2016	EUR	(173)	35
GSI	Repsol SA	3-Month Euribor -0.20%	11/17/2015	EUR	(1)	(15)
GSI	Repsol SA	3-Month Euribor -0.20%	11/17/2015	EUR	(779)	349
GSI	Standard Chartered Plc	1-Month GBP LIBOR -0.40%	01/20/2016	GBP	(1)	(5)
GSI	Standard Chartered Plc	1-Month GBP LIBOR -0.40%	01/20/2016	GBP	(17)	5
GSI	Standard Chartered Plc	3-Month GBP LIBOR -0.45%	04/26/2016	GBP	(86)	48
JPM	Aperam SA	3-Month Euribor -0.35%	10/05/2015	EUR	(12)	1
JPM	Aperam SA	3-Month Euribor -0.50%	01/20/2016	EUR	(51)	1
JPM	Telecom Italia SpA	3-Month Euribor -0.25%	11/13/2015	EUR	(950)	(307)
JPM	Telecom Italia SpA	3-Month Euribor -0.30%	11/12/2015	EUR	(163)	(39)
JPM	Volkswagen AG	3-Month Euribor -0.10%	03/19/2016	EUR	(2,080)	1,399
						$3,642

See accompanying Notes to Schedules of Investments.

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 14.8%
1-800-Flowers.com Inc. - Class A (a) (b)	6	$53
Aeropostale Inc. (a) (b)	10	6
AH Belo Corp. - Class A	4	21
America’s Car-Mart Inc. (a)	1	45
American Axle & Manufacturing Holdings Inc. (a)	1	23
American Public Education Inc. (a)	2	42
Arctic Cat Inc. (b)	2	36
Ark Restaurants Corp.	1	13
Ascent Capital Group Inc. - Class A (a)	2	48
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Education Inc. (a)	5	63
Barnes & Noble Inc.	8	94
Bassett Furniture Industries Inc.	1	21
Bebe Stores Inc. (b)	9	8
Belmond Ltd. - Class A (a)	12	122
Big 5 Sporting Goods Corp.	3	28
Biglari Holdings Inc. (a)	—	—
BJ’s Restaurants Inc. (a)	4	153
Blue Nile Inc. (a)	1	45
Blyth Inc. (a) (b)	6	34
Bob Evans Farms Inc.	3	136
Bon-Ton Stores Inc. (b)	2	7
Books-A-Million Inc. (a)	1	2
Bravo Brio Restaurant Group Inc. (a)	3	39
Bridgepoint Education Inc. (a) (b)	6	49
Build-A-Bear Workshop Inc. (a)	3	63
Caleres Inc.	7	219
Callaway Golf Co.	9	76
Capella Education Co.	2	75
Career Education Corp. (a)	10	38
Carmike Cinemas Inc. (a)	3	62
Carriage Services Inc.	2	51
Carrol’s Restaurant Group Inc. (a)	4	43
Cato Corp. - Class A	4	127
Cavco Industries Inc. (a)	1	75
Central European Media Entertainment Ltd. - Class A (a) (b)	10	21
Cherokee Inc. (a)	1	23
Childrens Place Retail Stores Inc.	3	158
Christopher & Banks Corp. (a)	5	6
Churchill Downs Inc.	—	56
Chuy’s Holdings Inc. (a)	2	48
Citi Trends Inc.	3	74
ClubCorp Holdings Inc.	7	140
Collectors Universe Inc.	2	27
Cooper-Standard Holding Inc. (a)	1	84
Core-Mark Holding Co. Inc.	3	211
Crocs Inc. (a) (b)	9	120
Culp Inc.	2	54
Cumulus Media Inc. - Class A (a) (b)	15	10
Del Frisco’s Restaurant Group Inc. (a)	3	46
Delta Apparel Inc. (a)	1	26
Denny’s Corp. (a)	10	114
Destination Maternity Corp.	1	12
Destination XL Group Inc. (a)	12	68
Dixie Group Inc. - Class A (a) (b)	1	7
Drew Industries Inc.	3	164
Entercom Communications Corp. - Class A (a)	3	35
Entravision Communications Corp. - Class A	8	52
Escalade Inc.	2	34
Ethan Allen Interiors Inc. (b)	4	105
EVINE Live Inc. - Class A (a)	6	16
EW Scripps Co. - Class A	13	227
Express Inc. (a)	8	149
Famous Dave’s Of America Inc. (a) (b)	1	9
Fiesta Restaurant Group Inc. (a)	2	85
Finish Line Inc. - Class A	6	118
Flexsteel Industries Inc.	1	24
Fox Factory Holding Corp. (a)	2	33
Francesca’s Holdings Corp. (a)	5	63
Fred’s Inc. - Class A (b)	5	54
FTD Cos. Inc. (a)	4	108
Fuel Systems Solutions Inc. (a)	3	14
Genesco Inc. (a)	1	35
Gentherm Inc. (a)	4	200
Gordman’s Stores Inc. (a) (b)	3	10
Gray Television Inc. (a)	7	91
Green Brick Partners Inc. (a)	4	40
Harte-Hanks Inc.	11	37
Haverty Furniture Cos. Inc.	3	66
Helen of Troy Ltd. (a)	—	17
hhgregg Inc. (a) (b)	4	21
Hibbett Sports Inc. (a) (b)	3	110
Hooker Furniture Corp.	2	55
Horizon Global Corp. (a)	2	18
Installed Building Products Inc. (a)	3	76
International Speedway Corp. - Class A	1	23
Interval Leisure Group Inc.	7	123
Intrawest Resorts Holdings Inc. (a)	3	25
iRobot Corp. (a) (b)	3	89
Isle of Capri Casinos Inc. (a)	1	26
Jamba Inc. (a) (b)	2	25
Johnson Outdoors Inc. - Class A	1	17
Journal Media Group Inc.	4	31
K12 Inc. (a)	4	49
KB Home (b)	7	93
Kirkland’s Inc.	3	56
Kona Grill Inc. (a) (b)	1	23
Krispy Kreme Doughnuts Inc. (a)	8	123
La-Z-Boy Inc.	7	179
Leapfrog Enterprises Inc. - Class A (a) (b)	8	6
Libbey Inc.	3	100
Liberty Tax Inc. - Class A	1	14
Lifetime Brands Inc.	2	28
Luby’s Inc. (a)	3	14
M/I Homes Inc. (a)	3	59
Marine Products Corp.	3	21
MarineMax Inc. (a)	4	56
Martha Stewart Living Omnimedia Inc. - Class A (a)	1	7
McClatchy Co. - Class A (a)	8	8
MDC Holdings Inc. (b)	5	142
Meritage Homes Corp. (a)	4	159
Modine Manufacturing Co. (a)	7	57
Monarch Casino & Resort Inc. (a)	2	33
Motorcar Parts of America Inc. (a)	2	75
Movado Group Inc.	2	64
Nathan’s Famous Inc. (b)	1	36
National American University Holdings Inc.	2	5
National CineMedia Inc.	8	105
Nautilus Inc. (a)	5	76
New York & Co. Inc. (a)	10	25
Nexstar Broadcasting Group Inc. - Class A	2	73
NutriSystem Inc.	4	98
Overstock.com Inc. (a)	2	42
Oxford Industries Inc.	2	169
Penn National Gaming Inc. (a)	2	40
Pep Boys-Manny Moe & Jack (a)	7	82
Perry Ellis International Inc. (a)	2	52
PetMed Express Inc. (b)	2	40

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pier 1 Imports Inc. (b)	9	59
Popeyes Louisiana Kitchen Inc. (a)	3	172
Potbelly Corp. (a) (b)	1	16
RCI Hospitality Holdings Inc. (a)	1	11
Reading International Inc. - Class A (a)	1	13
Red Lion Hotels Corp. (a)	4	33
Red Robin Gourmet Burgers Inc. (a)	2	145
Regis Corp. (a)	7	94
Remy International Inc.	2	60
Rent-A-Center Inc.	3	79
RetailMeNot Inc. (a)	5	44
Rocky Brands Inc.	1	14
Ruby Tuesday Inc. (a)	6	40
Ruth’s Hospitality Group Inc.	5	74
Salem Media Group Inc. - Class A	2	10
Scholastic Corp.	4	143
Scientific Games Corp. - Class A (a) (b)	4	46
Select Comfort Corp. (a)	6	123
Shiloh Industries Inc. (a) (b)	2	20
Shoe Carnival Inc.	3	71
Shutterfly Inc. (a) (b)	3	91
Sizmek Inc. (a)	4	22
Skullcandy Inc. (a)	3	18
Skyline Corp. (a)	3	10
Smith & Wesson Holding Corp. (a)	2	34
Sonic Automotive Inc. - Class A	5	105
Sonic Corp.	5	120
Spartan Motors Inc.	5	21
Speedway Motorsports Inc.	5	96
Sportsman’s Warehouse Holdings Inc. (a)	1	7
Stage Stores Inc. (b)	4	40
Standard Motor Products Inc.	3	120
Stanley Furniture Co. Inc. (a)	1	2
Stein Mart Inc.	6	60
Steiner Leisure Ltd. (a)	2	119
Stoneridge Inc. (a)	4	46
Strattec Security Corp.	1	35
Strayer Education Inc. (a)	2	83
Sturm Ruger & Co. Inc. (b)	2	117
Superior Industries International Inc.	4	72
Systemax Inc. (a)	1	6
Tandy Leather Factory Inc. (a) (b)	1	9
Tile Shop Holdings Inc. (a) (b)	4	48
Tilly’s Inc. - Class A (a)	1	6
Tower International Inc. (a)	3	61
Town Sports International Holdings Inc.	4	10
Tuesday Morning Corp. (a)	5	25
Tumi Holdings Inc. (a)	4	74
U.S. Auto Parts Network Inc. (a)	3	5
Unifi Inc. (a)	3	90
Universal Electronics Inc. (a)	2	97
Universal Technical Institute Inc.	4	14
Vera Bradley Inc. (a) (b)	5	63
Vitamin Shoppe Inc. (a)	4	125
VOXX International Corp. - Class A (a)	2	17
WCI Communities Inc (a)	2	45
West Marine Inc. (a)	3	23
Weyco Group Inc. (b)	1	39
William Lyon Homes - Class A (a)	3	58
Winmark Corp.	1	77
Winnebago Industries Inc. (b)	3	63
Zagg Inc. (a)	3	18
Zumiez Inc. (a)	4	62
		11,385
CONSUMER STAPLES - 3.3%
Alico Inc.	1	46
Alliance One International Inc. (a)	1	19
Andersons Inc.	1	46
B&G Foods Inc.	2	57
Boulder Brands Inc. (a) (b)	6	51
Calavo Growers Inc.	2	91
Central Garden & Pet Co. - Class A (a)	7	113
Chefs’ Warehouse Inc. (a) (b)	3	45
Coca-Cola Bottling Co.	1	219
Craft Brewers Alliance Inc. (a)	2	17
Dean Foods Co.	11	174
Diamond Foods Inc. (a)	3	98
Fairway Group Holdings Corp. - Class A (a) (b)	2	2
Farmer Bros. Co. (a)	3	72
Griffin Industrial Realty Inc. - Class A	1	22
Ingles Markets Inc. - Class A	2	98
Inter Parfums Inc.	4	97
Inventure Foods Inc. (a)	3	26
John B. Sanfilippo & Son Inc.	1	62
Liberator Medical Holdings Inc.	7	17
Lifeway Foods Inc. (a)	—	5
Limoneira Co. (b)	—	3
Medifast Inc. (a)	2	47
MGP Ingredients Inc. (b)	1	14
National Beverage Corp. (a)	5	163
Natural Grocers by Vitamin Cottage Inc. (a)	2	52
Nutraceutical International Corp. (a)	1	16
Oil-Dri Corp. of America	1	15
Omega Protein Corp. (a) (b)	4	59
Orchids Paper Products Co.	1	23
Revlon Inc. - Class A (a)	2	46
Rocky Mountain Chocolate Factory Inc.	2	17
Seneca Foods Corp. - Class A (a)	1	28
SpartanNash Co.	4	109
United-Guardian Inc.	—	3
Universal Corp. (b)	2	118
USANA Health Sciences Inc. (a) (b)	1	179
Village Super Market Inc. - Class A	2	44
WD-40 Co.	2	168
Weis Markets Inc.	1	62
		2,543
ENERGY - 2.5%
Abraxas Petroleum Corp. (a)	4	5
Adams Resources & Energy Inc.	1	33
Alon USA Energy Inc.	9	162
Approach Resources Inc. (a) (b)	4	8
Basic Energy Services Inc. (a) (b)	6	21
Bill Barrett Corp. (a) (b)	5	17
Bonanza Creek Energy Inc. (a) (b)	1	4
C&J Energy Services Ltd. (a) (b)	1	3
Callon Petroleum Co. (a) (b)	7	50
Clayton Williams Energy Inc. (a) (b)	1	58
Cloud Peak Energy Inc. (a) (b)	7	17
Comstock Resources Inc. (b)	7	12
Contango Oil & Gas Co. (a)	2	16
Dawson Geophysical Co. (a)	3	11
DHT Holdings Inc.	9	69
Dorian LPG Ltd. (a) (b)	1	9
Emerald Oil Inc. (a) (b)	—	1
Era Group Inc. (a)	2	31
Evolution Petroleum Corp.	3	16
GasLog Ltd. (b)	2	18
Gastar Exploration Inc. (a) (b)	11	12
Geospace Technologies Corp. (a) (b)	1	19
Green Plains Renewable Energy Inc.	5	90
Gulf Island Fabrication Inc.	2	20
Gulfmark Offshore Inc. - Class A (b)	3	17
Hornbeck Offshore Services Inc. (a) (b)	4	60
ION Geophysical Corp. (a)	17	7

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Jones Energy Inc. - Class A (a) (b)	3	14
Key Energy Services Inc. (a) (b)	3	1
Matrix Service Co. (a)	3	61
Mitcham Industries Inc. (a) (b)	2	6
Natural Gas Services Group Inc. (a)	1	25
Newpark Resources Inc. (a)	11	56
Nordic American Tankers Ltd. (b)	9	140
Northern Oil and Gas Inc. (a) (b)	9	39
Nuverra Environmental Solutions Inc. (a) (b)	3	4
Panhandle Oil and Gas Inc. - Class A (b)	2	36
Par Petroleum Corp. (a)	3	59
Parker Drilling Co. (a)	13	33
Penn Virginia Corp. (a) (b)	7	4
PetroQuest Energy Inc. (a) (b)	3	4
PHI Inc. (a)	1	27
Pioneer Energy Services Corp. (a)	10	21
Renewable Energy Group Inc. (a) (b)	6	49
Rex Energy Corp. (a) (b)	6	12
RigNet Inc. (a) (b)	2	60
SEACOR Holdings Inc. (a) (b)	2	118
Seventy Seven Energy Inc. (a) (b)	4	5
Stone Energy Corp. (a) (b)	3	14
Synergy Resources Corp. (a) (b)	13	124
Teekay Tankers Ltd. - Class A	10	67
Tesco Corp.	5	36
Tetra Technologies Inc. (a)	11	63
Triangle Petroleum Corp. (a) (b)	10	14
Unit Corp. (a)	2	17
VAALCO Energy Inc. (a)	9	15
W&T Offshore Inc. (b)	9	28
		1,938
FINANCIALS - 22.6%
1st Source Corp.	4	127
Access National Corp. (b)	3	52
Altisource Portfolio Solutions SA (a)	—	9
Ambac Financial Group Inc. (a)	5	79
American National Bankshares Inc.	1	30
American River Bankshares (a)	1	11
Ameris Bancorp	4	107
Amerisafe Inc.	3	125
Arrow Financial Corp.	2	51
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	13	210
AV Homes Inc. (a) (b)	2	31
Baldwin & Lyons Inc. - Class B	2	42
Banc of California Inc.	4	45
BancFirst Corp.	3	195
Bancorp Inc. (a) (b)	4	30
Bank Mutual Corp.	5	37
Bank of Commerce Holdings	1	6
Bank of Marin Bancorp	—	19
BankFinancial Corp.	3	41
Banner Corp.	2	115
Bar Harbor Bankshares (b)	1	40
BBCN Bancorp Inc.	9	142
BCB Bancorp Inc. (b)	2	18
Beneficial Bancorp Inc. (a)	8	101
Berkshire Hills Bancorp Inc.	3	88
BNC Bancorp	2	48
BofI Holding Inc. (a) (b)	2	262
Boston Private Financial Holdings Inc.	11	132
Bridge Bancorp Inc. (b)	1	32
Brookline Bancorp Inc.	9	91
Bryn Mawr Bank Corp.	2	51
C&F Financial Corp.	1	34
Calamos Asset Management Inc. - Class A	2	22
Camden National Corp.	2	67
Capital Bank Financial Corp. - Class A (a)	3	85
Capital City Bank Group Inc.	2	30
Cardinal Financial Corp.	4	101
Cascade Bancorp (a)	4	22
Cash America International Inc.	4	109
Centerstate Banks Inc.	5	71
Central Pacific Financial Corp.	4	93
Century Bancorp Inc. - Class A	1	28
Charter Financial Corp.	1	7
Chemical Financial Corp.	4	130
Citizens Inc. - Class A (a) (b)	8	60
City Holdings Co.	2	92
Clifton Bancorp Inc.	4	49
CNB Financial Corp.	1	27
CoBiz Financial Inc. (b)	7	85
Codorus Valley Bancorp Inc.	1	12
Columbia Banking System Inc.	6	184
Community Bank System Inc.	5	195
Community Bankers Trust Corp. (a)	1	7
Community Trust Bancorp Inc.	3	100
ConnectOne Bancorp Inc.	3	59
Consolidated-Tomoka Land Co.	1	44
Consumer Portfolio Services Inc. (a)	4	19
Cowen Group Inc. - Class A (a) (b)	13	58
Crawford & Co. - Class A	1	7
Crawford & Co. - Class B	4	21
CU Bancorp (a)	1	11
Customers Bancorp Inc. (a)	3	83
Diamond Hill Investment Group Inc.	1	113
Dime Community Bancshares Inc.	5	77
Donegal Group Inc. - Class A	2	33
Eagle Bancorp Inc. (a)	4	160
eHealth Inc. (a)	2	29
EMC Insurance Group Inc.	2	56
Emergent Capital Inc. (a)	1	5
Employer Holdings Inc.	4	96
Encore Capital Group Inc. (a) (b)	3	115
Enova International Inc. (a)	4	36
Enterprise Bancorp Inc.	1	30
Enterprise Financial Services Corp.	2	58
ESSA Bancorp Inc.	1	16
Everi Holdings Inc. (a)	9	46
Ezcorp Inc. - Class A (a)	5	34
Farmers Capital Bank Corp. (a)	1	18
Federal Agricultural Mortgage Corp. - Class C	1	25
Federated National Holding Co.	2	49
Fidelity Southern Corp.	3	57
Financial Institutions Inc.	2	56
First Bancorp Inc.	1	27
First Bancorp Inc. (a)	23	83
First Bancorp Inc.	1	25
First Busey Corp.	5	94
First Business Financial Services Inc.	1	28
First Cash Financial Services Inc. (a)	3	120
First Commonwealth Financial Corp.	11	100
First Community Bancshares Inc.	2	41
First Connecticut Bancorp Inc. (b)	2	34
First Defiance Financial Corp.	1	36
First Financial Bancorp	8	144
First Financial Corp.	2	56
First Financial Northwest Inc.	2	27
First Interstate BancSystem Inc. - Class A	3	72
First Merchants Corp.	4	116
First Midwest Bancorp Inc.	9	158
First NBC Bank Holding Co. (a)	2	63
First South Bancorp Inc. (b)	—	3
Flagstar Bancorp Inc. (a)	7	147
Flushing Financial Corp.	5	103

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Forestar Group Inc. (a)	5	60
Fox Chase Bancorp Inc.	1	25
FRP Holdings Inc. (a)	1	28
Gain Capital Holdings Inc. (b)	5	37
German American Bancorp Inc.	2	47
Global Indemnity Plc (a)	1	37
Great Southern Bancorp Inc.	2	77
Green Dot Corp. - Class A (a)	5	90
Greenhill & Co. Inc.	3	99
Greenlight Capital Re Ltd. - Class A (a)	4	94
Guaranty Bancorp	1	11
Hallmark Financial Services Inc. (a)	2	23
Hanmi Financial Corp.	4	99
HCI Group Inc. (b)	2	62
Heartland Financial USA Inc.	2	83
Heritage Commerce Corp.	4	46
Heritage Financial Corp.	3	60
HF Financial Corp.	1	16
HFF Inc. - Class A	5	179
Hingham Institution for Savings	—	38
Home Bancorp Inc.	—	10
HomeStreet Inc. (a)	3	62
Horace Mann Educators Corp.	5	175
Horizon Bancorp	1	23
Independence Holding Co. (b)	1	18
Independent Bank Corp.	3	138
Independent Bank Group Inc.	1	45
Interactive Brokers Group Inc.	1	58
INTL FCStone Inc. (a)	3	82
Investment Technology Group Inc.	4	59
Investors Title Co.	—	28
KCG Holdings Inc. - Class A (a)	12	135
Kearny Financial Corp.	5	56
Ladenburg Thalmann Financial Services Inc. (a) (b)	24	51
Lakeland Bancorp Inc.	3	34
Lakeland Financial Corp.	3	114
LegacyTexas Financial Group Inc.	6	177
LendingTree Inc. (a)	1	93
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	131
MainSource Financial Group Inc.	3	59
Malvern Bancorp Inc. (a)	1	10
Manning & Napier Inc. - Class A	3	19
Marcus & Millichap Inc. (a)	3	140
Marlin Business Services Inc.	1	23
MBT Financial Corp. (a)	3	19
Mercantile Bank Corp.	2	47
Merchants Bancshares Inc.	2	47
Meridian Bancorp Inc.	5	68
Meta Financial Group Inc.	1	31
Metro Bancorp Inc.	2	72
Midsouth Bancorp Inc.	2	27
MidWestOne Financial Group Inc.	1	17
National Bank Holdings Corp. - Class A	4	83
National Bankshares Inc. (b)	1	16
National Interstate Corp.	3	79
National Penn Bancshares Inc.	16	194
National Western Life Insurance Co. - Class A	—	101
Navigators Group Inc. (a)	2	153
NBT Bancorp Inc. (b)	6	160
NewBridge Bancorp - Class A	1	11
NewStar Financial Inc. (a) (b)	6	49
Nicholas Financial Inc. (a)	2	24
NMI Holdings Inc. - Class A (a)	4	33
Northeast Bancorp	—	2
Northfield Bancorp Inc.	6	93
Northrim BanCorp Inc.	1	32
Northwest Bancshares Inc.	12	152
OceanFirst Financial Corp.	2	41
OFG Bancorp (b)	6	50
Old National Bancorp	—	3
OneBeacon Insurance Group Ltd. - Class A	2	33
Oppenheimer Holdings Inc. - Class A	2	36
Opus Bank	2	82
Oritani Financial Corp.	6	92
Pacific Continental Corp.	3	35
Pacific Mercantile Bancorp (a)	1	7
Pacific Premier Bancorp Inc. (a)	2	47
Park National Corp. (b)	2	208
Park Sterling Corp.	6	38
Peapack Gladstone Financial Corp.	2	39
Penns Woods Bancorp Inc. (b)	1	24
PennyMac Financial Services Inc. - Class A (a)	2	32
Peoples Bancorp Inc.	2	39
PHH Corp. (a)	6	84
Phoenix Cos. Inc. (a)	1	19
Pico Holdings Inc. (a)	3	26
Pinnacle Financial Partners Inc.	5	247
Preferred Bank	2	62
Premier Financial Bancorp Inc.	—	7
Provident Financial Holdings Inc.	2	35
Provident Financial Services Inc.	8	156
Prudential Bancorp Inc. (b)	1	10
Pulaski Financial Corp.	1	15
QCR Holdings Inc. (b)	—	6
RCS Capital Corp. - Class A (a) (b)	4	3
Regional Management Corp. (a)	2	26
Renasant Corp.	4	133
Republic Bancorp Inc. - Class A	3	71
Resource America Inc. - Class A	1	8
S&T Bancorp Inc.	4	135
Safeguard Scientifics Inc. (a)	3	44
Safety Insurance Group Inc.	2	114
Sandy Spring Bancorp Inc. (b)	3	88
Seacoast Banking Corp. of Florida (a)	4	54
Security National Financial Corp. - Class A (a)	1	7
Selective Insurance Group	6	175
ServisFirst Bancshares Inc. (b)	1	54
Shore Bancshares Inc.	1	11
Sierra Bancorp	2	33
Silvercrest Asset Management Group Inc. - Class A	1	9
Simmons First National Corp. - Class A	3	155
South State Corp.	2	125
Southside Bancshares Inc.	3	85
Southwest Bancorp Inc.	3	45
State Auto Financial Corp.	5	121
State Bank Financial Corp.	4	83
Sterling Bancorp	13	199
Stewart Information Services Corp.	3	131
Stock Yards Bancorp Inc. (b)	2	71
Suffolk Bancorp	2	58
Sun Bancorp Inc. (a)	3	49
Talmer Bancorp Inc.	6	104
Tejon Ranch Co. (a)	3	64
Territorial Bancorp Inc.	1	34
Tompkins Financial Corp.	2	116
TowneBank (b)	5	95
Trico Bancshares	3	67
Tristate Capital Holdings Inc. (a) (b)	2	22
TrustCo Bank Corp.	12	69
Trustmark Corp. (b)	5	117
Union Bankshares Corp.	6	146
United Community Banks Inc.	7	145
United Community Financial Corp.	3	16

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
United Financial Bancorp Inc.	8	105
United Fire Group Inc.	3	120
United Insurance Holdings Corp. (b)	2	31
Universal Insurance Holdings Inc.	5	138
Univest Corp. of Pennsylvania	2	39
Virtus Investment Partners Inc.	—	46
Walker & Dunlop Inc. (a)	3	90
Washington Trust Bancorp Inc.	2	91
Waterstone Financial Inc.	5	68
WesBanco Inc.	5	159
West Bancorp Inc.	2	32
Westamerica Bancorporation (b)	4	159
Western Alliance Bancorp (a)	2	62
Westfield Financial Inc.	6	44
Westwood Holdings Group Inc.	1	57
Wilshire Bancorp Inc.	10	106
WisdomTree Investments Inc. (b)	1	20
World Acceptance Corp. (a) (b)	1	26
WSFS Financial Corp.	4	112
Yadkin Financial Corp.	3	57
		17,462
HEALTH CARE - 11.5%
Abaxis Inc.	3	127
Aceto Corp.	4	112
Acorda Therapeutics Inc. (a)	5	134
Addus HomeCare Corp. (a)	2	64
Affymetrix Inc. (a)	14	117
Air Methods Corp. (a)	2	71
Albany Molecular Research Inc. (a) (b)	5	91
Alliance HealthCare Services Inc. (a)	—	4
Almost Family Inc. (a)	1	47
AMAG Pharmaceuticals Inc. (a) (b)	2	60
Amedisys Inc. (a)	8	289
AMN Healthcare Services Inc. (a)	6	192
Analogic Corp.	2	143
AngioDynamics Inc. (a)	5	65
ANI Pharmaceuticals Inc. (a) (b)	1	32
Anika Therapeutics Inc. (a)	2	57
Assembly Biosciences Inc. (a) (b)	1	5
Atrion Corp.	—	150
BioScrip Inc. (a) (b)	1	3
Biospecifics Technologies Corp. (a)	1	25
BioTelemetry Inc. (a)	3	33
Bovie Medical Corp. (a) (b)	1	1
Cambrex Corp. (a)	4	159
Cantel Medical Corp.	2	138
Capital Senior Living Corp. (a)	4	85
Catalyst Biosciences Inc. (c) (d)	1	4
Codexis Inc. (a)	1	5
Computer Programs & Systems Inc. (b)	2	66
Conmed Corp.	4	180
Corvel Corp. (a)	3	104
Cross Country Healthcare Inc. (a)	4	51
CryoLife Inc.	5	48
Cumberland Pharmaceuticals Inc. (a)	3	16
Cutera Inc. (a)	3	35
Cyberonics Inc. (a)	2	151
Cynosure Inc. - Class A (a)	3	79
Cytokinetics Inc. (a)	1	10
DepoMed Inc. (a) (b)	7	136
Emergent BioSolutions Inc. (a)	5	134
Ensign Group Inc.	3	142
Enzo Biochem Inc. (a) (b)	1	4
Exactech Inc. (a)	2	29
ExamWorks Group Inc. (a)	4	123
Five Star Quality Care Inc. (a)	9	28
Genesis Healthcare Inc. - Class A (a)	5	28
Greatbatch Inc. (a)	3	178
Hanger Orthopedic Group Inc. (a)	4	56
Harvard Apparatus Regenerative Technology Inc. (a)	1	1
Harvard Bioscience Inc. (a)	6	22
HealthStream Inc. (a)	3	65
Healthways Inc. (a)	5	57
ICU Medical Inc. (a)	2	221
Inogen Inc. (a)	1	56
Insys Therapeutics Inc. (a) (b)	2	48
Invacare Corp.	4	56
IPC Healthcare Inc. (a)	2	165
Iridex Corp. (a) (b)	2	13
Kindred Healthcare Inc.	8	126
Landauer Inc. (b)	—	14
Lannett Co. Inc. (a) (b)	—	12
LeMaitre Vascular Inc. (b)	3	32
LHC Group Inc. (a)	3	121
Ligand Pharmaceuticals Inc. (a) (b)	3	219
Lipocine Inc. (a)	1	15
Luminex Corp. (a)	4	74
Magellan Health Services Inc. (a)	1	76
Masimo Corp. (a)	5	202
MedAssets Inc. (a)	6	124
Merge Healthcare Inc. (a)	12	83
Meridian Bioscience Inc.	5	91
Merit Medical Systems Inc. (a)	7	156
Misonix Inc. (a)	1	10
Momenta Pharmaceuticals Inc. (a)	5	79
National Healthcare Corp.	1	89
National Research Corp. - Class A (b)	5	58
National Research Corp. - Class B (b)	1	27
Natural Health Trends Corp. (b)	1	29
Natus Medical Inc. (a)	5	190
Nektar Therapeutics (a) (b)	2	20
Omnicell Inc. (a)	5	152
Oncothyreon Inc. (a)	2	4
Opko Health Inc. (a) (b)	9	79
OraSure Technologies Inc. (a)	11	49
Orthofix International NV (a)	3	89
Pain Therapeutics Inc. (a)	5	10
PDI Inc. (a) (b)	2	4
PDL BioPharma Inc. (b)	21	106
Pernix Therapeutics Holdings (a) (b)	4	12
PharMerica Corp. (a)	4	123
Phibro Animal Health Corp. - Class A	2	52
Pozen Inc. (a) (b)	4	23
Prestige Brands Holdings Inc. (a)	1	38
Progenics Pharmaceuticals Inc. (a) (b)	9	54
Providence Services Corp. (a)	2	92
Quality Systems Inc.	8	95
Quidel Corp. (a)	3	59
RadNet Inc. (a)	6	31
Repligen Corp. (a)	6	163
Rigel Pharmaceuticals Inc. (a)	11	27
RTI Surgical Inc. (a)	13	71
Sagent Pharmaceuticals Inc. (a)	4	65
Sciclone Pharmaceuticals Inc. (a)	8	56
Sequenom Inc. (a) (b)	5	8
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a) (b)	7	40
Sucampo Pharmaceuticals Inc. - Class A (a)	8	166
Supernus Pharmaceuticals Inc. (a)	4	63
Surgical Care Affiliates Inc. (a)	4	130
SurModics Inc. (a)	3	56
Symmetry Surgical Inc. (a)	1	9
Tonix Pharmaceuticals Holding Corp. (a) (b)	1	8
Tornier BV (a)	11	233

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Transcept Pharmaceuticals Inc. (a) (c) (d) (e)	6	—
Triple-S Management Corp. - Class B (a)	4	70
Universal American Corp. (a) (b)	11	75
US Physical Therapy Inc.	2	68
Utah Medical Products Inc.	1	39
Vascular Solutions Inc. (a)	2	80
Verastem Inc. (a) (b)	1	2
Wright Medical Group Inc. (a)	1	29
		8,896
INDUSTRIALS - 19.2%
AAON Inc.	7	134
AAR Corp.	5	94
ABM Industries Inc.	2	57
Acacia Research Corp.	6	56
ACCO Brands Corp. (a)	16	110
Accuride Corp. (a)	6	18
Actuant Corp. - Class A	6	103
Aegion Corp. (a)	4	63
Aerojet Rocketdyne Holdings Inc. (a)	8	130
Aerovironment Inc. (a)	2	48
Air Transport Services Group Inc. (a)	9	76
Alamo Group Inc.	2	80
Albany International Corp. - Class A	4	112
Allied Motion Technologies Inc.	1	18
Altra Holdings Inc.	4	82
Ameresco Inc. - Class A (a)	4	25
American Railcar Industries Inc. (b)	3	95
American Science & Engineering Inc.	1	34
American Woodmark Corp. (a)	2	144
Ampco-Pittsburgh Corp.	2	26
Apogee Enterprises Inc.	4	175
Applied Industrial Technologies Inc.	3	99
ARC Document Solutions Inc. (a)	6	35
ArcBest Corp.	4	92
Argan Inc.	2	63
Astec Industries Inc.	3	95
Astronics Corp. (a)	2	66
Astronics Corp. - Class B (a)	2	63
Atlas Air Worldwide Holdings Inc. (a)	3	100
AZZ Inc.	3	165
Beacon Roofing Supply Inc. (a)	2	71
Blount International Inc. (a)	7	40
Brady Corp. - Class A	6	111
Briggs & Stratton Corp.	6	114
Brink’s Co.	6	169
Builders FirstSource Inc. (a)	11	137
CAI International Inc. (a)	3	26
Casella Waste Systems Inc. - Class A (a)	5	26
CBIZ Inc. (a)	7	65
CDI Corp.	3	27
Ceco Environmental Corp. (b)	5	42
Celadon Group Inc.	3	52
Cenveo Corp. (a) (b)	4	8
Chart Industries Inc. (a)	2	39
CIRCOR International Inc.	2	73
Columbus Mckinnon Corp.	3	48
Comfort Systems USA Inc.	4	122
Commercial Vehicle Group Inc. (a)	6	23
Continental Building Products Inc. (a)	4	85
Control4 Corp. (a) (b)	1	5
Covenant Transportation Group Inc. - Class A (a)	2	31
CPI Aerostructures Inc. (a)	3	29
CTPartners Executive Search Inc. (a) (b) (c) (d) (e)	1	1
Cubic Corp.	3	132
Douglas Dynamics Inc.	4	70
Ducommun Inc. (a)	2	41
DXP Enterprises Inc. (a) (b)	1	40
Dycom Industries Inc. (a)	4	305
Dynamic Materials Corp.	2	18
Eastern Co.	1	10
Echo Global Logistics Inc. (a)	4	74
Encore Wire Corp.	3	90
Energy Recovery Inc. (a) (b)	10	22
Ennis Inc.	3	60
EnPro Industries Inc. (b)	2	91
ESCO Technologies Inc.	4	133
Espey Manufacturing & Electronics Corp.	1	15
Essendant Inc.	3	90
Exponent Inc.	3	141
Federal Signal Corp.	8	113
Forward Air Corp.	3	138
Franklin Covey Co. (a)	2	40
FreightCar America Inc.	2	43
FTI Consulting Inc. (a)	1	24
Fuel Tech Inc. (a) (b)	4	7
Furmanite Corp. (a)	5	32
G&K Services Inc. - Class A	3	174
General Cable Corp.	5	59
Gibraltar Industries Inc. (a)	4	78
Global Brass & Copper Holdings Inc.	2	41
Global Power Equipment Group Inc. (b)	3	11
Goldfield Corp. (a) (b)	3	5
Gorman-Rupp Co.	4	105
GP Strategies Corp. (a)	3	62
Graham Corp.	1	22
Granite Construction Inc.	5	140
Great Lakes Dredge & Dock Corp. (a)	7	33
Greenbrier Cos. Inc. (b)	1	36
Griffon Corp.	8	122
H&E Equipment Services Inc.	5	82
Hardinge Inc.	2	19
Harsco Corp.	7	63
Hawaiian Holdings Inc. (a) (b)	7	177
Heidrick & Struggles International Inc.	3	55
Heritage-Crystal Clean Inc. (a)	—	3
Hill International Inc. (a)	4	13
Houston Wire & Cable Co.	3	16
HUB Group Inc. - Class A (a)	4	147
Hudson Global Inc. (a)	2	4
Hurco Cos. Inc.	1	24
Huron Consulting Group Inc. (a)	2	101
Hyster-Yale Materials Handling Inc. - Class A	1	75
ICF International Inc. (a)	2	68
II-VI Inc. (a)	6	102
InnerWorkings Inc. (a)	2	11
Innovative Solutions & Support Inc. (a) (b)	—	1
Insperity Inc.	3	151
Insteel Industries Inc.	3	48
Interface Inc.	8	187
International Shipholding Corp. (b)	—	2
Intersections Inc. (a) (b)	3	5
John Bean Technologies Corp.	4	149
Kaman Corp. - Class A (b)	4	127
Kelly Services Inc. - Class A	4	62
Keyw Holding Corp. (a) (b)	4	24
Kforce Inc.	4	107
Kimball International Inc. - Class B	3	32
Knoll Inc.	7	144
Korn/Ferry International	6	185
Kratos Defense & Security Solutions Inc. (a) (b)	6	25
Layne Christensen Co. (a) (b)	3	16
LB Foster Co.	2	20
Lindsay Corp. (b)	1	89

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LMI Aerospace Inc. (a)	2	17
LS Starrett Co. - Class A	—	6
LSI Industries Inc.	2	19
Lydall Inc. (a)	2	57
Manitex International Inc. (a) (b)	1	5
Marten Transport Ltd.	6	96
MasTec Inc. (a)	4	58
Matson Inc.	5	186
Matthews International Corp. - Class A	4	192
McGrath RentCorp	4	103
Meritor Inc. (a)	13	136
Miller Industries Inc.	1	28
Mistras Group Inc. (a)	5	59
Mobile Mini Inc.	—	10
MRC Global Inc. (a)	4	45
Mueller Water Products Inc. - Class A	17	133
Multi-Color Corp.	2	184
MYR Group Inc. (a)	3	71
NACCO Industries Inc. - Class A	1	34
National Presto Industries Inc. (b)	1	83
Navigant Consulting Inc. (a)	7	105
NCI Building Systems Inc. (a)	6	62
NL Industries Inc. (a)	2	6
NN Inc. (b)	3	54
Nordic American Offshore Ltd. (b)	—	1
Nortek Inc. (a)	2	133
Northwest Pipe Co. (a)	1	16
NV5 Holdings Inc. (a) (b)	1	9
Omega Flex Inc.	1	34
Orbital ATK Inc.	—	23
Orion Energy Systems Inc. (a)	2	4
Orion Marine Group Inc. (a)	4	26
Overseas Shipholding Group Inc. - Class B (a) (b)	8	28
PAM Transportation Services Inc. (a)	1	29
Park-Ohio Holdings Corp.	2	60
Patrick Industries Inc. (a)	3	106
Patriot Transportation Holding Inc. (a) (b)	—	7
Pendrell Corp. (a) (b)	8	6
Performant Financial Corp. (a) (b)	3	7
PGT Inc. (a)	6	80
Ply Gem Holdings Inc. (a) (b)	6	68
Powell Industries Inc.	1	37
Power Solutions International Inc. (a) (b)	1	19
PowerSecure International Inc. (a)	3	32
Preformed Line Products Co. (b)	—	4
Primoris Services Corp. (b)	7	117
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A	4	43
Quanex Building Products Corp.	4	81
Radiant Logistics Inc. (a)	4	19
Raven Industries Inc. (b)	5	81
RBC Bearings Inc. (a)	3	160
Republic Airways Holdings Inc. (a) (b)	6	36
Resources Connection Inc.	5	76
Roadrunner Transportation Systems Inc. (a)	5	86
Rocket Fuel Inc. (a)	1	6
RPX Corp. (a)	6	76
Rush Enterprises Inc. - Class A (a)	4	96
Saia Inc. (a)	4	109
Scorpio Tankers Inc.	5	45
SIFCO Industries Inc.	1	13
SkyWest Inc.	6	103
SL Industries Inc. (a)	1	17
SP Plus Corp. (a)	3	66
Sparton Corp. (a)	2	39
Standex International Corp.	2	158
Sterling Construction Co. Inc. (a)	2	9
Stock Building Supply Holdings Inc. (a) (b)	2	28
Sun Hydraulics Corp.	3	90
Supreme Industries Inc. - Class A	3	21
Sypris Solutions Inc.	5	6
TAL International Group Inc.	4	58
Taser International Inc. (a) (b)	7	148
Team Inc. (a)	3	82
Tennant Co.	2	139
Tetra Tech Inc.	5	126
Thermon Group Holdings Inc. (a)	5	98
Titan International Inc. (b)	6	36
Titan Machinery Inc. (a) (b)	3	36
TRC Cos. Inc. (a)	2	24
Trex Co. Inc. (a)	4	138
TriMas Corp. (a)	5	85
TrueBlue Inc. (a)	5	122
Tutor Perini Corp. (a)	5	82
Twin Disc Inc.	2	27
Ultralife Corp. (a)	—	1
Ultrapetrol Bahamas Ltd. (a) (b)	1	1
Universal Forest Products Inc.	3	165
Universal Truckload Services Inc.	3	49
US Ecology Inc.	3	118
USA Truck Inc. (a)	1	20
UTi Worldwide Inc. (a)	14	63
Veritiv Corp. (a)	1	39
Versar Inc. (a)	2	8
Viad Corp.	3	79
Vicor Corp. (a)	2	17
Volt Information Sciences Inc. (a)	1	10
VSE Corp.	1	36
Wabash National Corp. (a)	7	75
Wesco Aircraft Holdings Inc. (a)	4	46
Willdan Group Inc. (a)	1	8
Xerium Technologies Inc. (a)	1	18
YRC Worldwide Inc. (a)	2	25
		14,795
INFORMATION TECHNOLOGY - 16.5%
Actua Corp. (a)	5	56
Acxiom Corp. (a)	7	138
ADTRAN Inc.	7	109
Advanced Energy Industries Inc. (a)	6	145
Agilysys Inc. (a)	3	35
Alliance Fiber Optic Products Inc.	2	32
Alpha & Omega Semiconductor Ltd. (a) (b)	4	31
American Software Inc. - Class A	4	39
Amkor Technology Inc. (a)	6	27
Amtech Systems Inc. (a)	2	7
Anadigics Inc. (a) (b)	10	2
Angie’s List Inc. (a) (b)	3	17
AVG Technologies NV (a)	7	157
Avid Technology Inc. (a) (b)	5	38
Aware Inc. (a)	5	16
Axcelis Technologies Inc. (a)	11	31
AXT Inc. (a)	9	18
Badger Meter Inc. (b)	2	115
Bazaarvoice Inc. (a) (b)	2	11
Bel Fuse Inc. - Class B (b)	2	38
Blucora Inc. (a)	4	58
Bottomline Technologies Inc. (a)	6	153
BroadSoft Inc. (a)	3	81
BroadVision Inc. (a)	2	11
Brooks Automation Inc.	8	91
Cabot Microelectronics Corp. (a)	3	129
CalAmp Corp. (a)	4	71
Calix Inc. (a)	8	60
Cardtronics Inc. (a)	3	84

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cascade Microtech Inc. (a)	2	33
Cass Information Systems Inc.	2	88
Ceva Inc. (a)	2	43
Checkpoint Systems Inc.	6	43
Ciber Inc. (a)	14	45
Cirrus Logic Inc. (a)	6	204
Clearfield Inc. (a) (b)	2	30
Coherent Inc. (a)	2	133
Cohu Inc.	3	32
Communications Systems Inc.	1	10
Computer Task Group Inc.	4	25
Comtech Telecommunications Corp.	2	41
Concurrent Computer Corp.	1	7
Constant Contact Inc. (a)	6	142
Cray Inc. (a)	6	115
CSG Systems International Inc.	5	152
CUI Global Inc. (a) (b)	2	9
Cypress Semiconductor Corp. (b)	7	56
Daktronics Inc.	4	39
Datalink Corp. (a)	3	18
Demand Media Inc. (a)	4	17
DHI Group Inc. (a)	8	59
Digi International Inc. (a)	4	52
Diodes Inc. (a)	6	123
Dot Hill Systems Corp. (a)	6	60
DSP Group Inc. (a)	4	34
DTS Inc. (a)	3	68
EarthLink Holdings Corp.	16	121
Eastman Kodak Co. (a)	1	12
Ebix Inc. (b)	4	99
Electro Rent Corp.	4	42
Electro Scientific Industries Inc.	3	14
Ellie Mae Inc. (a)	6	398
eMagin Corp. (a)	2	6
Emcore Corp. (a)	5	33
EnerNOC Inc. (a)	4	30
Engility Holdings Inc.	2	47
Envestnet Inc. (a)	—	8
EPIQ Systems Inc.	4	57
ePlus Inc. (a)	1	96
Evolving Systems Inc.	1	8
Exar Corp. (a)	5	32
ExlService Holdings Inc. (a)	4	158
Extreme Networks (a)	14	47
Fabrinet (a)	4	66
FARO Technologies Inc. (a)	2	78
FormFactor Inc. (a)	9	60
Forrester Research Inc.	3	94
Global Eagle Entertainment Inc. (a) (b)	1	14
Globalscape Inc.	4	13
Glu Mobile Inc. (a) (b)	8	36
GSI Group Inc. (a)	4	56
GSI Technology Inc. (a)	2	8
GTT Communications Inc. (a) (b)	4	85
Hackett Group Inc.	6	84
Harmonic Inc. (a)	11	63
Heartland Payment Systems Inc.	—	16
Higher One Holdings Inc. (a) (b)	6	11
Hutchinson Technology Inc. (a) (b)	4	7
ID Systems Inc. (a)	2	5
IEC Electronics Corp. (a) (b)	2	6
Imation Corp. (a)	7	15
Immersion Corp. (a)	2	27
Infinera Corp. (a) (b)	14	283
Innodata Inc. (a)	6	13
Inphi Corp. (a)	5	127
Insight Enterprises Inc. (a)	5	135
Integrated Silicon Solutions Inc.	4	90
Internap Network Services Corp. (a)	9	54
Intevac Inc. (a)	1	6
IntraLinks Holdings Inc. (a)	6	48
Itron Inc. (a)	4	140
Ixia (a)	9	137
IXYS Corp.	4	45
Kemet Corp. (a)	6	10
Key Tronic Corp. (a)	4	40
Kimball Electronics Inc. (a)	3	30
Knowles Corp. (a) (b)	—	6
Kopin Corp. (a)	9	29
Kronos Worldwide Inc. (b)	3	18
Kulicke & Soffa Industries Inc. (a)	10	91
KVH Industries Inc. (a)	3	27
Lattice Semiconductor Corp. (a)	12	47
Limelight Networks Inc. (a)	14	28
Lionbridge Technologies Inc. (a)	9	45
Liquidity Services Inc. (a)	3	19
LoJack Corp. (a)	1	3
M/A-COM Technology Solutions Holdings Inc. (a) (b)	1	17
Mantech International Corp. - Class A	3	85
Marchex Inc. - Class B	4	15
Mattson Technology Inc. (a)	7	16
MaxLinear Inc. - Class A (a)	2	29
Maxwell Technologies Inc. (a) (b)	3	17
MeetMe Inc. (a) (b)	1	1
Mercury Systems Inc. (a)	5	87
Mesa Laboratories Inc. (b)	—	53
Methode Electronics Inc.	5	150
MOCON Inc.	1	9
MoneyGram International Inc. (a)	4	30
Monotype Imaging Holdings Inc.	5	110
Monster Worldwide Inc. (a)	10	67
MoSys Inc. (a)	5	7
MTS Systems Corp.	2	116
Multi-Fineline Electronix Inc. (a)	3	45
Nanometrics Inc. (a)	4	51
NAPCO Security Technologies Inc. (a)	1	8
NCI Inc. - Class A	2	26
NeoPhotonics Corp. (a)	3	22
NetGear Inc. (a)	4	124
Newport Corp. (a)	6	79
NIC Inc.	8	140
NVE Corp.	—	18
Oclaro Inc. (a) (b)	5	13
Omnivision Technologies Inc. (a)	11	278
Optical Cable Corp.	1	2
OSI Systems Inc. (a)	3	195
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	3	56
PC Connection Inc.	3	63
PCM Inc. (a)	1	9
PDF Solutions Inc. (a)	4	38
Pegasystems Inc.	—	12
Perceptron Inc. (a) (b)	2	14
Perficient Inc. (a)	4	67
Pericom Semiconductor Corp.	4	69
PFSweb Inc. (a) (b)	1	18
Photronics Inc. (a)	9	81
Planar Systems Inc. (a)	3	14
Plexus Corp. (a)	4	154
PMC - Sierra Inc. (a)	3	18
Polycom Inc. (a)	1	14
Power Integrations Inc.	4	157
PRGX Global Inc. (a)	5	19
Progress Software Corp. (a)	6	164
QAD Inc. - Class A	2	40

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
QLogic Corp. (a)	12	124
QuinStreet Inc. (a)	7	41
Qumu Corp. (a)	3	12
Radisys Corp. (a)	4	12
Rambus Inc. (a)	14	167
RealD Inc. (a)	5	48
RealNetworks Inc. (a)	4	15
Reis Inc.	2	41
RF Industries Ltd. (b)	2	9
Rightside Group Ltd. (a) (b)	1	7
Rofin-Sinar Technologies Inc. (a)	3	86
Rogers Corp. (a)	2	131
Rosetta Stone Inc. (a)	3	23
Rubicon Technology Inc. (a)	3	3
Ruckus Wireless Inc. (a)	8	95
Rudolph Technologies Inc. (a)	3	43
Sanmina Corp. (a)	1	23
ScanSource Inc. (a)	4	124
SciQuest Inc. (a)	2	19
SeaChange International Inc. (a)	5	33
ServiceSource International Inc. (a)	7	27
ShoreTel Inc. (a)	4	31
Sigma Designs Inc. (a)	7	47
SMTC Corp. (a) (b)	1	2
Sonus Networks Inc. (a)	6	37
Stamps.com Inc. (a)	2	165
StarTek Inc. (a)	—	1
Super Micro Computer Inc. (a)	5	140
Sykes Enterprises Inc. (a)	5	134
Tangoe Inc. (a)	3	21
TeleCommunication Systems Inc. - Class A (a)	5	17
TeleNav Inc. (a)	7	51
TeleTech Holdings Inc.	6	172
Tessco Technologies Inc.	1	27
Tessera Technologies Inc.	2	70
TiVo Inc. (a)	12	102
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	2	18
TTM Technologies Inc. (a)	10	63
Ultra Clean Holdings Inc. (a)	3	17
Ultratech Inc. (a)	3	46
Unisys Corp. (a)	7	81
United Online Inc. (a)	3	31
VASCO Data Security International Inc. (a) (b)	3	43
Veeco Instruments Inc. (a)	5	101
Virtusa Corp. (a)	4	205
Vishay Precision Group Inc. (a)	2	25
Wayside Technology Group Inc.	—	6
Web.com Group Inc. (a)	5	116
WebMD Health Corp. - Class A (a)	1	35
Xcerra Corp. (a)	7	45
XO Group Inc. (a)	3	49
Zix Corp. (a)	6	26
		12,729
MATERIALS - 4.9%
A. Schulman Inc.	4	133
AEP Industries Inc. (a)	1	55
AK Steel Holding Corp. (a) (b)	9	22
AM Castle & Co. (a) (b)	2	5
American Vanguard Corp. (b)	3	39
Boise Cascade Co. (a)	5	122
Calgon Carbon Corp.	7	104
Century Aluminum Co. (a) (b)	2	8
Chase Corp.	2	90
Clearwater Paper Corp. (a)	2	114
Coeur d’Alene Mines Corp. (a) (b)	8	23
Commercial Metals Co.	3	37
Core Molding Technologies Inc. (a)	—	4
Deltic Timber Corp. (b)	1	87
Ferro Corp. (a)	11	122
Flotek Industries Inc. (a) (b)	7	110
Friedman Industries Inc.	1	4
FutureFuel Corp. (b)	6	56
Globe Specialty Metals Inc.	9	113
Gold Resource Corp. (b)	6	14
Handy & Harman Ltd. (a)	—	7
Hawkins Inc.	2	78
Haynes International Inc.	2	61
Headwaters Inc. (a)	10	190
Hecla Mining Co. (b)	21	42
Horsehead Holding Corp. (a) (b)	7	21
Innophos Holdings Inc.	3	106
Innospec Inc.	3	152
Kaiser Aluminum Corp.	2	180
KMG Chemicals Inc.	2	44
Koppers Holdings Inc.	2	45
Kraton Performance Polymers Inc. (a)	4	70
Landec Corp. (a)	4	47
LSB Industries Inc. (a)	3	43
Materion Corp.	2	64
McEwen Mining Inc. (b)	4	3
Mercer International Inc.	9	94
Myers Industries Inc.	4	59
Neenah Paper Inc.	2	127
Northern Technologies International Corp. (a) (b)	1	12
Olympic Steel Inc. (b)	1	14
OM Group Inc.	3	108
Omnova Solutions Inc. (a)	12	64
P.H. Glatfelter Co.	6	104
Quaker Chemical Corp.	2	128
Real Industry Inc. (a) (b)	1	7
Schnitzer Steel Industries Inc. - Class A	3	37
Schweitzer-Mauduit International Inc.	4	128
Stepan Co.	3	114
SunCoke Energy Inc.	8	59
Synalloy Corp. (b)	2	15
Trecora Resources (a)	3	42
Tredegar Corp.	3	44
United States Lime & Minerals Inc.	1	26
Universal Stainless & Alloy Products Inc. (a)	1	15
US Concrete Inc. (a)	1	71
Wausau Paper Corp.	6	38
Worthington Industries Inc.	1	24
		3,745
TELECOMMUNICATION SERVICES - 2.1%
8x8 Inc. (a)	2	15
Alaska Communications Systems Group Inc. (a)	2	5
Atlantic Tele-Network Inc.	2	145
Boingo Wireless Inc. (a)	6	47
Cincinnati Bell Inc. (a)	28	88
Cogent Communications Group Inc.	5	126
Consolidated Communications Holdings Inc.	7	137
Fairpoint Communications Inc. (a)	2	27
General Communication Inc. - Class A (a)	6	102
Hawaiian Telcom Holdco Inc. (a)	1	22
HC2 Holdings Inc. (a) (b)	2	17
IDT Corp. - Class B	3	48
Inteliquent Inc.	5	101
Iridium Communications Inc. (a) (b)	13	82
Lumos Networks Corp.	3	35
NTELOS Holdings Corp. (a)	2	20

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ORBCOMM Inc. (a) (b)	9	50
Shenandoah Telecommunications Co.	3	147
Spok Holdings Inc.	3	53
Straight Path Communications Inc. - Class B (a) (b)	3	116
Vonage Holdings Corp. (a)	29	173
		1,645
UTILITIES - 2.3%
American States Water Co.	4	173
Artesian Resources Corp. - Class A	2	37
California Water Service Group	6	134
Chesapeake Utilities Corp.	2	105
Connecticut Water Services Inc.	2	55
Consolidated Water Co. Ltd. (b)	2	23
Delta Natural Gas Co. Inc.	2	32
El Paso Electric Co.	4	142
Empire District Electric Co.	6	129
Gas Natural Inc.	2	16
Genie Energy Ltd. - Class B (b)	4	32
MGE Energy Inc.	4	150
Middlesex Water Co.	2	58
Northwest Natural Gas Co.	4	161
Ormat Technologies Inc. (b)	5	170
Otter Tail Corp.	5	118
RGC Resources Inc.	—	6
SJW Corp.	3	92
Unitil Corp.	2	86
York Water Co. (b)	2	42
		1,761
Total Common Stocks (cost $73,201)		76,899

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (c) (d) (e)	6	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 10.1%
Investment Company - 0.4%
JNL Money Market Fund, 0.10% (f) (g)	308	308
Securities Lending Collateral - 9.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (g)	7,455	7,455
Total Short Term Investments (cost $7,763)		7,763
Total Investments - 109.8% (cost $80,964)		84,662
Other Assets and Liabilities, Net - (9.8%)		(7,551)
Total Net Assets - 100.0%		$77,111

(a)              Non-income producing security.

(b)              All or a portion of the security was on loan.

(c)               Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(d)              The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(e)               Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(f)                Investment in affiliate.

(g)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the Fund held investments in restricted securities as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
CTPartners Executive Search Inc.	11/25/2014	$13	$1	—%
Catalyst Biosciences	08/24/2012	31	4	—
Magnum Hunter Resources Corp.	09/12/2012	—	—	—
Transcept Pharmaceuticals Inc.	10/24/2014	—	—	—
		$44	$5	—%

See accompanying Notes to Schedules of Investments.

JNL/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 37.7%
Adams Mill CLO Ltd., 1.77%, 07/15/26 (a) (b)	$2,000	$1,987
Alternative Loan Trust REMIC, 5.50%, 07/25/35	7,480	7,301
Anchorage Capital CLO 3 Ltd., 2.54%, 04/28/26 (a) (b)	1,500	1,500
Apidos CDO, 1.74%, 01/19/25 (a) (b)	2,000	1,984
Apidos CDO V, 0.99%, 04/15/21 (a) (b)	1,000	973
Apidos CLO XX
1.84%, 01/19/27 (a) (b)	1,000	997
2.64%, 01/19/27 (a) (b)	500	500
ARES CLO Ltd., 2.29%, 04/17/26 (a) (b)	500	496
Ares IIIR/IVR CLO Ltd., 0.51%, 04/16/21 (a) (b)	525	517
Atrium V, 0.55%, 07/20/20 (a) (b)	272	270
Avery Point CLO Ltd.
3.74%, 07/17/25 (a) (b)	500	467
3.40%, 04/25/26 (a) (b)	500	494
Avery Point III CLO Ltd., 1.69%, 01/18/25 (a) (b)	500	496
Babson CLO Ltd.
1.39%, 04/20/25 (a) (b)	1,000	984
3.29%, 01/15/26 (a) (b)	1,000	988
Baker Street Funding CLO Ltd., 0.79%, 12/15/18 (a) (b)	500	493
Banc of America Alternative Loan Trust REMIC, 6.50%, 05/25/36	11,878	9,907
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	7,010	7,388
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,982
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	4,507	4,419
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.61%, 08/11/16 (a)	2,000	2,018
6.07%, 09/11/17 (a)	4,400	4,508
Birchwood Park CLO Ltd. REMIC, 3.44%, 07/15/26 (a) (b)	250	249
BlackRock Senior Income Series IV, 0.53%, 04/20/19 (a) (b)	246	244
BlueMountain CLO II Ltd., 1.12%, 07/15/18 (a) (b)	500	488
BlueMountain CLO Ltd.
2.72%, 11/30/26 (a) (b)	500	500
1.81%, 10/20/27 (a) (b)	5,000	4,977
Carlyle Global Market Strategies Ltd., 1.81%, 04/17/25 (a) (b)	1,000	996
Carlyle High Yield Partners VIII Ltd., 0.71%, 05/21/21 (a) (b)	500	483
Catamaran CLO Ltd., 2.94%, 04/20/26 (a) (b)	500	483
Cent CLO 19 Ltd., 1.62%, 10/29/25 (a) (b)	500	495
Cent CLO 22 Ltd., 3.51%, 11/07/26 (a) (b)	1,000	1,000
CGBAM Commercial Mortgage Trust REMIC, 2.21%, 02/15/19 (a) (b)	1,600	1,591
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	7,033	6,455
5.44%, 01/25/38	6,304	5,448
Citi Held For Asset Issuance, 1.85%, 12/15/21 (b)	4,310	4,318
Citigroup Commercial Mortgage Trust REMIC, 3.64%, 09/10/24	1,766	1,841
Citigroup Mortgage Loan Trust REMIC, 6.01%, 05/25/37 (a) (b)	7,939	7,586
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,514
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	3,982	3,570
6.00%, 05/25/37	3,600	3,120
COMM Mortgage Trust Interest Only REMIC, 1.36%, 05/10/47 (a)	38,504	2,636
Commercial Mortgage Pass-Through Certificates REMIC 4.88%, 08/10/24 (a)	1,500	1,520
Interest Only, 1.33%, 02/10/48 (a)	29,918	2,252
Commercial Mortgage Trust REMIC
6.01%, 07/10/16 (a)	2,000	1,983
3.82%, 05/10/24	1,766	1,874
3.59%, 10/10/24	1,766	1,837
3.83%, 01/10/25 (a)	1,820	1,822
3.80%, 04/10/25	3,000	3,063
Core Industrial Trust REMIC, 3.98%, 02/10/22 (a) (b)	2,000	2,007
Credit Suisse Commercial Mortgage Trust REMIC, 6.15%, 07/15/17 (a)	4,500	4,776
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	8,274	5,724
6.00%, 12/25/35	13,031	11,167
Credit Suisse Mortgage Capital Certificates REMIC, 6.00%, 03/25/36	8,770	7,701
CSAIL Commercial Mortgage Trust Interest Only REMIC, 1.12%, 01/17/25 (a)	21,153	1,367
CSMC Trust REMIC
3.00%, 03/25/29 (a) (b)	12,099	12,360
2.74%, 11/27/37 (a) (b)	15,500	13,970
4.25%, 07/26/55 (a) (b)	13,840	13,737
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,950	10,008
Dryden XI-Leveraged Loan CDO, 1.89%, 04/12/20 (a) (b)	1,000	963
Dryden XVI-Leveraged Loan CDO, 0.53%, 10/20/20 (a) (b)	103	103
Dryden XXV Senior Loan Fund, 4.29%, 01/15/25 (a) (b)	500	495
Eaton Vance CDO VIII Ltd., 0.97%, 08/15/22 (a) (b)	1,250	1,186
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	7,727	6,468
Franklin CLO V Ltd., 0.60%, 06/15/18 (a) (b)	243	241
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,327	4,991
Goldentree Loan Opportunities VI Ltd., 4.49%, 04/17/22 (a) (b)	250	249
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,676
6.25%, 09/10/17 (a)	4,000	4,103
GS Mortgage Securities Trust REMIC
5.60%, 02/10/16 (a)	1,525	1,532
3.63%, 11/13/24	1,500	1,565
Interest Only, 0.90%, 09/10/47 (a)	49,328	2,701
Halcyon Loan Advisors Funding Ltd.
3.32%, 08/15/23 (a) (b)	500	490
3.20%, 12/20/24 (a) (b)	1,430	1,416
3.00%, 08/01/25 (a) (b)	250	233
4.10%, 08/01/25 (a) (b)	1,000	927
1.82%, 04/18/26 (a) (b)	1,000	994
Hildene CLO IV Ltd., 1.78%, 07/23/27 (a) (b)	2,000	1,978
IndyMac INDA Mortgage Loan Trust REMIC, 2.80%, 09/25/36 (a)	9,312	7,913
ING IM CLO Ltd.
5.29%, 04/15/24 (a) (b)	250	223

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.74%, 01/18/26 (a) (b)	1,000	989
ING Investment Management CLO II Ltd., 1.91%, 08/01/20 (a)	1,000	954
ING Investment Management Co., 3.09%, 03/14/22 (a) (b)	500	501
Jamestown CLO Ltd., 1.78%, 07/15/26 (a) (b)	500	496
Jamestown CLO XI Ltd., 1.93%, 02/20/27 (a) (b)	1,000	995
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 07/15/24 (a)	2,000	1,991
3.49%, 12/15/24	950	980
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 6.21%, 02/15/51 (a)	1,160	1,236
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.46%, 01/17/17 (a) (b)	1,000	993
6.08%, 09/12/17 (a)	2,500	2,687
5.37%, 05/15/47	2,471	2,532
5.88%, 02/12/49 (a)	2,000	2,105
6.28%, 02/12/51 (a)	1,245	1,271
JPMorgan Mortgage Acquisition Trust REMIC, 0.30%, 05/25/37 (a)	2,897	2,846
JPMorgan Resecuritization Trust REMIC, 5.60%, 03/26/37 (a) (b)	5,810	4,635
KKR Financial CLO Corp., 0.67%, 05/15/21 (a) (b)	158	157
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,781
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,056
5.49%, 02/15/40	3,000	3,129
LCM LP
1.78%, 07/15/26 (a) (b)	1,000	995
3.88%, 07/15/26 (a) (b)	500	477
LCM VI Ltd., 1.13%, 05/28/19 (a) (b)	1,000	983
LCM X LP
2.17%, 04/15/22 (a) (b)	500	500
3.14%, 04/15/22 (a) (b)	500	501
LCM XI LP
2.44%, 04/19/22 (a) (b)	500	500
4.24%, 04/19/22 (a) (b)	250	250
LCM XIV LP, 3.79%, 07/15/25 (a) (b)	500	475
LCM XV LP, 3.43%, 08/25/24 (a) (b)	1,000	994
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	2,335	2,186
Madison Park Funding IV Ltd., 1.75%, 03/22/21 (a) (b)	500	469
Madison Park Funding Ltd.
3.39%, 07/20/26 (a) (b)	500	500
4.26%, 10/21/26 (a) (b) (c)	1,500	1,500
Madison Park Funding XV Ltd., 4.00%, 01/27/26 (a) (b)	500	488
Madison Park Funding XVI Ltd., 3.30%, 04/20/26 (a) (b)	1,500	1,481
MAPS CLO Fund II Ltd., 1.19%, 07/20/22 (a) (b)	1,000	959
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.99%, 02/15/24 (a) (b)	2,000	1,894
4.49%, 09/15/24	1,500	1,531
3.53%, 11/15/24	2,000	2,066
4.00%, 12/15/24	2,000	1,943
4.16%, 01/15/25	1,200	1,230
4.46%, 01/15/25	1,200	1,194
Interest Only, 1.81%, 02/15/46 (a)	27,579	2,147
Morgan Stanley Capital I Trust REMIC, 3.82%, 08/11/21 (a) (b)	2,000	2,031
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,964	1,475
6.00%, 08/25/37	3,313	2,999
Nautique Funding Ltd., 1.99%, 04/15/20 (a) (b)	500	485
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.67%, 02/25/36 (a)	2,706	2,335
North End CLO Ltd.
3.04%, 07/17/25 (a) (b)	1,000	968
3.79%, 07/17/25 (a) (b)	500	471
NYLIM Flatiron CLO Ltd., 0.55%, 08/08/20 (a) (b)	147	145
Oaktree CLO, 4.06%, 02/13/25 (a) (b)	250	234
Octagon Investment Partners XX Ltd., 1.75%, 08/12/26 (a) (b)	1,500	1,487
Octagon Investment Partners XXI Ltd.
3.48%, 11/14/26 (a) (b)	1,000	989
3.93%, 11/14/26 (a) (b)	1,000	950
Octagon Investment Partners XXII Ltd., 4.88%, 11/22/25 (a) (b)	1,000	986
OZLM Funding V Ltd., 1.79%, 01/17/26 (a) (b)	1,000	995
Pinnacle Park CLO Ltd., 3.39%, 04/15/26 (a) (b)	1,500	1,485
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47 (b)	13,506	14,002
RALI Series Trust REMIC, 5.75%, 01/25/34	4,306	4,418
RALI Trust REMIC
3.61%, 09/25/35 (a)	4,732	3,817
3.77%, 01/25/36 (a)	10,398	8,390
6.00%, 05/25/36	7,633	6,580
RAMP Trust REMIC, 0.51%, 11/25/35 (a)	14,459	11,827
RBSGC Mortgage Loan Trust REMIC
0.64%, 01/25/37 (a)	8,932	5,827
6.75%, 01/25/37	13,045	12,179
Interest Only, 5.86%, 01/25/37 (a)	8,870	1,825
Regatta V Funding Ltd., 1.86%, 10/25/26 (a) (b)	1,000	994
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	6,180	5,317
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	6,126	5,367
0.64%, 04/25/37 (a)	9,788	5,270
44.90%, 04/25/37 (a)	1,276	2,765
6.00%, 08/25/37	28,178	24,025
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,163	1,099
6.00%, 11/25/36	6,546	6,101
6.00%, 02/25/37	2,435	2,218
6.00%, 04/25/37	5,292	4,766
6.00%, 07/25/37	4,990	4,517
RFMSI Trust REMIC, 5.50%, 05/25/35	6,775	6,976
Slater Mill Loan Fund LP, 2.97%, 08/17/22 (a) (b)	500	503
Sound Harbor Loan Fund Ltd., 1.80%, 10/30/26 (a) (b)	1,000	993
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	10,059
6.00%, 12/25/65 (a) (b)	10,000	10,085
STARM Mortgage Loan Trust REMIC, 2.80%, 04/25/37 (a)	3,426	2,666
Steele Creek CLO Ltd., 1.93%, 08/21/26 (a) (b)	250	248
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.49%, 11/25/35 (a)	16,888	15,168
Thacher Park CLO, 3.82%, 10/20/26 (a) (b)	1,000	947
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,400
Venture CDO Ltd., 1.79%, 04/15/26 (a) (b)	500	497
Venture XIV CLO Ltd.
2.18%, 08/28/25 (a) (b)	500	490

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.08%, 08/28/25 (a) (b)	500	475
Venture XV CLO Ltd., 3.39%, 07/15/25 (a) (b)	1,250	1,237
Venture XVII CLO Ltd.
1.77%, 07/15/26 (a) (b)	500	495
2.39%, 07/15/26 (a) (b)	500	495
Voya CLO Ltd., 1.79%, 10/14/26 (a) (b)	1,000	995
Wachovia Bank Commercial Mortgage Trust REMIC
5.51%, 02/15/16 (a)	2,200	2,216
5.38%, 12/15/43	2,000	2,079
6.15%, 02/15/51 (a)	5,000	5,146
Washington Mill CLO Ltd.
1.79%, 04/20/26 (a) (b)	1,000	994
2.34%, 04/20/26 (a) (b)	500	493
3.29%, 04/20/26 (a) (b)	500	491
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	6,366	5,477
6.00%, 07/25/36	3,565	3,067
5.50%, 04/25/37	5,180	4,744
Waterfall Commercial Mortgage Trust REMIC, 4.10%, 09/19/22 (a) (b)	10,000	10,031
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	8,204	7,920
6.25%, 11/25/37	2,716	2,628
Wells Fargo Commercial Mortgage Trust Interest Only, 1.56%, 04/15/50 (a)	24,919	2,308
Wells Fargo Mortgage Backed Securities REMIC
3.41%, 12/15/24	1,138	1,159
3.96%, 12/15/24	1,761	1,750
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	4,921	5,057
6.00%, 04/25/37	3,702	3,673
6.00%, 06/25/37	7,625	7,643
WF-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.46%, 03/15/47 (a)	23,490	1,679
Interest Only, 1.10%, 11/15/47 (a)	29,364	1,806
WG Horizons CLO I, 2.03%, 05/24/19 (a) (b)	1,000	966
Total Non-U.S. Government Agency Asset- Backed Securities (cost $572,658)		573,270

GOVERNMENT AND AGENCY OBLIGATIONS - 51.0%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 51.0%

Federal Home Loan Mortgage Corp. - 30.0%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 06/01/45	205,941	208,626
4.00%, 09/01/43 - 02/01/44	18,764	20,195
REMIC, 3.00%, 02/15/32 - 02/15/45	200,825	203,954
REMIC, 3.50%, 09/15/33	5,000	5,256
REMIC, 4.50%, 01/15/40	811	848
REMIC, 6.72%, 06/15/42 (a)	2,047	2,024
REMIC, 5.16%, 01/15/43 (a)	5,045	4,885
REMIC, 4.00%, 11/15/44	1,538	1,665
REMIC, Interest Only, 6.29%, 11/15/40 - 12/15/40 (a)	33,427	5,942
REMIC, Interest Only, 5.69%, 01/15/54 (a)	11,722	2,456
		455,851
Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
4.50%, 04/01/26	8,552	9,185
3.00%, 09/01/33 - 03/01/35	150,737	156,419
3.50%, 09/01/43 - 01/01/45	46,486	48,540
REMIC, 1.50%, 03/25/28	11,087	10,926
REMIC, 3.00%, 06/25/33 - 12/25/44	41,202	40,065
REMIC, 3.00%, 10/25/33	20,000	19,867
REMIC, 4.00%, 10/25/40	3,147	3,344
REMIC, 2.00%, 09/25/41	8,777	8,724
REMIC, Interest Only, 6.49%, 12/25/25 (a)	4,479	737
REMIC, Interest Only, 6.41%, 02/25/35 - 01/25/40 (a)	52,215	7,958
REMIC, Interest Only, 6.31%, 09/25/41 (a)	3,962	806
		306,571
Government National Mortgage Association - 0.8%
Government National Mortgage Association REMIC
9.27%, 12/20/40 (a)	6,000	6,881
Interest Only, 5.88%, 03/20/40 (a)	21,240	2,669
Principal Only, 0.00%, 03/16/33 (d)	3,050	3,036
		12,586
Total Government and Agency Obligations (cost $748,347)		775,008

SHORT TERM INVESTMENTS - 11.0%

Investment Company - 11.0%
JNL Money Market Fund, 0.10% (e) (f)	166,736	166,736
Total Short Term Investments (cost $166,736)		166,736
Total Investments - 99.7% (cost $1,487,741)		1,515,014
Other Assets and Liabilities, Net - 0.3%		4,619
Total Net Assets - 100.0%		$1,519,633

(a)                                 Variable rate security. Rate stated was in effect as of September 30, 2015.

(b)                                 The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2015, the aggregate value of these liquid securities was $192,746 which represented 12.7% of net assets.

(c)                                  Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(d)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)                                  Investment in affiliate.

(f)                                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

COMMON STOCKS - 1.0%

ROMANIA - 0.6%
Banca Transilvania (a)	718	$416
BRD-Groupe Societe Generale (a)	141	371
Electrica SA	118	352
OMV Petrom SA	3,850	327
Societatea Nationala de Gaze Naturale ROMGAZ SA	40	307
Societatea Nationala Nuclearelectrica SA	50	89
Transelectrica SA	58	381
Transgaz SA Medias	6	368
		2,611

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SINGAPORE - 0.4%
Yoma Strategic Holdings Ltd. (a) (b)	7,942	2,043
Total Common Stocks (cost $6,428)		4,654

CORPORATE BONDS AND NOTES - 2.2%

AZERBAIJAN - 0.4%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17	$1,900	1,807

GEORGIA - 1.0%
Bank of Georgia JSC, 7.75%, 07/05/17	4,507	4,639

RUSSIAN FEDERATION - 0.7%
Gazprom OAO Via Gaz Capital SA, 3.76%, 03/15/17, EUR	2,242	2,493
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	586	596
		3,089
TUNISIA - 0.1%
Banque Centrale de Tunisie SA, 5.75%, 01/30/25	424	404
Total Corporate Bonds and Notes (cost $9,957)		9,939

GOVERNMENT AND AGENCY OBLIGATIONS - 80.7%

ANGOLA - 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	3,425	3,232

ARGENTINA - 1.9%
Argentina Bonar Bond, 8.75%, 05/07/24	4,155	4,020
Argentina Republic Government International Bond, 8.28%, 12/31/33 (a) (c)	4,419	4,474
		8,494
ARMENIA - 1.7%
Republic of Armenia
6.00%, 09/30/20	305	289
7.15%, 03/26/25 (b)	7,870	7,423
		7,712
BARBADOS - 1.1%
Barbados Government International Bond
6.63%, 12/05/35	4,922	4,321
6.63%, 12/05/35 (d)	823	722
		5,043
COLOMBIA - 0.4%
Colombia Government International Bond, 5.00%, 06/15/45	2,010	1,719

CROATIA - 4.7%
Croatia Government International Bond, 6.25%, 04/27/17	20,491	21,481

CYPRUS - 3.7%
Cyprus Government International Bond
3.75%, 11/01/15 (d), EUR	4,554	5,092
4.75%, 06/25/19, EUR	4,447	5,258
4.63%, 02/03/20 (b) (d), EUR	2,456	2,885
3.88%, 05/06/22, EUR	3,267	3,689
		16,924
CÔTE D’IVOIRE - 1.0%
Ivory Coast Government International Bond
6.38%, 03/03/28 (d)	4,500	3,992
5.75%, 12/31/32	565	489
		4,481
DOMINICAN REPUBLIC - 3.1%
Dominican Republic Bond, 10.40%, 05/10/19, DOP	151,600	3,404
Dominican Republic International Bond
16.00%, 02/10/17, DOP	36,600	876
13.50%, 08/04/17, DOP	5,500	129
14.00%, 06/08/18, DOP	143,100	3,485
15.00%, 04/05/19, DOP	53,200	1,358
5.50%, 01/27/25 (d)	2,061	1,989
8.63%, 04/20/27	2,284	2,644
		13,885
ECUADOR - 7.5%
Ecuador Government International Bond
9.38%, 12/15/15	12,098	11,796
10.50%, 03/24/20 (d)	7,450	5,587
7.95%, 06/20/24 (d)	6,282	4,429
7.95%, 06/20/24	17,166	12,102
		33,914
ICELAND - 0.3%
Central Bank of Iceland, 6.00%, 10/13/16, ISO	275,203	1,527

INDONESIA - 1.9%
Indonesia Government International Bond, 3.38%, 07/30/25 (d), EUR	8,356	8,602

IRAQ - 2.4%
Republic of Iraq, 5.80%, 01/15/28	15,662	10,783

KAZAKHSTAN - 4.5%
Kazakhstan Government International Bond
5.13%, 07/21/25 (d)	19,835	19,095
6.50%, 07/21/45 (d)	1,600	1,503
		20,598
KENYA - 0.4%
Kenya Government International Bond, 6.88%, 06/24/24	2,039	1,847

LEBANON - 5.2%
Lebanon Government International Bond
8.50%, 01/19/16	9,153	9,248
4.50%, 04/22/16	4,675	4,690
Lebanon Treasury Note, 6.50%, 12/10/15 - 01/07/16, LBP	14,149,230	9,425
		23,363
MACEDONIA - 3.9%
Former Yugoslav Republic of Macedonia
4.63%, 12/08/15, EUR	807	900
3.98%, 07/24/21 (b), EUR	5,018	5,443
3.98%, 07/24/21 (d), EUR	10,278	11,149
		17,492
MONGOLIA - 1.0%
Mongolia Government International Bond
4.13%, 01/05/18	1,475	1,361
5.13%, 12/05/22	3,982	3,270
		4,631
NEW ZEALAND - 3.5%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	2,693
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (e), NZD	8,491	5,574
3.00%, 09/20/30 (e), NZD	10,693	7,659
		15,926

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

	Shares/Par/Contracts†	Value
NIGERIA - 1.1%
Nigeria Government International Bond, 5.13%, 07/12/18	4,946	4,748

PAKISTAN - 3.0%
Pakistan Government International Bond
7.13%, 03/31/16	979	991
6.88%, 06/01/17	1,016	1,054
7.25%, 04/15/19 (d)	2,329	2,389
8.25%, 04/15/24	6,983	7,300
8.25%, 04/15/24 (d)	1,954	2,043
		13,777
PHILIPPINES - 1.1%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	2,700
6.25%, 01/14/36, PHP	100,000	2,348
		5,048
ROMANIA - 4.0%
Romania Government Bond
5.85%, 04/26/23, RON	19,330	5,654
5.80%, 07/26/27, RON	13,550	3,976
Romania Government International Bond
6.75%, 02/07/22	2,472	2,917
4.38%, 08/22/23	82	86
4.88%, 01/22/24	164	177
3.63%, 04/24/24, EUR	4,310	5,178
		17,988
RWANDA - 1.0%
Rwanda International Government Bond, 6.63%, 05/02/23	4,866	4,575

SERBIA - 8.6%
Republic of Serbia, 5.88%, 12/03/18	4,516	4,714
Serbia Treasury Bond
11.50%, 10/26/15, RSD	244,090	2,285
10.00%, 01/30/16 - 02/05/22, RSD	3,225,020	32,155
		39,154
SLOVENIA - 3.3%
Slovenia Government International Bond
4.13%, 02/18/19	4,296	4,532
5.50%, 10/26/22	2,695	3,027
5.85%, 05/10/23 (d)	5,263	6,013
5.85%, 05/10/23	1,325	1,514
		15,086
SRI LANKA - 1.8%
Sri Lanka Government International Bond
6.00%, 01/14/19	610	616
6.25%, 10/04/20 - 07/27/21	2,748	2,759
5.88%, 07/25/22	4,972	4,798
		8,173
TANZANIA - 1.4%
Tanzania Government International Bond, 6.54%, 03/08/20 (f)	6,828	6,470

UNITED STATES OF AMERICA - 0.7%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.89%, 06/15/32 (f)	4,148	632
Federal National Mortgage Association REMIC
Interest Only, 6.01%, 03/25/33 (f)	1,530	304
Interest Only, 5.86%, 11/25/38 (f)	3,916	442
Interest Only, 6.06%, 07/25/42 - 04/25/43 (f)	7,746	1,300
Interest Only, 5.96%, 01/25/43 (f)	3,855	698
		3,376
VENEZUELA - 3.9%
Venezuela Government International Bond
5.75%, 02/26/16	3,897	3,283
7.65%, 04/21/25	1,229	406
9.25%, 09/15/27	17,454	6,807
11.95%, 08/05/31	17,925	7,035
		17,531
ZAMBIA - 1.9%
Zambia Government International Bond
5.38%, 09/20/22	835	592
8.50%, 04/14/24 (d)	6,124	4,899
8.97%, 07/30/27 (d)	3,817	3,015
		8,506
Total Government and Agency Obligations (cost $393,264)		366,086

INVESTMENT COMPANIES - 0.4%
Fondul Proprietatea SA	10,011	2,001
Total Investment Companies (cost $2,515)		2,001

PURCHASED OPTIONS - 0.6%
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, DUB	6,360,000	205
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, GSC	6,950,000	226
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB	7,230,000	235
Euro versus USD Call Option, Strike Price 1.06, Expiration 11/10/15, GSC	17,054,000	34
Euro versus USD Call Option, Strike Price 1.06, Expiration 11/10/15, JPM	17,055,000	33
Euro versus USD Call Option, Strike Price 1.10, Expiration 11/01/16, DUB	13,983,000	463
Euro versus USD Call Option, Strike Price 6.34, Expiration 06/07/16, CIT	6,640,000	222
Euro versus USD Call Option, Strike Price 6.34, Expiration 06/07/16, SCB	8,221,000	274
Euro versus USD Call Option, Strike Price 6.46, Expiration 06/15/17, SCB	7,150,000	354
Euro versus USD Call Option, Strike Price 6.46, Expiration 06/15/17, SCB	7,659,000	378
Hang Seng China Enterprises Index Call Option, Strike Price HKD 14,000, Expiration 12/30/15, CGM	109	1
Hang Seng China Enterprises Index, Call Option, Strike Price HKD 11,800, Expiration 12/30/15, DUB	155	12
Indian Rupee versus USD Put Option, Strike Price INR 65.52, Expiration 01/04/16, SCB	8,442,000	64
Indian Rupee versus USD Put Option, Strike Price INR 65.58, Expiration 01/04/16, JPM	11,750,000	92
Nikkei 225 Index, Call Option, Strike Price JPY 20,000, Expiration 11/13/15, DUB	58	27
Put Swaption, 3-Month Saudi Riayl Interbank Offered Rate versus 2.84% fixed, Expiration 08/18/16, GSC	19,843,000	10
Put Swaption, 3-Month Saudi Riayl Interbank Offered Rate versus 2.88% fixed, Expiration 08/18/16, GSC	40,603,000	18
Total Purchased Options (cost $3,905)		2,648

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RIGHTS - 0.0%
Societatea Nationala Nuclearelectrica SA (a) (g)	50	—
Total Rights (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 0.5% (f)

ETHIOPIA - 0.5%
Ethiopian Railways Corp. Term Loan, 4.23%, 08/01/21 (g) (h) (i)	$2,700	2,215
Total Variable Rate Senior Loan Interests (cost $2,319)		2,215

SHORT TERM INVESTMENTS - 13.1%

Investment Company - 3.3%
JNL Money Market Fund, 0.10% (j) (k)	15,214	15,214

Repurchase Agreements - 2.0%
Spain - 2.0%
Repurchase Agreement with BOA, (0.28)% (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,549) acquired on 09/15/15, due 10/07/2015 at $8,909 (h), EUR	7,973	8,909

Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (k)	4,370	4,370

Treasury Securities - 6.8%
Lebanon Treasury Bill
0.00%, 10/15/15, LBP	2,077,540	1,376
0.00%, 01/28/16, LBP	8,341,680	5,454
0.00%, 03/03/16, LBP	1,556,100	1,012
0.00%, 09/22/16, LBP	816,020	515
Philippine Treasury Bill, 0.04%, 05/04/16, PHP	17,200	360
Rikisvixill
0.02%, 10/15/15, ISO	511,240	2,825
0.02%, 11/16/15, ISO	287,970	1,578
0.02%, 12/15/15, ISO	215,624	1,178
U.S. Treasury Bill
0.01%, 10/15/15 (l)	$10,000	10,000
0.06%, 12/17/15 (l)	5,000	5,000
Uruguay Treasury Bill
0.41%, 10/08/15, UYU (m)	20,240	694
0.41%, 01/14/16, UYU (m)	2,000	66
0.40%, 05/17/16, UYU (m)	6,530	206
0.37%, 07/28/16, UYU (m)	5,615	169
0.40%, 09/15/16, UYU (m)	15,041	453
		30,886
Total Short Term Investments (cost $59,723)		59,379
Total Investments - 98.5% (cost $478,111)		446,922
Total Securities Sold Short - (1.9%) (proceeds $8,049)		(8,435)
Other Assets and Liabilities, Net - 3.4%		15,341
Total Net Assets - 100.0%		$453,828

SECURITIES SOLD SHORT - 1.9%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%

SPAIN - 1.9%
Spain Government Bond, 5.40%, 01/31/23 (d), EUR	5,943	$8,435
Total Securities Sold Short - 1.9% (proceeds $8,049)		$8,435

(a)                                 Non-income producing security.

(b)                                 All or a portion of the security was on loan.

(c)                                  Issuer was in bankruptcy and/or was in defaulted relating to principal and/or interest. The aggregate value of these securities represented 0.99% of net assets.

(d)                                 The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $83,405 for long term investments and ($8,435) for securities sold short which represented 18.4% and (1.9%) of net assets, respectively.

(e)                                  Treasury inflation indexed note, par amount is not adjusted for inflation.

(f)                                   Variable rate securities. Rate stated was in effect as of September 30, 2015.

(g)                                  Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(h)                                 The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(i)                                     Unfunded loan commitment relating to this security at September 30, 2015. See Unfunded Loan Commitments in the Notes to Schedules of Investments.

(j)                                    Investment in affiliate.

(k)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

(l)                                     All or a portion of the security is pledged or segregated as collateral.

(m)                             The currency exchange rate of the security fair valued in good faith in accordance with the procedures approved by the Trust’s Board and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Notional/ Contracts	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD Call Option, GSC	07/27/2016	CNY	6.40	6,360,000	$(205)
Chinese Offshore Yuan versus USD Call Option, GSC	07/27/2016	CNY	6.39	6,950,000	(227)
Chinese Offshore Yuan versus USD Call Option, SCB	06/07/2016	CNY	6.34	8,221,000	(275)
Chinese Offshore Yuan versus USD Call Option, SCB	07/27/2016	CNY	6.39	7,230,000	(235)
				28,761,000	$(942)
Index Options
Nikkei 225 Index, Call Option, GSC	11/13/2015		20,000	58	$(24)

Interest Rate Swaptions
Put Swaption, 3-Month LIBOR versus 1.98% fixed, GSC	08/18/2016		N/A	5,205,716	$(30)
Put Swaption, 3-Month LIBOR versus 2.01% fixed, MSC	08/18/2016		N/A	10,524,000	(59)
				15,729,716	$(89)

Summary of Written Options

	Notional/ Contracts	Premiums
Options outstanding at December 31, 2014	83,857,642	$2,818
Options written during the period	44,490,774	2,129
Options closed during the period	(31,176,642)	(1,326)
Options expired during the period	(52,681,000)	(1,492)
Options outstanding at September 30, 2015	44,490,774	$2,129

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	December 2015	(788)	$(1,782)
10-Year USD Deliverable Interest Rate Swap Future	December 2015	22	(42)
2-Year USD Deliverable Interest Rate Swap Future	December 2015	(178)	(56)
3-Month Sterling Interest Rate Future	March 2016	(1,013)	(229)
30-Year USD Deliverable Interest Rate Swap Future	December 2015	(22)	(82)
5-Year USD Deliverable Interest Rate Swap Future	December 2015	(327)	(381)
90-Day Eurodollar Future	March 2017	(726)	(1,288)
90-Day Eurodollar Future	September 2017	(190)	(209)
Euro STOXX 50 Future	December 2015	134	(133)
Euro-Bund Future	December 2015	36	93
S&P 500 E-Mini Index Future	December 2015	(118)	208
SET50 Index Future	December 2015	(474)	68
SGX CNX Nifty Index Future	October 2015	300	19
Tokyo Price Index Future	December 2015	92	(193)
U.S. Treasury Note Future, 10-Year	December 2015	(14)	(20)
USD Denominated Nikkei 225 Future	December 2015	17	(3)
			$(4,030)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/13/2015	JPM	AUD	14,772	$10,362	$(55)
AUD/USD	10/20/2015	GSC	AUD	11,871	8,324	(169)
CHF/USD	12/16/2015	BNP	CHF	18,816	19,362	(114)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CLP/USD	11/18/2015	BNP	CLP	2,864,830	$4,098	$(52)
CNH/USD	10/20/2015	SCB	CNH	39,820	6,240	96
CNH/USD	10/20/2015	GSC	CNH	19,830	3,108	51
CNH/USD	11/20/2015	GSC	CNH	25,478	3,978	58
CNH/USD	11/20/2015	DUB	CNH	19,960	3,116	43
CNH/USD	11/20/2015	BOA	CNH	20,210	3,155	45
CNH/USD	06/13/2016	SCB	CNH	44,525	6,836	41
CNH/USD	07/29/2016	GSC	CNH	69,367	10,620	59
CNH/USD	07/29/2016	SCB	CNH	38,605	5,910	34
CNY/USD	03/02/2016	SCB	CNY	39,153	6,095	(35)
CNY/USD	03/02/2016	JPM	CNY	39,153	6,095	(35)
CNY/USD	03/07/2016	SCB	CNY	20,281	3,157	(19)
CNY/USD	03/07/2016	BNP	CNY	18,983	2,955	(18)
EUR/HUF	10/01/2015	MSC	HUF	(896,797)	(3,197)	20
EUR/HUF	10/08/2015	BNP	HUF	(2,352,662)	(8,385)	(92)
EUR/HUF	10/15/2015	BOA	HUF	(915,615)	(3,263)	21
EUR/HUF	11/03/2015	JPM	HUF	(3,864,754)	(13,770)	180
EUR/HUF	12/17/2015	DUB	HUF	(2,800,911)	(9,982)	36
EUR/USD	10/23/2015	SCB	EUR	964	1,078	21
EUR/USD	11/10/2015	SCB	EUR	6,903	7,718	116
EUR/USD	11/27/2015	MSC	EUR	616	689	(1)
EUR/USD	11/27/2015	MSC	EUR	3,315	3,707	115
GBP/EUR	12/03/2015	MSC	EUR	(8,605)	(9,625)	(60)
GBP/EUR	12/03/2015	BNP	EUR	(8,655)	(9,681)	(1)
HUF/EUR	10/01/2015	MSC	EUR	(2,895)	(3,235)	(38)
HUF/EUR	10/08/2015	BNP	EUR	(7,565)	(8,454)	(68)
HUF/EUR	10/15/2015	BOA	EUR	(2,954)	(3,302)	(38)
HUF/EUR	11/03/2015	JPM	EUR	(12,467)	(13,938)	(168)
HUF/EUR	12/17/2015	DUB	EUR	(8,985)	(10,053)	(71)
INR/USD	10/09/2015	SCB	INR	703,586	10,705	237
INR/USD	10/27/2015	DUB	INR	575,562	8,727	(184)
JPY/USD	10/16/2015	GSC	JPY	1,022,445	8,525	136
JPY/USD	11/17/2015	JPM	JPY	631,354	5,266	22
MXN/USD	11/19/2015	SCB	MXN	268,208	15,803	(365)
OMR/USD	04/01/2016	BNP	OMR	2,303	5,926	(30)
OMR/USD	05/11/2016	BNP	OMR	1,721	4,418	(30)
OMR/USD	06/06/2016	BNP	OMR	5,904	15,131	(118)
PHP/USD	10/01/2015	BOA	PHP	94,074	2,013	(62)
PHP/USD	11/09/2015	BOA	PHP	22,914	489	4
PHP/USD	11/09/2015	BNP	PHP	30,082	642	5
PHP/USD	11/09/2015	CGM	PHP	22,433	479	4
PHP/USD	11/12/2015	GSC	PHP	457,029	9,752	(162)
PLN/EUR	10/08/2015	BNP	EUR	(1,261)	(1,410)	(10)
PLN/EUR	11/03/2015	JPM	EUR	(7,691)	(8,598)	(184)
PLN/EUR	12/17/2015	DUB	EUR	(9,443)	(10,566)	(111)
PLN/USD	11/24/2015	SCB	PLN	1,291	339	(4)
RSD/EUR	10/13/2015	DUB	EUR	(74)	(83)	7
RSD/EUR	10/13/2015	CGM	EUR	(606)	(677)	61
RSD/EUR	01/29/2016	CGM	EUR	(5,606)	(6,278)	307
RSD/EUR	01/29/2016	DUB	EUR	(131)	(147)	6
RSD/EUR	09/21/2016	DUB	EUR	(1,505)	(1,697)	37
SEK/USD	12/16/2015	BNP	SEK	161,775	19,364	(233)
TRY/ZAR	01/13/2016	SCB	ZAR	(42,222)	(2,990)	(280)
USD/AUD	10/13/2015	JPM	AUD	(15,518)	(10,885)	624
USD/AUD	10/20/2015	GSC	AUD	(10,823)	(7,589)	395
USD/AUD	10/20/2015	SCB	AUD	(1,048)	(735)	35
USD/AUD	11/05/2015	MSC	AUD	(26,208)	(18,361)	477
USD/CAD	12/23/2015	SCB	CAD	(38,921)	(29,156)	155
USD/CHF	12/16/2015	BNP	CHF	(18,816)	(19,362)	127
USD/CLP	11/18/2015	SCB	CLP	(3,397,600)	(4,860)	(56)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CLP	11/18/2015	BNP	CLP	(7,223,571)	$(10,332)	$82
USD/CNH	10/20/2015	SCB	CNH	(30,573)	(4,791)	(32)
USD/CNH	10/20/2015	GSC	CNH	(19,830)	(3,108)	(21)
USD/CNH	11/20/2015	DUB	CNH	(19,960)	(3,116)	(20)
USD/CNH	11/20/2015	BOA	CNH	(20,210)	(3,155)	(20)
USD/CNH	11/20/2015	GSC	CNH	(25,478)	(3,978)	(26)
USD/CNH	06/13/2016	SCB	CNH	(44,525)	(6,836)	(161)
USD/CNH	07/29/2016	SCB	CNH	(38,605)	(5,910)	(184)
USD/CNH	07/29/2016	GSC	CNH	(69,367)	(10,620)	(262)
USD/CNY	03/02/2016	SCB	CNY	(78,306)	(12,191)	387
USD/CNY	03/07/2016	SCB	CNY	(39,264)	(6,111)	194
USD/EUR	10/23/2015	SCB	EUR	(9,191)	(10,273)	(205)
USD/EUR	10/28/2015	GSC	EUR	(4,595)	(5,137)	(101)
USD/EUR	11/04/2015	DUB	EUR	(2,288)	(2,558)	(30)
USD/EUR	11/10/2015	SCB	EUR	(18,702)	(20,910)	(475)
USD/EUR	11/25/2015	GSC	EUR	(14,914)	(16,679)	(106)
USD/EUR	11/25/2015	GSC	EUR	(1,831)	(2,048)	33
USD/EUR	11/27/2015	SCB	EUR	(3,931)	(4,396)	551
USD/EUR	12/02/2015	SCB	EUR	(32,441)	(36,285)	1,018
USD/EUR	12/04/2015	GSC	EUR	(3,825)	(4,278)	29
USD/EUR	12/04/2015	GSC	EUR	(2,297)	(2,569)	(3)
USD/EUR	12/16/2015	GSC	EUR	(6,956)	(7,783)	(16)
USD/EUR	12/16/2015	GSC	EUR	(275)	(308)	2
USD/EUR	12/16/2015	SCB	EUR	(3,606)	(4,035)	59
USD/EUR	12/23/2015	JPM	EUR	(15,241)	(17,056)	177
USD/JPY	10/16/2015	GSC	JPY	(1,022,445)	(8,524)	(222)
USD/JPY	11/17/2015	JPM	JPY	(631,354)	(5,266)	(186)
USD/NOK	10/28/2015	DUB	NOK	(78,918)	(9,266)	343
USD/NOK	10/28/2015	BNP	NOK	(3,228)	(379)	9
USD/NOK	10/28/2015	JPM	NOK	(3,200)	(376)	8
USD/NZD	11/10/2015	GSC	NZD	(3,548)	(2,262)	43
USD/NZD	11/10/2015	SCB	NZD	(3,199)	(2,039)	25
USD/NZD	11/19/2015	SCB	NZD	(17,483)	(11,137)	270
USD/NZD	12/15/2015	DUB	NZD	(5,136)	(3,265)	(50)
USD/OMR	04/01/2016	BNP	OMR	(2,303)	(5,926)	31
USD/OMR	05/11/2016	BNP	OMR	(1,721)	(4,418)	18
USD/OMR	06/06/2016	BNP	OMR	(5,904)	(15,131)	107
USD/OMR	08/17/2016	BNP	OMR	(347)	(886)	5
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,920)	60
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,919)	60
USD/OMR	05/25/2017	BNP	OMR	(2,773)	(6,984)	81
USD/OMR	06/05/2017	BNP	OMR	(4,155)	(10,460)	138
USD/OMR	08/14/2017	BNP	OMR	(2,303)	(5,780)	90
USD/OMR	08/21/2017	BNP	OMR	(1,721)	(4,318)	69
USD/OMR	08/28/2017	BNP	OMR	(5,904)	(14,808)	237
USD/PEN	02/24/2016	SCB	PEN	(5,257)	(1,566)	(31)
USD/PEN	02/26/2016	BNP	PEN	(7,937)	(2,364)	(61)
USD/PEN	08/29/2016	SCB	PEN	(8,092)	(2,326)	(24)
USD/RON	10/26/2015	BNP	RON	(22,734)	(5,747)	(111)
USD/RON	11/18/2015	BNP	RON	(19,777)	(4,998)	(17)
USD/RON	11/25/2015	BNP	RON	(15,296)	(3,864)	56
USD/SEK	12/16/2015	BNP	SEK	(50,617)	(6,059)	(10)
USD/SEK	12/16/2015	BNP	SEK	(111,158)	(13,305)	19
USD/SGD	10/02/2015	JPM	SGD	(4,025)	(2,829)	154
USD/SGD	10/21/2015	BNP	SGD	(1,116)	(783)	24
USD/SGD	10/21/2015	GSC	SGD	(4,890)	(3,434)	33
USD/SGD	10/21/2015	DUB	SGD	(4,890)	(3,434)	36
USD/SGD	10/21/2015	SCB	SGD	(3,756)	(2,638)	27
USD/SGD	11/20/2015	BOA	SGD	(12,600)	(8,839)	127
USD/SGD	11/20/2015	GSC	SGD	(13,810)	(9,688)	137

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/TRY	12/11/2015	SCB	TRY	(8,578)	$(2,773)	$(29)
USD/TRY	01/13/2016	BNP	TRY	(3,152)	(1,008)	144
USD/TRY	01/13/2016	SCB	TRY	(5,317)	(1,701)	251
USD/TWD	10/26/2015	JPM	TWD	(15,004)	(456)	5
USD/TWD	10/29/2015	BOA	TWD	(264,820)	(8,043)	371
USD/TWD	10/29/2015	CGM	TWD	(127,700)	(3,878)	177
USD/TWD	11/16/2015	BNP	TWD	(103,683)	(3,149)	40
USD/TWD	11/16/2015	BOA	TWD	(87,891)	(2,670)	34
USD/TWD	11/16/2015	GSC	TWD	(111,658)	(3,392)	43
USD/TWD	11/25/2015	BNP	TWD	(65,613)	(1,993)	(1)
USD/TWD	11/25/2015	JPM	TWD	(92,430)	(2,808)	7
USD/TWD	12/02/2015	DUB	TWD	(79,390)	(2,412)	(13)
USD/TWD	12/02/2015	GSC	TWD	(50,381)	(1,531)	(8)
USD/TWD	12/02/2015	BOA	TWD	(100,710)	(3,059)	(15)
UYU/USD(†)	10/29/2015	CGM	UYU	33,000	1,122	(81)
UYU/USD(†)	02/22/2016	CGM	UYU	34,790	1,127	(33)
ZAR/USD	01/13/2016	SCB	ZAR	42,222	2,990	(101)
ZMW/USD	11/30/2015	SCB	ZMW	4,199	341	(201)
ZMW/USD	12/04/2015	SCB	ZMW	4,471	362	(215)
ZMW/USD	12/23/2015	CGM	ZMW	2,839	227	(128)
ZMW/USD	12/28/2015	SCB	ZMW	4,698	375	(216)
ZMW/USD	01/11/2016	BNP	ZMW	1,904	151	(86)
ZMW/USD	01/14/2016	SCB	ZMW	5,211	413	(204)
ZMW/USD	01/15/2016	CGM	ZMW	4,726	374	(219)
ZMW/USD	01/19/2016	SCB	ZMW	24,556	1,941	(1,042)
					$(418,948)	$1,557

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	$—	$74
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	570
DUB	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.15%	06/28/2020	SAR	12,010	—	(40)
DUB	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.13%	08/02/2020	SAR	12,240	—	(24)
DUB	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.19%	08/02/2020	SAR	8,167	—	(22)
DUB	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.31%	08/02/2020	SAR	6,494	—	(27)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.17%	06/29/2020	SAR	6,340	—	(23)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.16%	08/03/2020	SAR	16,320	—	(38)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.35%	08/12/2020	SAR	16,235	—	(75)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.33%	08/17/2020	SAR	17,516	—	(74)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	17,174	—	(89)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	18,189	—	(93)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.46%	08/19/2020	SAR	20,007	—	(118)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.26%	09/17/2020	SAR	29,400	—	(84)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.34%	09/21/2020	SAR	29,400	—	(112)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.23%	09/28/2020	SAR	10,672	—	(24)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.64%	07/27/2022	SAR	11,729	—	(41)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.61%	07/30/2022	SAR	11,728	—	(35)
BNP	7-Day China Fixing Repo Rate	Paying	2.45%	06/24/2017	CNY	30,703	—	10
BNP	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	32,467	—	14
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	20
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	32,803	—	11
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/25/2017	CNY	74,545	—	25
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	07/16/2017	CNY	49,313	—	17
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	45,368	—	17
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	23,700	—	8
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	59,633	—	23

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	$—	$20
GSI	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,605	—	23
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	28
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	64,307	—	21
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	08/20/2017	CNY	33,857	—	12
JPM	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	28
SCB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,606	—	23
SCB	7-Day China Fixing Repo Rate	Paying	2.50%	06/25/2017	CNY	77,921	—	36
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	61,983	—	19
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	21,668	—	8
DUB	Brazil Interbank Deposit Rate	Paying	12.96%	01/02/2018	BRL	22,045	—	(254)
DUB	Brazil Interbank Deposit Rate	Paying	13.00%	01/02/2018	BRL	35,225	—	(399)
GSI	Brazil Interbank Deposit Rate	Paying	12.02%	01/02/2017	BRL	58,386	—	(583)
GSI	Brazil Interbank Deposit Rate	Paying	12.08%	01/02/2017	BRL	67,484	—	(656)
GSI	Brazil Interbank Deposit Rate	Paying	13.27%	01/02/2018	BRL	45,104	—	(448)
GSI	Brazil Interbank Deposit Rate	Paying	13.26%	01/02/2018	BRL	125,421	—	(1,252)
GSI	Brazil Interbank Deposit Rate	Paying	13.18%	01/02/2018	BRL	157,344	—	(1,652)
GSI	Brazil Interbank Deposit Rate	Paying	13.19%	01/02/2018	BRL	65,662	—	(688)
GSI	Brazil Interbank Deposit Rate	Receiving	11.51%	01/02/2023	BRL	30,229	—	983
GSI	Brazil Interbank Deposit Rate	Receiving	11.64%	01/02/2023	BRL	26,371	—	821
							$—	$(4,040)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	$1,690		$37
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	3,210		67
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	4,080		73
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	3,270		59
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	2,199		44
N/A	3-Month LIBOR	Paying	1.75%	07/31/2020	1,732		31
N/A	3-Month LIBOR	Paying	1.74%	08/12/2020	4,368		76
N/A	3-Month LIBOR	Paying	1.62%	08/14/2020	4,650		55
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,236		33
N/A	3-Month LIBOR	Paying	1.69%	08/17/2020	4,942		74
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,395		35
N/A	3-Month LIBOR	Paying	1.70%	08/19/2020	8,171		125
N/A	3-Month LIBOR	Paying	1.57%	09/17/2020	7,714		65
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	5,597		70
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	2,269		28
N/A	3-Month LIBOR	Paying	1.54%	09/23/2020	300		2
N/A	3-Month LIBOR	Paying	1.55%	09/23/2020	310		2
N/A	3-Month LIBOR	Paying	2.13%	07/27/2022	2,939		82
N/A	3-Month LIBOR	Paying	2.06%	07/30/2022	3,069		76
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	3,400		(95)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	576
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.77%	03/05/2025	NZD	4,292	62
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	5,278	168
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	3,210	102
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.92%	06/25/2025	NZD	8,685	210
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.81%	07/20/2025	NZD	9,249	163
N/A	6-Month Euribor	Receiving	2.50%	12/16/2017	EUR	1,819	(2)
N/A	6-Month Euribor	Receiving	0.21%	04/15/2020	EUR	20,450	92
N/A	6-Month Euribor	Receiving	0.21%	04/15/2020	EUR	24,050	106
N/A	6-Month Euribor	Receiving	0.50%	12/16/2020	EUR	25,807	(145)
N/A	6-Month Euribor	Receiving	0.75%	12/16/2025	EUR	15,990	(273)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.95%	10/27/2019	PLN	68,947	35
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	50,127	(95)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	10,726	$(21)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.72%	02/27/2020	PLN	16,787	(42)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.52%	12/24/2024	JPY	3,939,100	(189)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.51%	01/07/2025	JPY	113,775	(4)
							$1,682

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (7)	Pay Rate (7)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)	Unrealized Depreciation
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891	$(3,705)	$(980)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$142	$424	$(282)
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	(2)	(36)	34
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(2)	(15)	13
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	1,020	2,422	(1,402)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(11)	(13)	2
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(10)	(12)	2
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(81)	(143)	62
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	22	57	(35)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2019	900	45	55	(10)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2020	18,870	1,402	1,610	(208)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	2,117	1,769	348
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	10,000	1,472	919	553
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	1,103	489	614
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	254	117	137
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(16)	(19)	3
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(16)	(26)	10
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(15)	(24)	9
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(59)	(89)	30
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(16)	(18)	2
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	4	2	2
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	15	4	11
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(14)	(15)	1
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(15)	(25)	10
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(30)	(38)	8
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	90	27	63
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	381	146	235
					$114,752	$7,780	$7,568	$212
Credit default swap agreements - sell protection (3)
BNP	Republic of Colombia, 10.38%, 01/28/2033	2.31%	1.00%	03/20/2020	$(1,000)	$(54)	$(32)	$(22)
BNP	Republic of Colombia, 10.38%, 01/28/2033	2.31%	1.00%	03/20/2020	(1,460)	(80)	(48)	(32)
BNP	Republic of Colombia, 10.38%, 01/28/2033	2.31%	1.00%	03/20/2020	(2,430)	(133)	(80)	(53)
GSI	Republic of Colombia, 10.38%, 01/28/2033	2.31%	1.00%	03/20/2020	(797)	(44)	(27)	(17)
JPM	Republic of Colombia, 10.38%, 01/28/2033	2.31%	1.00%	03/20/2020	(970)	(53)	(32)	(21)
CIT	Republic of Nigeria, 6.75%, 01/28/2021	4.17%	3.50%	06/20/2016	(1,810)	(7)	(9)	2
CIT	Republic of Nigeria, 6.75%, 01/28/2021	4.17%	1.00%	09/20/2016	(400)	(12)	(11)	(1)
GSI	Republic of South Africa, 5.50%, 03/09/2020	2.43%	1.00%	12/20/2018	(10,000)	(437)	(502)	65
BNP	Republic of Turkey, 11.88%, 01/15/2030	3.05%	1.00%	09/20/2020	(4,400)	(405)	(343)	(62)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
BNP	Republic of Turkey, 11.88%, 01/15/2030	3.48%	1.00%	06/20/2023	$(2,236)	$(352)	$(128)	$(224)
BNP	Republic of Turkey, 11.88%, 01/15/2030	3.48%	1.00%	06/20/2023	(2,000)	(315)	(120)	(195)
GSI	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(3,300)	(145)	(65)	(80)
GSI	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(2,570)	(113)	(52)	(61)
GSI	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(5,450)	(240)	(115)	(125)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(1,600)	(71)	(34)	(37)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(1,100)	(48)	(21)	(27)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(3,300)	(145)	(67)	(78)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(1,090)	(48)	(23)	(25)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(5,450)	(239)	(116)	(123)
MSC	Republic of Turkey, 11.88%, 01/15/2030	2.55%	1.00%	09/20/2018	(7,980)	(350)	(162)	(188)
					$(59,343)	$(3,291)	$(1,987)	$(1,304)

†Forward currency contracts fair valued in good faith in accordance with the procedures approved by the Trust’s Board and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(7)Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

JNL/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 4.1%
Daimler AG	11	$775
McDonald’s Corp.	10	1,016
Pearson Plc	42	725
Regal Entertainment Group - Class A (a)	35	647
Shaw Communications Inc.	33	643
		3,806
CONSUMER STAPLES - 12.4%
Altria Group Inc.	27	1,450
British American Tobacco Plc	22	1,218
Coca-Cola Co.	13	521
Imperial Tobacco Group Plc	29	1,481
Kimberly-Clark Corp.	8	878
Nestle SA	7	552
PepsiCo Inc.	6	576
Philip Morris International Inc.	23	1,855
Procter & Gamble Co.	9	629
Reynolds American Inc.	34	1,527
Unilever Plc	20	812
		11,499
ENERGY - 10.4%
Amec Foster Wheeler Plc	59	638
ConocoPhillips Co.	20	961
Enterprise Products Partners LP	38	952
Exxon Mobil Corp.	10	722
Kinder Morgan Inc.	53	1,478
Occidental Petroleum Corp.	18	1,168
Royal Dutch Shell Plc - ADR - Class A	25	1,183
Statoil ASA	85	1,238
Total SA	29	1,284
		9,624
FINANCIALS - 13.9%
Aberdeen Asset Management Plc	123	552
Allianz SE	5	712
Arthur J. Gallagher & Co.	11	467
AXA SA	28	687
CME Group Inc.	8	727
Commonwealth Bank of Australia	12	600
Muenchener Rueckversicherungs AG	8	1,501
People’s United Financial Inc. (a)	43	673
SCOR SE	32	1,154
Singapore Exchange Ltd.	100	494
Svenska Handelsbanken AB - Class A	64	924
Unibail-Rodamco SE	5	1,212
Wells Fargo & Co.	15	779
Welltower Inc.	24	1,607
Westpac Banking Corp.	38	791
		12,880
HEALTH CARE - 5.8%
AstraZeneca Plc - ADR	40	1,278
GlaxoSmithKline Plc	66	1,265
Merck & Co. Inc.	13	621
Pfizer Inc.	17	549
Roche Holding AG	2	650
Sanofi	6	548
Sonic Health Care Ltd.	35	454
		5,365
INDUSTRIALS - 9.7%
BAE Systems Plc	165	1,119
Corrections Corp. of America (a)	34	1,009
Deutsche Post AG	22	617
Emerson Electric Co.	13	569
Iron Mountain Inc.	43	1,333
Lockheed Martin Corp.	3	710
Orkla ASA	96	709
RR Donnelley & Sons Co.	52	755
Siemens AG	7	587
Vinci SA	16	1,025
Waste Management Inc.	12	586
		9,019
INFORMATION TECHNOLOGY - 5.2%
Automatic Data Processing Inc.	7	568
KLA-Tencor Corp.	12	585
Microchip Technology Inc. (a)	15	641
Microsoft Corp.	12	510
Seagate Technology Plc (a)	25	1,098
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	33	693
Texas Instruments Inc.	15	762
		4,857
MATERIALS - 4.9%
BASF SE	12	912
BHP Billiton Ltd.	29	462
Dow Chemical Co.	21	893
Potash Corp. of Saskatchewan Inc.	56	1,157
Rio Tinto Plc	17	572
Yara International ASA	14	563
		4,559
TELECOMMUNICATION SERVICES - 15.3%
AT&T Inc.	53	1,717
BCE Inc.	41	1,659
CenturyTel Inc.	45	1,127
Deutsche Telekom AG	40	707
Rogers Communications Inc. - Class B	42	1,441
Singapore Telecommunications Ltd.	234	593
Swisscom AG	3	1,313
Telstra Corp. Ltd.	291	1,151
TELUS Corp.	22	693
Verizon Communications Inc.	36	1,588
Vivendi SA	28	671
Vodafone Group Plc	503	1,586
		14,246
UTILITIES - 16.0%
Ameren Corp.	24	996
Duke Energy Corp.	20	1,472
Electricite de France SA	46	805
Entergy Corp.	18	1,157
Gas Natural SDG SA	32	629
National Grid Plc	135	1,877
PPL Corp. (a)	43	1,419
Southern Co. (a)	16	703
SSE Plc	58	1,319
TECO Energy Inc.	62	1,616
Terna Rete Elettrica Nazionale SpA	297	1,442
WEC Energy Group Inc.	27	1,413
		14,848
Total Common Stocks (cost $100,955)		90,703

SHORT TERM INVESTMENTS - 7.9%

Investment Company - 1.5%
JNL Money Market Fund, 0.10% (b) (c)	1,442	1,442

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.29% (b) (c)	5,932	5,932
Total Short Term Investments (cost $7,374)		7,374
Total Investments - 105.6% (cost $108,329)		98,077
Other Assets and Liabilities, Net - (5.6%)		(5,242)
Total Net Assets - 100.0%		$92,835

(a)                                 All or a portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Loss
USD/SGD	10/01/2015	BBH	SGD	(429)	$(301)	$(1)

See accompanying Notes to Schedules of Investments.

JNL/FAMCO Flex Core Covered Call Fund

	Shares/Par †	Value
COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 18.9%
Ford Motor Co.	253	$3,439
General Motors Co.	58	1,729
Home Depot Inc.	65	7,507
Macy’s Inc.	65	3,331
Ross Stores Inc.	71	3,461
Time Warner Inc.	66	4,530
Whirlpool Corp.	37	5,375
		29,372
CONSUMER STAPLES - 11.3%
CVS Health Corp.	72	6,908
PepsiCo Inc.	80	7,544
Wal-Mart Stores Inc.	49	3,145
		17,597
ENERGY - 3.7%
Chevron Corp.	45	3,510
Kinder Morgan Inc.	82	2,278
		5,788
FINANCIALS - 11.1%
BlackRock Inc.	17	5,027
JPMorgan Chase & Co.	83	5,030
U.S. Bancorp	58	2,362
Wells Fargo & Co.	95	4,858
		17,277
HEALTH CARE - 8.6%
Johnson & Johnson	54	4,994
Medtronic Plc	47	3,139
Pfizer Inc.	166	5,211
		13,344
INDUSTRIALS - 25.0%
Delta Air Lines Inc.	122	5,470
General Electric Co.	181	4,565
Honeywell International Inc.	56	5,265
Lockheed Martin Corp.	24	4,892
Raytheon Co.	42	4,589
Union Pacific Corp.	74	6,542
United Parcel Service Inc. - Class B	45	4,421
United Technologies Corp.	35	3,115
		38,859
INFORMATION TECHNOLOGY - 10.8%
Apple Inc.	77	8,504
Cisco Systems Inc.	196	5,156
International Business Machines Corp.	22	3,131
		16,791
MATERIALS - 2.7%
Dow Chemical Co.	100	4,219

TELECOMMUNICATION SERVICES - 5.5%
AT&T Inc.	143	4,646
Verizon Communications Inc.	90	3,907
		8,553
Total Common Stocks (cost $152,871)		151,800

SHORT TERM INVESTMENTS - 3.4%

Investment Company - 3.4%
JNL Money Market Fund, 0.10% (a) (b)	5,227	5,227
Total Short Term Investments (cost $5,227)		5,227
Total Investments - 101.0% (cost $158,098)		157,027
Other Assets and Liabilities, Net - (1.0%)		(1,485)
Total Net Assets - 100.0%		$155,542

(a)                                 Investment in affiliate.

(b)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	11/20/2015	115.00	395	$(139)
Apple Inc.	01/15/2016	140.00	376	(21)
AT&T Inc.	11/20/2015	36.00	1,426	(1)
BlackRock Inc.	01/15/2016	350.00	169	(1)
Chevron Corp.	10/16/2015	80.00	445	(60)
Cisco Systems Inc.	11/20/2015	28.00	1,964	(61)
CVS Caremark Corp.	01/15/2016	110.00	326	(23)
CVS Caremark Corp.	02/19/2016	110.00	390	(41)
Delta Air Lines Inc.	10/16/2015	49.00	931	(17)
Delta Air Lines Inc.	01/15/2016	50.00	288	(39)
Dow Chemical Co.	10/16/2015	45.00	663	(20)
Dow Chemical Co.	01/15/2016	50.00	332	(18)
Ford Motor Co.	10/16/2015	14.50	2,460	(15)
Ford Motor Co.	01/15/2016	17.00	74	—
General Electric Co.	01/15/2016	27.00	1,810	(69)
General Motors Co.	12/18/2015	29.00	576	(127)
Home Depot Inc.	11/20/2015	125.00	650	(51)
Honeywell International Inc.	01/15/2016	105.00	125	(10)
Honeywell International Inc.	01/15/2016	110.00	431	(10)
International Business Machines Corp.	01/15/2016	165.00	162	(13)
International Business Machines Corp.	01/15/2016	170.00	54	(2)
Johnson & Johnson	11/20/2015	95.00	535	(113)
JPMorgan Chase & Co.	01/15/2016	72.50	825	(16)
Kinder Morgan Inc.	01/15/2016	32.50	823	(37)
Lockheed Martin Corp.	10/16/2015	210.00	236	(54)
Macy’s Inc.	01/15/2016	65.00	649	(45)
Medtronic Inc.	11/20/2015	77.50	370	(3)
Medtronic Inc.	05/20/2016	72.50	99	(26)
PepsiCo Inc.	01/15/2016	97.50	800	(151)
Pfizer Inc.	10/16/2015	34.00	1,072	(8)
Pfizer Inc.	01/15/2016	36.00	587	(15)
Raytheon Co.	01/15/2016	115.00	420	(90)
Ross Stores Inc.	11/20/2015	55.00	714	(18)
Time Warner Inc.	10/16/2015	77.50	659	(3)
U.S. Bancorp	01/15/2016	48.00	576	(4)
Union Pacific Corp.	01/15/2016	105.00	740	(30)
United Parcel Service Inc.	10/16/2015	100.00	448	(53)
United Technologies Corp.	01/15/2016	97.50	350	(41)
Verizon Communications Inc.	10/16/2015	45.00	898	(6)
Wal-Mart Stores Inc.	12/18/2015	67.50	485	(56)
Wells Fargo & Co.	11/20/2015	55.00	370	(16)
Wells Fargo & Co.	01/15/2016	57.50	576	(24)
Whirlpool Corp.	01/15/2016	200.00	365	(13)
			26,644	$(1,560)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	39,805	$7,393
Options written during the period	148,259	20,903
Options closed during the period	(131,577)	(20,054)
Options exercised during the period	(2,247)	(349)
Options expired during the period	(27,596)	(2,816)
Options outstanding at September 30, 2015	26,644	$5,077

See accompanying Notes to Schedules of Investments.

JNL/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 93.3%
AUSTRALIA - 6.0%
Amcor Ltd.	213	$1,980
Ansell Ltd.	118	1,568
Caltex Australia Ltd.	77	1,704
James Hardie Industries SE - CDI (a)	108	1,303
		6,555
BELGIUM - 1.6%
Anheuser-Busch InBev NV	17	1,759

BERMUDA - 0.8%
Signet Jewelers Ltd.	6	825

CANADA - 2.8%
EnCana Corp.	83	536
Home Capital Group Inc. (a)	38	915
MacDonald Dettwiler & Associates Ltd. (a)	23	1,276
MEG Energy Corp. (b)	57	353
		3,080
DENMARK - 1.9%
Carlsberg A/S - Class B	26	2,035

FINLAND - 4.1%
Sampo Oyj - Class A	92	4,467

FRANCE - 4.8%
Iliad SA	4	786
Valeo SA	21	2,826
Vivendi SA	69	1,636
		5,248
GERMANY - 4.8%
Bayer AG	17	2,158
Fresenius SE & Co. KGaA	16	1,094
Symrise AG	32	1,931
		5,183
HONG KONG - 1.7%
AIA Group Ltd.	350	1,821

IRELAND - 3.7%
CRH Plc	40	1,058
Kerry Group Plc - Class A	25	1,913
Permanent TSB Group Holdings Plc (b)	191	1,012
		3,983
ISRAEL - 2.6%
Israel Discount Bank Ltd. - Class A (b)	499	912
Teva Pharmaceutical Industries Ltd. - ADR	35	1,948
		2,860
ITALY - 0.9%
Mediolanum SpA (a)	142	1,011

JAPAN - 17.6%
AEON Financial Service Co. Ltd. (a)	105	2,068
Asics Corp. (a)	88	2,095
Daiwa House Industry Co. Ltd.	131	3,240
Don Quijote Holdings Co. Ltd.	93	3,515
Japan Tobacco Inc.	62	1,936
KDDI Corp. (a)	82	1,826
Makita Corp. (a)	30	1,569
SoftBank Group Corp.	39	1,794
United Arrows Ltd.	25	1,028
		19,071
NETHERLANDS - 0.1%
Wolters Kluwer NV	3	89

NEW ZEALAND - 1.9%
Z Energy Ltd. (c)	519	2,026

NORWAY - 2.1%
Europris ASA (b)	141	672
Telenor ASA	89	1,661
		2,333
SWEDEN - 5.2%
Assa Abloy AB - Class B	145	2,605
Swedbank AB - Class A	137	3,036
		5,641
SWITZERLAND - 8.5%
Actelion Ltd.	14	1,816
Cie Financiere Richemont SA	14	1,063
Credit Suisse Group AG	63	1,524
GAM Holding Ltd.	76	1,341
Novartis AG	38	3,457
		9,201
UNITED KINGDOM - 20.7%
Associated British Foods Plc	23	1,150
Auto Trader Group Plc (b)	332	1,709
British American Tobacco Plc	61	3,349
Close Brothers Group Plc	37	839
Compass Group Plc	52	837
Informa Plc	348	2,964
Lloyds Banking Group Plc	2,450	2,789
London Stock Exchange Group Plc	48	1,751
Rexam Plc	132	1,049
SABMiller Plc	28	1,561
Shire Plc	33	2,255
Spire Healthcare Group Plc	275	1,502
Stagecoach Group Plc	23	118
William Hill Plc	112	594
		22,467
UNITED STATES OF AMERICA - 1.5%
Aon Plc - Class A	19	1,654
Total Common Stocks (cost $105,058)		101,309

SHORT TERM INVESTMENTS - 11.7%
Investment Company - 3.3%
JNL Money Market Fund, 0.10% (d) (e)	3,533	3,533

Securities Lending Collateral - 8.4%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (e)	9,178	9,178
Total Short Term Investments (cost $12,711)		12,711

Total Investments - 105.0% (cost $117,769)		114,020
Other Assets and Liabilities, Net - (5.0%)		(5,407)
Total Net Assets - 100.0%		$108,613

(a)              All or a portion of the security was on loan.

(b)              Non-income producing security.

(c)               Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(d)              Investment in affiliate.

(e)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital Frontier Markets 100 Index Fund

	Shares/Par †	Value
COMMON STOCKS - 72.9%
ARGENTINA - 1.1%
Telecom Argentina SA - Class B - ADR	13	$192

BANGLADESH - 2.8%
GrameenPhone Ltd.	24	88
Lafarge Surma Cement Ltd.	72	99
Olympic Industries Ltd.	20	76
Square Pharmaceuticals Ltd.	55	176
Titas Gas Transmission & Distribution Co. Ltd.	44	41
		480
JORDAN - 0.4%
Arab Bank Plc	2	16
Jordan Petroleum Refinery Co. Ltd.	10	59
		75
KAZAKHSTAN - 0.1%
KazMunaiGas Exploration Production JSC - GDR	1	8

KENYA - 6.3%
Co-operative Bank of Kenya Ltd.	105	18
East African Breweries Ltd.	123	327
Equity Group Holdings Ltd.	271	117
Kenya Commercial Bank Ltd.	798	359
Safaricom Ltd.	1,645	239
		1,060
KUWAIT - 17.5%
Agility Public Warehousing Co. KSC	76	141
ALAFCO Aviation Lease & Finance Co. KSCP	29	20
Boubyan Bank KSCP	71	95
Burgan Bank SAK	78	100
Commercial Real Estate Co. KSC	12	3
Jazeera Airways Co. KSC	24	37
Kuwait Finance House KSCP	267	504
Kuwait Foods Americana	16	118
Kuwait International Bank KSCP	58	44
Kuwait Projects Co. Holding KSCP	60	118
Kuwait Telecommunications Co. KSC (a)	47	132
Mabanee Co. SAK	55	155
Mobile Telecommunications Co. KSC	365	477
National Bank of Kuwait SAK	347	930
National Industries Group Holding SAK	16	8
National Real Estate Co. KSC (a)	59	15
Qurain Petrochemical Industries Co.	46	27
Warba Bank KSCP (a)	75	52
		2,976
MAURITIUS - 1.1%
MCB Group Ltd.	21	126
SBM Holdings Ltd.	2,730	65
		191
MOROCCO - 1.1%
Banque Centrale Populaire SA	3	75
Douja Promotion Groupe Addoha SA	23	59
Maroc Telecom	4	46
		180
NIGERIA - 11.7%
Dangote Cement Plc	95	85
Guaranty Trust Bank Plc	1,435	173
Nigerian Breweries Plc	1,031	761
SEPLAT Petroleum Development Co. Plc	35	44
UAC of Nigeria Plc	1,799	284
Zenith Bank Plc	7,558	640
		1,987
OMAN - 3.8%
BankMuscat SAOG	453	644

PAKISTAN - 8.8%
Engro Corp. Ltd.	17	47
Fauji Fertilizer Co. Ltd.	101	119
Habib Bank Ltd.	186	352
Hub Power Co. Ltd.	6	6
Indus Motor Co. Ltd.	17	166
Lucky Cement Ltd.	29	144
MCB Bank Ltd.	10	22
National Bank of Pakistan Co.	3	1
Oil & Gas Development Co. Ltd.	20	24
Pakistan Oilfields Ltd.	13	35
Pakistan Petroleum Ltd.	35	40
Pakistan State Oil Co. Ltd.	24	66
United Bank Ltd.	337	473
		1,495
ROMANIA - 6.9%
Banca Transilvania (a)	330	191
Electrica SA	4	13
OMV Petrom SA	10,819	918
Transgaz SA Medias	1	45
		1,167
SLOVENIA - 0.2%
Zavarovalnica Triglav d.d.	2	39

SRI LANKA - 2.1%
Commercial Bank of Ceylon Plc	109	123
Hatton National Bank Plc	28	43
John Keells Holdings Plc	151	182
		348
TOGO - 0.4%
Ecobank Transnational Inc. (a)	774	72

VIETNAM - 8.6%
Binh Minh Plastics JSC	17	83
DHG Pharmaceutical JSC	67	198
Hoa Phat Group JSC	228	308
Imexpharm Pharmaceutical JSC	67	127
PetroVietnam Drilling and Well Services JSC	111	171
PetroVietnam Fertilizer & Chemicals JSC	150	208
PetroVietnam Technical Service JSC	234	216
Viet Nam Dairy Products JSC	33	148
		1,459
Total Common Stocks (cost $13,615)		12,373

SHORT TERM INVESTMENTS - 18.3%
Investment Company - 18.3%
JNL Money Market Fund, 0.10% (b) (c)	3,109	3,109
Total Short Term Investments (cost $3,109)		3,109

Total Investments - 91.2% (cost $16,724)		15,482
Other Assets and Liabilities, Net - 8.8%		1,502
Total Net Assets - 100.0%		$16,984

(a)              Non-income producing security.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
Mini MSCI Emerging Markets Index Future	December 2015	72	$94

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
KES/USD	10/01/2015	CCI	KES	39,882	$381	$2
LKR/USD	10/01/2015	CCI	LKR	26,648	189	(1)
MAD/USD	10/01/2015	CCI	MAD	1,767	181	(1)
MUR/USD	10/01/2015	CCI	MUR	6,835	193	1
NGN/USD	10/02/2015	CCI	NGN	39,724	199	—
					$1,143	$1

See accompanying Notes to Schedules of Investments.

JNL/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 77.6%
GOVERNMENT SECURITIES - 77.6%
Federal Farm Credit Bank - 9.2%
Federal Farm Credit Bank
0.19%, 10/01/15 (a)	$2,000	$2,000
5.15%, 10/05/15 (a)	4,250	4,253
0.24%, 10/19/15 (a)	3,250	3,250
0.43%, 11/16/15 (a)	7,250	7,252
4.50%, 12/15/15 (a)	1,000	1,009
4.88%, 12/16/15 (a)	1,000	1,010
0.36%, 12/30/15 (a)	1,000	1,000
0.45%, 02/03/16 (a)	2,000	2,003
		21,777
Federal Home Loan Bank - 11.5%
Federal Home Loan Bank
0.18%, 10/09/15 (a) (b)	3,250	3,250
0.18%, 11/04/15 (a)	5,000	5,000
0.20%, 11/17/15 (a)	5,000	5,001
1.38%, 12/11/15 (a)	4,000	4,010
0.30%, 12/18/15 - 04/14/16 (a)	3,500	3,501
0.38%, 12/30/15 - 02/19/16 (a)	6,330	6,332
		27,094
Federal Home Loan Mortgage Corp. - 9.5%
Federal Home Loan Mortgage Corp.
4.75%, 11/17/15 (a)	6,344	6,381
0.45%, 11/24/15 (a)	13,127	13,133
0.40%, 03/15/16 (a)	3,000	3,001
		22,515
Federal National Mortgage Association - 11.4%
Federal National Mortgage Association
4.38%, 10/15/15 (a)	3,000	3,005
1.63%, 10/26/15 (a)	2,000	2,002
0.38%, 12/21/15 (a)	3,250	3,252
0.50%, 03/30/16 (a)	18,500	18,525
		26,784
U.S. Treasury Securities - 36.0%
U.S. Treasury Note
0.38%, 11/15/15 (c)	59,000	59,011
1.38%, 11/30/15	19,000	19,038
0.25%, 12/15/15	7,000	7,002
		85,051
Total Government and Agency Obligations (cost $183,230)		183,221

SHORT TERM INVESTMENTS - 45.8%
Federal Home Loan Bank - 2.0%
Federal Farm Credit Bank, 0.00%, 01/14/16 - 06/08/16 (a)	4,715	4,709

Federal Home Loan Mortgage Corp. - 1.7%
Federal Home Loan Mortgage Corp., 0.17%, 11/16/15 (a)	4,000	3,999

Investment Company - 4.4%
JNL Money Market Fund, 0.10% (d) (e)	10,312	10,312

Securities Lending Collateral - 23.3%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (e)	54,898	54,898

Treasury Securities - 14.4%
U.S. Treasury Bill, 0.01%, 10/15/15 (c)	$34,000	33,999
Total Short Term Investments (cost $107,916)		107,917

Total Investments - 123.4% (cost $291,146)		291,138
Other Assets and Liabilities, Net - (23.4%)		(55,184)
Total Net Assets - 100.0%		$235,954

(a)              This security is a direct debt of the agency and not collateralized by mortgages.

(b)              Variable rate securities. Rate stated was in effect as of September 30, 2015.

(c)               All or a portion of the security was on loan.

(d)              Investment in affiliate.

(e)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	12/18/2015	SGB	AUD	5,168	$3,612	$(10)
AUD/USD	12/18/2015	SSB	AUD	60,341	42,175	(548)
AUD/USD	12/18/2015	SGB	AUD	15,262	10,668	45
CAD/USD	12/18/2015	RBC	CAD	3,825	2,865	(29)
CAD/USD	12/18/2015	SGB	CAD	27,591	20,668	(172)
CAD/USD	12/18/2015	SSB	CAD	30,940	23,178	(240)
CAD/USD	12/18/2015	SSB	CAD	17,881	13,394	67
CHF/USD	12/18/2015	SGB	CHF	1,136	1,169	(1)
CHF/USD	12/18/2015	SSB	CHF	4,125	4,245	13
EUR/USD	12/18/2015	RBC	EUR	15,774	17,650	(52)
EUR/USD	12/18/2015	SGB	EUR	4,527	5,065	(62)
EUR/USD	12/18/2015	SSB	EUR	13,206	14,777	(132)
EUR/USD	12/18/2015	SSB	EUR	7,268	8,132	35
GBP/USD	12/18/2015	SSB	GBP	21,183	32,035	(432)
GBP/USD	12/18/2015	SGB	GBP	7,227	10,929	(102)
GBP/USD	12/18/2015	RBC	GBP	1,295	1,959	(33)
JPY/USD	12/18/2015	SGB	JPY	496,421	4,144	19
JPY/USD	12/18/2015	RBC	JPY	284,961	2,379	17
JPY/USD	12/18/2015	SSB	JPY	673,776	5,624	14
JPY/USD	12/18/2015	SGB	JPY	258,005	2,154	(14)
JPY/USD	12/18/2015	SSB	JPY	935,025	7,805	(12)
NOK/USD	12/18/2015	RBC	NOK	33,677	3,951	(121)
NOK/USD	12/18/2015	SSB	NOK	373,982	43,876	(1,707)
NOK/USD	12/18/2015	SGB	NOK	30,973	3,634	(208)
NOK/USD	12/18/2015	SSB	NOK	103,519	12,145	33
NZD/USD	12/18/2015	SSB	NZD	64,434	40,961	635
SEK/USD	12/18/2015	SGB	SEK	22,514	2,695	4
SEK/USD	12/18/2015	SSB	SEK	21,438	2,566	(36)
SEK/USD	12/18/2015	SGB	SEK	32,809	3,927	(66)
SEK/USD	12/18/2015	SSB	SEK	44,915	5,376	59
USD/AUD	12/18/2015	RBC	AUD	(5,100)	(3,564)	(11)
USD/AUD	12/18/2015	SSB	AUD	(41,587)	(29,068)	514
USD/AUD	12/18/2015	SGB	AUD	(9,769)	(6,828)	89
USD/AUD	12/18/2015	SSB	AUD	(23,315)	(16,296)	(42)
USD/CAD	12/18/2015	RBC	CAD	(66,924)	(50,133)	402
USD/CAD	12/18/2015	SSB	CAD	(9,596)	(7,188)	71
USD/CAD	12/18/2015	SSB	CAD	(15,773)	(11,816)	(22)
USD/CHF	12/18/2015	SGB	CHF	(59,057)	(60,776)	(83)
USD/CHF	12/18/2015	SSB	CHF	(4,049)	(4,167)	(1)
USD/CHF	12/18/2015	SSB	CHF	(11,462)	(11,797)	23
USD/CHF	12/18/2015	SGB	CHF	(2,412)	(2,482)	33
USD/EUR	12/18/2015	RBC	EUR	(2,970)	(3,324)	2
USD/EUR	12/18/2015	SSB	EUR	(36,033)	(40,319)	434
USD/EUR	12/18/2015	SGB	EUR	(16,077)	(17,989)	161
USD/EUR	12/18/2015	SGB	EUR	(6,729)	(7,529)	16
USD/GBP	12/18/2015	SSB	GBP	(18,544)	(22,738)	416
USD/JPY	12/18/2015	RBC	JPY	(607,186)	(5,069)	(1)
USD/JPY	12/18/2015	SSB	JPY	(514,667)	(4,297)	(28)
USD/JPY	12/18/2015	SGB	JPY	(265,095)	(2,213)	7
USD/JPY	12/18/2015	SSB	JPY	(354,144)	(2,956)	6
USD/NOK	12/18/2015	SSB	NOK	(87,033)	(10,210)	394
USD/NOK	12/18/2015	SGB	NOK	(34,066)	(3,997)	33
USD/NOK	12/18/2015	SSB	NOK	(24,619)	(2,888)	16
USD/NZD	12/18/2015	SGB	NZD	(17,591)	(11,182)	(99)
USD/NZD	12/18/2015	SSB	NZD	(15,196)	(9,660)	(82)
USD/NZD	12/18/2015	SGB	NZD	(2,319)	(1,474)	6
USD/SEK	12/18/2015	SSB	SEK	(52,431)	(8,848)	79
USD/SEK	12/18/2015	SSB	SEK	(28,600)	(3,423)	(11)
USD/SEK	12/18/2015	SGB	SEK	(26,899)	(3,220)	(8)
					$(11,693)	$(722)

See accompanying Notes to Schedules of Investments.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.6%
Ally Auto Receivables Trust
0.48%, 02/15/16	$303	$303
0.63%, 05/15/17	614	614
0.92%, 02/15/18	980	980
Capital One Multi-Asset Execution Trust, 0.29%, 02/15/17 (b)	3,000	2,991
CarMax Auto Owner Trust
0.47%, 02/15/17	69	69
0.46%, 04/17/17	869	869
Chase Issuance Trust, 0.48%, 05/15/17 (b)	1,000	999
Citibank Credit Card Issuance Trust, 0.40%, 12/15/16 (b)	3,000	2,992
Ford Credit Auto Owner Trust, 0.57%, 06/15/16	1,094	1,094
Honda Auto Receivables Owner Trust, 0.58%, 03/15/16	859	858
Hyundai Auto Receivables Trust
0.46%, 01/16/17	60	60
0.44%, 02/15/17	730	730
Navient Student Loan Trust
0.44%, 12/25/16 (b)	670	668
0.47%, 12/26/16 (b)	2,121	2,116
Nelnet Student Loan Trust REMIC, 0.38%, 10/26/26 (b)	455	455
Nissan Auto Receivables Owner Trust, 0.50%, 01/15/16	159	159
Penarth Master Issuer Plc, 0.61%, 05/18/17 (b) (c)	1,055	1,052
Toyota Auto Receivables Owner Trust, 0.40%, 12/15/15	337	337
USAA Auto Owner Trust, 0.82%, 01/17/17	2,000	2,004
Total Non-U.S. Government Agency Asset- Backed Securities (cost $19,369)		19,350

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 0.9%
NBCUniversal Enterprise Inc., 0.83%, 04/15/16 (b) (c)	750	751

ENERGY - 5.3%
BP Capital Markets Plc, 0.63%, 11/06/15 (b)	1,780	1,780
Devon Energy Corp., 0.79%, 12/15/15 (b)	560	559
EOG Resources Inc., 2.50%, 02/01/16	1,125	1,130
TransCanada PipeLines Ltd., 1.01%, 06/30/16 (b)	865	865
		4,334
FINANCIALS - 27.6%
American Express Centurion Bank, 0.88%, 11/13/15	1,960	1,961
American Honda Finance Corp., 0.71%, 05/26/16 (b) (c)	1,500	1,502
Bank of America NA, 0.78%, 11/14/16 (b)	1,000	999
BAT International Finance Plc, 0.85%, 06/15/18 (b) (c)	850	848
Berkshire Hathaway Finance Corp., 0.43%, 01/10/17 (b)	1,000	1,000
Caterpillar Financial Services Corp., 0.51%, 06/09/17 (b)	1,225	1,221
Daimler Finance North America LLC, 0.98%, 08/01/16 (b) (c)	530	530
ERAC USA Finance Co., 5.90%, 11/15/15 (c)	995	1,001
General Electric Capital Corp., 0.94%, 07/12/16 (b)	1,750	1,757
HSBC USA Inc., 0.63%, 06/23/17 (b)	1,220	1,212
JPMorgan Chase & Co., 0.84%, 02/15/17 (b)	1,580	1,579
Metropolitan Life Global Funding I, 0.82%, 07/15/16 (b) (c)	1,000	1,003
Mizuho Bank Ltd., 0.78%, 09/25/17 (b) (c)	1,125	1,120
Morgan Stanley, 1.58%, 02/25/16 (b)	980	982
National Australia Bank Ltd., 0.85%, 07/25/16 (b)	1,400	1,403
Toyota Motor Credit Corp., 0.43%, 09/23/16 (b)	1,750	1,749
U.S. Bank NA, 0.53%, 01/30/17 (b)	1,500	1,498
Wells Fargo & Co., 0.59%, 09/08/17 (b)	1,300	1,294
		22,659
HEALTH CARE - 3.0%
Bayer US Finance LLC, 0.53%, 10/07/16 (b) (c)	740	738
Medtronic Inc., 0.42%, 02/27/17 (b)	1,000	996
UnitedHealth Group Inc., 0.74%, 01/17/17 (b)	695	695
		2,429
INDUSTRIALS - 2.5%
Canadian National Railway Co., 0.50%, 11/06/15 (b)	1,330	1,330
Rockwell Collins Inc., 0.69%, 12/15/16 (b)	720	719
		2,049
INFORMATION TECHNOLOGY - 5.0%
Apple Inc., 0.37%, 05/05/17 (b)	1,600	1,599
Cisco Systems Inc., 0.61%, 03/03/17 (b)	1,000	1,000
Oracle Corp., 0.48%, 07/07/17 (b)	1,510	1,509
		4,108
MATERIALS - 1.4%
BHP Billiton Finance USA Ltd., 0.58%, 09/30/16 (b)	1,155	1,153

TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc., 0.70%, 11/02/15	1,200	1,200

UTILITIES - 0.9%
Electricite de France SA, 0.75%, 01/20/17 (b) (c)	750	750
Total Corporate Bonds and Notes (cost $39,493)		39,433

SHORT TERM INVESTMENTS - 18.1%
Investment Company - 8.1%
JNL Money Market Fund, 0.10% (d) (e)	6,640	6,640

Treasury Securities - 10.0%
U.S. Treasury Bill, 0.19%, 03/31/16 (f)	$8,200	8,197
Total Short Term Investments (cost $14,832)		14,837

Total Investments - 89.8% (cost $73,694)		73,620
Other Assets and Liabilities, Net - 10.2%		8,333
Total Net Assets - 100.0%		$81,953

(a)              Consolidated Schedule of Investments.

(b)              Variable rate security. Rate stated was in effect as of September 30, 2015.

(c)               The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2015, the aggregate value of these liquid securities was $9,294 which represented 11.3% of net assets.

(d)              Investment in affiliate.

(e)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

(f)                All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

(e)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

(f)                All or a portion of the security is pledged or segregated as collateral.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	January 2016	87	$(107)
Cattle Feeder Future	November 2015	26	(308)
CBT Wheat Future	December 2015	89	(115)
Cocoa Future	December 2015	51	(103)
Coffee ‘C’ Future	December 2015	22	(110)
Copper Future	December 2015	75	(502)
Corn Future	December 2015	304	(323)
Cotton No. 2 Future	December 2015	64	(170)
Gold 100 Oz. Future	December 2015	84	(599)
ICE Gas Oil Future	December 2015	120	(111)
KCBT Wheat Future	December 2015	74	(321)
Lean Hogs Future	December 2015	149	294
Live Cattle Future	December 2015	64	(446)
LME Aluminum Future	December 2015	48	(24)
LME Lead Future	December 2015	89	(103)
LME Nickel Future	December 2015	62	241
LME Zinc Future	December 2015	93	(262)
Natural Gas Future	December 2015	71	(132)
NY Harbor ULSD Future	December 2015	67	(77)
Platinum Future	January 2016	121	(567)
RBOB Gasoline Future	December 2015	84	(777)
Silver Future	December 2015	57	(519)
Soybean Future	November 2015	40	(117)
Soybean Meal Future	January 2016	93	(23)
Soybean Oil Future	January 2016	60	(26)
Sugar #11 (World Markets) Future	March 2016	82	39
WTI Crude Oil Future	December 2015	90	(899)
			$(6,167)

See accompanying Notes to Schedules of Investments.

JNL/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 6.0%
CONSUMER STAPLES - 1.0%
Tyson Foods Inc., 4.47%, 07/15/17 (b)	97	$4,971

ENERGY - 0.9%
Anadarko Petroleum Corp., 7.50%, 06/07/18 (b)	80	2,980
WPX Energy Inc., 6.25%, 07/31/18 (b)	33	1,173
		4,153
FINANCIALS - 2.0%
Crown Castle International Corp., 4.50%, 11/01/16 (a) (b)	96	9,729

HEALTH CARE - 2.1%
Allergan Plc, 5.50%, 03/01/18 (b)	11	10,255
Total Preferred Stocks (cost $31,040)		29,108

CORPORATE BONDS AND NOTES - 84.2%
CONSUMER DISCRETIONARY - 9.1%
Jarden Corp., 1.88%, 09/15/18 (b)	$3,515	5,633
Liberty Interactive LLC, 0.75%, 03/30/43 (b)	9,185	13,732
Restoration Hardware Holdings Inc., 0.00%, 07/15/20 (b) (c) (d)	10,195	9,851
Ryland Group Inc., 1.63%, 05/15/18 (b)	3,505	4,852
Tesla Motors Inc., 1.25%, 03/01/21 (b)	10,615	9,991
		44,059
ENERGY - 9.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (b)	8,240	5,145
Chesapeake Energy Corp., 2.50%, 05/15/37 (a) (b)	13,190	11,343
Cobalt International Energy Inc., 2.63%, 12/01/19 (b)	10,160	7,226
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b)	9,825	7,289
Scorpio Tankers Inc., 2.38%, 07/01/19 (b) (d)	8,065	8,020
Whiting Petroleum Corp., 1.25%, 04/01/20 (b) (d)	6,875	5,599
		44,622
FINANCIALS - 3.2%
Blackstone Mortgage Trust Inc., 5.25%, 12/01/18 (b)	2,400	2,516
Encore Capital Group Inc., 3.00%, 07/01/20 (b)	3,675	3,645
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (b)	8,760	9,143
		15,304
HEALTH CARE - 17.8%
BioMarin Pharmaceutical Inc., 0.75%, 10/15/18 (a) (b)	7,170	9,263
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a) (b)	5,615	5,969
Clovis Oncology Inc., 2.50%, 09/15/21 (a) (b)	3,985	6,652
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (b) (d)	7,435	7,203
Illumina Inc., 0.00%, 06/15/19 (b) (c)	4,325	4,744
Incyte Corp., 1.25%, 11/15/20 (b)	2,200	4,775
Insulet Corp., 2.00%, 06/15/19 (b)	8,930	8,238
Isis Pharmaceuticals Inc., 1.00%, 11/15/21 (b) (d)	7,005	6,374
Jazz Investments I Ltd., 1.88%, 08/15/21 (b)	7,205	7,322
Medicines Co., 2.50%, 01/15/22 (b) (d)	5,450	7,092
NuVasive Inc., 2.75%, 07/01/17 (a) (b)	9,745	12,285
Orexigen Therapeutics Inc., 2.75%, 12/01/20 (b)	1,103	759
Spectranetics Corp., 2.63%, 06/01/34 (b)	7,005	5,289
		85,965
INDUSTRIALS - 6.0%
Air Lease Corp., 3.88%, 12/01/18 (b)	6,195	7,798
Dycom Industries Inc., 0.75%, 09/15/21 (b) (d)	1,500	1,481
Echo Global Logistics Inc., 2.50%, 05/01/20 (b)	5,830	5,207
Navistar International Corp., 4.75%, 04/15/19 (b)	11,480	7,986
UTi Worldwide Inc., 4.50%, 03/01/19 (b)	8,515	6,280
		28,752
INFORMATION TECHNOLOGY - 36.4%
CalAmp Corp., 1.63%, 05/15/20 (b) (d)	2,960	2,645
Cardtronics Inc., 1.00%, 12/01/20 (b)	7,445	6,896
Ciena Corp., 3.75%, 10/15/18 (a) (b) (d)	8,335	10,424
Electronics For Imaging Inc., 0.75%, 09/01/19 (b)	10,230	10,460
EnerNOC Inc., 2.25%, 08/15/19 (b)	2,005	1,395
Envestnet Inc., 1.75%, 12/15/19 (b)	4,925	4,374
FireEye Inc., 1.63%, 06/01/35 (b) (d)	6,310	5,580
j2 Global Inc., 3.25%, 06/15/29 (b)	7,275	8,630
LinkedIn Corp., 0.50%, 11/01/19 (b) (d)	9,220	9,076
Microchip Technology Inc., 1.63%, 02/15/25 (b) (d)	9,000	8,612
Micron Technology Inc., 3.00%, 11/15/43 (b)	7,790	6,548
NXP Semiconductor NV, 1.00%, 12/01/19 (b) (d)	8,835	9,757
ON Semiconductor Corp., 1.00%, 12/01/20 (b) (d)	8,950	8,329
Palo Alto Networks Inc., 0.00%, 07/01/19 (b) (c)	5,385	8,764
Proofpoint Inc.
1.25%, 12/15/18 (b)	2,935	4,797
0.75%, 06/15/20 (b) (d)	4,660	4,873
PROS Holdings Inc., 2.00%, 12/01/19 (b) (d)	5,000	4,872
SanDisk Corp., 1.50%, 08/15/17 (b)	6,885	8,546
ServiceNow Inc., 0.00%, 11/01/18 (b) (c)	4,510	5,077
Sina Corp., 1.00%, 12/01/18 (b)	8,620	8,157
SunEdison Inc., 2.38%, 04/15/22 (b) (d)	7,900	4,498
SunPower Corp., 0.75%, 06/01/18 (b)	10,135	10,762
Synchronoss Technologies Inc., 0.75%, 08/15/19 (b)	6,470	6,527
Twitter Inc., 1.00%, 09/15/21 (b) (d)	13,040	11,108
Verint Systems Inc., 1.50%, 06/01/21 (b)	4,725	4,504
		175,211
MATERIALS - 2.4%
RTI International Metals Inc., 1.63%, 10/15/19 (b)	10,870	11,427
Total Corporate Bonds and Notes (cost $436,867)		405,340

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 6.1%
JNL Money Market Fund, 0.10% (e) (f)	29,419	29,419
Total Short Term Investments (cost $29,419)		29,419

Total Investments - 96.3% (cost $497,326)		463,867
Total Securities Sold Short - (31.6%) (proceeds $176,577)		(152,362)
Other Assets and Liabilities, Net - 35.3%		169,974
Total Net Assets - 100.0%		$481,479

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SECURITIES SOLD SHORT - 31.6%
COMMON STOCKS - 30.8%
CONSUMER DISCRETIONARY - 3.5%
Charter Communications Inc. - Class A	13	$2,216
Jarden Corp.	89	4,348
Restoration Hardware Holdings Inc.	39	3,624
Ryland Group Inc.	66	2,681
Tesla Motors Inc.	16	3,995
		16,864
CONSUMER STAPLES - 0.8%
Tyson Foods Inc. - Class A	87	3,735

ENERGY - 1.7%
Cheniere Energy Inc.	27	1,294
Chesapeake Energy Corp.	8	58
Cobalt International Energy Inc.	46	328
Hornbeck Offshore Services Inc.	46	617
Scorpio Tankers Inc.	291	2,671
Western Gas Equity Partners LP	40	1,570
Whiting Petroleum Corp.	81	1,241
WPX Energy Inc.	105	694
		8,473
FINANCIALS - 2.0%
Blackstone Mortgage Trust Inc. - Class A	17	461
Crown Castle International Corp.	57	4,515
Encore Capital Group Inc.	40	1,488
PRA Group Inc.	57	3,019
		9,483
HEALTH CARE - 8.6%
Allergan Plc	14	3,865
BioMarin Pharmaceutical Inc.	50	5,308
Brookdale Senior Living Inc.	115	2,638
Clovis Oncology Inc.	39	3,553
Horizon Pharma Plc	130	2,571
Illumina Inc.	6	1,033
Incyte Corp.	35	3,870
Insulet Corp.	58	1,491
Isis Pharmaceuticals Inc.	65	2,628
Jazz Pharmaceuticals Plc	16	2,150
Medicines Co.	114	4,326
NuVasive Inc.	139	6,692
Orexigen Therapeutics Inc.	54	114
Spectranetics Corp.	106	1,254
		41,493
INDUSTRIALS - 1.7%
Air Lease Corp. - Class A	127	3,931
Dycom Industries Inc.	9	672
Echo Global Logistics Inc.	80	1,569
Navistar International Corp.	53	675
UTi Worldwide Inc.	323	1,483
		8,330
INFORMATION TECHNOLOGY - 11.9%
CalAmp Corp.	60	968
Cardtronics Inc.	57	1,860
Ciena Corp.	227	4,710
Electronics for Imaging Inc.	78	3,359
EnerNOC Inc.	14	114
Envestnet Inc.	31	939
FireEye Inc	47	1,488
j2 Global Inc.	47	3,362
Linkedin Corp. - Class A	6	1,190
Microchip Technology Inc.	103	4,441
Micron Technology Inc.	120	1,801
NXP Semiconductors NV	47	4,094
ON Semiconductor Corp.	169	1,592
Palo Alto Networks Inc.	32	5,481
Proofpoint Inc.	66	3,989
PROS Holdings Inc.	69	1,532
SanDisk Corp.	83	4,529
ServiceNow Inc.	30	2,061
Sina Corp.	3	126
SunEdison Inc.	156	1,123
SunPower Corp.	191	3,826
Synchronoss Technologies Inc.	56	1,838
Twitter Inc.	42	1,131
Verint Systems Inc.	37	1,582
		57,136
MATERIALS - 0.6%
Alcoa Inc.	302	2,921
Total Common Stocks (cost $172,778)		148,435

INVESTMENT COMPANIES - 0.8%
iShares 20+ Year Treasury Bond ETF	32	3,927
Total Investment Companies (cost $3,799)		3,927
Total Securities Sold Short - 31.6% (proceeds $176,577)		$152,362

(a)              All or a portion of the security is pledged or segregated as collateral.

(b)              Convertible security.

(c)               Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)              The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2015, the aggregate value of these liquid securities was $125,395 which represented 26.0% of net assets.

(e)               Investment in affiliate.

(f)                Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/PIMCO Credit Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.9%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$93	$94
American Airlines Class A Pass-Through Trust, 3.38%, 05/01/27	300	294
American Airlines Pass-Through Trust, 5.25%, 01/31/21	41	43
Asset Backed Funding Corp. Trust REMIC, 0.33%, 10/25/36 (b)	174	146
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.14%, 09/25/34 (b)	56	52
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	83	78
Centex Home Equity Loan Trust REMIC, 0.81%, 09/25/34 (b)	58	52
Citigroup Mortgage Loan Trust Inc. REMIC
0.33%, 12/25/36 (b)	280	252
5.37%, 09/25/37 (b)	69	62
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	52	59
5.50%, 10/29/20	172	178
Countrywide Asset-Backed Certificates REMIC
0.91%, 07/25/34 (b)	115	108
1.05%, 08/25/34 (b)	77	73
0.33%, 07/25/35 (b)	156	121

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.43%, 03/25/36 (b)	71	63
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	61	76
CWABS Asset-Backed Certificates Trust REMIC, 0.34%, 04/25/33 (b)	156	149
First Franklin Mortgage Loan Trust REMIC, 1.62%, 10/25/34 (b)	50	42
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (c) (d)	300	302
HomeBanc Mortgage Trust REMIC, 0.46%, 10/25/35 (b)	33	30
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (b)	100	85
JPMorgan Mortgage Acquisition Trust REMIC, 0.46%, 07/25/36 (b)	300	218
LCM IX Ltd., 1.49%, 07/14/22 (a) (b)	76	76
Lehman XS Trust REMIC, 5.17%, 08/25/35	64	61
Morgan Stanley Home Equity Loan Trust REMIC, 0.29%, 04/25/37 (b)	16	9
New Century Home Equity Loan Trust REMIC, 0.47%, 10/25/35 (b)	43	42
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	300	331
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.18%, 09/25/34 (b)	98	92
Race Point CLO Ltd., 1.64%, 12/15/22 (a) (b)	215	215
RALI Trust REMIC
6.00%, 12/25/35	118	103
6.00%, 02/25/37	125	100
RAMP Trust REMIC, 0.42%, 12/25/35 (b)	304	227
RASC Trust REMIC, 0.35%, 09/25/36 (b)	319	272
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (b)	189	122
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.52%, 09/15/17 (b)	102	101
Soundview Home Loan Trust REMIC, 0.36%, 06/25/36 (b)	107	99
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (b)	36	36
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	39	43
United Airlines Pass-Through Trust, 3.75%, 09/03/26	100	100
US Airways Pass-Through Trust
5.38%, 11/15/21	145	150
3.95%, 11/15/25	94	94
Virgin Australia Trust, 5.00%, 10/23/23 (a)	79	81
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,962)		5,031

CORPORATE BONDS AND NOTES - 66.9%
CONSUMER DISCRETIONARY - 5.1%
Amazon.com Inc.
2.60%, 12/05/19	100	103
3.30%, 12/05/21	100	103
3.80%, 12/05/24	100	102
CCO Safari II LLC, 4.91%, 07/23/25 (a)	200	199
Comcast Corp.
6.50%, 01/15/17	50	53
4.60%, 08/15/45	100	102
COX Communications Inc., 3.85%, 02/01/25 (a)	200	190
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	101
DIRECTV Holdings LLC
4.60%, 02/15/21	299	320
3.95%, 01/15/25	100	98
Discovery Communications LLC, 3.45%, 03/15/25	100	93
GLP Capital LP, 4.38%, 11/01/18	100	101
Home Depot Inc., 2.63%, 06/01/22	100	100
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	209
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	176
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (a)	100	102
Numericable Group SA, 6.00%, 05/15/22 (a)	200	193
Pearson Funding Five Plc, 3.25%, 05/08/23 (c) (d)	200	192
QVC Inc., 4.45%, 02/15/25	500	482
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100	104
Time Warner Cable Inc.
5.85%, 05/01/17	100	106
6.75%, 07/01/18	100	111
8.25%, 04/01/19	300	350
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	116
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
6.75%, 11/01/19	100	114
Viacom Inc., 4.25%, 09/01/23	300	294
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	326
Wynn Las Vegas LLC
5.38%, 03/15/22	160	147
4.25%, 05/30/23 (a)	150	124
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	200	174
		5,241
CONSUMER STAPLES - 0.8%
Altria Group Inc., 9.25%, 08/06/19 (e)	12	15
HJ Heinz Co., 3.50%, 07/15/22 (a)	200	204
JM Smucker Co.
3.00%, 03/15/22 (a)	100	100
3.50%, 03/15/25 (a)	100	99
Reynolds American Inc.
3.25%, 06/12/20	100	103
3.25%, 11/01/22	200	199
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	52
Tyson Foods Inc., 4.50%, 06/15/22	50	53
		825
ENERGY - 9.0%
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	133
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	140
California Resources Corp.
5.50%, 09/15/21	100	61
6.00%, 11/15/24	300	180
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	52
Cenovus Energy Inc., 3.00%, 08/15/22	200	182
Chesapeake Energy Corp., 3.54%, 04/15/19 (b)	500	355
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	281
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	400	394
Continental Resources Inc., 3.80%, 06/01/24	100	81
El Paso LLC, 6.50%, 09/15/20	200	221
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	307
Encana Corp., 6.50%, 02/01/38	50	44
Energy Transfer Partners LP
4.65%, 06/01/21	300	300
6.50%, 02/01/42	100	92

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Enterprise Products Operating LLC
3.20%, 02/01/16	150	151
3.90%, 02/15/24	100	98
3.75%, 02/15/25	100	96
EQT Midstream Partners LP, 4.00%, 08/01/24	100	88
Gaz Capital SA, 6.51%, 03/07/22 (a)	200	198
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	106
6.00%, 01/23/21 (a)	200	196
Harvest Operations Corp., 6.88%, 10/01/17	250	215
Hess Corp., 7.30%, 08/15/31	200	224
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	143
Kinder Morgan Inc., 4.30%, 06/01/25	150	135
Marathon Oil Corp., 3.85%, 06/01/25	200	178
MarkWest Energy Partners LP, 4.88%, 12/01/24	400	366
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/22 (a)	246	87
ONEOK Partners LP
3.38%, 10/01/22	25	22
5.00%, 09/15/23	100	98
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	35
Petrobras Global Finance BV, 6.25%, 03/17/24	100	73
Petrobras International Finance Co.
3.50%, 02/06/17	400	356
7.88%, 03/15/19	400	329
Petrofac Ltd., 3.40%, 10/10/18 (a)	100	99
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	103
6.88%, 05/01/18	50	55
Plains All American Pipeline LP
8.75%, 05/01/19	150	179
2.60%, 12/15/19	200	198
Plains Exploration & Production Co., 6.63%, 05/01/21	300	264
Regency Energy Partners LP, 5.75%, 09/01/20	200	215
Rosneft Finance SA, 7.88%, 03/13/18	200	210
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	267
5.63%, 03/01/25 (a)	75	66
Sinopec Group Overseas Development Ltd., 1.20%, 04/10/19 (a) (b)	300	299
Southwestern Energy Co.
7.50%, 02/01/18	100	107
4.05%, 01/23/20 (e)	100	99
4.10%, 03/15/22	100	90
Spectra Energy Partners LP, 3.50%, 03/15/25	100	93
Targa Resources Partners LP
6.88%, 02/01/21	62	60
6.38%, 08/01/22	75	72
5.25%, 05/01/23	100	89
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	97
Williams Partners LP
5.25%, 03/15/20	100	107
4.50%, 11/15/23	100	94
4.30%, 03/04/24	100	91
Woodside Finance Ltd., 3.65%, 03/05/25 (a)	200	181
		9,252
FINANCIALS - 36.0%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	100	100
Altice Financing SA, 6.63%, 02/15/23 (a)	300	288
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (f)	300	287
American Express Credit Corp., 0.80%, 07/29/16 (b)	300	300
American International Group Inc., 4.38%, 01/15/55	400	364
American Tower Corp.
2.80%, 06/01/20	200	200
3.50%, 01/31/23	300	289
4.00%, 06/01/25	200	195
ARC Properties Operating Partnership LP
2.00%, 02/06/17	300	294
3.00%, 02/06/19	200	191
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	202
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (f)	400	233
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	100	111
2.63%, 05/08/17, EUR	300	310
5.00%, 05/23/19, EUR	100	105
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	300	300
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (f), EUR	400	416
Bank of America Corp.
6.50%, 08/01/16	350	366
0.00%,01/04/17 (g)	500	495
2.65%, 04/01/19	100	101
Bank of America NA
1.25%, 02/14/17	250	250
0.73%, 05/08/17 (b)	250	249
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	404
3.00%, 02/24/25	500	492
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (f), GBP	200	389
7.63%, 11/21/22	800	897
BAT International Finance Plc
9.50%, 11/15/18	100	122
2.75%, 06/15/20 (a)	200	204
3.95%, 06/15/25 (a)	100	104
BBVA US Senior SAU, 4.66%, 10/09/15	200	200
BGC Partners Inc., 5.38%, 12/09/19	225	232
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (a)	300	306
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (a) (f)	300	302
Cantor Fitzgerald LP, 7.88%, 10/15/19 (a)	500	549
CIT Group Inc.
4.25%, 08/15/17	200	203
5.50%, 02/15/19 (a)	100	104
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (f)	575	542
8.13%, 07/15/39	100	144
CME Group Inc., 3.00%, 03/15/25	400	393
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	99
Compass Bank, 2.75%, 09/29/19	250	249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38%, (callable at 100 beginning 07/26/16) (f)	600	619
Credit Agricole SA
0.88%, 06/12/17 (a) (b)	250	250

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.75%, 06/10/20 (a)	300	304
4.38%, 03/17/25 (a)	225	217
Credit Suisse
3.00%, 10/29/21	300	300
3.63%, 09/09/24	250	251
Credit Suisse AG
6.50%, 08/08/23 (h)	300	323
6.50%, 08/08/23 (a)	200	215
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	200	208
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (a)	250	243
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (h)	400	412
DBS Bank Ltd., 3.62%, 09/21/22	200	205
DBS Group Holdings Ltd., 2.25%, 07/16/19 (a)	200	201
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (a) (f)	250	249
Deutsche Annington Finance BV, 3.20%, 10/02/17 (d)	100	102
Discover Bank, 3.10%, 06/04/20	250	252
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	100
EPR Properties, 4.50%, 04/01/25	100	96
Fidelity National Financial Inc., 5.50%, 09/01/22	100	107
First American Financial Corp.
4.30%, 02/01/23	100	100
4.60%, 11/15/24	200	205
FMR LLC, 4.95%, 02/01/33 (c) (d)	700	748
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	400
8.13%, 01/15/20	150	180
General Electric Capital Corp., 6.37%, 11/15/67 (b)	1,900	2,037
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	454
3.50%, 07/10/19	100	101
3.20%, 07/13/20	200	198
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	220
6.00%, 06/15/20	200	230
1.93%, 11/29/23 (b)	100	101
HDFC Bank Ltd., 3.00%, 11/30/16	200	203
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	200
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	57
HSBC Bank USA NA, 4.88%, 08/24/20	110	121
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	151
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (f) (h), EUR	900	954
6.80%, 06/01/38	300	367
HSBC USA Inc., 2.35%, 03/05/20	200	197
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	100
ICICI Bank Ltd., 5.00%, 01/15/16	100	101
ING Bank NV, 5.80%, 09/25/23 (a)	200	217
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	313
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	207
7.13%, 09/01/18 (a)	190	209
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	201
6.50%, 02/24/21 (a)	250	288
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	275	270
1.07%, 05/30/17 (b), GBP	50	74
6.30%, 04/23/19	300	341
1.25%, 01/23/20 (b)	100	100
3.63%, 05/13/24	150	152
JPMorgan Chase Bank NA
0.67%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	157
0.75%, 06/02/17 (b)	250	249
6.00%, 10/01/17	250	270
KBC Bank NV, 8.00%, 01/25/23	400	437
Lazard Group LLC, 3.75%, 02/13/25	300	286
LeasePlan Corp. NV
3.00%, 10/23/17 (c) (d)	200	204
2.50%, 05/16/18 (c) (d)	200	201
Legg Mason Inc., 3.95%, 07/15/24	100	100
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (d) (f)	100	141
Mid-America Apartments LP, 3.75%, 06/15/24	100	98
Moody’s Corp.
4.50%, 09/01/22	200	211
4.88%, 02/15/24	290	307
Morgan Stanley
6.25%, 08/28/17	100	109
7.30%, 05/13/19	290	339
5.75%, 01/25/21	100	114
4.00%, 07/23/25	300	307
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	293
New York Life Global Funding, 1.13%, 03/01/17 (a)	100	100
Nordea Bank AB, 4.88%, 05/13/21 (a)	400	430
Omega Healthcare Investors Inc., 4.95%, 04/01/24	50	51
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (a)	100	104
PHH Corp., 6.38%, 08/15/21	200	180
Piper Jaffray Cos., 3.33%, 05/31/17 (b) (c) (d)	100	100
PNC Preferred Funding Trust, 1.99%, (callable at 100 beginning 03/15/17) (c) (d) (f)	200	183
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	201
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	200	262
RCI Banque SA, 3.50%, 04/03/18 (a)	100	103
Rio Oil Finance Trust
6.25%, 07/06/24 (a)	250	160
6.75%, 01/06/27 (a)	250	155
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	400	466
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	109
Santander Bank NA, 1.22%, 01/12/18 (b)	250	249
SL Green Realty Corp., 4.50%, 12/01/22	100	103
SLM Corp., 8.45%, 06/15/18	200	206
Springleaf Finance Corp., 6.90%, 12/15/17	100	105
State Bank of India, 4.13%, 08/01/17	200	207
State Street Corp.
5.25% (callable at 100 beginning 09/15/20) (f)	300	300
3.30%, 12/16/24	250	253
Synchrony Financial
1.53%, 02/03/20 (b)	200	198
2.70%, 02/03/20	100	99
4.50%, 07/23/25	200	202
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19 (a)	100	101

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UBS AG, 2.38%, 08/14/19	300	301
UDR Inc., 4.00%, 10/01/25	200	203
Vornado Realty LP, 2.50%, 06/30/19	150	150
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (f)	300	300
4.48%, 01/16/24	100	105
3.30%, 09/09/24	100	99
4.65%, 11/04/44	100	98
Wells Fargo Bank NA, 5.95%, 08/26/36	100	122
Weyerhaeuser Co., 7.38%, 10/01/19	300	353
WP Carey Inc., 4.00%, 02/01/25	600	579
		37,090
HEALTH CARE - 5.3%
AbbVie Inc.
1.20%, 11/06/15	100	100
2.90%, 11/06/22	100	98
3.60%, 05/14/25	300	296
Actavis Funding SCS
3.00%, 03/12/20	200	200
3.80%, 03/15/25	100	97
Amgen Inc.
2.30%, 06/15/16	150	151
4.10%, 06/15/21	355	377
3.63%, 05/22/24	300	301
Baxalta Inc., 2.88%, 06/23/20 (a)	300	300
Becton Dickinson and Co., 3.73%, 12/15/24	300	306
Boston Scientific Corp.
2.65%, 10/01/18	100	101
3.38%, 05/15/22	400	400
Gilead Sciences Inc., 3.65%, 03/01/26	200	201
HCA Inc., 3.75%, 03/15/19	100	100
Hospira Inc., 5.20%, 08/12/20	100	113
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	300	291
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (a)	375	358
Medtronic Inc.
1.14%, 03/15/20 (b)	150	149
3.50%, 03/15/25	250	255
Merck & Co. Inc., 2.75%, 02/10/25	300	292
UnitedHealth Group Inc.
1.45%, 07/17/17	500	502
4.75%, 07/15/45	300	317
Zimmer Holdings Inc., 3.15%, 04/01/22	100	99
		5,404
INDUSTRIALS - 1.9%
ADT Corp., 3.50%, 07/15/22	100	88
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	102
7.13%, 10/15/20 (a)	50	58
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a) (i)	25	25
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	129
Fortune Brands Home & Security Inc., 3.00%, 06/15/20	200	202
General Electric Co., 5.25%, 12/06/17	130	141
Hellenic Railways Organization SA, 4.03%, 03/17/17 (d), EUR	100	94
Masco Corp.
6.13%, 10/03/16	150	156
5.85%, 03/15/17	50	52
5.95%, 03/15/22	150	164
6.50%, 08/15/32	100	102
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (a)	187	47
Republic Services Inc., 4.75%, 05/15/23	300	330
USG Corp., 9.75%, 01/15/18 (i)	100	111
Verisk Analytics Inc., 4.13%, 09/12/22	100	102
Waste Management Inc., 3.13%, 03/01/25	100	98
		2,001
INFORMATION TECHNOLOGY - 2.7%
Adobe Systems Inc., 3.25%, 02/01/25	350	344
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300	288
3.60%, 11/28/24 (a)	300	280
Autodesk Inc., 1.95%, 12/15/17	100	101
Baidu Inc.
3.25%, 08/06/18	300	306
3.00%, 06/30/20	200	199
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	95
Flextronics International Ltd., 4.75%, 06/15/25 (a)	400	388
Harris Corp., 2.70%, 04/27/20	100	99
KLA-Tencor Corp., 4.65%, 11/01/24	100	100
Lender Processing Services, 5.75%, 04/15/23	33	35
Motorola Solutions Inc., 4.00%, 09/01/24	100	90
QUALCOMM Inc., 3.45%, 05/20/25	300	283
Tencent Holdings Ltd., 3.38%, 05/02/19 (a)	200	203
		2,811
MATERIALS - 1.2%
Goldcorp Inc., 3.63%, 06/09/21	100	96
Graphic Packaging International Inc., 4.75%, 04/15/21	50	49
Huntsman International LLC, 4.88%, 11/15/20	100	87
Owens Corning
4.20%, 12/15/22	150	152
4.20%, 12/01/24	200	199
Platform Specialty Products Corp., 6.50%, 02/01/22 (a)	300	258
Rock-Tenn Co., 4.90%, 03/01/22	30	33
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
Weyerhaeuser Co., 7.38%, 03/15/32	300	377
		1,281
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc., 4.80%, 06/15/44	100	93
CC Holdings GS V LLC, 3.85%, 04/15/23	200	199
Crown Castle International Corp.
4.88%, 04/15/22	100	104
5.25%, 01/15/23	100	106
Lynx I Corp., 5.38%, 04/15/21 (a)	180	181
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (c) (d)	200	199
Sprint Capital Corp.
6.88%, 11/15/28	400	290
8.75%, 03/15/32	150	117
Sprint Communications Inc., 8.38%, 08/15/17	200	199
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	164
Telefonica Emisiones SAU
3.99%, 02/16/16	300	303
6.42%, 06/20/16	100	104
Verizon Communications Inc.
1.10%, 06/17/19 (b)	100	99
4.50%, 09/15/20	200	216
6.55%, 09/15/43	35	42
5.01%, 08/21/54	279	255
4.67%, 03/15/55	329	284
		2,955

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2015

	Shares/Par †	Value
UTILITIES - 2.0%
AES Corp., 3.32%, 06/01/19 (b)	150	143
Delmarva Power & Light Co., 3.50%, 11/15/23	250	259
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	57
Dynegy Inc., 6.75%, 11/01/19	100	100
Entergy Corp., 4.00%, 07/15/22	300	310
FirstEnergy Corp., 4.25%, 03/15/23 (e)	300	302
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	212
7.25%, 01/15/19 (a)	200	225
Laclede Group Inc., 1.07%, 08/15/17 (b)	200	199
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	63
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a)	100	97
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	105
		2,072
Total Corporate Bonds and Notes (cost $70,866)		68,932

VARIABLE RATE SENIOR LOAN INTERESTS - 2.8% (b)
CONSUMER DISCRETIONARY - 0.3%
Charter Communications LLC Term Loan, 3.50%, 01/23/23	300	298

ENERGY - 0.7%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	732	729

FINANCIALS - 0.3%
Delos Finance SARL Term Loan, 3.50%, 02/27/21	300	299

HEALTH CARE - 0.8%
HCA Inc. Term Loan B-4, 3.03%, 05/01/18	500	499
RPI Finance Trust Term Loan B4, 3.50%, 11/09/20	297	296
		795
INFORMATION TECHNOLOGY - 0.4%
Dell Inc. Term Loan B, 3.75%, 09/24/18	171	171
Dell Inc. Term Loan B-2, 4.00%, 04/29/20	197	196
		367
MATERIALS - 0.3%
Chemours Co. Term Loan B, 3.75%, 05/07/22	300	263
WR Grace and Co. Term Loan
2.75%, 02/03/21	73	72
2.75%, 02/03/21	26	26
		361
Total Variable Rate Senior Loan Interests (cost $2,891)		2,849

GOVERNMENT AND AGENCY OBLIGATIONS - 21.1%
GOVERNMENT SECURITIES - 20.3%
Municipals - 0.2%
California Earthquake Authority, 2.81%, 07/01/19	200	203

Sovereign - 0.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	1,000	210
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (i), EUR	600	411
Indonesia Government International Bond, 2.88%, 07/08/21 (a), EUR	100	107

	Shares/Par/Contracts †
Slovenia Government International Bond, 4.13%, 02/18/19 (a)	200	211
		939
Treasury Inflation Index Securities - 2.8%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (j), EUR	540	665
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 (j) (l)	611	608
0.25%, 01/15/25 (j) (l)	398	382
2.38%, 01/15/25 (j)	1,013	1,166
		2,821
U.S. Treasury Securities - 16.4%
U.S. Treasury Bond
0.00%, 11/15/43 (g)	2,500	1,077
3.00%, 05/15/45 (k)	6,545	6,703
Principal Only, 0.00%, 08/15/43 - 02/15/44 (g)	2,600	1,120
U.S. Treasury Note
1.38%, 09/30/20	4,600	4,599
2.13%, 05/15/25	3,390	3,412
		16,911
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association - 0.8%
Federal National Mortgage Association, 3.00%, 07/01/43 - 08/01/43	842	856
Total Government and Agency Obligations (cost $21,116)		21,730

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (f)	3	303
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (f)	2	41
Total Preferred Stocks (cost $337)		344

PURCHASED OPTIONS - 0.2%
Call Swaption, 3-Month LIBOR versus 1% fixed, Expiration 01/11/16, GSB (d)	142	56
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSS (d)	27	12
Put Swaption, 3-Month LIBOR versus 2.93% fixed, Expiration 08/13/18, DUB (d)	3	28
Put Swaption, 3-Month LIBOR versus 3.18% fixed, Expiration 09/17/18, MSC (d)	12	86
Total Purchased Options (cost $176)		182

TRUST PREFERREDS - 0.0%
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	—	11
Total Trust Preferreds (cost $10)		11

SHORT TERM INVESTMENTS - 1.0%
Certificates of Deposit - 0.7%
Banco Bilbao Vizcaya Argentaria
1.04%, 10/23/15 (b)	$250	250
1.17%, 05/16/16 (b)	250	249
Credit Suisse, 0.67%, 01/28/16 (b)	200	200
		699

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.12%, 01/14/16 (l)	321	321
Total Short Term Investments (cost $1,021)		1,020
Total Investments - 97.2% (cost $101,379)		100,099
Other Assets and Liabilities, Net - 2.8%		2,898
Total Net Assets - 100.0%		$102,997

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $14,746 which represented 14.3% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of September 30, 2015.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual security.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Convertible security.
(i)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015.

(j)	Treasury inflation indexed note, par amount is adjusted for inflation.
(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2015, the total cost of investments purchased on a delayed delivery basis was $6,587.
(l)	All or a portion of the security is pledged or segregated as collateral.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/2014	$300	$303	0.3%
FMR LLC, 4.95%, 02/01/33	02/09/2015	793	748	0.7
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	300	302	0.3
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	199	201	0.2
LeasePlan Corp. NV, 3.00%, 10/23/17	03/24/2014	203	204	0.2
Lloyds Bank Plc, 12.00%, callable at 100 beginning 12/16/24	10/17/2013	130	141	0.1
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	11/04/2014	200	199	0.2
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	328	331	0.3
PNC Preferred Funding Trust, 1.99%, callable at 100 beginning 03/15/17	05/05/2015	185	183	0.2
Pearson Funding Five Plc, 3.25%, 05/08/23	05/02/2013	200	192	0.2
Piper Jaffray Cos., 3.33%, 05/31/17	06/03/2014	100	100	0.1
		$2,938	$2,904	2.8%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
CDX.NA.IG.24 Put Option, BCL	10/21/2015	0.90	36	$(8)
CDX.NA.IG.24 Put Option, BCL	11/18/2015	1.05	6	(1)
CDX.NA.IG.24 Put Option, BNP	10/21/2015	0.90	3	(1)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Index Options(continued)
CDX.NA.IG.24 Put Option, CGM	11/18/2015	1.00	8	$(2)
CDX.NA.IG.24 Put Option, JPM	11/18/2015	1.05	14	(2)
iTraxx Europe Main Series 23 Call Option, CGM	11/18/2015	0.60	5	—
			72	$(14)
Interest Rate Swaptions
Put Swaption, 3-Month LIBOR versus 2.90% fixed, DUB	08/13/2018	N/A	13	$(22)
Put Swaption, 3-Month LIBOR versus 3.00% fixed, MSC	09/17/2018	N/A	51	(84)
			64	$(106)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2014	1,200,363	$282
Options written during the period	508	533
Options closed during the period	(700,489)	(602)
Options expired during the period	(500,246)	(62)
Options outstanding at September 30, 2015	136	$151

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	Contracts Sold	Unrealized Appreciation
Euro-Bund Call Option	10/23/2015	EUR	157.50	$—	(3)	$—
Euro-Bund Put Option	10/23/2015	EUR	153.50	—	(3)	1
				$—	(6)	$1

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2016	(32)	$(31)
90-Day Eurodollar Future	September 2016	(53)	(57)
90-Day Eurodollar Future	March 2017	(73)	(92)
90-Day Eurodollar Future	June 2017	(28)	(37)
Euro-Bund Future	December 2015	1	2
			$(215)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	10/02/2015	DUB	BRL	1,468	$370	$4
BRL/USD	11/04/2015	JPM	BRL	534	133	2
CNY/USD	11/16/2015	JPM	CNY	3,203	502	3
EUR/USD	10/02/2015	JPM	EUR	61	68	—
EUR/USD	10/02/2015	MSC	EUR	488	546	(1)
EUR/USD	10/02/2015	UBS	EUR	4,669	5,217	(6)
EUR/USD	11/03/2015	JPM	EUR	221	247	(1)
INR/USD	10/20/2015	BOA	INR	8,977	136	(3)
INR/USD	11/18/2015	CIT	INR	34,087	515	(9)
JPY/USD	10/02/2015	MSC	JPY	164,661	1,373	1
JPY/USD	11/12/2015	MSC	JPY	31,100	259	—
KRW/USD	10/20/2015	JPM	KRW	174,563	147	1
MXN/USD	12/18/2015	BNP	MXN	3,460	203	—
MYR/USD	10/20/2015	BOA	MYR	616	140	1

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
SGD/USD	10/09/2015	CIT	SGD	1,085	$762	$5
SGD/USD	12/10/2015	BOA	SGD	208	146	—
TWD/USD	10/20/2015	JPM	TWD	4,760	145	2
USD/AUD	11/12/2015	GSC	AUD	(211)	(148)	1
USD/BRL	10/02/2015	GSC	BRL	(741)	(187)	13
USD/BRL	10/02/2015	DUB	BRL	(727)	(183)	4
USD/BRL	11/04/2015	DUB	BRL	(1,468)	(366)	(3)
USD/BRL	01/05/2016	MSC	BRL	(890)	(217)	37
USD/CNY	11/16/2015	BCL	CNY	(8,318)	(1,304)	(37)
USD/EUR	10/02/2015	MSC	EUR	(5,117)	(5,718)	111
USD/EUR	11/03/2015	UBS	EUR	(4,669)	(5,220)	6
USD/GBP	11/12/2015	GSC	GBP	(532)	(805)	11
USD/GBP	11/12/2015	UBS	GBP	(34)	(51)	1
USD/INR	10/20/2015	DUB	INR	(43,139)	(655)	(12)
USD/JPY	10/02/2015	MSC	JPY	(164,661)	(1,373)	(3)
USD/JPY	11/04/2015	MSC	JPY	(164,661)	(1,373)	(2)
USD/KRW	10/20/2015	CSI	KRW	(286,351)	(241)	2
USD/KRW	10/20/2015	GSC	KRW	(626,195)	(528)	(7)
USD/MYR	10/20/2015	UBS	MYR	(3,243)	(736)	32
USD/SGD	10/09/2015	UBS	SGD	(1,085)	(762)	9
USD/SGD	12/10/2015	CIT	SGD	(1,085)	(760)	(6)
USD/TWD	10/20/2015	CSI	TWD	(7,832)	(238)	5
USD/TWD	10/20/2015	DUB	TWD	(17,087)	(519)	1
					$(10,475)	$162

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	13.73%	01/02/2018	BRL	8,400	$3	$(70)
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,600	(3)	(40)
BNP	Brazil Interbank Deposit Rate	Receiving	11.00%	01/04/2021	BRL	1,400	17	30
CIT	Brazil Interbank Deposit Rate	Receiving	12.20%	01/04/2021	BRL	4,300	—	96
CSI	Brazil Interbank Deposit Rate	Paying	14.72%	01/02/2018	BRL	1,200	—	(5)
CSI	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,700	(3)	(42)
DUB	Brazil Interbank Deposit Rate	Paying	14.72%	01/02/2018	BRL	8,700	(18)	(15)
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	900	(1)	(24)
DUB	Brazil Interbank Deposit Rate	Paying	13.45%	01/04/2021	BRL	5,600	11	(82)
DUB	Brazil Interbank Deposit Rate	Paying	13.45%	01/04/2021	BRL	2,600	(1)	(33)
GSB	Brazil Interbank Deposit Rate	Paying	14.72%	01/02/2018	BRL	9,600	(2)	(34)
GSB	Brazil Interbank Deposit Rate	Paying	13.45%	01/04/2021	BRL	2,400	5	(35)
UBS	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	100	—	(3)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	100	—	(3)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,300	(6)	(38)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
							$2	$(302)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.00%	12/16/2020	$1,200		$33
N/A	6-Month Euribor	Receiving	0.35%	09/10/2017	EUR	1,600	(10)
N/A	6-Month Euribor	Receiving	1.50%	03/16/2046	EUR	500	98
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	16,000	—
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(33)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	140,000	(21)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements(continued)
N/A	London-Interbank Offered Rate	Receiving	2.00%	03/16/2026	GBP	700	$(20)
N/A	London-Interbank Offered Rate	Receiving	2.18%	03/16/2046	GBP	200	(6)
N/A	London-Interbank Offered Rate	Receiving	2.25%	03/16/2046	GBP	200	(6)
N/A	London-Interbank Offered Rate	Receiving	2.15%	03/16/2046	GBP	200	(4)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	14,100	(3)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	1
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(3)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(4)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,100	(2)
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(29)
							$(9)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$200	$(1)	$—	$(1)

Credit default swap agreements - sell protection (3)
MSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	12.50%	5.00%	06/20/2020	$(100)	$(23)	$4	$(27)
CSI	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(300)	(16)	(15)	(1)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	4.23%	5.00%	03/20/2021	(100)	4	7	(3)
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	1.78%	1.00%	03/20/2021	(100)	(4)	(7)	3
JPM	Enbridge Inc., 4.90%,03/01/2015	2.83%	1.00%	12/20/2019	(50)	(4)	—	(4)
CSI	Encana Corp., 4.75%, 10/15/2013	1.76%	1.00%	03/20/2018	(100)	(2)	(1)	(1)
CSI	Federative Republic of Brazil, 4.25%, 01/07/2025	4.73%	1.00%	09/20/2020	(200)	(32)	(14)	(18)
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	4.57%	1.00%	12/20/2018	(100)	(11)	(4)	(7)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	5.66%	1.00%	06/20/2019	(100)	(15)	(3)	(12)
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	5.66%	1.00%	06/20/2019	(100)	(15)	(2)	(13)
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	6.51%	1.00%	09/20/2020	(50)	(11)	(5)	(6)
BOA	Gazprom OAO, 2.85%, 10/25/2019	4.52%	1.00%	06/20/2020	(100)	(14)	(16)	2
JPM	Gazprom OAO, 2.85%, 10/25/2019	4.52%	1.00%	06/20/2020	(50)	(7)	(8)	1
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.01%	1.00%	12/20/2020	(800)	(1)	3	(4)
JPM	HSBC Bank Plc, 6.00%, 12/14/2029	2.30%	1.00%	12/20/2019	(223)	(12)	(4)	(8)
BBP	Italian Republic, 6.88%, 09/27/2023	1.15%	1.00%	06/20/2020	(1,200)	(8)	(2)	(6)
BNP	Italian Republic, 6.88%, 09/27/2023	0.90%	1.00%	06/20/2019	(500)	2	4	(2)
BOA	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	03/20/2019	(400)	2	(7)	9
BOA	Italian Republic, 6.88%, 09/27/2023	1.15%	1.00%	06/20/2020	(400)	(3)	(1)	(2)
DUB	Italian Republic, 6.88%, 09/27/2023	0.90%	1.00%	06/20/2019	(300)	1	(2)	3
DUB	Italian Republic, 6.88%, 09/27/2023	0.90%	1.00%	06/20/2019	(400)	1	3	(2)
GSI	Italian Republic, 6.88%, 09/27/2023	1.15%	1.00%	06/20/2020	(300)	(3)	(1)	(2)
MSC	Italian Republic, 6.88%, 09/27/2023	0.90%	1.00%	06/20/2019	(200)	—	1	(1)
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(150)	(5)	(5)	—
BBP	Metlife Inc., 4.75%, 02/08/2021	0.56%	1.00%	12/20/2018	(600)	9	—	9
BCL	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(50)	—	—	—
BNP	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(100)	(1)	—	(1)
BOA	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(50)	—	—	—
CGM	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(100)	(1)	—	(1)
GSC	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(100)	(1)	—	(1)
JPM	People’s Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	09/20/2020	(300)	(3)	—	(3)
BNP	Petrobras International Finance Co., 6.25%, 01/25/2016	10.44%	1.00%	06/20/2019	(100)	(28)	(8)	(20)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	10.43%	1.00%	09/20/2019	(400)	(115)	(21)	(94)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	10.42%	1.00%	12/20/2019	$(400)	$(121)	$(45)	$(76)
BCL	Petroleos Mexicanos, 6.63%, 06/15/2035	2.82%	1.00%	09/20/2020	(900)	(74)	(46)	(28)
BNP	Petroleos Mexicanos, 6.63%, 06/15/2035	2.82%	1.00%	09/20/2020	(100)	(8)	(5)	(3)
GSC	Petroleos Mexicanos, 6.63%, 06/15/2035	2.82%	1.00%	09/20/2020	(500)	(42)	(26)	(16)
GSI	Republic of Colombia, 10.38%, 01/28/2033	1.10%	1.00%	03/20/2016	(100)	—	1	(1)
BCL	Russian Federation, 7.50%, 03/31/2030	3.43%	1.00%	09/20/2020	(1,000)	(107)	(137)	30
BCL	Sprint Communications, 8.38%, 08/15/2017	8.78%	5.00%	09/20/2020	(200)	(27)	(1)	(26)
CGM	Teck Resources Ltd., 3.15%, 01/15/2017	9.54%	1.00%	09/20/2020	(100)	(31)	(15)	(16)
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.61%	1.00%	06/20/2019	(56)	(1)	(4)	3
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.62%	1.00%	06/20/2021	(112)	(4)	(6)	2
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.08%	5.00%	03/20/2019	(100)	7	8	(1)
BBP	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(250)	(2)	—	(2)
BOA	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(200)	(2)	—	(2)
BOA	United Mexican States, 5.95%, 03/19/2019	1.41%	1.00%	03/20/2019	(100)	(1)	1	(2)
CGM	United Mexican States, 5.95%, 03/19/2019	1.73%	1.00%	09/20/2020	(400)	(13)	(7)	(6)
CSI	United Mexican States, 5.95%, 03/19/2019	1.10%	1.00%	09/20/2017	(100)	—	(1)	1
CSI	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(50)	—	—	—
GSC	United Mexican States, 5.95%, 03/19/2019	1.73%	1.00%	09/20/2020	(100)	(4)	(2)	(2)
GSI	United Mexican States, 5.95%, 03/19/2019	1.05%	1.00%	06/20/2017	(100)	—	(3)	3
GSI	United Mexican States, 5.95%, 03/19/2019	1.35%	1.00%	12/20/2018	(150)	(1)	—	(1)
GSI	United Mexican States, 5.95%, 03/19/2019	1.41%	1.00%	03/20/2019	(100)	(1)	1	(2)
JPM	United Mexican States, 5.95%, 03/19/2019	1.73%	1.00%	09/20/2020	(800)	(27)	(14)	(13)
MSS	United Mexican States, 5.95%, 03/19/2019	1.41%	1.00%	03/20/2019	(400)	(5)	3	(8)
					$(14,441)	$(780)	$(402)	$(378)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements — purchase protection (2)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$1,800	$(9)	$1

Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	$(35,600)	$117	$(170)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/PPM America Long Short Credit Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a) (b)	$1,658	$1,691
American Tower Trust I, 3.07%, 03/15/23 (c)	1,170	1,154
Citigroup Commercial Mortgage Trust REMIC, 0.96%, 06/15/21 (a) (b) (d)	4,000	3,971
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b) (d)	169	170
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	255	255
1.36%, 06/22/20 (c)	100	100
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (d)	57	57
MVW Owner Trust, 2.15%, 04/22/30 (c)	661	662
Wachovia Bank Commercial Mortgage Trust REMIC, 5.67%, 02/15/16 (d)	274	277
Total Non-U.S. Government Agency Asset- Backed Securities (cost $8,375)		8,337

CORPORATE BONDS AND NOTES - 71.6%

CONSUMER DISCRETIONARY - 9.7%
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,777
Boyd Gaming Corp., 6.88%, 05/15/23	603	612
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	788	777
CCO Holdings LLC, 5.88%, 05/01/27 (c)	600	556
CCO Safari II LLC
6.38%, 10/23/35 (c)	964	976
6.48%, 10/23/45 (c)	437	441
6.83%, 10/23/55 (c)	1,200	1,193
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	440	168
Delphi Corp., 5.00%, 02/15/23	1,650	1,708
General Motors Co.
3.50%, 10/02/18	1,500	1,512
5.00%, 04/01/35	1,000	927
6.25%, 10/02/43	664	702
Gibson Brands Inc., 8.88%, 08/01/18 (c)	369	326
GLP Capital LP, 4.38%, 11/01/18	207	209
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	585	604
International Game Technology Plc, 5.63%, 02/15/20 (c)	494	479
KB Home, 7.63%, 05/15/23	1,183	1,192
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	540	553
Levi Strauss & Co.
6.88%, 05/01/22	1,502	1,611
5.00%, 05/01/25	221	217
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	1,044	1,075
Netflix Inc., 5.75%, 03/01/24	325	332
Numericable Group SA, 5.38%, 05/15/22 (c), EUR	1,000	1,120
PVH Corp., 4.50%, 12/15/22	925	895
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	556	610
3.50%, 05/15/22 (c), EUR	358	393
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	469	558
Scientific Games International Inc., 7.00%, 01/01/22 (c)	699	690
SES SA, 5.30%, 04/04/43 (c)	615	614
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	1,567	1,575
Staples Inc., 2.75%, 01/12/18 (f)	3,000	3,029
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (c)	316	297
Tenneco Inc., 5.38%, 12/15/24	355	364
Time Warner Cable Inc., 6.75%, 06/15/39	247	247
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	527
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	519	506
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,625	1,637
		31,009
CONSUMER STAPLES - 3.1%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	1,142	1,173
Diamond Foods Inc., 7.00%, 03/15/19 (c)	138	142
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	452	418
HJ Heinz Co.
3.95%, 07/15/25 (c)	789	808
5.00%, 07/15/35 (c)	439	459
5.20%, 07/15/45 (c)	627	664
JBS Investments GmbH, 7.25%, 04/03/24 (c)	720	693
JM Smucker Co.
2.50%, 03/15/20 (c)	198	199
3.50%, 03/15/25 (c)	273	271
4.38%, 03/15/45 (c)	256	245
Post Holdings Inc., 8.00%, 07/15/25 (c)	720	741
Reynolds American Inc.
3.25%, 11/01/22	900	896
4.45%, 06/12/25	800	837
5.70%, 08/15/35	414	450
Reynolds Group Issuer Inc., 5.75%, 10/15/20	750	758
Tyson Foods Inc.
4.88%, 08/15/34	355	362
5.15%, 08/15/44	256	269
Wal-Mart Stores Inc., 4.30%, 04/22/44	363	371
		9,756
ENERGY - 9.7%
Access Midstream Partners LP, 4.88%, 05/15/23	123	114
Alpha Natural Resources Inc.
9.75%, 04/15/18 (g) (h)	700	26
6.25%, 06/01/21 (g) (h)	1,300	49
Arch Coal Inc., 7.25%, 06/15/21	1,300	78
BP Capital Markets Plc
2.50%, 11/06/22	650	620
2.75%, 05/10/23	1,027	986
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,671	597
California Resources Corp.
5.50%, 09/15/21	1,348	822
6.00%, 11/15/24	779	467
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,128	1,015
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	380
Chesapeake Energy Corp., 3.54%, 04/15/19 (d)	2,467	1,752
Citgo Holding Inc., 10.75%, 02/15/20 (c)	735	711
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c)	365	366
4.50%, 06/01/25 (c)	219	213
5.80%, 06/01/45 (c)	274	262
Concho Resources Inc., 5.50%, 04/01/23	477	453
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,326	1,861
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,055	691
Energy Transfer Partners LP
4.75%, 01/15/26	670	617
4.90%, 03/15/35	525	424

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.15%, 03/15/45	367	286
6.13%, 12/15/45	750	666
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	433	75
EnLink Midstream Partners LP, 4.15%, 06/01/25	486	446
EnQuest Plc, 7.00%, 04/15/22 (c)	834	517
Enterprise Products Operating LLC
3.75%, 02/15/25	326	312
3.70%, 02/15/26	521	493
4.95%, 10/15/54	472	405
EP Energy LLC, 6.38%, 06/15/23	728	539
Halcon Resources Corp.
8.63%, 02/01/20 (c)	310	258
9.75%, 07/15/20	1,144	389
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	579	426
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	950	534
Kinder Morgan Inc., 5.30%, 12/01/34	800	682
Legacy Reserves LP, 6.63%, 12/01/21	701	477
Linn Energy LLC, 8.63%, 04/15/20	450	120
Memorial Production Partners LP, 6.88%, 08/01/22	965	589
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	235
Oneok Inc., 7.50%, 09/01/23	1,369	1,318
Penn Virginia Corp., 8.50%, 05/01/20	600	151
Petrobras Global Finance BV
2.43%, 01/15/19 (d)	1,000	690
4.38%, 05/20/23	841	549
Plains Exploration & Production Co., 6.75%, 02/01/22	468	411
Range Resources Corp., 4.88%, 05/15/25 (c)	1,413	1,258
Regency Energy Partners LP
5.88%, 03/01/22	1,846	1,892
5.00%, 10/01/22	567	554
Seadrill Ltd., 6.13%, 09/15/17 (c) (i)	400	308
SM Energy Co., 6.13%, 11/15/22	784	726
Spectra Energy Partners LP
3.50%, 03/15/25	1,044	975
4.50%, 03/15/45	890	755
Transocean Inc.
6.88%, 12/15/21 (f)	1,250	928
4.30%, 10/15/22 (f)	411	254
WPX Energy Inc., 8.25%, 08/01/23	416	377
		31,099
FINANCIALS - 26.5%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	1,049	1,090
AerCap Ireland Capital Ltd., 4.50%, 05/15/21	180	180
Ally Financial Inc., 4.13%, 03/30/20	850	841
Altice Financing SA
7.88%, 12/15/19 (c)	200	207
5.25%, 02/15/23 (c), EUR	150	165
Banco Santander Chile, 2.21%, 06/07/18 (c) (d)	1,000	1,007
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (j)	773	756
6.50% (callable at 100 beginning 10/23/24) (j)	561	572
3.30%, 01/11/23	917	911
4.20%, 08/26/24	1,250	1,248
3.95%, 04/21/25	2,558	2,490
4.25%, 10/22/26	414	409
Barclays Bank Plc
7.75%, 04/10/23 (d) (k)	1,000	1,071
3.75%, 05/15/24	2,000	2,023
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (j) (k), EUR	1,100	1,298
8.25% (callable at 100 beginning 12/15/18) (j)	1,100	1,146
3.65%, 03/16/25	1,000	955
BAT International Finance Plc, 3.95%, 06/15/25 (c)	1,100	1,145
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (c) (j)	362	364
Capital One NA, 2.95%, 07/23/21 (b)	918	909
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (j)	1,100	1,072
CME Group Inc., 5.30%, 09/15/43	1,250	1,416
CNH Industrial Capital LLC, 3.88%, 07/16/18 (c)	663	650
Credit Suisse
3.00%, 10/29/21	797	798
3.63%, 09/09/24	1,191	1,193
Credit Suisse AG, 6.50%, 08/08/23 (c)	2,481	2,670
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (j)	1,759	1,832
Discover Financial Services, 3.95%, 11/06/24	1,250	1,231
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	983	1,109
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	2,221	2,324
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	875	904
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (j)	825	895
7.13% (callable at 100 beginning 06/15/22) (j)	3,400	3,927
General Motors Financial Co. Inc.
4.38%, 09/25/21	470	479
4.25%, 05/15/23	774	757
GFI Group Inc., 8.63%, 07/19/18 (f)	1,000	1,080
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (j)	1,675	1,636
5.38%, 03/15/20	1,350	1,506
4.00%, 03/03/24	1,461	1,504
3.50%, 01/23/25	221	218
3.75%, 05/22/25	332	333
5.15%, 05/22/45	1,522	1,495
Hospitality Properties Trust, 4.50%, 03/15/25	1,001	981
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (j) (k)	949	913
6.37% (callable at 100 beginning 03/30/25) (j)	1,319	1,258
4.25%, 03/14/24	1,100	1,092
5.25%, 03/14/44	350	355
International Lease Finance Corp.
2.29%, 06/15/16 (d)	1,350	1,343
6.25%, 05/15/19	1,800	1,917
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	2,475	2,443
Janus Capital Group Inc., 4.88%, 08/01/25	561	575
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (j)	1,750	1,719
7.90% (callable at 100 beginning 04/30/18) (j)	863	896
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,000	1,040
Morgan Stanley
1.03%, 07/23/19 (d)	1,550	1,539
5.63%, 09/23/19	900	1,005
4.10%, 05/22/23	1,399	1,422
3.88%, 04/29/24	625	639
3.95%, 04/23/27	417	402

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	2,000	1,983
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (j)	1,900	1,779
Prudential Financial Inc., 5.87%, 09/15/42 (d)	1,196	1,265
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (j) (k)	1,042	1,040
8.00% (callable at 100 beginning 08/10/25) (j) (k)	633	638
6.13%, 12/15/22	255	275
6.10%, 06/10/23	1,022	1,099
5.13%, 05/28/24	1,307	1,318
Santander UK Plc, 5.00%, 11/07/23 (c)	864	898
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (j)	499	460
Stena AB, 7.00%, 02/01/24 (c)	1,332	1,179
UBS Group AG, 4.13%, 09/24/25 (c)	1,835	1,828
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (j)	1,006	1,030
4.48%, 01/16/24	461	485
4.10%, 06/03/26	300	303
4.30%, 07/22/27	959	978
ZF North America Capital Inc.
4.00%, 04/29/20 (c)	583	554
4.50%, 04/29/22 (c)	324	306
		84,773
HEALTH CARE - 5.7%
AbbVie Inc.
2.90%, 11/06/22	510	499
3.60%, 05/14/25	1,410	1,393
4.70%, 05/14/45	472	458
Actavis Funding SCS
3.80%, 03/15/25	640	619
4.85%, 06/15/44	578	527
4.75%, 03/15/45	852	774
Becton Dickinson and Co., 4.69%, 12/15/44	370	370
Capsugel SA, 7.00%, 05/15/19 (c) (e)	1,493	1,489
Centene Corp., 4.75%, 05/15/22	272	271
Concordia Healthcare Corp., 7.00%, 04/15/23 (c)	280	244
DJO Finco LLC, 8.13%, 06/15/21 (c)	241	235
Endo Finance LLC, 6.00%, 07/15/23 (c)	338	335
Gilead Sciences Inc.
4.80%, 04/01/44	814	819
4.50%, 02/01/45	500	482
HCA Inc.
3.75%, 03/15/19	918	915
4.25%, 10/15/19	2,053	2,074
Hologic Inc., 5.25%, 07/15/22 (c)	234	236
Howard Hughes Medical Institute, 3.50%, 09/01/23	727	761
Merck & Co. Inc., 4.15%, 05/18/43	827	819
Omnicare Inc.
4.75%, 12/01/22	100	108
5.00%, 12/01/24	100	108
Quest Diagnostics Inc., 4.70%, 03/30/45	140	128
Tenet Healthcare Corp.
5.00%, 03/01/19	750	726
3.84%, 06/15/20 (c) (d)	543	540
8.13%, 04/01/22	786	835
6.75%, 06/15/23	169	167
VRX Escrow Corp., 5.88%, 05/15/23 (c)	1,034	991
WellCare Health Plans Inc., 5.75%, 11/15/20	1,267	1,318
		18,241
INDUSTRIALS - 2.2%
Aircastle Ltd., 4.63%, 12/15/18	539	549
Bombardier Inc.
5.50%, 09/15/18 (c)	276	239
4.75%, 04/15/19 (c)	1,571	1,265
6.00%, 10/15/22 (c)	835	618
6.13%, 01/15/23 (c)	1,727	1,269
7.50%, 03/15/25 (c)	271	203
Canadian Pacific Railway Co., 6.13%, 09/15/15	850	902
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,187	1,163
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	291	297
US Airways Group Inc., 6.13%, 06/01/18	575	591
		7,096
INFORMATION TECHNOLOGY - 1.7%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	886	877
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	829	588
CDK Global Inc., 3.30%, 10/15/19	503	506
CommScope Inc., 4.38%, 06/15/20 (c)	540	536
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (c)	325	331
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	1,048	629
ViaSat Inc., 6.88%, 06/15/20	1,932	2,028
		5,495
MATERIALS - 5.4%
Anglo American Plc, 3.63%, 05/14/20 (c)	605	528
Ardagh Packaging Finance Plc, 3.34%, 12/15/19 (c) (d)	3,000	2,887
Barrick Gold Corp.
3.85%, 04/01/22	123	112
4.10%, 05/01/23	477	427
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	432	372
Cemex Finance LLC
9.38%, 10/12/22 (c)	1,050	1,117
6.00%, 04/01/24 (c)	447	407
Cemex SAB de CV
6.50%, 12/10/19 (c)	574	567
7.25%, 01/15/21 (c)	794	792
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (c)	160	149
6.88%, 04/01/22 (c)	1,200	774
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,351	1,645
Hexion US Finance Corp., 6.63%, 04/15/20	500	425
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	333	369
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,413
Methanex Corp., 5.65%, 12/01/44	496	460
RPM International Inc, 5.25%, 06/01/45	1,050	1,000
Samarco Mineracao SA, 4.13%, 11/01/22 (c)	240	191
Sealed Air Corp., 4.88%, 12/01/22 (c)	337	333
Teck Resources Ltd., 2.50%, 02/01/18	3,650	2,938
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (c)	292	280
Votorantim Cimentos SA, 7.25%, 04/05/41 (c)	166	122
		17,308
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.
4.50%, 05/15/35	673	617
4.75%, 05/15/46	507	465
Frontier Communications Corp.
10.50%, 09/15/22 (c)	288	280
11.00%, 09/15/25 (c)	288	279

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hughes Satellite Systems Corp., 6.50%, 06/15/19	494	530
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	819	796
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1,500	1,170
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	953	941
Sprint Corp., 7.13%, 06/15/24	975	750
Verizon Communications Inc.
6.40%, 09/15/33	58	66
4.27%, 01/15/36	1,849	1,674
6.55%, 09/15/43	19	23
4.86%, 08/21/46	814	762
5.01%, 08/21/54	818	748
4.67%, 03/15/55	1,102	950
Wind Acquisition Finance SA, 3.98%, 07/15/20 (c) (d), EUR	500	555
		10,606
UTILITIES - 4.3%
Abengoa Yield Plc, 7.00%, 11/15/19 (c)	926	810
AES Corp.
3.32%, 06/01/19 (d)	500	475
4.88%, 05/15/23	850	746
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (j)	2,700	2,599
Enel SpA, 8.75%, 09/24/73 (c)	1,376	1,579
Exelon Corp.
3.95%, 06/15/25	618	624
5.10%, 06/15/45	513	524
FirstEnergy Corp.
4.25%, 03/15/23 (f)	616	619
7.38%, 11/15/31	525	634
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	747	770
GenOn Energy Inc., 9.50%, 10/15/18	1,025	948
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,029
Pacific Gas & Electric Co., 4.30%, 03/15/45	578	574
PPL Energy Supply LLC, 6.50%, 06/01/25 (c)	263	226
RJS Power Holdings LLC, 4.63%, 07/15/19 (c)	1,350	1,229
Wisconsin Energy Corp., 3.55%, 06/15/25	256	260
		13,646
Total Corporate Bonds and Notes (cost $250,330)		229,029

VARIABLE RATE SENIOR LOAN INTERESTS - 19.3% (d)

CONSUMER DISCRETIONARY - 7.9%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	1,072	1,053
8.00%, 07/28/22	71	71
Aramark Corp. Term Loan, 3.25%, 09/21/19	804	801
Borgata Term Loan B, 6.50%, 08/15/18	792	797
Burger King Corp. Term Loan B, 3.75%, 12/10/21	1,250	1,243
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	950	830
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21	600	596
Charter Communications LLC Term Loan, 3.50%, 01/23/23	187	186
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	312	310
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,790	1,784
Dollar Tree Inc. Term Loan, 3.50%, 05/26/22	510	510
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	1,062	1,054
Garda World Security Corp. Delayed Draw Term Loan, 5.25%, 11/05/20	100	98
Garda World Security Corp. Term Loan B, 5.25%, 11/05/20	391	383
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,195	1,191
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18	666	662
Jarden Corp. Term Loan B-1, 2.94%, 09/30/20	1,315	1,316
Liberty Global Term Loan, 4.50%, 12/24/21	900	871
Media General Inc. Term Loan, 4.00%, 07/31/20	1,224	1,213
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,212	1,205
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	590	588
Schaeffler AG Term Loan, 4.25%, 05/15/20	487	486
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,493	1,472
SeaWorld Parks & Entertainment Inc. Term Loan, 4.00%, 05/14/20	855	841
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (l)	1,391	1,364
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19	667	669
Univision Communications Inc. Term Loan, 4.00%, 03/01/20	2,102	2,087
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	1,286	1,181
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19	430	417
		25,279
CONSUMER STAPLES - 1.2%
Albertson’s LLC Term Loan B-3, 5.00%, 08/11/19	1,278	1,276
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18	1,333	1,329
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20	1,081	1,077
		3,682
ENERGY - 2.6%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	982	552
Citgo Petroleum Corp. Term Loan
9.50%, 05/09/18	697	685
4.50%, 07/23/21	1,469	1,456
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	1,658	1,652
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	1,872	1,582
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	200	55
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (l)	900	720
Linden Term Loan B, 3.75%, 12/01/20	312	310
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	1,550	215
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	1,084	654
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	495	413
		8,294
FINANCIALS - 1.0%
Endo Luxembourg Finance Term Loan B, 6.50%, 06/30/22	1,200	1,195
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	1,277	1,277

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	617	561
		3,033
HEALTH CARE - 1.1%
Amsurg Corp. Term Loan, 3.50%, 07/08/21	1,000	999
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	140	140
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,247	2,241
Valeant Pharmaceuticals International Inc. Term Loan, 4.00%, 03/13/22	289	286
		3,666
INDUSTRIALS - 2.4%
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20	1,469	1,454
Berry Plastics Term Loan E, 3.75%, 01/06/21	454	451
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,861	1,856
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	1,485	1,479
Southwire LLC Term Loan, 3.00%, 02/11/21	1,027	1,001
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	698	687
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	891	879
		7,807
INFORMATION TECHNOLOGY - 0.6%
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	665	603
CommScope Inc. Term Loan, 3.75%, 05/27/22	100	100
First Data Corp. New Term Loan, 3.70%, 03/24/17	1,300	1,293
		1,996
MATERIALS - 1.3%
Berry Plastics Corp. Term Loan F, 0.00%, 09/16/22 (m)	600	598
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,466	1,196
Hanson Building Products Term Loan, 6.50%, 03/05/22	1,160	1,149
MacDermid Inc. Term Loan, 4.75%, 06/07/20	355	345
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	993	978
		4,266
TELECOMMUNICATION SERVICES - 1.0%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	1,381	1,376
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (m)	1,750	1,738
		3,114
UTILITIES - 0.2%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	564	564
Total Variable Rate Senior Loan Interests (cost $65,276)		61,701

PREFERRED STOCKS - 1.2%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	19	471

FINANCIALS - 1.1%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (j)	45	1,102
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (j)	88	2,317
		3,419
Total Preferred Stocks (cost $4,091)		3,890

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	180
PIMCO Dynamic Credit Income Fund	11	199
Total Investment Companies (cost $505)		379

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 3.0%
JNL Money Market Fund, 0.10% (n) (o)	9,678	9,678
Total Short Term Investments (cost $9,678)		9,678
Total Investments - 97.8% (cost $338,255)		313,014
Other Assets and Liabilities, Net - 2.2%		7,176
Total Net Assets - 100.0%		$320,190

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $78,824 which represented 24.6% of net assets.

(d)	Variable rate securities. Rate stated was in effect as of September 30, 2015.
(e)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Security is in default relating to principal, dividends and/or interest.
(h)	Non-income producing security.
(i)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015.

(j)	Perpetual security.
(k)	Convertible security.
(l)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(m)	This variable rate senior loan will settle after September 30, 2015, at which time the interest rate will be determined.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$1,658	$1,691	0.5%
Citigroup Commercial Mortgage Trust REMIC, 0.96%, 06/15/21	06/05/2014	4,000	3,971	1.2
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36	10/10/2013	173	170	0.1
		$5,831	$5,832	1.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	December 2015	(44)	$19
U.S. Treasury Long Bond Future	December 2015	(119)	(246)
U.S. Treasury Note Future, 10-Year	December 2015	(689)	(937)
U.S. Treasury Note Future, 2-Year	December 2015	(26)	(7)
U.S. Treasury Note Future, 5-Year	December 2015	(304)	(214)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(151)	(198)
			$(1,583)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Capital One Bank USA Corp., 2.25%, 02/13/2019	N/A	1.00%	12/20/2020	$3,500	$(117)	$(110)	$(7)
CGM	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	12/20/2020	4,000	(99)	(91)	(8)
JPM	ConAgra Food Inc., 7.00%, 10/01/2028	N/A	1.00%	12/20/2020	4,000	(9)	(6)	(3)
JPM	Cooper Tire & Rubber Co., 7.63%, 03/15/2027	N/A	5.00%	12/20/2020	4,000	(604)	(532)	(72)
JPM	Dominion Resources Inc., 6.40%, 06/15/2018	N/A	1.00%	12/20/2020	4,000	(105)	(84)	(21)
CGM	Kellogg Co., 4.00%, 12/15/2020	N/A	1.00%	12/20/2020	4,000	(52)	(50)	(2)
CGM	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	12/20/2020	4,000	(91)	(87)	(4)
CGM	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	12/20/2020	4,000	(1)	—	(1)
CSI	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(30)	(7)	(23)
CGM	Teck Resources Ltd., 3.15%, 01/15/2017	N/A	1.00%	03/20/2018	3,500	471	126	345
JPM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	12/20/2020	4,000	156	134	22
CGM	Xerox Corporation., 6.35%, 05/15/2018	N/A	1.00%	12/20/2020	4,000	112	93	19
					$46,000	$(369)	$(614)	$245
Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	1.00%	1.00%	12/20/2020	$(3,500)	$1	$17	$(16)
JPM	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	2.26%	5.00%	12/20/2020	(4,000)	537	534	3
CGM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	1.34%	1.00%	12/20/2020	(4,000)	(66)	(68)	2
CGM	Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	1.55%	5.00%	12/20/2020	(4,000)	687	685	2
					$(15,500)	$1,159	$1,168	$(9)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See accompanying Notes to Schedules of Investments.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 61.4%

CONSUMER DISCRETIONARY - 6.2%
AutoZone Inc. (a)	13	$9,627
Compass Group Plc	96	1,531
Johnson Controls Inc.	142	5,865
Liberty Global Plc - Class A (a)	14	605
Liberty Global Plc - Class C (a)	28	1,153
Liberty LiLAC Group- Class A (a)	3	88
Liberty LiLAC Group- Class C (a)	6	188
Lowe’s Cos. Inc.	30	2,040
O’Reilly Automotive Inc. (a)	2	450
		21,547
CONSUMER STAPLES - 3.9%
Altria Group Inc.	36	1,958
CVS Health Corp.	25	2,374
General Mills Inc.	18	1,010
Kraft Heinz Foods Co.	10	720
Mondelez International Inc. - Class A	36	1,507
PepsiCo Inc.	30	2,791
Philip Morris International Inc.	37	2,967
SABMiller Plc	8	446
		13,773
ENERGY - 1.3%
Canadian Natural Resources Ltd.	232	4,514
FINANCIALS - 9.8%
Affiliated Managers Group Inc. (a)	11	1,795
American Tower Corp.	76	6,704
Bank of New York Mellon Corp.	255	9,972
BlackRock Inc.	6	1,725
Marsh & McLennan Cos. Inc.	269	14,037
Willis Group Holdings Plc	1	37
		34,270
HEALTH CARE - 15.1%
Abbott Laboratories	100	4,030
Aetna Inc. (b)	45	4,924
Allergan Plc (a)	29	7,925
Anthem Inc.	29	4,004
Becton Dickinson & Co. (b)	59	7,870
Eli Lilly & Co.	21	1,732
Henry Schein Inc. (a)	3	411
PerkinElmer Inc.	77	3,516
Pfizer Inc.	130	4,093
Thermo Fisher Scientific Inc.	73	8,926
UnitedHealth Group Inc.	19	2,181
Zoetis Inc. - Class A	73	3,014
		52,626
INDUSTRIALS - 11.1%
AMETEK Inc.	93	4,861
Boeing Co.	18	2,305
Danaher Corp.	159	13,570
IDEX Corp.	28	2,011
IHS Inc. - Class A (a)	15	1,740
Iron Mountain Inc.	115	3,582
Pentair Plc	45	2,302
Roper Industries Inc.	19	2,993
Sensata Technologies Holding NV (a)	27	1,179
Tyco International Plc	133	4,440
		38,983
INFORMATION TECHNOLOGY - 8.3%
Fiserv Inc. (a)	119	10,341
Google Inc. - Class A (a)	1	702
Google Inc. - Class C (a)	3	2,011
Microsoft Corp.	138	6,104
NetScout Systems Inc. (a)	92	3,261
SS&C Technologies Holdings Inc.	19	1,345
TE Connectivity Ltd.	17	1,024
Texas Instruments Inc.	23	1,159
Visa Inc. - Class A	44	3,037
		28,984
MATERIALS - 1.0%
Cytec Industries Inc.	45	3,338

TELECOMMUNICATION SERVICES - 0.5%
SBA Communications Corp. (a)	17	1,749

UTILITIES - 4.2%
FirstEnergy Corp.	124	3,886
PG&E Corp.	148	7,799
Xcel Energy Inc.	84	2,981
		14,666
Total Common Stocks (cost $217,547)		214,450

PREFERRED STOCKS - 2.0%

FINANCIALS - 0.6%
American Tower Corp., 5.50%, 02/15/18 (b)	19	1,791
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (c)	3	76
		1,867
HEALTH CARE - 1.2%
Allergan Plc, 5.50%, 03/01/18 (f)	4	4,189

TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US Inc., 5.50%, 12/15/17 (f)	11	783
Total Preferred Stocks (cost $7,103)		6,839

TRUST PREFERREDS - 0.4%

UTILITIES - 0.4%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (c)	2	38
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b) (c)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (c)	8	224
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c)	40	1,030
Total Trust Preferreds (cost $1,262)		1,298

INVESTMENT COMPANIES - 0.3%
T. Rowe Price Institutional Floating Rate Fund (d)	105	1,042
Total Investment Companies (cost $1,075)		1,042

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	$18	19
DB Master Finance LLC, 3.26%, 02/20/19 (e)	95	95
Wendys Funding LLC, 3.37%, 06/15/45 (e)	200	201
Total Non-U.S. Government Agency Asset- Backed Securities (cost $312)		315

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 18.0%

CONSUMER DISCRETIONARY - 2.9%
Amazon.com Inc.
2.60%, 12/05/19 (b)	615	630
3.80%, 12/05/24	485	497
AmeriGas Partners LP, 6.25%, 08/20/19	25	25
AutoZone Inc., 2.50%, 04/15/21	140	139
Cablevision Systems Corp., 7.75%, 04/15/18	150	150
CCO Holdings LLC, 7.38%, 06/01/20	475	493
CCO Safari II LLC, 3.58%, 07/23/20 (e)	275	273
Cedar Fair LP, 5.25%, 03/15/21	100	101
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (e)	225	212
DISH DBS Corp.
7.13%, 02/01/16	650	655
4.63%, 07/15/17	50	50
Group 1 Automotive Inc., 5.00%, 06/01/22 (b)	205	202
Hanesbrands Inc., 6.38%, 12/15/20	350	362
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	550	568
L Brands Inc.
6.90%, 07/15/17	608	657
8.50%, 06/15/19	25	29
6.63%, 04/01/21	250	278
5.63%, 02/15/22	25	26
5.63%, 10/15/23 (b)	660	701
Lamar Media Corp., 5.88%, 02/01/22	75	78
Levi Strauss & Co., 6.88%, 05/01/22	150	161
Penske Automotive Group Inc., 5.38%, 12/01/24	50	49
Priceline Group Inc., 0.35%, 06/15/20 (b) (f)	261	307
Six Flags Entertainment Corp., 5.25%, 01/15/21 (e)	25	25
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (e)	400	399
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (e)	400	388
Univision Communications Inc.
8.50%, 05/15/21 (b) (e)	350	364
6.75%, 09/15/22 (e)	1,800	1,863
5.13%, 05/15/23 (e)	375	356
UPC Holding BV, 6.38%, 09/15/22 (e), EUR	125	149
		10,187
CONSUMER STAPLES - 0.5%
B&G Foods Inc., 4.63%, 06/01/21	25	24
CVS Health Corp., 3.88%, 07/20/25	765	789
Hershey Co., 3.20%, 08/21/25 (b)	85	86
PepsiCo Inc., 1.25%, 04/30/18 (b)	70	70
Rite Aid Corp., 9.25%, 03/15/20	780	829
		1,798
ENERGY - 4.1%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	49
Chesapeake Energy Corp., 3.25%, 03/15/16 (b)	25	25
Chevron Corp.
0.50%, 03/02/18 (g)	30	30
1.37%, 03/02/18 (b)	450	450
Concho Resources Inc.
7.00%, 01/15/21	1,625	1,649
6.50%, 01/15/22	400	393
5.50%, 10/01/22 (b)	75	71
5.50%, 04/01/23	700	665
Diamondback Energy Inc., 7.63%, 10/01/21 (b)	125	131
Energy Transfer Partners LP
4.15%, 10/01/20	185	187
4.90%, 02/01/24	205	196
EQT Corp.
8.13%, 06/01/19	95	112
4.88%, 11/15/21	700	713
MarkWest Energy Partners LP
5.50%, 02/15/23	1,000	969
4.50%, 07/15/23	1,950	1,790
4.88%, 12/01/24 (b)	425	389
Range Resources Corp.
5.75%, 06/01/21 (b)	950	895
5.00%, 08/15/22 (b)	1,550	1,372
5.00%, 03/15/23	2,400	2,122
4.88%, 05/15/25 (e)	25	22
Targa Resources Partners LP
5.00%, 01/15/18 (e)	800	762
4.13%, 11/15/19 (e)	75	67
6.88%, 02/01/21	650	629
5.25%, 05/01/23	275	244
4.25%, 11/15/23 (b)	500	415
WPX Energy Inc., 5.25%, 01/15/17 (b)	100	100
		14,447
FINANCIALS - 3.2%
American Honda Finance Corp., 0.95%, 05/05/17	175	175
American Tower Corp., 5.00%, 02/15/24 (b)	140	147
AmeriGas Finance LLC
6.75%, 05/20/20	25	25
7.00%, 05/20/22	50	51
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (c)	350	345
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	140	140
2.25%, 12/01/19	360	361
CBRE Services Inc., 5.00%, 03/15/23	25	25
CNH Capital LLC
3.88%, 11/01/15	25	25
6.25%, 11/01/16	350	356
3.25%, 02/01/17	300	294
3.63%, 04/15/18 (b)	500	486
Ford Motor Credit Co. LLC
1.56%, 05/09/16 (g)	550	552
4.25%, 02/03/17	200	207
1.46%, 03/27/17	1,120	1,114
6.63%, 08/15/17	200	216
0.85%, 09/08/17 (g)	500	490
0.90%, 12/06/17 (b) (g)	500	494
1.72%, 12/06/17	250	248
2.15%, 01/09/18	450	448
5.00%, 05/15/18	200	213
2.38%, 03/12/19	500	496
2.60%, 11/04/19	925	916
International Lease Finance Corp., 2.29%, 06/15/16 (g)	250	249
Iron Mountain Inc., 6.00%, 10/01/20 (e)	325	328
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (c)	1,055	1,036
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	140	141
3.75%, 03/14/26	105	106
National Rural Utilities Cooperative Finance Corp., 0.95%, 04/24/17	60	60
Shell International Finance BV, 0.76%, 05/11/20 (g)	465	459

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (b) (c)	675	675
Tyco International Finance SA, 3.90%, 02/14/26	220	223
		11,121
HEALTH CARE - 2.5%
Becton Dickinson and Co.
1.80%, 12/15/17 (b)	565	567
2.68%, 12/15/19	330	334
Centene Corp., 5.75%, 06/01/17	200	208
Community Health Systems Inc.
5.13%, 08/15/18 (b)	200	205
7.13%, 07/15/20	325	338
5.13%, 08/01/21	150	153
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (b)	1,475	1,534
5.13%, 07/15/24	1,850	1,817
5.00%, 05/01/25 (b)	450	432
Eli Lilly & Co., 1.25%, 03/01/18 (b)	145	145
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (e)	450	480
5.88%, 01/31/22 (b) (e)	250	268
HCA Inc.
8.00%, 10/01/18	225	254
6.50%, 02/15/20	225	245
Johnson & Johnson
1.13%, 11/21/17 (b)	295	297
3.38%, 12/05/23 (b)	45	48
Medtronic Inc.
1.50%, 03/15/18	455	453
2.50%, 03/15/20	285	289
Novartis Capital Corp., 3.40%, 05/06/24	25	26
Omnicare Inc., 5.00%, 12/01/24	50	54
Roche Holdings Inc., 3.35%, 09/30/24 (e)	200	205
UnitedHealth Group Inc., 1.40%, 12/15/17	65	65
WellCare Health Plans Inc., 5.75%, 11/15/20	175	182
		8,599
INDUSTRIALS - 0.1%
Amphenol Corp., 1.55%, 09/15/17	25	25
Case New Holland Inc., 7.88%, 12/01/17	25	27
Danaher Corp., 3.35%, 09/15/25 (b)	225	230
Iron Mountain Inc., 7.75%, 10/01/19	112	116
Moog Inc., 5.25%, 12/01/22 (b) (e)	25	25
Xylem Inc., 3.55%, 09/20/16	60	61
		484
INFORMATION TECHNOLOGY - 1.3%
Fiserv Inc., 2.70%, 06/01/20	475	479
Harris Corp., 2.00%, 04/27/18	70	70
IMS Health Inc., 6.00%, 11/01/20 (b) (e)	100	102
NXP BV
3.50%, 09/15/16 (e)	300	301
3.75%, 06/01/18 (e)	2,075	2,080
5.75%, 02/15/21 (e)	500	520
5.75%, 03/15/23 (e)	525	546
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (e)	275	280
		4,378
MATERIALS - 0.1%
Cytec Industries Inc., 3.95%, 05/01/25	155	153
Rexam Plc, 6.75%, 06/29/67 (g), EUR	50	56
Valspar Corp., 3.95%, 01/15/26	150	153
		362
TELECOMMUNICATION SERVICES - 3.1%
Crown Castle International Corp.
4.88%, 04/15/22	500	520
5.25%, 01/15/23	800	846
Lynx I Corp.
5.38%, 04/15/21 (e)	720	724
6.00%, 04/15/21 (e), GBP	113	172
MetroPCS Wireless Inc., 6.63%, 11/15/20	400	407
SBA Communications Corp.
5.63%, 10/01/19	450	464
4.88%, 07/15/22	220	216
SBA Telecommunications Inc., 5.75%, 07/15/20 (b)	850	875
Sprint Communications Inc., 9.00%, 11/15/18 (e)	250	263
T-Mobile USA Inc., 6.54%, 04/28/20	1,375	1,397
Telesat Canada Inc., 6.00%, 05/15/17 (e)	35	35
UPCB Finance V Ltd., 7.25%, 11/15/21 (e)	1,710	1,810
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e)	2,655	2,791
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (e)	400	368
		10,888
UTILITIES - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	305	306
3.50%, 02/01/25	120	121
CMS Energy Corp.
6.55%, 07/17/17	10	11
8.75%, 06/15/19	50	62
Southern California Gas Co., 3.20%, 06/15/25	275	280
		780
Total Corporate Bonds and Notes (cost $64,504)		63,044

GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%

GOVERNMENT SECURITIES - 0.0%

Sovereign - 0.0%
Kreditanstalt fur Wiederaufbau, 0.50%, 04/19/16	90	90
Total Government and Agency Obligations (cost $90)		90

VARIABLE RATE SENIOR LOAN INTERESTS - 3.3% (g)

CONSUMER DISCRETIONARY - 0.8%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	249	246
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	150	147
Hanesbrands Inc. Term Loan B, 3.25%, 04/15/22	25	25
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	225	224
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	25	25
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	2,075	2,034
		2,701
CONSUMER STAPLES - 0.5%
D.E. Master Blenders Term Loan, 4.25%, 05/09/21	950	949
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	500	498

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20	200	199
		1,646
HEALTH CARE - 0.9%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	1,245	1,242
HCA Inc. Term Loan B-5, 2.94%, 03/31/17	1,967	1,964
		3,206
INFORMATION TECHNOLOGY - 0.2%
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	250	254
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	497	495
		749
TELECOMMUNICATION SERVICES - 0.9%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	2,825	2,745
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19	496	492
		3,237
UTILITIES - 0.0%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	28	28
Total Variable Rate Senior Loan Interests (cost $11,675)		11,567

SHORT TERM INVESTMENTS - 30.8%

Investment Companies - 28.9%
JNL Money Market Fund, 0.10% (d) (h)	24,700	24,700
T. Rowe Price Reserves Investment Fund, 0.10% (d) (h)	76,448	76,448
		101,148
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (h)	6,800	6,800
Total Short Term Investments (cost $107,948)		107,948
Total Investments - 116.3% (cost $411,516)		406,593
Other Assets and Liabilities, Net - (16.3%)		(57,036)
Total Net Assets - 100.0%		$349,557

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Perpetual security.
(d)	Investment in affiliate.
(e)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $16,478 which represented 4.7% of net assets.

(f)	Convertible security.
(g)	Variable rate securities. Rate stated was in effect as of September 30, 2015.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Altria Group Inc. CGM	01/15/2016	55.00	150	$(30)
American Tower Corp., CGM	01/15/2016	115.00	10	—
American Tower Corp., CGM	01/15/2016	110.00	4	—
American Tower Corp., MSC	01/15/2016	105.00	5	—
American Tower Corp., MSC	01/15/2016	110.00	4	—
Boeing Co., CGM	01/15/2016	140.00	2	(1)
CVS Caremark Corp. CGM	01/15/2016	110.00	47	(3)
CVS Caremark Corp., MSC	01/15/2016	120.00	16	—
CVS Caremark Corp., MSC	01/15/2016	115.00	17	(1)
CVS Caremark Corp., MSC	01/15/2016	90.00	14	(12)
CVS Caremark Corp., MSC	01/15/2016	95.00	14	(8)
Google Inc.	01/15/2016	590.00	3	(14)
Lowe’s Companies Inc., MSC	01/15/2016	60.00	35	(34)
Lowe’s Companies Inc., MSC	01/15/2016	75.00	16	(2)
Mondelez International Inc., CGM	01/15/2016	45.00	26	(3)
Pentair Plc., CGM	11/20/2015	70.00	4	—
PepsiCo Inc., MSC	01/15/2016	100.00	18	(3)
PepsiCo Inc., MSC	01/15/2016	105.00	12	(1)
PepsiCo Inc., MSC	01/15/2016	110.00	22	—
Thermo Fisher Scientific Inc., CGM	01/15/2016	150.00	19	—
UnitedHealth Group Inc., CGM	01/15/2016	100.00	13	(23)
UnitedHealth Group Inc., CGM	01/15/2016	105.00	13	(19)
Visa Inc.	01/15/2016	70.00	24	(8)
Visa Inc.	01/15/2016	75.00	24	(3)
Visa Inc., CGM	01/15/2016	75.00	76	(11)
			588	$(176)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	1,038	$251
Options written during the period	763	155
Options closed during the period	(1,013)	(236)
Options exercised during the period	(190)	(35)
Options expired during the period	(10)	(10)
Options outstanding at September 30, 2015	588	$125

See accompanying Notes to Schedules of Investments.

JNL/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 6.8%
Carnival Plc	41	$2,062
Cinemark Holdings Inc.	34	1,104
Interpublic Group of Cos. Inc.	86	1,639
Omnicom Group Inc. (a)	22	1,480
Twenty-First Century Fox Inc. - Class A	21	565
Viacom Inc. - Class B	24	1,049
		7,899
CONSUMER STAPLES - 10.2%
ConAgra Foods Inc. (a)	29	1,189
CVS Health Corp.	24	2,295
Kellogg Co.	26	1,727
Molson Coors Brewing Co. - Class B	17	1,447
Mondelez International Inc. - Class A	26	1,070
PepsiCo Inc.	36	3,353
Philip Morris International Inc.	10	812
		11,893
ENERGY - 12.5%
Anadarko Petroleum Corp.	8	506
EOG Resources Inc.	47	3,420
Occidental Petroleum Corp.	86	5,691
Phillips 66	33	2,521
Schlumberger Ltd.	35	2,385
		14,523
FINANCIALS - 29.8%
ACE Ltd.	14	1,468
American International Group Inc.	50	2,847
Capital One Financial Corp.	31	2,266
Charles Schwab Corp.	47	1,329
Citigroup Inc.	89	4,401
Communications Sales & Leasing Inc. (a)	81	1,454
Fidelity National Financial Inc.	24	851
Goldman Sachs Group Inc.	7	1,154
Hartford Financial Services Group Inc.	33	1,495
JPMorgan Chase & Co.	92	5,617
Morgan Stanley	74	2,319
PNC Financial Services Group Inc.	11	975
Prudential Financial Inc.	34	2,576
Regions Financial Corp. (a)	74	664
TD Ameritrade Holding Corp. (a)	22	711
Voya Financial Inc.	57	2,225
Wells Fargo & Co.	47	2,438
		34,790
HEALTH CARE - 11.3%
AbbVie Inc.	15	794
Bristol-Myers Squibb Co.	15	900
Cardinal Health Inc.	18	1,380
Eli Lilly & Co.	15	1,235
Medtronic Plc	23	1,533
Merck & Co. Inc.	43	2,102
Pfizer Inc.	118	3,703
UnitedHealth Group Inc.	13	1,533
		13,180
INDUSTRIALS - 6.9%
Delta Air Lines Inc.	27	1,233
Honeywell International Inc.	17	1,591
Northrop Grumman Systems Corp.	4	686
Raytheon Co.	16	1,720
United Technologies Corp.	32	2,862
		8,092
INFORMATION TECHNOLOGY - 10.9%
Accenture Plc - Class A	10	959
Apple Inc.	13	1,402
Applied Materials Inc.	80	1,171
Cisco Systems Inc.	131	3,431
Hewlett-Packard Co.	28	707
Microchip Technology Inc. (a)	28	1,226
Oracle Corp.	62	2,255
Texas Instruments Inc.	33	1,619
		12,770
MATERIALS - 6.2%
CF Industries Holdings Inc.	19	853
Dow Chemical Co.	16	684
Martin Marietta Materials Inc. (a)	4	569
Mosaic Co.	18	549
Owens Corning Inc.	21	899
Packaging Corp. of America	15	893
Potash Corp. of Saskatchewan Inc.	25	515
Vulcan Materials Co.	26	2,321
		7,283
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	133	4,349
Verizon Communications Inc.	26	1,151
		5,500
UTILITIES - 0.4%
NRG Yield Inc. - Class C	40	464
Total Common Stocks (cost $119,978)		116,394

SHORT TERM INVESTMENTS - 50.3%
Investment Company - 47.2%
JNL Money Market Fund, 0.10% (b) (c)	55,091	55,091

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (b) (c)	3,593	3,593
Total Short Term Investments (cost $58,684)		58,684

Total Investments - 150.0% (cost $178,662)		175,078
Other Assets and Liabilities, Net - (50.0%)		(58,361)
Total Net Assets - 100.0%		$116,717

(a)              All or a portion of the security was on loan.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/The London Company Focused U.S. Equity Fund

COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 22.2%
Cabela’s Inc. (a) (b)	99	$4,530
Carnival Plc	102	5,064
Dollar Tree Inc. (a)	95	6,341
Pulte Homes Inc.	232	4,381
Smith & Wesson Holding Corp. (a)	421	7,105
Vista Outdoor Inc. (a)	74	3,301
		30,722
ENERGY - 1.9%
ConocoPhillips Co.	55	2,622

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 18.9%
Berkshire Hathaway Inc. - Class B (a) (b)	64	8,305
BlackRock Inc.	20	5,970
Cincinnati Financial Corp. (b)	80	4,292
MBIA Inc. (a) (b)	333	2,023
Wells Fargo & Co.	109	5,582
		26,172
HEALTH CARE - 7.6%
Eli Lilly & Co.	77	6,445
Pfizer Inc.	132	4,155
		10,600
INDUSTRIALS - 27.0%
Deere & Co. (b)	60	4,414
General Dynamics Corp.	43	5,958
General Electric Co.	268	6,756
Norfolk Southern Corp.	72	5,486
Old Dominion Freight Line Inc. (a)	82	5,011
Orbital ATK Inc.	81	5,798
USG Corp. (a) (b)	149	3,962
		37,385
INFORMATION TECHNOLOGY - 5.9%
Corning Inc.	102	1,746
EMC Corp.	144	3,486
International Business Machines Corp.	20	2,903
		8,135
MATERIALS - 11.9%
Martin Marietta Materials Inc. (b)	44	6,748
NewMarket Corp.	19	6,912
Tredegar Corp.	221	2,891
		16,551
Total Common Stocks (cost $138,206)		132,187

SHORT TERM INVESTMENTS - 22.4%
Investment Company - 4.5%
JNL Money Market Fund, 0.10% (c) (d)	6,190	6,190

Securities Lending Collateral - 17.9%
Securities Lending Cash Collateral Fund LLC, 0.29% (c) (d)	24,747	24,747
Total Short Term Investments (cost $30,937)		30,937

Total Investments - 117.8% (cost $169,143)		163,124
Other Assets and Liabilities, Net - (17.8%)		(24,636)
Total Net Assets - 100.0%		$138,488

(a)              Non-income producing security.

(b)              All or a portion of the security was on loan.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/Van Eck International Gold Fund (a)

COMMON STOCKS - 95.3%
MATERIALS - 95.3%
Acacia Mining Plc	71	$266
Agnico-Eagle Mines Ltd. (b)	75	1,908
Alamos Gold Inc. - Class A	278	1,025
Alamos Gold Inc.	8	28
Amara Mining Plc (c)	683	99
Argonaut Gold Inc. (b) (c)	288	294
Asanko Gold Inc. (c)	199	291
Asanko Gold Inc. (b) (c)	8	12
AuRico Metals Inc. (b) (c)	411	203
B2Gold Corp. (b) (c)	1,352	1,419
Bear Creek Mining Corp. (c)	134	72
Belo Sun Mining Corp. (c)	393	53
Continental Gold Inc. (b) (c)	351	434
Corvus Gold Inc. (c)	147	45
Eastmain Resources Inc. (c)	123	29
Eldorado Gold Corp.	387	1,246
Evolution Mining Ltd.	784	698
Fortuna Silver Mines Inc. (b) (c)	48	105
Franco-Nevada Corp.	27	1,175
Fresnillo Plc (b)	76	683
Gold Canyon Resources Inc. (c)	121	26
Gold Road Resources Ltd. (c)	1,573	488
Goldcorp Inc.	126	1,583
Gryphon Minerals Ltd. (b) (c)	566	20
Guyana Goldfields Inc. (c)	200	537
Integra Gold Corp. (b) (c)	1,261	255
Klondex Mines Ltd. (c)	207	486
Lundin Gold Inc. (b) (c)	41	118
Lydian International Ltd. (b) (c)	317	63
MAG Silver Corp. (b) (c)	36	256
New Gold Inc. (c)	93	210
New Gold Inc. (b) (c)	264	598
Newcastle Gold Ltd. (c)	132	21
Newcrest Mining Ltd. (c)	96	862
Newmont Mining Corp.	19	305
Novagold Resources Inc. (b) (c)	76	274
Orezone Gold Corp. (c)	555	91
Osisko Gold Royalties Ltd. (b)	50	523
Premier Gold Mines Ltd. (b) (c)	171	289
Pretium Resources Inc. (b) (c)	93	563
Primero Mining Corp. (b) (c)	110	256
Randgold Resources Ltd. - ADR (b)	26	1,507
Romarco Minerals Inc. (c)	839	295
Roxgold Inc. (c) (d)	472	198
Royal Gold Inc. (b)	20	949
Rubicon Minerals Corp. (b) (c)	138	104
Rubicon Minerals Corp. (b) (c)	84	60
Sabina Gold & Silver Corp. (c)	340	97
SEMAFO Inc. (b) (c)	338	732
Silver Wheaton Corp.	89	1,068
Sulliden Mining Capital Inc. (c)	54	8
Tahoe Resources Inc.	102	788
Tahoe Resources Inc. (b)	29	224
TMAC Resources Inc. (c)	61	251
Torex Gold Resources Inc. (b) (c)	631	591
Yamana Gold Inc. (b)	29	50
Yamana Gold Inc. (b)	199	336
Total Common Stocks (cost $36,917)		25,167

SHORT TERM INVESTMENTS - 24.9%
Investment Companies - 4.8%
JNL Money Market Fund, 0.10% (e) (f)	1,148	1,148
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (f)	107	107
		1,255

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 20.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (e) (f)	5,310	5,310
Total Short Term Investments (cost $6,565)		6,565

Total Investments - 120.2% (cost $43,482)		31,732
Other Assets and Liabilities, Net - (20.2%)		(5,328)
Total Net Assets - 100.0%		$26,404

(a)              Consolidated Schedule of Investments.

(b)              All or a portion of the security was on loan.

(c)               Non-income producing security.

(d)              The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2015, the aggregate value of these liquid securities was $198 which represented 0.7% of net assets.

(e)               Investment in affiliate.

(f)                Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

JNL/WCM Focused International Equity Fund

COMMON STOCKS - 74.9%
AUSTRALIA - 1.9%
CSL Ltd.	197	$12,389

CANADA - 5.8%
Canadian Pacific Railway Co.	150	21,524
Constellation Software Inc.	38	15,865
		37,389
CHINA - 2.1%
Tencent Holdings Ltd.	821	13,834

DENMARK - 11.8%
Chr Hansen Holding A/S	346	19,330
Coloplast A/S	200	14,173
Novo-Nordisk A/S - ADR	553	30,013
Novozymes A/S - Class B	310	13,508
		77,024
FRANCE - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	74	12,614

INDIA - 2.2%
HDFC Bank Ltd. - ADR	229	14,013

IRELAND - 1.9%
Experian Plc	763	12,241

JAPAN - 5.2%
Keyence Corp.	24	10,539
Sysmex Corp.	304	16,036
Unicharm Corp. (a)	420	7,436
		34,011
MEXICO - 1.6%
Wal-Mart de Mexico SAB de CV	4,331	10,686

NETHERLANDS - 5.6%
Core Laboratories NV (a)	150	15,001
Sensata Technologies Holding NV (b)	487	21,600
		36,601
RUSSIAN FEDERATION - 0.9%
Yandex NV - Class A (b)	535	5,739

SOUTH AFRICA - 0.9%
Shoprite Holdings Ltd.	508	5,766

SPAIN - 1.7%
Inditex SA	338	11,322

SWEDEN - 2.1%
Svenska Cellulosa AB - Class B	480	13,417

SWITZERLAND - 10.0%
ACE Ltd.	260	26,930
Nestle SA	266	20,006
SGS SA	7	11,472
Swatch Group AG (a)	17	6,305
		64,713
TAIWAN - 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,648	34,188

UNITED KINGDOM - 7.7%
ARM Holdings Plc - ADR (a)	439	18,988
Compass Group Plc	796	12,720
Reckitt Benckiser Group Plc	200	18,122
		49,830
UNITED STATES OF AMERICA - 6.3%
ICON Plc (b)	267	18,954
Lazard Ltd. - Class A	505	21,865
		40,819
Total Common Stocks (cost $495,115)		486,596

SHORT TERM INVESTMENTS - 39.4%
Investment Company - 37.3%
JNL Money Market Fund, 0.10% (c) (d)	242,703	242,703

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.29% (c) (d)	13,542	13,542
Total Short Term Investments (cost $256,245)		256,245

Total Investments - 114.3% (cost $751,360)		742,841
Other Assets and Liabilities, Net - (14.3%)		(92,834)
Total Net Assets - 100.0%		$650,007

(a)              All or a portion of the security was on loan.

(b)              Non-income producing security.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen	PLN - Polish Zloty
BRL - Brazilian Real	KES Kenyan Shilling	QAR - Qatari Rial
CAD - Canadian Dollar	KRW - Korean Won	RON - Romanian New Leu
CHF - Swiss Franc	LBP - Lebanese Pound	RSD - Serbian Dinar
CLP - Chilean Peso	LKR - Sri Lankan Rupee	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	MAD - Moroccan Dirham	SGD - Singapore Dollar
CNY - Chinese Yuan	MXN - Mexican Peso	TRY - New Turkish Lira
DOP - Dominican Peso	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
EUR - European Currency Unit (Euro)	MUR - Mauritian Rupee	UGX - Ugandan Shilling
GBP - British Pound	NGN - Nigerian Naira	USD - United States Dollar
HKD - Hong Kong Dollar	NOK - Norwegian Krone	UYU - Uruguayan Peso
HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand
INR - Indian Rupee	OMR - Omani Rial	ZMW - Zambian Kwacha
ISO - Icelandic Krona- Offshore	PHP - Philippine Peso

Abbreviations:

ABS - Asset-Backed Security	ICE - IntercontinentalExchange
ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored by the International Index Company
ASX - Australian Stock Exchange	JSE - Johannesburg Stock Exchange
CAC - Cotation Assistee en Continu	KOSPI - Korea Composite Stock Price Index
CDI - Chess Depository Interest	LIBOR - London Interbank Offer Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MBS - Mortgage Backed Security
CLO - Collateralized Loan Obligation	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CMBS — Commercial mortgage-backed securities	MLP - Master Limited Partnership
CNX - CRISIL NSE Index	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	OJSC - Open Joint-Stock Company
ETF - Exchange Traded Fund	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
Euribor - Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	SPDR - Standard & Poor’s Depositary Receipt
FTSE - Financial Times and the London Stock Exchange	SPI - Schedule Performance Index
GDR - Global Depositary Receipt	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
ULSD - Ultra Low Sulfur Diesel
WTI - West Texas Intermediate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	GSI - Goldman Sachs International
BBP - Barclays Bank Plc	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank N.A.
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CBA - Common Wealth Bank of Australia	MSS - Morgan Stanley Capital Services Inc.
CCI - Citicorp Securities Inc.	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SCM - Scotia Capital Markets
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSB - Goldman Sachs Bank	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC

†            For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”   Amount rounds to less than one thousand.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Fund Changes - Effective September 28, 2015, the Sub-Advisor for JNL/Franklin Templeton Frontier Markets Fund was changed from Templeton Asset Management Ltd. to Mellon Capital Management Corporation.  The name of the Fund was changed to JNL/Mellon Capital Frontier Markets 100 Index Fund.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2015:

	Unfunded Commitment	Depreciation
JNL/Blackrock Global Long Short Credit Fund
Telenet International Finance SA Term Loan, 3.50%, 06/30/23	$1,461	$(30)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Ethiopian Railways Corp. Term Loan, 4.08%, 08/01/21	318	(14)

Security Valuation - Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Advisers’ Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2015 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Tactical ETF Conservative Fund
Investment Companies	$69,448	$—	$—	$69,448
Short Term Investments	13,556	—	—	13,556
Fund Total	$83,004	$—	$—	$83,004
JNL Tactical ETF Moderate Fund
Investment Companies	$168,437	$—	$—	$168,437
Short Term Investments	23,883	—	—	23,883
Fund Total	$192,320	$—	$—	$192,320
JNL Tactical ETF Growth Fund
Investment Companies	$128,335	$—	$—	$128,335
Short Term Investments	17,665	—	—	17,665
Fund Total	$146,000	$—	$—	$146,000
JNL/AQR Risk Parity Fund
Government and Agency Obligations	$—	$13,508	$—	$13,508
Short Term Investments	19,845	10,013	—	29,858
Fund Total	$19,845	$23,521	$—	$43,366
JNL/BlackRock Global Long Short Credit Fund
Common Stocks
Austria	$—	$276	$—	$276
Canada	417	—	—	417
France	—	216	—	216
Germany	—	96	—	96
Greece	—	735	—	735
Ireland	297	—	—	297
Luxembourg	—	88	—	88
Netherlands	231	—	—	231
Spain	—	463	—	463
United Kingdom	—	1,102	—	1,102
United States of America	4,020	493	5	4,518

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Long Short Credit Fund (continued)
Non-U.S. Government Agency ABS	$—	$57,979	$2,910	$60,889
Corporate Bonds and Notes	—	260,754	1,688	262,442
Government and Agency Obligations	—	19,276	—	19,276
Trust Preferreds	2,373	—	—	2,373
Preferred Stocks	1,797	—	—	1,797
Purchased Options	177	1,538	—	1,715
Variable Rate Senior Loan Interests(1)	—	50,156	2,965	53,121
Short Term Investments	44,100	98,958	—	143,058
Fund Total	$53,412	$492,130	$7,568	$553,110
JNL/DFA U.S. Micro Cap Fund
Common Stocks	$76,898	$—	$1	$76,899
Warrants	—	—	—	—
Short Term Investments	7,763	—	—	7,763
Fund Total	$84,661	$—	$1	$84,662
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$571,770	$1,500	$573,270
Government and Agency Obligations	—	775,008	—	775,008
Short Term Investments	166,736	—	—	166,736
Fund Total	$166,736	$1,346,778	$1,500	$1,515,014
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks
Romania	$2,284	$327	$—	$2,611
Singapore	—	2,043	—	2,043
Corporate Bonds and Notes	—	9,939	—	9,939
Government and Agency Obligations	—	366,086	—	366,086
Investment Companies	—	2,001	—	2,001
Purchased Options	—	2,648	—	2,648
Variable Rate Senior Loan Interests(1)	—	—	2,201	2,201
Short Term Investments	19,584	38,207	1,588	59,379
Fund Total	$21,868	$421,251	$3,789	$446,908
JNL/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$2,306	$1,500	$—	$3,806
Consumer Staples	7,436	4,063	—	11,499
Energy	6,464	3,160	—	9,624
Financials	4,253	8,627	—	12,880
Health Care	2,448	2,917	—	5,365
Industrials	4,962	4,057	—	9,019
Information Technology	4,857	—	—	4,857
Materials	2,050	2,509	—	4,559
Telecommunication Services	8,225	6,021	—	14,246
Utilities	8,776	6,072	—	14,848
Short Term Investments	7,374	—	—	7,374
Fund Total	$59,151	$38,926	$—	$98,077
JNL/FAMCO Flex Core Covered Call Fund
Common Stocks	$151,800	$—	$—	$151,800
Short Term Investments	5,227	—	—	5,227
Fund Total	$157,027	$—	$—	$157,027
JNL/Lazard International Strategic Equity Fund
Common Stocks	$8,366	$92,943	$—	$101,309
Short Term Investments	12,711	—	—	12,711
Fund Total	$21,077	$92,943	$—	$114,020
JNL/Mellon Capital Frontier Markets 100 Index Fund
Common Stocks
Argentina	$192	$—	$—	$192
Bangladesh	480	—	—	480
Jordan	—	75	—	75
Kazakhstan	8	—	—	8
Kenya	135	925	—	1,060
Kuwait	814	2,162	—	2,976
Mauritius	—	191	—	191
Morocco	180	—	—	180
Nigeria	586	1,401	—	1,987
Oman	—	644	—	644
Pakistan	1,045	450	—	1,495
Romania	249	918	—	1,167
Slovenia	39	—	—	39
Sri Lanka	166	182	—	348
Togo	72	—	—	72
Vietnam	1,140	319	—	1,459

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Frontier Markets 100 Index Fund (continued)
Short Term Investments	$3,109	$—	$—	$3,109
Fund Total	$8,215	$7,267	$—	$15,482
JNL/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$184,220	$—	$184,220
Short Term Investments	65,210	42,708	—	107,918
Fund Total	$65,210	$225,928	$—	$291,138
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$19,350	$—	$19,350
Corporate Bonds and Notes	—	39,433	—	39,433
Short Term Investments	6,640	8,197	—	14,837
Fund Total	$6,640	$66,980	$—	$73,620
JNL/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$27,935	$1,173	$—	$29,108
Corporate Bonds and Notes	—	405,340	—	405,340
Short Term Investments	29,419	—	—	29,419
Fund Total	$57,354	$406,513	$—	$463,867
JNL/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$5,031	$—	$5,031
Corporate Bonds and Notes	—	68,932	—	68,932
Variable Rate Senior Loan Interests	—	2,849	—	2,849
Government and Agency Obligations	—	21,730	—	21,730
Preferred Stocks	41	303	—	344
Purchased Options	—	182	—	182
Trust Preferreds	11	—	—	11
Short Term Investments	—	1,020	—	1,020
Fund Total	$52	$100,047	$—	$100,099
JNL/PPM America Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$8,337	$—	$8,337
Corporate Bonds and Notes	—	229,029	—	229,029
Variable Rate Senior Loan Interests	—	59,617	2,084	61,701
Preferred Stocks	3,890	—	—	3,890
Investment Companies	379	—	—	379
Short Term Investments	9,678	—	—	9,678
Fund Total	$13,947	$296,983	$2,084	$313,014
JNL/T. Rowe Price Capital Appreciation Fund
Common Stocks	$212,473	$1,977	$—	$214,450
Preferred Stocks	6,839	—	—	6,839
Trust Preferreds	1,298	—	—	1,298
Investment Companies	1,042	—	—	1,042
Non-U.S. Government Agency ABS	—	315	—	315
Corporate Bonds and Notes	—	63,044	—	63,044
Government and Agency Obligations	—	90	—	90
Variable Rate Senior Loan Interests	—	11,567	—	11,567
Short Term Investments	107,948	—	—	107,948
Fund Total	$329,600	$76,993	$—	$406,593
JNL/The Boston Company Equity Income Fund
Common Stocks	$116,394	$—	$—	$116,394
Short Term Investments	58,684	—	—	58,684
Fund Total	$175,078	$—	$—	$175,078
JNL/The London Company Focused U.S. Equity Fund
Common Stocks	$132,187	$—	$—	$132,187
Short Term Investments	30,937	—	—	30,937
Fund Total	$163,124	$—	$—	$163,124
JNL/Van Eck International Gold Fund
Common Stocks	$22,150	$3,017	$—	$25,167
Short Term Investments	6,565	—	—	6,565
Fund Total	$28,715	$3,017	$—	$31,732
JNL/WCM Focused International Equity Fund
Common Stocks
Australia	$—	$12,389	$—	$12,389
Canada	37,389	—	—	37,389
China	—	13,834	—	13,834
Denmark	30,013	47,011	—	77,024
France	—	12,614	—	12,614
India	14,013	—	—	14,013
Ireland	—	12,241	—	12,241
Japan	—	34,011	—	34,011
Mexico	10,686	—	—	10,686
Netherlands	36,601	—	—	36,601
Russian Federation	5,739	—	—	5,739

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/WCM Focused International Equity Fund (continued)
South Africa	$—	$5,766	$—	$5,766
Spain	—	11,322	—	11,322
Sweden	—	13,417	—	13,417
Switzerland	26,930	37,783	—	64,713
Taiwan	34,188	—	—	34,188
United Kingdom	18,988	30,842	—	49,830
United States of America	40,819	—	—	40,819
Short Term Investments	256,245	—	—	256,245
Fund Total	$511,611	$231,230	$—	$742,841

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(61,312)	$—	$(61,312)
Government and Agency Obligations	—	(37,939)	—	(37,939)
Fund Total	$—	$(99,251)	$—	$(99,251)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,435)	$—	$(8,435)
Fund Total	$—	$(8,435)	$—	$(8,435)
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$(148,435)	$—	$—	$(148,435)
Investment Companies	(3,927)	—	—	(3,927)
Fund Total	$(152,362)	$—	$—	$(152,362)

(1)Unfunded loan commitments in JNL/BlackRock Global Long Short Credit Fund and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund are not reflected in the Schedules of Investments.  Unrealized appreciation (depreciation) is reflected in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$366	$—	$—	$366
Open Forward Foreign Currency Contracts	—	221	—	221
Fund Total	$366	$221	$—	$587
JNL/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$73	$—	$—	$73
Open Forward Foreign Currency Contracts	—	2,240	—	2,240
Centrally Cleared Interest Rate Swap Agreements	—	15	—	15
OTC Credit Default Swap Agreements	—	779	—	779
Centrally Cleared Credit Default Swap Agreements	—	300	—	300
OTC Total Return Swap Agreements	—	4,115	—	4,115
Fund Total	$73	$7,449	$—	$7,522
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$388	$—	$—	$388
Open Forward Foreign Currency Contracts	—	9,386	—	9,386
OTC Interest Rate Swap Agreements	—	2,811	—	2,811
Centrally Cleared Interest Rate Swap Agreements	—	2,548	—	2,548
OTC Credit Default Swap Agreements	—	2,216	—	2,216
Fund Total	$388	$16,961	$—	$17,349
JNL/Mellon Capital Frontier Markets 100 Index Fund
Open Futures Contracts	$94	$—	$—	$94
Open Forward Foreign Currency Contracts	—	3	—	3
Fund Total	$94	$3	$—	$97
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$3,643	$—	$3,643
Fund Total	$—	$3,643	$—	$3,643
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$574	$—	$—	$574
Fund Total	$574	$—	$—	$574
JNL/PIMCO Credit Income Fund
Exchange Traded Futures Options	$1	$—	$—	$1
Open Futures Contracts	2	—	—	2
Open Forward Foreign Currency Contracts	—	252	—	252
OTC Interest Rate Swap Agreements	—	126	—	126
Centrally Cleared Interest Rate Swap Agreements	—	132	—	132
OTC Credit Default Swap Agreements	—	66	—	66
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Fund Total	$3	$577	$—	$580

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$19	$—	$—	$19
OTC Credit Default Swap Agreements	—	393	—	393
Fund Total	$19	$393	$—	$412

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$(321)	$—	$—	$(321)
Open Forward Foreign Currency Contracts	—	(349)	—	(349)
OTC Total Return Swap Agreements	—	(125)	—	(125)
Fund Total	$(321)	$(474)	$—	$(795)
JNL/BlackRock Global Long Short Credit Fund
Written Options	$(70)	$(38)	$—	$(108)
Exchange Traded Futures Options	(15)	—	—	(15)
Open Futures Contracts	(563)	—	—	(563)
Open Forward Foreign Currency Contracts	—	(2,014)	—	(2,014)
Centrally Cleared Interest Rate Swap Agreements	—	(502)	—	(502)
OTC Credit Default Swap Agreements	—	(2,993)	—	(2,993)
Centrally Cleared Credit Default Swap Agreements	—	(240)	—	(240)
OTC Total Return Swap Agreements	—	(473)	—	(473)
Fund Total	$(648)	$(6,260)	$—	$(6,908)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(1,055)	$—	$(1,055)
Open Futures Contracts	(4,418)	—	—	(4,418)
Open Forward Foreign Currency Contracts	—	(7,715)	(114)	(7,829)
OTC Interest Rate Swap Agreements	—	(6,851)	—	(6,851)
Centrally Cleared Interest Rate Swap Agreements	—	(866)	—	(866)
OTC Cross Currency Swap Agreements	—	(980)	—	(980)
OTC Credit Default Swap Agreements	—	(3,308)	—	(3,308)
Fund Total	$(4,418)	$(20,775)	$(114)	$(25,307)
JNL/Epoch Global Shareholder Yield Fund
Open Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/FAMCO Flex Core Covered Call Fund
Written Options	$(1,560)	$—	$—	$(1,560)
Fund Total	$(1,560)	$—	$—	$(1,560)
JNL/Mellon Capital Frontier Markets 100 Index Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(4,365)	$—	$(4,365)
Fund Total	$—	$(4,365)	$—	$(4,365)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(6,741)	$—	$—	$(6,741)
Fund Total	$(6,741)	$—	$—	$(6,741)
JNL/PIMCO Credit Income Fund
Written Options	$—	$(120)	$—	$(120)
Open Futures Contracts	(217)	—	—	(217)
Open Forward Foreign Currency Contracts	—	(90)	—	(90)
OTC Interest Rate Swap Agreements	—	(428)	—	(428)
Centrally Cleared Interest Rate Swap Agreements	—	(141)	—	(141)
OTC Credit Default Swap Agreements	—	(445)	—	(445)
Centrally Cleared Credit Default Swap Agreements	—	(170)	—	(170)
Fund Total	$(217)	$(1,394)	$—	$(1,611)
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$(1,602)	$—	$—	$(1,602)
OTC Credit Default Swap Agreements	—	(157)	—	(157)
Fund Total	$(1,602)	$(157)	$—	$(1,759)
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	$(25)	$(151)	$—	$(176)
Fund Total	$(25)	$(151)	$—	$(176)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2015.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	$—	$3,931
JNL/Mellon Capital Frontier Markets 100 Index Fund
Common Stocks	4,891	9,111

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/DoubleLine Total Return Fund
U.S. Government Agency ABS	$—	$—	$(30,117	)(3)	$—	$30,117	(3)	$—	$—	$—

(1)        Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2015.

(2)        There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2015 other than those noted.

(3)        During the period, the valuation of the U.S. Government Agency ABS held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The security is currently valued by an approved independent pricing service and considered a Level 2 valuation. Previously, it was valued using a single source broker quote and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, or in other market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates - During the period ended September 30, 2015, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  JNL/BlackRock Global Long Short Credit Fund invested in the iShares iBoxx High Yield Corporate Bond ETF which is an affiliate of the Fund’s Sub-Adviser.  JNL/T. Rowe Price Capital Appreciation

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in the JNL Money Market Fund and T. Rowe Price Reserves Investment Fund held at September 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Tactical ETF Conservative Fund	$624	$709	$—
JNL Tactical ETF Moderate Fund	—	3,296	—
JNL Tactical ETF Growth Fund	300	543	—
JNL/AQR Risk Parity Fund	16,500	3,500	3
JNL/BlackRock Global Long Short Credit Fund	26,633	44,100	6
JNL/DFA U.S. Micro Cap Fund	32	308	—
JNL/DoubleLine Total Return Fund	86,863	166,736	14
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	51,674	15,214	9
JNL/Epoch Global Shareholder Yield Fund	1,522	1,442	1
JNL/FAMCO Flex Core Covered Call Fund	4,882	5,227	1
JNL/Lazard International Strategic Equity Fund	5,994	3,533	1
JNL/Mellon Capital Frontier Markets 100 Index Fund	2,470	3,109	—
JNL/Neuberger Berman Currency Fund	9,965	10,312	2
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	628	6,640	1
JNL/Nicholas Convertible Arbitrage Fund	16,289	29,419	6
JNL/PIMCO Credit Income Fund	817	—	—
JNL/PPM America Long Short Credit Fund	—	9,678	2
JNL/T. Rowe Price Capital Appreciation Fund	2,056	24,700	—
JNL/The Boston Company Equity Income Fund	569	55,091	—
JNL/The London Company U.S Equity Fund	—	6,190	1
JNL/Van Eck International Gold Fund	2,862	1,148	—
JNL/WCM Focused International Equity Fund	—	242,703	5

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Capital Appreciation Fund	$16,536	$76,448	$15

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized (Loss)	Value End of Period
JNL/BlackRock Global Long Short Credit Fund	iShares iBoxx High Yield Corporate Bond ETF	$—	$373	$368	$—	$(5)	$—
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	1,017	34	—	30	—	1,042

Income Tax Matters - As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL Tactical ETF Conservative Fund	$87,097	$—	$(4,093)	$(4,093)
JNL Tactical ETF Moderate Fund	205,938	—	(13,618)	(13,618)
JNL Tactical ETF Growth Fund	159,730	—	(13,730)	(13,730)
JNL/AQR Risk Parity Fund	43,628	7	(269)	(262)
JNL/BlackRock Global Long Short Credit Fund	578,976	4,017	(29,853)	(25,836)
JNL/DFA U.S. Micro Cap Fund	81,064	15,980	(12,382)	3,598
JNL/DoubleLine Total Return Fund	1,487,741	34,261	(6,988)	27,273
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	478,114	6,707	(37,899)	(31,192)
JNL/Epoch Global Shareholder Yield Fund	108,420	1,449	(11,792)	(10,343)
JNL/FAMCO Flex Core Covered Call Fund	158,098	9,631	(10,702)	(1,071)
JNL/Mellon Capital Frontier Markets 100 Index Fund	16,759	641	(1,918)	(1,277)
JNL/Lazard International Strategic Equity Fund	117,871	4,644	(8,495)	(3,851)
JNL/Neuberger Berman Currency Fund	291,146	9	(17)	(8)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	73,694	11	(85)	(74)
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	508,992	1,469	(46,594)	(45,125)
Short Investments	177,738	11,975	(37,351)	(25,376)
JNL/PIMCO Credit Income Fund	101,404	1,510	(2,815)	(1,305)
JNL/PPM America Long Short Credit Fund	338,303	2,892	(28,181)	(25,289)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Capital Appreciation Fund	$411,748	$7,050	$(12,205)	$(5,155)
JNL/The Boston Company Equity Income Fund	178,717	3,324	(6,963)	(3,639)
JNL/The London Company Focused U.S. Equity Fund	169,143	5,633	(11,652)	(6,019)
JNL/Van Eck International Gold Fund	58,417	152	(26,837)	(26,685)
JNL/WCM Focused International Equity Fund	751,367	19,151	(27,677)	(8,526)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 25, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.